As filed with the Securities and Exchange Commission on August 14, 2018

Securities Act File No. 333-225631

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2

Post-Effective Amendment No.

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7762

John M. Perlowski

BLACKROCK FUNDSSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Benjamin Archibald, Esq. BlackRock Advisors, LLC BlackRock Fund Advisors 55 East 52nd Street New York, New York 10055

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.

Letter to Shareholders of each of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund, each a series of State Farm Mutual Fund Trust

2.

Questions and Answers for Shareholders of each of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund, each a series of State Farm Mutual Fund Trust

3.

Notice of Special Meeting of Shareholders of each of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund, each a series of State Farm Mutual Fund Trust

4.

Combined Prospectus/Proxy Statement regarding the proposed reorganizations of (i) State Farm S&P 500 Index Fund, a series of State Farm Mutual Fund Trust, into iShares S&P 500 Index Fund, a series of BlackRock Funds III, (ii) State Farm Bond Fund, a series of State Farm Mutual Fund Trust, into BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, (iii) State Farm Small Cap Index Fund, a series of State Farm Mutual Fund Trust, into iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., (iv) State Farm International Index Fund, a series of State Farm Mutual Fund Trust, into iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., (v) State Farm Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., (vi) State Farm Small/Mid Cap Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, (vii) State Farm International Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage International Fund, a series of BlackRock FundsSM, and (viii) State Farm Tax Advantaged Bond Fund, a series of State Farm Mutual Fund Trust, into iShares Municipal Bond Index Fund, a series of BlackRock FundsSM

5.

Statement of Additional Information regarding the proposed reorganizations of (i) State Farm S&P 500 Index Fund, a series of State Farm Mutual Fund Trust, into iShares S&P 500 Index Fund, a series of BlackRock Funds III, (ii) State Farm Bond Fund, a series of State Farm Mutual Fund Trust, into BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, (iii) State Farm Small Cap Index Fund, a series of State Farm Mutual Fund Trust, into iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., (iv) State Farm International Index Fund, a series of State Farm Mutual Fund Trust, into iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., (v) State Farm Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., (vi) State Farm Small/Mid Cap Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, (vii) State Farm International Equity Fund, a series of State Farm Mutual Fund Trust, into BlackRock Advantage International Fund, a series of BlackRock FundsSM, and (viii) State Farm Tax Advantaged Bond Fund, a series of State Farm Mutual Fund Trust, into iShares Municipal Bond Index Fund, a series of BlackRock FundsSM

6.	Appendix—Form of Proxy Card

7.	Part C Information

8.	Exhibits

STATE FARM MUTUAL FUND TRUST

State Farm S&P 500 Index Fund

State Farm Bond Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm Tax Advantaged Bond Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

August [    ], 2018

Dear Shareholder:

You are cordially invited to attend a special meeting of shareholders (the “Special Meeting”) of each of State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”), State Farm Bond Fund (the “Bond Target Fund”), State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”), State Farm International Index Fund (the “International Index Target Fund”), State Farm Equity Fund (the “Equity Target Fund”), State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”), State Farm International Equity Fund (the “International Equity Target Fund”) and State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund” and together with the S&P 500 Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund, the International Equity Target Fund and/or the Bond Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust, which will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001. Before the Special Meeting, by way of this letter, I would like to provide you with additional background and ask for your vote on important proposals affecting the Target Funds.

SFIMC, the investment adviser to each of the Target Funds, after a review of the nature and goals of its mutual fund advisory business, has determined to reduce the extent of its mutual fund advisory business activities. Accordingly, on May 23, 2018, SFIMC recommended, and the Board of Trustees of the Target Trust (the “Target Board”) approved, an Agreement and Plan of Reorganization with respect to each Target Fund pursuant to which each Target Fund would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors (“BFA”) or BlackRock Advisors, LLC (“BAL” and, together with BFA, the “Acquiring Fund Managers” and each, an “Acquiring Fund Manager”) as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h. No Reorganization is contingent upon the approval of any other Reorganization. Each of the Acquiring Fund Managers is an investment adviser to certain BlackRock mutual funds and is an indirect, wholly owned subsidiary of BlackRock, Inc. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

Target Funds	Acquiring Funds
S&P 500 Index Target Fund	iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”), a series of BlackRock Funds III, a Delaware statutory trust

Bond Target Fund	BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”), a series of BlackRock Funds VI, a Delaware statutory trust

Small Cap Index Target Fund	iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

International Index Target Fund	iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

Equity Target Fund	BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”), a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation

Small/Mid Cap Equity Target Fund	BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”), a series of BlackRock FundsSM (together with BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc., the “Acquiring Trusts” and each, an “Acquiring Trust”), a Massachusetts business trust

International Equity Target Fund	BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

Tax Advantaged Bond Target Fund	iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

Certain Acquiring Funds are “feeder” funds that invest all of their assets in a corresponding “master” portfolio as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio”), with a substantially identical investment objective as the Acquiring Fund.

Acquiring “Feeder” Funds	Acquiring Master Portfolios
S&P 500 Index Acquiring Fund	S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

CoreAlpha Bond Acquiring Fund	CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), a Delaware statutory trust

Russell 2000 Small-Cap Index Acquiring Fund	Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”), a series of Quantitative Master Series LLC (“QMS”), a Delaware limited liability company

Advantage Large Cap Core Acquiring Fund	Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with S&P 500 Index Acquiring Master Portfolio, CoreAlpha Bond Acquiring Master Portfolio and Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios”), a series of Master Large Cap Series LLC (“Master Large Cap Series LLC” and, together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”), a Delaware limited liability company

The proposed transactions include a reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Target Fund with the corresponding Acquiring Fund. In connection with each Reorganization, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any. The applicable Acquiring Fund will then transfer in-kind the acquired assets to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h.

After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Target Board unanimously recommends that you vote in favor of the applicable Reorganization because it believes such Reorganization is in the best interests of the applicable Target Fund.

Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the S&P 500 Index Target Fund to the S&P 500 Index Acquiring Fund in exchange for the assumption by the S&P 500 Index Acquiring Fund of certain stated liabilities of the S&P 500 Index Target Fund and newly-issued shares of the S&P 500 Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the S&P 500 Index Acquiring Fund by the S&P 500 Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the S&P 500 Index Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Bond Target Fund to the CoreAlpha Bond Acquiring Fund in exchange for the assumption by the CoreAlpha Bond Acquiring Fund of certain stated liabilities of the Bond Target Fund and newly-issued shares of the CoreAlpha Bond Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the CoreAlpha Bond Acquiring Fund by the Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Bond Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small Cap Index Target Fund to the Russell 2000 Small-Cap Index Acquiring Fund in exchange for the assumption by the Russell 2000 Small-Cap Index Acquiring Fund of certain stated liabilities of the Small Cap Index Target Fund and newly-issued shares of the Russell 2000 Small-Cap Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Russell 2000 Small-Cap Index Acquiring Fund by the Small Cap Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small Cap Index Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Index Target Fund to the MSCI EAFE International Index Acquiring Fund in exchange for the assumption by the MSCI EAFE International Index Acquiring Fund of certain stated liabilities of the International Index Target Fund and newly-issued shares of the MSCI EAFE International Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the MSCI EAFE International Index Acquiring Fund by the International Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Index Target Fund as a series of the Target Trust.

Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Equity Target Fund to the Advantage Large Cap Core Acquiring Fund in exchange for the assumption by the Advantage Large Cap Core Acquiring Fund of certain stated liabilities of the Equity Target Fund and newly-issued shares of the Advantage Large Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Large Cap Core Acquiring Fund by the Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Equity Target Fund as a series of the Target Trust.

Proposal 1f: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small/Mid Cap Equity Target Fund to the Advantage Small Cap Core Acquiring Fund in exchange for the assumption by the Advantage Small Cap Core Acquiring Fund of certain stated liabilities of the Small/Mid Cap Equity Target Fund and newly-issued shares of the Advantage Small Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Small Cap Core Acquiring Fund by the Small/Mid Cap Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small/Mid Cap Equity Target Fund as a series of the Target Trust.

Proposal 1g: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Equity Target Fund to the Advantage International Acquiring Fund in exchange for the assumption by the Advantage International Acquiring Fund of certain stated liabilities of the International Equity Target Fund and newly-issued shares of the Advantage International Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage International Acquiring Fund by the International Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Equity Target Fund as a series of the Target Trust.

Proposal 1h: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Tax Advantaged Bond Target Fund to the Municipal Bond Index Acquiring Fund in exchange for the assumption by the Municipal Bond Index Acquiring Fund of certain stated liabilities of the Tax Advantaged Bond Target Fund and newly-issued shares of the Municipal Bond Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Municipal Bond Index Acquiring Fund by the Tax Advantaged Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Tax Advantaged Bond Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.

The Target Board has fixed the close of business on May 25, 2018 for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournment(s) or postponement(s) thereof (the “Record Date”).

Please note that the Target Board believes that each Reorganization is in the best interests of the applicable Target Fund, and unanimously recommends that you vote “FOR” Proposal 1a, 1b, 1c, 1d, 1e, 1f, 1g and/or 1h, as applicable.

I encourage you to carefully review the enclosed materials, which explain these Proposals in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

•	By touch-tone telephone;

•	By Internet;

•	By marking, signing, dating and returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

If you do not vote using one of these methods, you may be called by Computershare Fund Services, our proxy solicitor, to vote your shares.

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by marking, signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

As always, we appreciate your support.

Sincerely,

Joe R. Monk, Jr.

President, Trustee and Chairperson of the Board

State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund, each a series of State Farm Mutual Fund Trust

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the proposed Reorganizations (each, a “Proposal” and collectively, the “Proposals”).

Q:	Why is a shareholder meeting being held?

A:

You are a shareholder of the S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund, the International Equity Target Fund and/or the Tax Advantaged Bond Target Fund. As a shareholder of a Target Fund, you are being asked to approve an Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) between the Target Trust, on behalf of the applicable Target Fund, and each Acquiring Trust, on behalf of the corresponding Acquiring Fund, as set out in the table below:

Proposal No.	Target Fund		Acquiring Fund		Acquiring Master Portfolio
1a	State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”)	a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust	iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”)	a series of BlackRock Funds III, a Delaware statutory trust	S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”)	a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

1b	State Farm Bond Fund (the “Bond Target Fund”)	a series of the Target Trust	BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”)	a series of BlackRock Funds VI, a Delaware statutory trust	CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”)	a series of Master Investment Portfolio II (“MIP II”), a Delaware statutory trust

1c	State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”)	a series of the Target Trust	iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”)	a series of BlackRock Index Funds, Inc., a Maryland corporation	Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”)	a series of Quantitative Master Series LLC (“QMS”), a Delaware limited liability company

1d	State Farm International Index Fund (the “International Index Target Fund”)	a series of the Target Trust	iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”)	a series of BlackRock Index Funds, Inc.	N/A	N/A

Proposal No.	Target Fund		Acquiring Fund		Acquiring Master Portfolio
1e	State Farm Equity Fund (the “Equity Target Fund”)	a series of the Target Trust	BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”)	a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation	Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with the S&P 500 Index Acquiring Master Portfolio, the CoreAlpha Bond Acquiring Master Portfolio and the Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios” and each, an “Acquiring Master Portfolio”)	a series of Master Large Cap Series LLC (“Master Large Cap Series LLC” and, together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”), a Delaware limited liability company

1f	State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”)	a series of the Target Trust	BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”)	a series of BlackRock FundsSM (together with BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc., the “Acquiring Trusts” and each, an “Acquiring Trust”), a Massachusetts business trust	N/A	N/A

1g	State Farm International Equity Fund (the “International Equity Target Fund”)	a series of the Target Trust	BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”)	a series of BlackRock FundsSM	N/A	N/A

Proposal No.	Target Fund		Acquiring Fund		Acquiring Master Portfolio
1h	State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund” and, together with the S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the International Equity Target Fund, the “Target Funds”)	a series of the Target Trust	iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund” and, together with the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”)	a series of BlackRock FundsSM	N/A	N/A

Shareholders of the applicable Target Funds as of the close of business on May 25, 2018 (the “Record Date”) are entitled to vote on their respective Proposal.

Each Target Fund and each Acquiring Fund are referred to as a “Fund” and collectively referred to as the “Funds.”

Each Acquiring Fund and each Acquiring Master Portfolio, following completion of the applicable Reorganization (as defined below), may be referred to respectively, as a “Combined Fund” or a “Combined Master Portfolio.”

Each Target Fund is asking you to approve, as a shareholder in such Target Fund, a series of transactions with respect to such Target Fund, which will result in you becoming a shareholder of the corresponding Acquiring Fund, a mutual fund advised by BlackRock Fund Advisors (“BFA”), which is the sub-adviser to certain of the Target Funds, or BlackRock Advisors, LLC (“BAL” and together with BFA, the “Acquiring Fund Managers” and each, an “Acquiring Fund Manager”). Each of the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Advantage Large Cap Core Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding Acquiring Master Portfolio, each with the same investment objective as the corresponding Acquiring Fund, as set out in the table above. The proposed transactions include a reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Target Fund with the corresponding Acquiring Fund. The Reorganizations are described herein and throughout this Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h.

Each of S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund pursues an identical investment objective and substantially similar investment strategies to achieve its respective investment objective.

Each of Bond Target Fund and CoreAlpha Bond Acquiring Fund pursues a different investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund pursues a substantially similar investment objective and substantially similar investment strategies to achieve its respective investment objective.

Each of International Index Target Fund and MSCI EAFE International Index Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Equity Target Fund and Advantage Large Cap Core Acquiring Fund pursues an identical investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of International Equity Target Fund and Advantage International Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund pursues a different investment objective and different investment strategies to achieve its respective investment objective.

If the applicable Reorganization is approved and completed, you will become a shareholder of the applicable Acquiring Fund, and the applicable Target Fund will be terminated, dissolved and liquidated as a series of the Target Trust. No Reorganization is contingent upon the approval of any other Reorganization. If any Reorganization is not consummated, then the Target Fund for which such Reorganization was not consummated will continue to exist and the Board of Trustees of the Target Trust will consider what action, if any, to take, which may include seeking a merger with a different fund, the liquidation of the applicable Target Fund or continuing current operations of such Target Fund. If approved by shareholders, the closing date for each Reorganization may vary, but it is currently anticipated that all closings are expected to be completed by the fourth quarter of 2018. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the Reorganizations and for a more complete description of each Acquiring Fund.

THE REORGANIZATIONS

Subject to approval by the shareholders of each Target Fund, the Agreement and Plan of Reorganization for each Reorganization provides for:

Step 1:

The transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”).

Step 2:	The distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to its shareholders.

Step 3:	The termination, dissolution and liquidation of such Target Fund as a series of the Target Trust.

Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement.

Q:	How does the Board of the Target Trust suggest that I vote?

A:	After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Target Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Target Trust (the “Independent Trustees”), has determined that each proposed Reorganization is in the best interests of each applicable Target Fund and, therefore, unanimously recommends that you cast your vote “FOR” each such proposed Reorganization.

Q:	In the Reorganizations, what class of shares of the applicable Acquiring Fund will I receive?

A:	You will receive shares, including fractional shares, if any, of the applicable Acquiring Fund as follows (the “Share Class Mapping”):

Index Funds

Solely with respect to Reorganizations that involve Acquiring Funds that are index mutual funds, Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

•

Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or (ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following S&P 500 Index Target Fund Shares	You will receive the following S&P 500 Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

v

The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small Cap Index Target Fund Shares	You will receive the following Russell 2000 Small-Cap Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following International Index Target Fund Shares	You will receive the following MSCI EAFE International Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following Tax Advantaged Bond Target Fund Shares	You will receive the following Municipal Bond Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*

*	See note above.

The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Non-Index Funds

If you own the following Bond Target Fund Shares	You will receive the following CoreAlpha Bond Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Equity Target Fund Shares	You will receive the following Advantage Large Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small/Mid Cap Equity Target Fund Shares	You will receive the following Advantage Small Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following International Equity Target Fund Shares	You will receive the following Advantage International Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Q:	Will I own the same number of shares of a Combined Fund as I currently own of my Target Fund?

A:

No. You will receive shares, including fractional shares, if any, of the applicable Acquiring Fund with the same aggregate net asset value (“NAV”) as the shares of the corresponding Target Fund you own immediately prior to the Reorganization. However, the number of shares you receive will depend on the relative NAV per share for the applicable class of such Target Fund and the corresponding Acquiring Fund computed as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the closing of the applicable Reorganization (“Valuation Time”), after the declaration and payment of applicable dividends and/or other distributions. Thus, if as of the Valuation Time the NAV of a share of the applicable Acquiring Fund is lower than the NAV of the corresponding share class of the applicable Target Fund, you will receive a greater number of shares of such Acquiring Fund in the Reorganizations than you held in the Target Fund immediately prior to the applicable Reorganization. On the other hand, if the NAV of a share of the applicable Acquiring Fund is higher than the NAV of the corresponding share class of the applicable Target Fund, you will receive fewer shares of such Acquiring Fund in the applicable Reorganization than you held in the Target Fund immediately prior to such Reorganization. The aggregate NAV immediately after the applicable Reorganization of your Combined Fund shares will be the same as the aggregate NAV of your Target Fund shares immediately prior to such Reorganization. The NAV per share of each class of the Target Fund will be computed as of the Valuation Time in accordance with the Acquiring Fund’s valuation policies and procedures. See the subsection entitled “Comparison of the Funds—Purchase, Redemption, Exchange and Valuation of Shares” in the Combined Prospectus/Proxy Statement for information regarding such policies and procedures.

Q:	Who will advise each Combined Fund once a Reorganization is completed?

A:

Each Acquiring Fund is advised by either BFA or BAL, and certain Acquiring Funds are sub-advised by BFA or an investment advisory affiliate, and each Combined Fund will continue to be advised by BFA or BAL, as applicable, once the applicable Reorganization is completed, as set forth in the chart below. Each of BFA and BAL is an investment adviser to certain BlackRock mutual funds and an indirect wholly-owned subsidiary of BlackRock, Inc.

Acquiring Fund	Investment Adviser	Sub-Advisor
S&P 500 Index Acquiring Fund	BFA	N/A
CoreAlpha Bond Acquiring Fund	BAL	BlackRock International Limited (“BIL”) and BFA
Russell 2000 Small-Cap Index Acquiring Fund	BAL	BFA
MSCI EAFE International Index Acquiring Fund	BAL	BFA
Advantage Large Cap Core Acquiring Fund	BAL	N/A
Advantage Small Cap Core Acquiring Fund	BAL	N/A
Advantage International Acquiring Fund	BAL	N/A
Municipal Bond Index Acquiring Fund	BFA	N/A

Q:	How will the Reorganization affect Fund fees and expenses?

A:

Assuming the Reorganizations had occurred on (i) December 31, 2017 with respect to the S&P 500 Index Combined Fund, CoreAlpha Bond Combined Fund, Russell 2000 Small-Cap Index Combined Fund, MSCI EAFE International Index Combined Fund and Municipal Bond Index Combined Fund, (ii) March 31, 2018 with respect to the Advantage Large Cap Core Combined Fund and Advantage International Combined Fund, and (iii) May 31, 2018 with respect to the Advantage Small Cap Core Combined Fund, each Combined Fund would have total annual fund operating expenses for each of its share classes to be issued in the applicable Reorganization that are estimated to be the same or lower than those of each of the corresponding share classes of the applicable Target Fund prior to the Reorganizations. Each Combined Fund would have net annual fund operating expenses for each of its share classes to be issued in the applicable Reorganization that are estimated to be the same or lower than those of the corresponding share classes of the applicable Target Fund prior to the applicable Reorganization, as set forth in the table below, after giving effect to all applicable contractual expense reimbursements (which exclude the effect of certain fees and expenses) that BFA or BAL, as applicable, has agreed to continue through the dates indicated in the table below. With respect to CoreAlpha Bond Acquiring Fund, this analysis is based on the fees and expenses of the CoreAlpha Bond Predecessor Fund (as defined in the Combined Prospectus/Proxy Statement), as the Acquiring Fund is recently organized and had no outstanding shares as of the date of the Combined Prospectus/Proxy Statement.

Target Fund Name	Combined Fund Net Annual Fund Operating Expenses Expected to be Higher/Same/Lower than the Target Fund	Expiration Date of Contractual Expense Reimbursements
S&P 500 Index Target Fund	Lower	April 30, 2021
Bond Target Fund	Same for Premier Shares; lower for Class A Shares, Class B Shares, Legacy Class B Shares, Class R-1 Shares, Class R-2 Shares, Class R-3 Shares and Institutional Shares	April 30, 2021
Small Cap Index Target Fund	Lower	April 30, 2021
International Index Target Fund	Lower	April 30, 2021
Equity Target Fund	Lower	January 31, 2021
Small/Mid Cap Equity Target Fund	Lower	September 30, 2021
International Equity Target Fund	Lower	January 31, 2021
Tax Advantaged Bond Target Fund	Lower	September 30, 2021

Q:	Will I have to pay any sales charge, commission or other similar fee in connection with the applicable Reorganization?

A:	No, you will not have to pay any sales charge, commission or other similar fee in connection with the applicable Reorganization. However, if you purchase shares of the Combined Funds after the closing of the Reorganization, all applicable sales charges and/or contingent deferred sales charges (“CDSCs”) will apply to such purchases and/or redemptions of such shares in the Combined Funds.

Q:	Are there any differences in front-end sales charges or CDSCs?

A:	Yes. A maximum CDSC is assessed on certain redemptions of Investor A Shares of CoreAlpha Bond Acquiring Fund, Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund and Investor P Shares of Municipal Bond Index Acquiring Fund. A maximum CDSC is assessed on redemptions of Class B Shares of each of the Target Funds.

Investor A Shares of CoreAlpha Bond Acquiring Fund, Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund and Investor P Shares of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund and Municipal Bond Index Acquiring Fund are subject to a maximum front-end sales charge. Investor A Shares of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund and Municipal Bond Index Acquiring Fund and Institutional Shares of each Acquiring Fund do not charge a front-end sales charge. Class A Shares and Premier Shares of each Target Fund are subject to a maximum front-end sales charge and Class B Shares, Legacy Class B Shares, Class R-1 Shares, Class R-2 Shares, Class R-3 Shares and Institutional Shares of each Target Fund do not charge a front-end sales charge. Shareholders of each of Class R-1 Shares and Class R-2 Shares of each of the Target Funds will receive Investor A Shares or Investor P Shares, as applicable, of the applicable Acquiring Fund. Although shareholders of each of Class R-1 Shares and Class R-2 Shares will receive Investor A Shares or Investor P Shares, as applicable, which are subject to different front-end sales charges and CDSCs than Class R-1 Shares and Class R-2 Shares as detailed below, it is expected that such shareholders will be eligible to buy additional Investor A Shares or Investor P Shares, as applicable, without paying sales loads following the Reorganizations pursuant to the Acquiring Funds’ current sales charge waiver policy, which permits employer-sponsored retirement plans to buy Investor A Shares or Investor P Shares, as applicable, load-waived. Please see the following tables for a further illustration of each of the share classes and their respective front-end sales charges and CDSCs.

x

Target Fund Front-End Sales Charge		Acquiring Fund Front-End Sales Charge
S&P 500 Index Target Fund Class A and Premier Shares Small Cap Index Target Fund Class A and Premier Shares International Index Target Fund Class A and Premier Shares Equity Target Fund Class A and Premier Shares Small/Mid Cap Equity Target Fund Class A and Premier Shares International Equity Target Fund Class A and Premier Shares	5.00%	S&P 500 Index Acquiring Fund Investor P Shares Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares MSCI EAFE International Index Acquiring Fund Investor P Shares Advantage Large Cap Core Acquiring Fund Investor A Shares Advantage Small Cap Core Acquiring Fund Investor A Shares Advantage International Acquiring Fund Investor A Shares	5.25%

Bond Target Fund Class A and Premier Shares Tax Advantaged Bond Target Fund Class A and Premier Shares	3.00%	CoreAlpha Bond Acquiring Fund Investor A Shares Municipal Bond Index Acquiring Fund Investor P Shares	4.00%
Legacy Class B	None	S&P 500 Index Acquiring Fund Investor A and Institutional Shares	None
Class R-1	None	CoreAlpha Bond Acquiring Fund Institutional Shares
Class R-2	None	Russell 2000 Small-Cap Index Acquiring Fund Investor A and Institutional Shares
Class R-3	None	MSCI EAFE International Index Acquiring Fund Investor A and Institutional Shares
Institutional	None

Advantage Large Cap Core Acquiring Fund Institutional Shares

Advantage Small Cap Core Acquiring Fund Institutional Shares

Advantage International Acquiring Fund Institutional Shares

Municipal Bond Index Acquiring Fund Investor A and Institutional Shares

Target Fund CDSCs		Acquiring Fund CDSCs
Class A	For an investment of $500,000 or more in Class A Shares, a CDSC will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.	Advantage Large Cap Core Acquiring Fund Investor A Shares Advantage Small Cap Core Acquiring Fund Investor A Shares Advantage International Acquiring Fund Investor A Shares	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Class B	5.00%	CoreAlpha Bond Acquiring Fund Investor A Shares	A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Premier	For an investment of $500,000 or more in Premier Shares, a CDSC will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

Legacy Class B	3.00%	Municipal Bond Index Acquiring Fund Investor P Shares	A CDSC of 0.15% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Class R-1	None
Class R-2	None

Target Fund CDSCs		Acquiring Fund CDSCs
Class R-3	None	S&P 500 Index Acquiring Fund Investor A, Investor P and Institutional Shares	None
Institutional	None	CoreAlpha Bond Acquiring Fund Institutional Shares
Russell 2000 Small-Cap Index Acquiring Fund Investor A, Investor P and Institutional Shares
MSCI EAFE International Index Acquiring Fund Investor A, Investor P and Institutional Shares
Advantage Large Cap Core Acquiring Fund Institutional Shares
Advantage Small Cap Core Acquiring Fund Institutional Shares
Advantage International Acquiring Fund Institutional Shares

When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Q:	What happens to my shares if a Reorganization is approved? Will I have to take any action if a Reorganization is approved?

A:

If a Reorganization is approved, no action is required on your part. Following approval, your shares will automatically be exchanged for shares of the applicable Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with such Reorganization. The aggregate NAV of the applicable Acquiring Fund shares you receive in the applicable Reorganization will be equal to the aggregate NAV of the shares you own in the corresponding Target Fund immediately prior to such Reorganization.

Q:	What happens if a Reorganization is not approved?

A:

No Reorganization is contingent upon the approval of any other Reorganization. One or more Reorganizations may not be approved by shareholders of an applicable Target Fund. If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund in light of the best interests of such Target Fund’s shareholders, which may include seeking a merger with a different fund (including a fund that is not managed by a BlackRock investment adviser), the liquidation of such Target Fund or continuing current operations of such Target Fund. If a Reorganization does not occur as contemplated in this Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of that Target Fund as to the status of the transaction. Those Reorganizations that are approved will occur as contemplated in this Combined Prospectus/Proxy Statement.

Q:	Will the applicable Reorganization create a taxable event for me?

A:

Each Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganizations so qualify, the Target Funds and the Acquiring Funds will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganizations (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Funds’ taxable year due to the Reorganizations or as a result of the transfer of certain assets). As a condition to the closing of the Reorganizations, the Acquiring Trusts, on behalf of each relevant Acquiring Fund, and the Target Trust, on behalf of each Target Fund, will receive an opinion from Dechert LLP to the effect that the corresponding Reorganization will qualify as a tax-free reorganization under Section 368 of the Code. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

At any time before the Reorganizations take place, a shareholder may redeem shares of the Target Funds. Generally, such redemptions would be taxable transactions.

S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund

The portfolio managers of each of the corresponding Acquiring Funds do not anticipate disposing, or requesting the disposition, of more than 5% of the holdings of S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund, respectively, in preparation for, or as a result of, the Reorganizations, other than in connection with the ordinary course of business. Consequently, minimal transaction costs are anticipated to be incurred in restructuring the portfolio holdings of these Target Funds in connection with their Reorganizations.

Bond Target Fund

The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate disposing of a significant portion (approximately 67%) of the Bond Target Fund acquired in the Reorganization in connection with realigning the CoreAlpha Bond Combined Fund’s portfolio in a manner consistent with its investment process. The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate that the portfolio securities of the Bond Target Fund to be sold following the Reorganization will consist mainly of treasury, corporate bonds and commercial mortgage backed securities, which are not aligned with the investment process and strategies of the CoreAlpha Bond Acquiring Fund.

As of December 31, 2017, treasury securities account for approximately 13% of the Bond Target Fund. Portfolio management intends to dispose of substantially all of the treasury securities acquired from the Bond Target Fund to better align with the underlying investments of the CoreAlpha Bond Acquiring Fund; the CoreAlpha Bond Acquiring Fund invests minimally in treasury securities.

As of December 31, 2017, corporate bonds account for approximately 71% of the Bond Target Fund and commercial mortgage backed securities (“CMBS”) account for approximately 14% of the Bond Target Fund. Portfolio management intends to dispose of approximately 62% of the corporate bonds and 80% of the CMBS acquired from the Target Fund and will seek to use the proceeds to better align with the investment process, strategies and profile of the Acquiring Fund. Such proceeds will be used to invest more significantly in below investment grade securities, agency-backed mortgages, residential mortgage-backed securities and asset-backed securities to bring the Combined Fund more in line with its asset allocation targets relative to its benchmark index, the Bloomberg Barclays Aggregate Bond Index.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Bond Target Fund in connection with the Combined Fund investing in corporate bonds and agency mortgages that align with the investment objective to provide a combination of income and capital growth are estimated to be approximately 0.06% of the Combined Fund’s net assets following the Reorganization.

The degree to which Bond Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. Assuming the Reorganization had been completed on December 31, 2017 and that, on December 31, 2017, the CoreAlpha Bond Combined Fund had sold 67% of the portfolio previously held by the Bond Target Fund anticipated to be disposed of in connection with the Reorganization, the sales would result in a net capital gain of $2,505,223 or $0.02 per share of the Combined Fund, assuming that State Farm Equity and Bond Fund, a separate series of the Target Trust, will have redeemed its shares and that all other Target Fund shareholders as of December 31, 2017, elect to participate in the Reorganization. These amounts do not take into account previously realized gain of $360,680 or $0.005 per share of the Target Fund prior to the Reorganization or any available capital loss carryforward, if any.

Equity Target Fund

The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that a significant portion (approximately 72%) of the Equity Target Fund will be disposed of prior to the Reorganization in connection with realigning the Equity Target Fund’s portfolio in a manner more consistent with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. The Advantage Large Cap Core Acquiring Fund uses a quantitative investment management process while the Equity Target Fund utilizes a fundamental approach in its investment process. The Advantage Large Cap Core Acquiring Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Advantage Large Cap Core Acquiring Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. Portfolio management then constructs and rebalances the Advantage Large Cap Core Acquiring Fund by integrating its investment insights with the model-based optimization process. The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that the portfolio securities of the Equity Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities that are not aligned with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. It is currently estimated that the majority of the equities to be sold are in the Health Care, Industrial, and Telecom sectors. The portfolio management team expects that the proceeds from such disposition will be used to invest in large cap equity securities in the Consumer Discretionary, Energy, Financials, and Real Estate sectors that better align with the Advantage Large Cap Core Acquiring Fund’s model-based investment approach.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Equity Target Fund in connection with the Equity Target Fund investing in equity securities that better align the portfolio holdings of the Equity Target Fund with that of the Advantage Large Cap Core Acquiring Fund are estimated to be approximately 0.03% of the Equity Target Fund’s net assets prior to the Reorganization.

The degree to which Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If 72% of the portfolio was sold on March 31, 2018, the sales would result in a net capital gain position of $141,905,421 or $2.45 per share, which includes a previously realized gain of $15,584,425 or $0.27 per share, and an unrealized gain of $126,320,996 or $2.18 per share, assuming that State Farm Equity and Bond Fund, a separate series of the Target Trust, will have redeemed its shares and that all other Target Fund shareholders as of March 31, 2018, elect to participate in the Reorganization. These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of March 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

Small/Mid Cap Equity Target Fund

While the portfolio managers of Advantage Small Cap Core Acquiring Fund do not anticipate disposing of more than 5% of Small/Mid Cap Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process and principal investment strategies of the Acquiring Fund prior to the closing of the Reorganization. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $190,795 or, based on shares outstanding as of May 31, 2018, $0.008 per share.

The degree to which Small/Mid Cap Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If all such holdings were sold on May 31, 2018, the sales would result in a net capital gain position of $19,468,600 or $0.78 per share, which includes a previously realized gain of $3,410,642 or $0.14 per share, and an unrealized gain of $16,057,958 or $0.64 per share, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of May 31, 2018, elect to participate in the Reorganization (i.e., do not redeem from the Target Fund). These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of May 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

International Equity Target Fund

While the portfolio managers of Advantage International Acquiring Fund do not anticipate disposing of more than 5% of International Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process of the Acquiring Fund prior to the closing of the Reorganization. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $52,773 or, based on shares outstanding as of March 31, 2018, $0.004 per share.

The degree to which International Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If all such holdings were sold on March 31, 2018, the sales would result in a net capital gain position of $10,983,446 or $0.88 per share, which includes a previously realized gain of $1,744,565 or $0.14 per share, and an unrealized gain of $9,238,881 or $0.74 per share, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of March 31, 2018, elect to participate in the Reorganization (i.e., do not redeem from the Target Fund). These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of March 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

Tax Advantaged Bond Target Fund

Although the portfolio managers of the Municipal Bond Index Acquiring Fund do not anticipate requesting the disposition of the holdings of the Tax Advantaged Bond Target Fund in preparation for the

Reorganization, they do anticipate disposing of substantially all of the Tax Advantaged Bond Target Fund’s holdings following the closing of the Reorganization, which may result in taxable income being recognized. The extent of these sales is to align the Combined Fund’s portfolio with the investment objective, process and strategies of the Acquiring Fund. Transaction costs anticipated to be incurred by the Combined Fund in connection with the Reorganization are not expected to be material.

The Municipal Bond Index Acquiring Fund will not be in compliance with its investment policies immediately following the Reorganization while the portfolio management team transitions the holdings of the Combined Fund to align with the investment objective and strategies of the Combined Fund. It is expected that Municipal Bond Index Acquiring Fund’s portfolio assets will be sold and it will be in compliance with its investment policies within approximately 60 to 75 days of the closing of the Reorganization.

The degree to which Tax Advantaged Bond Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. Assuming the Reorganization had been completed on December 31, 2017 and that, on December 31, 2017, the Combined Fund had sold substantially all of the portfolio previously held by the Tax Advantaged Bond Target Fund anticipated to be disposed of in connection with the Reorganization, the sales would result in a net capital gain of $0 or $0.00 per share of the Combined Fund, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of December 31, 2017, elect to participate in the Reorganization. These amounts do not take into account previously realized gain of $363,580 or $0.09 per share of the Target Fund prior to the Reorganization or any available capital loss carryforward, if any.

If any of the portfolio assets of the applicable Target Fund are sold, or deemed sold, as a result of the termination of the Target Fund’s taxable year due to the Reorganizations or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Any gains will be distributed to the applicable Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains or ordinary income) during or with respect to the year of sale, deemed sale or transfer, and such distributions will be taxable to shareholders in non-tax qualified accounts. In addition, prior to the Reorganizations, each Target Fund, except Tax Advantaged Bond Target Fund, will distribute to its shareholders all investment company taxable income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

You may wish to consult with your tax adviser concerning the tax consequences of the Reorganizations.

Q:	What if I redeem my shares before the applicable Reorganization takes place?

A:	If you choose to redeem your shares before the Reorganizations take place, then such redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Q:	Who will pay for the Reorganizations?

A:

The Acquiring Fund Managers or their affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Acquiring Fund and the costs of preparing and filing the Combined Prospectus/Proxy Statement), other than legal fees associated with counsel to the trustees or directors who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $39,360 for Proposal 1a, $2,110 for Proposal 1b, $3,030 for Proposal 1c, $28,160 for Proposal 1d, $7,020 for Proposal 1e, $1,120 for Proposal 1f, $1,820 for Proposal 1g and $0 for Proposal 1h for the applicable Acquiring Fund and, with respect to each Acquiring Fund other than the MSCI EAFE International Index Acquiring Fund, will be borne indirectly by the Acquiring Fund Managers or their affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, the Acquiring Fund Managers or their affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $309,000 for Proposal 1a, $290,000 for Proposal 1b, $118,000 for Proposal 1c, $92,000 for Proposal 1d, $234,000 for Proposal 1e, $102,000 for Proposal 1f, $51,000 for Proposal 1g and $161,000 for Proposal 1h, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganization of each of Equity Target Fund, Small/Mid Cap Equity Target Fund and International Equity Target Fund is approved, each such Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of the corresponding Acquiring Fund in connection with its Reorganization. Prior to the closing of its respective Reorganization, Advantage Large Cap Core Acquiring Fund will request the disposition of approximately 72% of the corresponding Target Fund’s holdings and each of Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund will request the disposition of substantially all of the corresponding Target Fund’s holdings.

SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $150,244, or, based on shares outstanding as of March 31, 2018, $0.003 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Small/Mid Cap Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $190,795, or, based on shares outstanding as of May 31, 2018, $0.008 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the International Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $52,773, or, based on shares outstanding as of March 31, 2018, $0.004 per share.

Q:	How do I vote my shares?

A:

Voting is quick and easy! You may cast your vote by mail, phone or Internet or in person at the special meeting of the Target Funds (“Special Meeting”). To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card/form in the postage-paid envelope provided. Please note that if you sign and date the proxy card, but do not indicate how the shares should be voted, your shares will be voted “For” the approval of the applicable Reorganization. To vote by telephone or over the Internet, please have the proxy card in hand and call the telephone number listed on the form(s) or go to the website address listed on the form(s) and follow the instructions.

If you wish to vote in person at the Special Meeting, please complete each proxy card and bring it to the Special Meeting. Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by marking, signing and dating the enclosed proxy card and returning it in the accompanying postage-paid return envelope.

Whichever voting method you choose, please take the time to read the full text of the enclosed Combined Prospectus/Proxy Statement before you vote.

Q:	When will the Reorganizations occur?

A:	If approved by shareholders, each Reorganization is expected to occur during the fourth quarter of 2018.

Q:	Whom do I contact if I have questions?

A:	Direct shareholders may contact the applicable Target Fund at (800) 447-4930. You may also call Computershare Fund Services, our proxy solicitation firm, toll-free at (866) 209-6472.

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation(s), we urge you to indicate your voting instructions on the enclosed proxy card, date and sign it and return it promptly in the postage-paid envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “FOR” Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h, as applicable.

Important additional information about the Proposals is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE PROMPTLY BY MARKING, SIGNING AND RETURNING THE ENCLOSED PROXY CARD OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET, NO MATTER HOW MANY SHARES YOU OWN.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 14, 2018 AT 8:00 A.M. (CENTRAL TIME).

THE COMBINED PROSPECTUS/PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT:

HTTPS://WWW.STATEFARM.COM/SHAREHOLDER-PROXY

STATE FARM MUTUAL FUND TRUST

State Farm S&P 500 Index Fund

State Farm Bond Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm Tax Advantaged Bond Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON SEPTEMBER 14, 2018

To the shareholders of each of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund:

This is to notify you that a special meeting of shareholders (the “Special Meeting”) of each of State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”), State Farm Bond Fund (the “Bond Target Fund”), State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”), State Farm International Index Fund (the “International Index Target Fund”), State Farm Equity Fund (the “Equity Target Fund”), State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”), State Farm International Equity Fund (the “International Equity Target Fund”) and State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund” and together with the S&P 500 Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund, the International Equity Target Fund and/or the Bond Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust, will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001.

At the Special Meeting, shareholders of each Target Fund will be asked to consider and approve the applicable proposed Agreement and Plan of Reorganization and to transact such other business as permitted by applicable law and as may properly come before the Special Meeting. Proposal 1 is asking you to approve a series of transactions, which will result in you becoming a shareholder of a mutual fund advised by BlackRock Fund Advisors (“BFA”) or BlackRock Advisors, LLC (“BAL” and, together with BFA, the “Acquiring Fund Managers” and each, an “Acquiring Fund Manager”) as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h (each, a “Proposal” and collectively, the “Proposals”). No Reorganization is contingent upon the approval of any other Reorganization.

Proposal No.	Target Funds	Acquiring Funds
1a	S&P 500 Index Target Fund	iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”), a series of BlackRock Funds III, a Delaware statutory trust

1b	Bond Target Fund	BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”), a series of BlackRock Funds VI, a Delaware statutory trust

1c	Small Cap Index Target Fund	iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

1d	International Index Target Fund	iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

1e	Equity Target Fund	BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”), a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation

1f	Small/Mid Cap Equity Target Fund	BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”), a series of BlackRock FundsSM (together with BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc., the “Acquiring Trusts” and each, an “Acquiring Trust”), a Massachusetts business trust

1g	International Equity Target Fund	BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

1h	Tax Advantaged Bond Target Fund	iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund” and, together with the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

Certain Acquiring Funds are “feeder” funds that invest all of their assets in a corresponding “master” portfolio as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio”), with a substantially identical investment objective as the Acquiring Fund.

Acquiring “Feeder” Funds	Acquiring Master Portfolios
S&P 500 Index Acquiring Fund	S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

CoreAlpha Bond Acquiring Fund	CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), a Delaware statutory trust

Russell 2000 Small-Cap Index Acquiring Fund	Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”), a series of Quantitative Master Series LLC (“QMS”), a Delaware limited liability company

Advantage Large Cap Core Acquiring Fund	Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with S&P 500 Index Acquiring Master Portfolio, CoreAlpha Bond Acquiring Master Portfolio and Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios”), a series of Master Large Cap Series LLC (“Master Large Cap Series LLC” and, together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”), a Delaware limited liability company

The proposed transactions include a reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Target Fund with the corresponding Acquiring Fund. In connection with each Reorganization, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any. The applicable Acquiring Fund will then transfer in-kind the acquired assets to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h.

After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Board of Trustees of the Target Trust (the “Target Board”) unanimously recommends that you vote in favor of the applicable Reorganization because it believes such Reorganization is in the best interests of the applicable Target Fund.

Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the S&P 500 Index Target Fund to the S&P 500 Index Acquiring Fund in exchange for the assumption by the S&P 500 Index Acquiring Fund of certain stated liabilities of the S&P 500 Index Target Fund and newly-issued shares of the S&P 500 Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the S&P 500 Index Acquiring Fund by the S&P 500 Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the S&P 500 Index Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Bond Target Fund to the CoreAlpha Bond Acquiring Fund in exchange for the assumption by the CoreAlpha Bond Acquiring Fund of certain stated liabilities of the Bond Target Fund and newly-issued shares of the CoreAlpha Bond Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the CoreAlpha Bond Acquiring Fund by the Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Bond Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small Cap Index Target Fund to the Russell 2000 Small-Cap Index Acquiring Fund in exchange for the assumption by the Russell 2000 Small-Cap Index Acquiring Fund of certain stated liabilities of the Small Cap Index Target Fund and newly-issued shares of the Russell 2000 Small-Cap Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Russell 2000 Small-Cap Index Acquiring Fund by the Small Cap Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small Cap Index Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Index Target Fund to the MSCI EAFE International Index Acquiring Fund in exchange for the assumption by the MSCI EAFE International Index Acquiring Fund of certain stated liabilities of the International Index Target Fund and newly-issued shares of the MSCI EAFE International Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the MSCI EAFE International Index Acquiring Fund by the International Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Index Target Fund as a series of the Target Trust.

Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Equity Target Fund to the Advantage Large Cap Core Acquiring Fund in exchange for the assumption by the Advantage Large Cap Core Acquiring Fund of certain stated liabilities of the Equity Target Fund and newly-issued shares of the Advantage Large Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Large Cap Core Acquiring Fund by the Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Equity Target Fund as a series of the Target Trust.

Proposal 1f: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small/Mid Cap Equity Target Fund to the Advantage Small Cap Core Acquiring Fund in exchange for the assumption by the Advantage Small Cap Core Acquiring Fund of certain stated liabilities of the Small/Mid Cap Equity Target Fund and newly-issued shares of the Advantage Small Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Small Cap Core Acquiring Fund by the Small/Mid Cap Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small/Mid Cap Equity Target Fund as a series of the Target Trust.

Proposal 1g: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Equity Target Fund to the Advantage International Acquiring Fund in exchange for the assumption by the Advantage International Acquiring Fund of certain stated liabilities of the International Equity Target Fund and newly-issued shares of the Advantage International Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage International Acquiring Fund by the International Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Equity Target Fund as a series of the Target Trust.

Proposal 1h: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Tax Advantaged Bond Target Fund to the Municipal Bond Index Acquiring Fund in exchange for the assumption by the Municipal Bond Index Acquiring Fund of certain stated liabilities of the Tax Advantaged Bond Target Fund and newly-issued shares of the Municipal Bond Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Municipal Bond Index Acquiring Fund by the Tax Advantaged Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Tax Advantaged Bond Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.

The Target Board has fixed the close of business on May 25, 2018 for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournment(s) or postponement(s) thereof (the “Record Date”).

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by marking, signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

For directions to the Special Meeting, please contact Computershare Fund Services, the firm assisting us in the solicitation of proxies, toll-free at (866) 209-6472.

The officers or trustees of the Target Trust named as proxies by shareholders may participate in the Special Meeting by remote communications, including, without limitation, by means of a conference telephone or similar communications equipment by means of which all persons participating in the Special Meeting can hear and be heard by each other, and the participation of such officers and trustees in the Special Meeting pursuant to any such communications system shall constitute presence in person at the Special Meeting.

THE TARGET BOARD UNANIMOUSLY RECOMMENDS THAT YOU CAST YOUR VOTE FOR PROPOSAL 1A, 1B, 1C, 1D, 1E, 1F, 1G AND/OR 1H, AS APPLICABLE.

PLEASE VOTE YOUR SHARES BY INDICATING YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD AND SIGN, DATE AND RETURN THE CARD/FORM IN THE POSTAGE-PAID ENVELOPE PROVIDED, OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET.

IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR SIGNED AND DATED PROXY CARD OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET PROMPTLY.

By Order of the Board of Trustees of State Farm Mutual Fund Trust,

Joe R. Monk, Jr.

President, Trustee and Chairperson of the Board

Bloomington, Illinois

August [    ], 2018

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on Friday, September 14, 2018 at 8:00 a.m. (Central time). The Notice of Special Meeting of Shareholders, the Combined Prospectus/Proxy Statement, the form of proxy card and any amendments are available on the Internet at https://www.statefarm.com/shareholder-proxy.

COMBINED PROSPECTUS/PROXY STATEMENT

PROSPECTUS OF

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

400 Howard Street

San Francisco, California 94105

(800) 441-7762

BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Advantage Large Cap Core Fund

BLACKROCK FUNDSSM

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage International Fund

iShares Municipal Bond Index Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

PROXY STATEMENT OF

STATE FARM MUTUAL FUND TRUST

State Farm S&P 500 Index Fund

State Farm Bond Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm Tax Advantaged Bond Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”), State Farm Bond Fund (the “Bond Target Fund”), State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”), State Farm International Index Fund (the “International Index Target Fund”), State Farm Equity Fund (the “Equity Target Fund”), State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”), State Farm International Equity Fund (the “International Equity Target Fund”) and/or State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund” and together with the S&P 500 Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the International Equity Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust.

A special meeting of shareholders of the Target Funds (the “Special Meeting”) will be held at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001 on Friday, September 14, 2018 at 8:00 a.m. (Central time), to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Target Funds at the close of business on May 25, 2018 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) or postponement(s) thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders are first being sent or given to shareholders of Target Funds on or about August [    ], 2018. Shareholders should vote their shares by marking, signing, dating and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

At the Special Meeting, shareholders of each Target Fund will be asked to consider and approve the applicable proposed Agreement and Plan of Reorganization and to transact such other business as permitted by applicable law and as may properly come before the Special Meeting. Proposal 1 is asking you to approve a series of transactions, which will result in you becoming a shareholder of a mutual fund advised by BlackRock Fund Advisors (“BFA”) or BlackRock Advisors, LLC (“BAL” and, together with BFA, the “Acquiring Fund Managers” and each, an “Acquiring Fund Manager”) as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations (as defined below) are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h (each, a “Proposal” and collectively, the “Proposals”). No Reorganization is contingent upon the approval of any other Reorganization.

Target Funds	Acquiring Funds
S&P 500 Index Target Fund	iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”), a series of BlackRock Funds III, a Delaware statutory trust

Bond Target Fund	BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”), a series of BlackRock Funds VI, a Delaware statutory trust

Small Cap Index Target Fund	iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

International Index Target Fund	iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”), a series of BlackRock Index Funds, Inc., a Maryland corporation

Equity Target Fund	BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”), a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation

ii

Target Funds	Acquiring Funds
Small/Mid Cap Equity Target Fund	BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”), a series of BlackRock FundsSM (together with BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc., the “Acquiring Trusts” and each, an “Acquiring Trust”), a Massachusetts business trust

International Equity Target Fund	BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

Tax Advantaged Bond Target Fund	iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund” and, together with the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust

Certain Acquiring Funds are “feeder” funds that invest all of their assets in a corresponding “master” portfolio as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio”), with a substantially identical investment objective as the Acquiring Fund.

Acquiring “Feeder” Funds	Acquiring Master Portfolios
S&P 500 Index Acquiring Fund	S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

CoreAlpha Bond Acquiring Fund	CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), a Delaware statutory trust

Russell 2000 Small-Cap Index Acquiring Fund	Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”), a series of Quantitative Master Series LLC (“QMS”), a Delaware limited liability company

Advantage Large Cap Core Acquiring Fund	Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with S&P 500 Index Acquiring Master Portfolio, CoreAlpha Bond Acquiring Master Portfolio and Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios”), a series of Master Large Cap Series LLC (“Master Large Cap Series LLC” and, together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”), a Delaware limited liability company

iii

All of the investments of such Acquiring Funds in the table above are made at the Acquiring Master Portfolio level. This structure is sometimes called a “master/feeder” structure. Each of the above listed Acquiring Fund’s investment results correspond directly to the investment results of the corresponding Acquiring Master Portfolio in which such Acquiring Fund invests. For simplicity, this Combined Prospectus/Proxy Statement uses the term “Acquiring Fund” or “Acquiring Funds” to include the corresponding Acquiring Master Portfolio or Acquiring Master Portfolios, where appropriate. None of the Target Funds is currently part of a master-feeder arrangement.

The proposed transactions include a reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Target Fund with the corresponding Acquiring Fund. In connection with each Reorganization, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any. The applicable Acquiring Fund will then transfer in-kind the acquired assets to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h.

The Target Funds and the Acquiring Funds are collectively referred to as the “Funds” and each, a “Fund.”

Proposals 1a, 1b, 1c, 1d, 1e, 1f, 1g and 1h—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the S&P 500 Index Target Fund to the S&P 500 Index Acquiring Fund in exchange for the assumption by the S&P 500 Index Acquiring Fund of certain stated liabilities of the S&P 500 Index Target Fund and newly-issued shares of the S&P 500 Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the S&P 500 Index Acquiring Fund by the S&P 500 Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the S&P 500 Index Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Bond Target Fund to the CoreAlpha Bond Acquiring Fund in exchange for the assumption by the CoreAlpha Bond Acquiring Fund of certain stated liabilities of the Bond Target Fund and newly-issued shares of the CoreAlpha Bond Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the CoreAlpha Bond Acquiring Fund by the Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Bond Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small Cap Index Target Fund to the Russell 2000 Small-Cap Index Acquiring Fund in exchange for the assumption by the Russell 2000 Small-Cap Index Acquiring Fund of certain stated liabilities of the Small Cap Index Target Fund and newly-issued shares of the Russell 2000 Small-Cap Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Russell 2000 Small-Cap Index Acquiring Fund by the Small Cap Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small Cap Index Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Index Target Fund to the MSCI EAFE International Index Acquiring Fund in exchange for the assumption by the MSCI EAFE International Index Acquiring Fund of certain stated liabilities of the International Index Target Fund and newly-issued shares of the MSCI EAFE International Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the MSCI EAFE International Index Acquiring Fund by the International Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Index Target Fund as a series of the Target Trust.

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Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Equity Target Fund to the Advantage Large Cap Core Acquiring Fund in exchange for the assumption by the Advantage Large Cap Core Acquiring Fund of certain stated liabilities of the Equity Target Fund and newly-issued shares of the Advantage Large Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Large Cap Core Acquiring Fund by the Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Equity Target Fund as a series of the Target Trust.

Proposal 1f: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small/Mid Cap Equity Target Fund to the Advantage Small Cap Core Acquiring Fund in exchange for the assumption by the Advantage Small Cap Core Acquiring Fund of certain stated liabilities of the Small/Mid Cap Equity Target Fund and newly-issued shares of the Advantage Small Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Small Cap Core Acquiring Fund by the Small/Mid Cap Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small/Mid Cap Equity Target Fund as a series of the Target Trust.

Proposal 1g: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Equity Target Fund to the Advantage International Acquiring Fund in exchange for the assumption by the Advantage International Acquiring Fund of certain stated liabilities of the International Equity Target Fund and newly-issued shares of the Advantage International Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage International Acquiring Fund by the International Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Equity Target Fund as a series of the Target Trust.

Proposal 1h: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Tax Advantaged Bond Target Fund to the Municipal Bond Index Acquiring Fund in exchange for the assumption by the Municipal Bond Index Acquiring Fund of certain stated liabilities of the Tax Advantaged Bond Target Fund and newly-issued shares of the Municipal Bond Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Municipal Bond Index Acquiring Fund by the Tax Advantaged Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Tax Advantaged Bond Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.

The Board of Trustees of the Target Trust (the “Target Board”) has fixed the close of business on the Record Date for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and adjournment(s) or postponement(s) thereof.

The Target Board has approved the Reorganizations, pursuant to which each Target Fund, each a series of an open-end management investment company, would be reorganized into the corresponding Acquiring Fund.

Each of S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund pursues an identical investment objective and substantially similar investment strategies to achieve its respective investment objective.

Each of Bond Target Fund and CoreAlpha Bond Acquiring Fund pursues a different investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund pursues a substantially similar investment objective and substantially similar investment strategies to achieve its respective investment objective.

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Each of International Index Target Fund and MSCI EAFE International Index Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Equity Target Fund and Advantage Large Cap Core Acquiring Fund pursues an identical investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of International Equity Target Fund and Advantage International Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund pursues a different investment objective and different investment strategies to achieve its respective investment objective.

The chart on the following page sets forth the investment objectives of the Funds.

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
S&P 500 Index Target Fund	To seek to provide investment results that correspond to the total return of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”)	S&P 500 Index Acquiring Fund	Seeks to provide investment results that correspond to the total return of publicly-traded common stocks in the aggregate, as represented by the “S&P 500 Index”

Bond Target Fund	To realize over a period of years the highest yield consistent with investing in investment grade bonds	CoreAlpha Bond Acquiring Fund	To provide a combination of income and capital growth

Small Cap Index Target Fund	To match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000 Index”)	Russell 2000 Small-Cap Index Acquiring Fund	To match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Russell 2000 Small-Cap Index Acquiring Fund expenses

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Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
International Index Target Fund	To match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (the “EAFE Free Index”)	MSCI EAFE International Index Acquiring Fund	To match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of MSCI EAFE International Index Acquiring Fund expenses

Equity Target Fund	To seek long term growth of capital	Advantage Large Cap Core Acquiring Fund	To seek long-term capital growth

Small/Mid Cap Equity Target Fund	To seek long-term growth of capital	Advantage Small Cap Core Acquiring Fund	To seek capital appreciation over the long term

International Equity Target Fund	To seek long term growth of capital	Advantage International Acquiring Fund	To provide long-term capital appreciation

Tax Advantaged Bond Target Fund	To seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management	Municipal Bond Index Acquiring Fund	To seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the ICE BofAML US Municipal Securities Index

For more information on each Fund’s investment strategies see “Summary—Investment Objectives and Principal Investment Strategies” below.

If the shareholders of each Target Fund approve the applicable Reorganization, each Target Fund will transfer and deliver all of its assets to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Immediately thereafter, such Target Fund will distribute the Acquiring Fund Shares to its shareholders. Such Acquiring Fund will transfer in-kind the assets acquired from the Target Fund to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement. After distributing the Acquiring Fund Shares, such Target Fund will be terminated, dissolved and liquidated as a series of the Target Trust. When such Reorganization is complete, shareholders of such Target Fund will become shareholders of only the applicable Acquiring Fund. Each Acquiring Fund and each Acquiring Master Portfolio, following the completion of the Reorganization, may be referred to respectively, as a “Combined Fund” or a “Combined Master Portfolio.”

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The aggregate net asset value (“NAV”) of the Acquiring Fund shares received in the Reorganizations by the corresponding Target Fund will equal the aggregate NAV of the shares of such Target Fund held by shareholders of such Target Fund immediately prior to the Reorganizations. As a result of the Reorganizations, however, a shareholder’s interest (other than an interest in the Municipal Bond Index Combined Fund) will represent a smaller percentage of ownership in the applicable Combined Fund than such shareholder’s percentage of ownership in such Target Fund immediately prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on its Reorganization and constitutes an offering of shares of each Acquiring Fund being issued in its Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Acquiring Fund and each Target Fund, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement. CoreAlpha Bond Acquiring Fund is recently organized; however it will adopt the financial history of the CoreAlpha Bond Predecessor Fund (as defined in this Combined Prospectus/Proxy Statement), which, along with the CoreAlpha Bond Predecessor Fund’s performance, among other information, is included in this Combined Prospectus/Proxy Statement. The CoreAlpha Bond Acquiring Fund and the Municipal Bond Index Acquiring Fund are recently organized; as such there are no financial statements for these Acquiring Funds.

1.	the Statement of Additional Information dated August [ ], 2018 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement

2.	the Prospectuses relating to all applicable share classes of each Target Fund, dated May 1, 2018, as supplemented (the “Target Fund Prospectus”);

3.	the Statement of Additional Information relating to all applicable share classes of each Target Fund, dated May 1, 2018, as supplemented (the “Target Fund SAI”);

4.	the Annual Report to shareholders of each Target Fund for the fiscal year ended December 31, 2017;

5.

the Statement of Additional Information relating to Investor A Shares and Institutional Shares of the S&P 500 Index Acquiring Fund, dated April 30, 2018, as supplemented (the “S&P 500 Index Acquiring Fund Investor A and Institutional SAI”);

6.	the Statement of Additional Information relating to Investor P Shares of the S&P 500 Index Acquiring Fund, dated July 6, 2018, as supplemented (the “S&P 500 Index Acquiring Fund Investor P SAI”);

7.

the Statement of Additional Information relating to Investor A Shares and Institutional Shares of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund, dated April 30, 2018, as supplemented (the “Index Acquiring Funds Investor A and Institutional SAI”);

8.

the Statement of Additional Information relating to Investor P Shares of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund, dated July 6, 2018, as supplemented (the “Index Acquiring Funds Investor P SAI”);

9.	the Statement of Additional Information relating to the Advantage Large Cap Core Acquiring Fund, dated January 25, 2018, as supplemented (the “Advantage Large Cap Core Acquiring Fund SAI”);

10.	the Statement of Additional Information relating to the Advantage Small Cap Core Acquiring Fund, dated September 28, 2017, as supplemented (the “Advantage Small Cap Core Acquiring Fund SAI”);

11.	the Statement of Additional Information relating to the Advantage International Acquiring Fund, dated January 25, 2018, as supplemented (the “Advantage International Acquiring Fund SAI”); and

12.

the Statement of Additional Information relating to Investor A Shares and Institutional Shares of the Municipal Bond Index Acquiring Fund, dated May 31, 2018 (as amended July 13, 2018), as supplemented (the “Municipal Bond Index Acquiring Fund Investor A and Institutional SAI”)

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13.

the Statement of Additional Information relating to Investor P Shares of the Municipal Bond Index Acquiring Fund, dated July 6, 2018 , as supplemented (the “Municipal Bond Index Acquiring Fund Investor P SAI” and together with the S&P 500 Index Acquiring Fund Investor A and Institutional SAI, the S&P 500 Index Acquiring Fund Investor P SAI, the Index Acquiring Funds Investor A and Institutional SAI, the Index Acquiring Funds Investor P SAI, the Advantage Large Cap Core Acquiring Fund SAI, the Advantage Small Cap Core Acquiring Fund SAI, the Advantage International Acquiring Fund SAI and the Municipal Bond Index Acquiring Fund Investor A and Institutional SAI, the “Acquiring Fund SAIs”).

14.	the Annual Report to shareholders of the S&P 500 Index Acquiring Fund for the fiscal year ended December 31, 2017;

15.	the Annual Report to shareholders of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund for the fiscal year ended December 31, 2017;

16.	the Annual Report to shareholders of the Advantage Large Cap Core Acquiring Fund for the fiscal year ended September 30, 2017;

17.	the Semi-Annual Report to shareholders of the Advantage Large Cap Core Acquiring Fund for the six-month period ended March 31, 2018;

18.	the Annual Report to shareholders of the Advantage Small Cap Core Acquiring Fund for the fiscal year ended May 31, 2018;

19.	the Annual Report to shareholders of the Advantage International Acquiring Fund for the fiscal year ended September 30, 2017; and

20.	the Semi-Annual Report to shareholders of the Advantage International Acquiring Fund for the six-month period ended March 31, 2018.

The following documents have each been filed with the SEC, and are incorporated by reference into (legally form a part of) and also accompany this Combined Prospectus/Proxy Statement.

21.

the Prospectus relating to Investor A Shares and Institutional Shares of the S&P 500 Index Acquiring Fund, dated April 30, 2018, as supplemented (the “S&P 500 Index Acquiring Fund Investor A and Institutional Prospectus”);

22.	the Prospectus relating to Investor P Shares of the S&P 500 Index Acquiring Fund, dated July 6, 2018, as supplemented (the “S&P 500 Index Acquiring Fund Investor P Prospectus”);

23.

the Prospectuses relating to Investor A Shares and Institutional Shares of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund, dated April 30, 2018, as supplemented (the “Index Acquiring Funds Investor A and Institutional Prospectus”);

24.

the Prospectuses relating to Investor P Shares of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund, dated July 6, 2018, as supplemented (the “Index Acquiring Funds Investor P Prospectus”);

25.

the Prospectus relating to Investor A Shares and Institutional Shares of the Advantage Large Cap Core Acquiring Fund, dated June 12, 2017, as supplemented (the “Advantage Large Cap Core Acquiring Fund Prospectus”);

26.

the Prospectus relating to Investor A Shares and Institutional Shares of the Advantage Small Cap Core Acquiring Fund, dated September 28, 2017, as supplemented (the “Advantage Small Cap Core Acquiring Fund Prospectus);

27.

the Prospectus relating to Investor A Shares and Institutional Shares of the Advantage International Acquiring Fund, dated June 12, 2017, as supplemented (the “Advantage International Acquiring Fund Prospectus”);

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28.

the Prospectus relating to Investor A Shares and Institutional Shares of the Municipal Bond Index Acquiring Fund, dated May 31, 2018 (as amended July 13, 2018), as supplemented (the “Municipal Bond Index Acquiring Fund Investor A and Institutional Prospectus”);

29.

the Prospectus relating to Investor P Shares of the Municipal Bond Index Acquiring Fund, dated July 6, 2018, as supplemented (the “Municipal Bond Index Acquiring Fund Investor P Prospectus” and together with the S&P 500 Index Acquiring Fund Investor A and Institutional Prospectus, S&P 500 Index Acquiring Fund Investor P Prospectus, the Index Acquiring Funds Investor A and Institutional Prospectus, the Index Acquiring Funds Investor P Prospectus, the Advantage Large Cap Core Acquiring Fund Prospectus, the Advantage Small Cap Core Acquiring Fund Prospectus, the Advantage International Acquiring Fund Prospectus and the Municipal Bond Index Acquiring Fund Investor A and Institutional Prospectus, the “Acquiring Fund Prospectuses”);

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Acquiring Fund Prospectus will apply to the shares issued by each Acquiring Fund in connection with the Reorganizations.

Copies of items 2 through 4 above can be obtained on a website maintained by SFIMC at https://www.statefarm.com/finances/mutual-funds/manage-your-accounts/prospectuses-reports/. In addition, each Target Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to SFIMC by calling (800) 447-4930 or by writing to the applicable Target Fund at State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of the Target Funds is One State Farm Plaza, Bloomington, Illinois 61710-0001 and the telephone number is (800) 447-4930.

Copies of items 5 through 29 above can be obtained on a website maintained by BlackRock, Inc. at www.blackrock.com. In addition, each Acquiring Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to BlackRock, Inc. by calling (800) 441-7762 or by writing to the applicable Acquiring Fund at BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc., BlackRock Large Cap Series Funds, Inc., or BlackRock FundsSM (as applicable), P.O. Box 9819, Providence, Rhode Island 02940. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of the S&P 500 Index Acquiring Fund is 400 Howard Street, San Francisco, California 94105. The address of the principal executive offices of each of the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund is 100 Bellevue Parkway, Wilmington, Delaware 19809. The telephone number for each of the Acquiring Funds is (800) 441-7762.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports, proxy statements, proxy materials and other information with the SEC. Materials filed with the SEC can be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, District of Columbia 20549 or downloaded from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551- 8090. You may also request copies of these materials, upon payment at the prescribed rates of a duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, District of Columbia 20549.

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The Target Board knows of no business with respect to the Funds other than that discussed above that will be presented for consideration at the Special Meeting. To the extent permitted by applicable law, if any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is August [    ], 2018.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

Each of the Target Funds, Acquiring Funds and Acquiring Master Portfolios is a diversified series of an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as specified below:

State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”);

State Farm Bond Fund (the “Bond Target Fund”);

State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”);

State Farm International Index Fund (the “International Index Target Fund”);

State Farm Equity Fund (the “Equity Target Fund”);

State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”);

State Farm International Equity Fund (the “International Equity Target Fund”); and

State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund”) and together with the S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the International Equity Target Fund, the “Target Funds” and each, a “Target Fund”)

each, a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust

iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”)	a series of BlackRock Funds III, a Delaware statutory trust

BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”)	a series of BlackRock Funds VI, a Delaware statutory trust

iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”); and iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”)	each, a series of BlackRock Index Funds, Inc., a Maryland corporation

BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”)	a series of BlackRock Large Cap Series Funds, Inc., a Maryland Corporation

BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”);

BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”); and

iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund” and together with the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”)

each, a series of BlackRock FundsSM (together with BlackRock Funds III, BlackRock Funds VI, BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc., the “Acquiring Trusts” and each, an “Acquiring Trust”), a Massachusetts business trust

S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”)	a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”)	a series of Master Investment Portfolio II (“MIP II”), a Delaware statutory trust

Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”)	a series of Quantitative Master Series LLC (“QMS”), a Delaware limited liability company

Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with the S&P 500 Index Acquiring Master Portfolio, the CoreAlpha Bond Acquiring Master Portfolio and the Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios” and each, an “Acquiring Master Portfolio”)	a series of Master Large Cap Series LLC (together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”), a Delaware limited liability company

The Target Funds and the Acquiring Funds are collectively referred to as the “Funds” and each, a “Fund.”

Each Acquiring Fund and each Acquiring Master Portfolio, following completion of the Reorganizations (as defined below), may be referred to respectively, as a “Combined Fund” or a “Combined Master Portfolio” in this Combined Prospectus/Proxy Statement.

Investment Objectives. The investment objectives of each Target Fund and the corresponding Acquiring Fund are detailed in the table below.

Each of S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund pursues an identical investment objective and substantially similar investment strategies to achieve its respective investment objective.

Each of Bond Target Fund and CoreAlpha Bond Acquiring Fund pursues a different investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund pursues a substantially similar investment objective and substantially similar investment strategies to achieve its respective investment objective.

Each of International Index Target Fund and MSCI EAFE International Index Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Equity Target Fund and Advantage Large Cap Core Acquiring Fund pursues an identical investment objective and similar investment strategies to achieve its respective investment objective.

Each of Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of International Equity Target Fund and Advantage International Acquiring Fund pursues a substantially similar investment objective and similar investment strategies to achieve its respective investment objective.

Each of Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund pursues a different investment objective and different investment strategies to achieve its respective investment objective.

The chart below sets forth the investment objectives of the Funds.

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
S&P 500 Index Target Fund	To seek to provide investment results that correspond to the total return of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”)	S&P 500 Index Acquiring Fund	Seeks to provide investment results that correspond to the total return of publicly-traded common stocks in the aggregate, as represented by the “S&P 500 Index”

Bond Target Fund	To realize over a period of years the highest yield consistent with investing in investment grade bonds	CoreAlpha Bond Acquiring Fund	To provide a combination of income and capital growth

Small Cap Index Target Fund	To match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000 Index”)	Russell 2000 Small-Cap Index Acquiring Fund	To match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Russell 2000 Small-Cap Index Acquiring Fund expenses

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
International Index Target Fund	To match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (the “EAFE Free Index”)	MSCI EAFE International Index Acquiring Fund	To match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of MSCI EAFE International Index Acquiring Fund expenses

Equity Target Fund	To seek long term growth of capital	Advantage Large Cap Core Acquiring Fund	To seek long-term capital growth

Small/Mid Cap Equity Target Fund	To seek long-term growth of capital	Advantage Small Cap Core Acquiring Fund	To seek capital appreciation over the long term

International Equity Target Fund	To seek long term growth of capital	Advantage International Acquiring Fund	To provide long-term capital appreciation

Tax Advantaged Bond Target Fund	To seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management	Municipal Bond Index Acquiring Fund	To seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the ICE BofAML US Municipal Securities Index

With the exception of Advantage Large Cap Core Acquiring Fund, the investment objective of each of the Funds is non-fundamental, which means that it may be changed without approval of the respective Fund’s shareholders. The investment objective of the Advantage Large Cap Core Acquiring Fund is fundamental, which means that it may only be changed with the approval of a majority of its shareholders.

Investment Strategies. This section will help you compare the principal investment strategies of each Target Fund and the corresponding Acquiring Fund. Please note, however, that this is only a summary. More detailed comparisons about the Funds, including risks, are discussed later in this Combined Prospectus/Proxy Statement. In each instance, the principal investment strategies of an Acquiring Fund will apply following a Reorganization.

S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are substantially similar, although there are some differences. Both Funds seek to achieve investment performance that is similar to the S&P 500 Index. In addition, under normal circumstances, both Funds seek to invest at least 90% of their total assets in stocks that are represented in the S&P 500 Index.

In addition:

•

The Target Fund may invest in stock index futures contracts and options on futures contracts, while the Acquiring Fund may engage in futures and options transaction and other derivative securities transactions and lend its portfolio securities.

•	A sub-adviser, which is an affiliate of BlackRock, manages the Target Fund. The Acquiring Fund does not have a sub-adviser.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

Bond Target Fund and CoreAlpha Bond Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in bonds. The Acquiring Fund invests, under normal circumstances, at least 80% of the value of the Acquiring Fund’s net assets, plus the amount of any borrowing for investment purposes, in bonds. Under normal circumstances, the Target Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC”) has determined to be of comparable quality.

Differing principal investment strategies are further noted in the chart in the “Investment Objectives and Principal Investment Strategies—Comparison of the Bond Target Fund and the CoreAlpha Bond Acquiring Fund” section below, and include the following:

•

The Target Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio of the Target Fund based upon predictions of interest rates, while the Acquiring Fund does not specify a duration target or interest rate predictions as principal investment strategies.

•

The Acquiring Fund and the Target Fund each may invest in U.S. agency mortgage pass-through securities. The Acquiring Fund may invest in derivatives as a principal investment strategy. The use of derivatives is not a stated principal investment strategy of the Target Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

•	Two different sub-advisers manage the Acquiring Fund. The Target Fund does not have sub-advisers.

Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest in stocks that significantly track the Russell 2000 Index. The Acquiring Fund invests at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks.

In addition:

•

The Target Fund generally does not hold all of the issues that comprise its benchmark index and, from time to time, the portfolio composition of the Target Fund may be rebalanced. The Acquiring Fund may invest in a statistically selected sample of stocks included in its benchmark index and in derivative instruments linked to such index.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

International Index Target Fund and MSCI EAFE International Index Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in non-U.S. equity securities, particularly stocks traded in developed international markets. The Acquiring Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. Under normal operating conditions, the Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks.

Differing principal investment strategies are further noted in the chart in the “Investment Objectives and Principal Investment Strategies—Comparison of the International Index Target Fund and the MSCI EAFE International Index Acquiring Fund” section below, and include the following:

•

The Target Fund generally does not hold all of the issues that comprise its benchmark index and, from time to time, the portfolio composition of the Target Fund may be rebalanced. The Acquiring Fund may invest in a statistically selected sample of stocks included in its benchmark index and in derivative instruments linked to such index.

•	A sub-adviser, which is an affiliate of BlackRock, manages the Target Fund. The Acquiring Fund does not have a sub-adviser.

Equity Target Fund and Advantage Large Cap Core Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in large capitalization stocks. The Acquiring Fund seeks to invest at least 80% of its net assets (plus any borrowings) for investment purposes in equity securities or other financial instruments that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index. The Target Fund primarily invests its assets in a diversified portfolio of large growth stocks and common stocks of large capitalization companies.

In addition:

•

The Acquiring Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”), may use derivatives and may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles. The use of “new issues,” derivatives and commodity-linked derivative interests and investment vehicle are not principal investment strategies of the Target Fund.

•

Each of the Target Fund’s two sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), manage approximately one-half of the Target Fund’s portfolio. Bridgeway primarily invests its portion of the Target Fund in a diversified portfolio of large growth stocks. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing.

•	The Target Fund may invest in depositary receipts of foreign companies. The use of depositary receipts is not a stated principal investment strategy of the Acquiring Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	Two different sub-advisers manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. The Target Fund invests primarily in small and mid capitalization stocks. The Acquiring Fund invests primarily in small cap core stocks. The Acquiring Fund seeks to invest at least 80% of its net assets (plus any borrowings) for investment purposes in equity securities or other financial instruments that are components of, or have market capitalizations similar to, the securities included in the Russell 2000. The Target Fund primarily invests its assets in a diversified portfolio of small capitalization stocks and in shares of the iShares Core S&P Mid-Cap ETF, which seeks to track the investment results of the S&P Mid-Cap 400®. Both Funds may also invest in derivatives, either directly or indirectly.

In addition:

•	The Acquiring Fund may invest in shares of companies through “new issues” or IPOs. The use of “new issues” is not a stated principal investment strategy of the Target Fund.

•	The Target Fund may invest in depositary receipts of foreign companies. The use of depositary receipts is not a stated principal investment strategy of the Acquiring Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	SFIMC and a sub-adviser manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

International Equity Target Fund and Advantage International Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in non-U.S. equity securities. The Acquiring Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index. The Target Fund primarily invests its assets in common stock of foreign companies, including companies economically tied to emerging markets, selected for their long-term growth potential and potential for long-term margin expansion.

In addition:

•

The Acquiring Fund may invest in shares of companies through “new issues” or IPOs, may use derivatives and may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles. The use of “new issues,” derivatives and commodity-linked derivative interests and investment vehicles is not a stated principal investment strategy of the Target Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	Two different sub-advisers manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund

The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. The Acquiring Fund seeks to track the investment results of the ICE BofAML US Municipal Securities Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The ICE BofAML US Municipal Securities Index contains 17,924 issuers as of May 11, 2018 and was created on December 31, 1988. The Acquiring Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the ICE BofAML US Municipal Securities Index. The Acquiring Fund may invest a portion of the remainder of its assets in securities not included in the ICE BofAML US Municipal Securities Index, but which BFA believes will help the Acquiring Fund track the ICE BofAML US Municipal Securities Index. The Target Fund normally invests so that either (i) 80% or more of the Target Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Target Fund’s net assets is invested in securities that produce income exempt from regular federal income tax.

In addition:

•	The Target Fund generally holds its municipal bonds until they are mature or are called. The Acquiring Fund does not have an investment strategy of how long it holds its municipal bonds.

Trustee Approval and Structure of the Reorganizations. The Board of Trustees of the Target Trust (the “Target Board”), including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) of the Target Trust, have unanimously approved each Reorganization.

Subject to approval of the Proposals (as defined below) by the shareholders of each Target Fund, each Reorganization provides for:

•

the transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”);

•	the distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to its shareholders; and

•	the termination, dissolution and liquidation of such Target Fund as a series of the Target Trust.

Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement.

If a Reorganization is approved and completed, shareholders of the applicable Target Fund will receive shares, including fractional shares, if any, of the corresponding Acquiring Fund with the same aggregate NAV as the shares of such Target Fund of a corresponding class of shares that shareholders own immediately prior to the Reorganization as follows (the “Share Class Mapping”):

Index Funds

Solely with respect to Reorganizations that involve Acquiring Funds that are index mutual funds, Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

•

Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or (ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following S&P 500 Index Target Fund Shares	You will receive the following S&P 500 Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small Cap Index Target Fund Shares	You will receive the following Russell 2000 Small-Cap Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following International Index Target Fund Shares	You will receive the following MSCI EAFE International Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following Tax Advantaged Bond Target Fund Shares	You will receive the following Municipal Bond Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*

*	See note above.

The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Non-Index Funds

If you own the following Bond Target Fund Shares	You will receive the following CoreAlpha Bond Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Equity Target Fund Shares	You will receive the following Advantage Large Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small/Mid Cap Equity Target Fund Shares	You will receive the following Advantage Small Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following International Equity Target Fund Shares	You will receive the following Advantage International Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Additional Information About BlackRock CoreAlpha Bond Fund. It is expected that the BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “CoreAlpha Bond Predecessor Fund”), which invests all of its assets in CoreAlpha Bond Master Portfolio, a series of MIP (the “CoreAlpha Bond Predecessor Master Portfolio”), will be the predecessor to the CoreAlpha Bond Acquiring Fund pursuant to a proposed reorganization (the “Registrant Reorganization”). The CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio. As a result of the proposed Registrant Reorganization, the CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will adopt the performance and financial history of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio, respectively. The Registrant Reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

The Registrant Reorganization is not subject to shareholder approval and it is expected to take place in the third quarter of 2018. The proposed Reorganization of the Bond Target Fund into the CoreAlpha Bond Acquiring Fund will not take place until after the Registrant Reorganization.

Background and Reasons for the Proposed Reorganizations

SFIMC, after a review of the nature and goals of its mutual fund advisory business, determined to reduce the extent of its mutual fund advisory business activities. As a result of this review and in consideration of the nature of the Target Funds’ shareholder base, including the desire for State Farm Mutual Automobile Insurance Company (“SFMAIC”) agents to continue to maintain their relationship with those clients/shareholders, SFIMC presented the Target Board with information on possible strategic dispositions within its mutual fund business, including relating to the Target Funds. After considering and evaluating several possible prominent and well-managed mutual fund complexes, SFIMC recommended that the Target Board approve the Reorganization of each Target Fund with and into a corresponding Acquiring Fund (each, a “Proposal” and collectively, the “Proposals”).

The Target Board discussed and considered matters relating to the proposed Reorganizations at meetings held in the fourth quarter of 2017 and the first and second quarters of 2018 (collectively, the “State Farm Merger Evaluation Meetings”). During the course of the State Farm Merger Evaluation Meetings, the Target Board requested, received and discussed information from various parties, including from SFIMC, BFA and/or BAL, regarding (i) the structure, terms and conditions and anticipated timeline of the Reorganizations; (ii) the rationale for the Reorganizations, as well as comparative data and information with respect to the Target Funds and Acquiring Funds; (iii) the expected impact of the Reorganizations on each Target Fund and its shareholders; (iv) BFA’s and BAL’s organization, personnel and affiliates; (v) BFA’s and BAL’s investment philosophy and process; (vi) BFA’s and BAL’s experience in providing investment advisory services to mutual funds; (vii) BFA’s and BAL’s operational, legal and compliance capabilities, as well as its financial conditions and resources; (viii) the services provided by, and BFA’s and BAL’s administration and oversight of, the Acquiring Funds’ third-party service providers; (ix) the key distribution channels and intermediary relationships for the Acquiring Funds; and (x) the composition and governance of the Acquiring Trusts’ Boards of Trustees (each, an “Acquiring Board” and collectively, the “Acquiring Boards”). The Target Board also received and considered information from counsel to the Independent Trustees regarding the duties of the Target Board in considering the Reorganizations. During the course of the Target Board’s deliberations, the Independent Trustees were advised by and received assistance from their independent counsel, including in executive sessions. In addition, during several State Farm Merger Evaluation Meetings, the Independent Trustees of the Target Board met with a number of management personnel of BFA and BAL, as well as the Chief Compliance Officer of the Acquiring Trusts. In addition, the chair of the Acquiring Boards and directors/trustees of certain other BlackRock mutual funds advised by BFA and/or BAL also met in person or via videoconference with the entire Target Board.

At a meeting held on May 23, 2018 at 8:00 a.m. (Central time) (the “Approval Meeting”), the Target Board, including all of the Independent Trustees, unanimously approved each Agreement and Plan of Reorganization and voted to recommend that the shareholders of each Target Fund also approve the applicable Agreement and Plan of Reorganization. The Target Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Target Board at the Approval Meeting, each Reorganization would be in the best interests of the applicable Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of such Reorganization. The Target Board’s determinations were based on a comprehensive evaluation of the information provided to them. During the review, the Target Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization of each Target Fund into the corresponding Acquiring Fund, the Target Board considered a number of factors presented at the time of the State Farm Merger Evaluation Meetings, including, but not limited to, the following:

•	The reputation, financial strength and resources of BFA and/or BAL;

•	The investment experience, expertise, personnel, operations and compliance program of BFA and/or BAL and its parent company, BlackRock, Inc.;

•

The investment objective, principal investment strategies, and risks of the Target Funds are the same as, similar or substantially similar to the investment objective, principal investment strategies, and risks of the Acquiring Funds, except for:

•

Bond Target Fund and CoreAlpha Bond Acquiring Fund, which pursue different investment objectives but employ similar principal investment strategies in seeking to achieve their respective investment objective;

•

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund, which pursue different investment objectives and employ different principal investment strategies in seeking to achieve their respective investment objective; and

•

Certain of the Acquiring Funds, which are part of a master-feeder structure in which an Acquiring Fund, in seeking to achieve its investment objective, invests all of its assets in the applicable Acquiring Master Portfolio, which has the same principal investment strategies as the Acquiring Fund;

•	The current asset allocation of the Target Funds and the Acquiring Funds;

•	The fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds;

•	The portfolio managers of the sub-adviser currently managing certain of the Target Funds will serve as the portfolio managers of the Combined Funds or Acquiring Master Portfolios, as applicable;

•

The current sub-adviser of certain of the Target Funds, BFA, is the investment adviser, sub-adviser or affiliate of the investment adviser of the applicable Acquiring Fund or Acquiring Master Portfolio;

•

The advisory fee rate to be paid by the Combined Funds is the same as or lower than the current advisory fee rate paid by the Target Funds, except for the Bond Target Fund, which has a lower current advisory fee rate than will be paid by the applicable Combined Fund, but will have the same or a lower overall annual expense ratio (after waivers and expense reimbursements) following the proposed Reorganization;

•	The nature, quality and extent of the services to be provided by BFA and/or BAL to the Combined Funds;

•

BFA’s and/or BAL’s commitment that annual total expense ratio of each share class of the Combined Funds (after waivers and expense reimbursements) will be equal to, or lower than, the annual total expense ratio (after waivers and expense reimbursements) of the applicable share class of the Target Funds until at least January 31, 2021;

•	The features of BFA’s and BAL’s expense recapture program and the anticipated impact of the program, if any, on the Target Funds following the Reorganization;

•

The differences in rights and privileges between the Target Funds’ share classes and the corresponding Acquiring Funds’ share classes, including that current shareholders of certain share classes of certain of the Target Funds may elect to receive a share class of the Acquiring Fund through which a shareholder may continue to work with SFMAIC registered representatives with respect to the sale of Acquiring Fund shares and the servicing of such shareholder accounts;

•	The differences in the front-end sales loads, CDSCs and 12b-1 fees between the Target Funds’ share classes and the Acquiring Funds’ share classes;

•

There is not expected to be any diminution in the nature, quality and extent of services provided to the Combined Funds and their shareholders from the services provided to the Target Funds and their shareholders as a result of the Reorganizations, including the transition from the Target Funds’ current service providers to the Acquiring Funds’ service providers;

•

The historical performance records of the Target Funds and the Acquiring Funds (or, in the case of CoreAlpha Bond Acquiring Fund, its predecessor), except for the Municipal Bond Index Acquiring Fund, which is newly organized and does not have any performance history;

•	The access to BFA’s, BAL’s and/or BlackRock Investments, LLC’s (“BRIL”) distribution channels may create the potential for broader asset growth and a more stable asset base;

•

Shareholders of the Target Funds are expected to face no adverse tax consequences as a result of the Reorganizations aside from any capital gains distributions resulting from any repositioning of the Target Funds’ portfolio holdings;

•

The disposition of a material portion of the holdings of each of Bond Target Fund, Equity Target Fund, Small/Mid Cap Equity Target Fund, International Equity Target Fund and Tax Advantaged Bond Target Fund, in preparation for, or as a result of, their respective Reorganization and the potential transaction costs relating to any realignment of such Target Fund’s portfolio as a result of the proposed Reorganization;

•	The composition and qualifications of the Acquiring Boards;

•	The terms and conditions of each Agreement and Plan of Reorganization;

•

All costs associated with the Target Funds’ participation in the proposed Reorganizations are expected to be borne by SFIMC or its affiliates as a result of the Target Funds’ expense limitation and/or SFIMC’s agreement that the current shareholders will not bear any costs of the Reorganizations, and not by the shareholders of the Target Funds (other than any portfolio transaction costs relating to any realignment of a Target Fund’s portfolio with that of the corresponding Acquiring Fund, particularly with respect to the Bond Target Fund, Equity Target Fund, Small/Mid Cap Equity Target Fund, International Equity Target Fund and Tax Advantaged Bond Target Fund, prior to and/or after the Reorganization);

•	No sales charge, CDSC, commission, redemption fee or other transactional fee will be charged as a result of the proposed Reorganizations;

•

The difference in the corporate structure of the Target Trust, which is a Delaware statutory trust, and certain of the Acquiring Trusts, which may be organized as a Maryland corporation or a Massachusetts business trust, is not anticipated to negatively affect shareholders; and

•	Possible alternatives to the Reorganizations, including the liquidation of the Target Funds.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Target Board, including all of the Independent Trustees, unanimously approved the Reorganizations, concluding that the Reorganizations are in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of a Reorganization. This determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole with respect to each Target Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

The Target Board, including all of the Independent Trustees, unanimously recommends that you vote “FOR” Proposal 1a, 1b, 1c, 1d, 1e, 1f, 1g and/or 1h, as applicable.

Investment Objectives and Principal Investment Strategies

Comparison of the S&P 500 Index Target Fund and the S&P 500 Index Acquiring Fund

Investment Objectives. The Acquiring Fund and the Target Fund pursue the same investment objective. The investment objective of the Target Fund and the Acquiring Fund is to seek to provide investment results that correspond to the total return of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”). The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the respective Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Target Fund and Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-adviser is BFA.	The Acquiring Fund’s investment adviser is BFA. The Acquiring Fund does not have a sub-adviser.

The Target Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Target Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors: market value, industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy), trading activity (to ensure ample liquidity and efficient share pricing) and fundamental analysis (to ensure that companies in the S&P 500 Index are stable).

The Target Fund pursues its investment objective by: investing in substantially all of the securities that make up the S&P 500 Index; and investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index. Under normal operating conditions, the Target Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

The Acquiring Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Acquiring Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

The Acquiring Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Acquiring Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.

Target Fund	Acquiring Fund
By investing in substantially all of the stocks within its benchmark index, the Target Fund avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index’s performance, before fees and expenses, is by buying and selling all of the index’s securities in the same proportion as they are reflected in the index. This is what the Acquiring Fund does.

The Acquiring Fund is designed for investors who desire a convenient way to invest in a broad spectrum of U.S. large cap stocks. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods. This volatility is particularly characteristic of stocks.

BFA does not manage the Target Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the Target Fund, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the Target Fund so that the overall investment characteristics of the Target Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

BFA attempts to track the performance of the Target Fund’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the Target Fund fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the Target Fund will be less than 5%. BFA monitors the tracking error of the Target Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the Target Fund will achieve any particular level of tracking error.

The Acquiring Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Acquiring Fund’s benchmark index, the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Acquiring Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Acquiring Fund’s benchmark index increased or decreased. The Acquiring Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Acquiring Fund’s expenses, the amount of cash and cash equivalents held by the Acquiring Fund, the manner in which the total return of the Acquiring Fund’s benchmark index is calculated; the size of the Acquiring Fund’s investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Acquiring Fund seeks to replicate the total return performance of the S&P 500 Index by investing the Acquiring Fund’s assets so that the percentage of Acquiring Fund assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index. No attempt is made to manage the Acquiring Fund using economic, financial or market analysis.

From time to time, the portfolio composition of the Target Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the Target Fund more closely in line with that of the S&P 500 Index.	In addition, at times, the portfolio composition of the Acquiring Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Acquiring Fund tracks.

Target Fund	Acquiring Fund
The Target Fund invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts.	The Acquiring Fund may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Acquiring Fund may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Acquiring Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

—	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of MIP, which has the same investment objective and strategies as the Acquiring Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Acquiring Fund’s investment results will correspond directly to the investment results of the Master Portfolio.

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are substantially similar, although there are some differences. Both Funds seek to achieve investment performance that is similar to the S&P 500 Index. In addition, under normal circumstances, both Funds seek to invest at least 90% of their total assets in stocks that are represented in the S&P 500 Index.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Target Fund may invest in stock index futures contracts and options on futures contracts, while the Acquiring Fund may engage in futures and options transaction and other derivative securities transactions and lend its portfolio securities.

•	A sub-adviser, which is an affiliate of BlackRock, manages the Target Fund. The Acquiring Fund does not have a sub-adviser.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

Comparison of the Bond Target Fund and the CoreAlpha Bond Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are different. The Target Fund has an investment objective to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Acquiring Fund has an investment objective to provide a combination of income and capital growth. The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the Fund’s respective shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC. The Target Fund does not have a sub-adviser.	The Acquiring Fund’s investment adviser is BAL and the Acquiring Fund’s sub-advisers are BIL and BFA.

The Target Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Target Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that SFIMC has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Target Fund may invest in any of the following instruments:

i.   Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

ii.  U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

iii.   Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

iv.   Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

v.  Other Issuer Debt Securities: the Target Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Acquiring Fund invests, under normal circumstances, at least 80% of the value of the Acquiring Fund’s net assets, plus the amount of any borrowing for investment purposes, in bonds. The Acquiring Fund will provide shareholders with at least 60 days’ notice of any change to this investment policy. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Acquiring Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Acquiring seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Acquiring Fund may invest up to 10% of its assets in securities rated below investment grade or which are deemed to be of comparable quality by the Acquiring Fund (“high yield” or “junk” bonds) at the time of purchase. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by the Acquiring Fund management to be of similar quality. The Acquiring Fund may invest in bonds of any maturity or duration.

The Target Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio based upon predictions of interest rates.	The Acquiring Fund may invest in bonds of any maturity of duration.

Target Fund	Acquiring Fund
—	The Acquiring Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Acquiring Fund expects to enter into such contracts on a regular basis.

—	The Acquiring Fund may use derivatives, such as futures contracts, options and various other instruments. The Acquiring Fund may also invest in derivatives based on foreign currencies. In addition, the Acquiring Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Acquiring Fund is not required to hedge and may choose not to do so.

—	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Acquiring Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Acquiring Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Acquiring Fund or the term “Fund” (as applicable) to include the Master Portfolio.

SFIMC may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.	—

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in bonds. The Acquiring Fund invests, under normal circumstances, at least 80% of the value of the Acquiring Fund’s net assets, plus the amount of any borrowing for investment purposes, in bonds. Under normal circumstances, the Target Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that SFIMC has determined to be of comparable quality.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Target Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio of the Target Fund based upon predictions of interest rates, while the Acquiring Fund does not specify a duration target or interest rate predictions as principal investment strategies.

•

The Acquiring Fund may invest in U.S. agency mortgage pass-through securities and may use derivatives. The use of U.S. agency mortgage pass-through securities or derivatives is not a stated principal investment strategy of the Target Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

•	Two different sub-advisers manage the Acquiring Fund. The Target Fund does not have sub-advisers.

The Registrant Reorganization is not subject to shareholder approval and it is expected to take place in the third quarter of 2018. The proposed Reorganization of the Bond Target Fund into the CoreAlpha Bond Acquiring Fund will not take place until after the Registrant Reorganization.

Comparison of the Small Cap Index Target Fund and the Russell 2000 Small-Cap Index Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are substantially similar. The Target Fund has an investment objective to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index. The Acquiring Fund has an investment objective to match the performance of the Russell 2000 as closely as possible before the deduction of Acquiring Fund expenses. The investment objective of each Fund is non-fundamental, which means that it may be changed without approval of the respective Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-adviser is BFA.	The Acquiring Fund’s investment adviser is BAL and the Acquiring Fund’s sub-adviser is BFA.

The Target Fund is not managed according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, the Target Fund utilizes a “passive” or indexing investment approach, attempting to approximate the investment performance of the Target Fund’s benchmark index, the Russell 2000 Index. The Target Fund will buy and sell securities in response to changes in the Target Fund’s benchmark index. The Target Fund selects stocks so that the overall investment characteristics of the Target Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the Target Fund’s benchmark index.	The Acquiring Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000.

Target Fund	Acquiring Fund
The Target Fund invests in stocks of companies that are included in the “Russell 2000 Index” in a manner that is expected to approximate the performance of the Russell 2000 Index, the benchmark index. The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of these companies. Under normal operating conditions, the Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks. The Target Fund will invest in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index.	The Acquiring Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Acquiring Fund may change its target index if the Acquiring Fund management believes a different index would better enable the Acquiring Fund to match the performance of the market segment represented by the current index.

The Target Fund generally does not hold all of the issues that comprise its benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Target Fund attempts to hold a representative sample of the securities in the appropriate benchmark index, which the Target Fund will select utilizing certain modeling techniques. These modeling techniques may not be successful, and may result in the Target Fund not tracking its index with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Target Fund may not have the identical capitalization, industry and fundamental characteristics as its benchmark index.	The Acquiring Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Acquiring Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Acquiring Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

From time to time, the portfolio composition of the Target Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of its benchmark index or with a view to bringing the performance and characteristics of the Target Fund more closely in line with that of its benchmark index.	—

—	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Series, a series of the Quantitative Master Series LLC, which has the same investment objective and strategies as the Acquiring Fund. All investments are made at the Series level. This structure is sometimes called a “master/feeder” structure. The Acquiring Fund’s investment results will correspond directly to the investment results of the Series. For simplicity, this proxy statement/prospectus uses the name of the Acquiring Fund or the term “Acquiring Fund” (as applicable) to include the Series.

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest in stocks that significantly track the Russell 2000 Index. The Acquiring Fund invests at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Target Fund generally does not hold all of the issues that comprise its benchmark index and, from time to time, the portfolio composition of the Target Fund may be rebalanced, while the Acquiring Fund does not specify the holding of issues that comprise its benchmark index or rebalancing as a principal investment strategy.

•	The Acquiring Fund is a “feeder” fund that invests all of its assets in the Master Portfolio. The Target Fund is not a part of a master/feeder structure.

Comparison of the International Index Target Fund and the MSCI EAFE International Index Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are substantially similar. The Target Fund has an investment objective to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (the “EAFE Free Index”). The Acquiring Fund has an investment objective to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Acquiring Fund expenses. The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the respective Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-adviser is BFA.	The Acquiring Fund’s investment adviser is BAL and the Acquiring Fund’s sub-adviser is BFA.

The Target Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Target Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.	The Acquiring Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. This is a non-fundamental policy of the Acquiring Fund and may not be changed without 60 days’ prior notice to shareholders. The Acquiring Fund may change its target index if the Acquiring Fund management believes a different index would better enable the Acquiring Fund to match the performance of the market segment represented by the MSCI EAFE Index and, accordingly, the investment objective of the Acquiring Fund may be changed without shareholder approval.

Target Fund	Acquiring Fund

BFA serves as the sub-adviser to the Target Fund and may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

The MSCI EAFE Index is composed of equity securities of approximately 1,000 companies from various industrial sectors whose primary trading markets are located outside the United States. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the MSCI EAFE Index among these countries is based upon each country’s relative market capitalization and not its gross domestic product, which means that the index contains more companies from countries with larger capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index’s performance. The stocks in the MSCI EAFE Index are chosen by MSCI Inc. (“MSCI”). MSCI chooses stocks for inclusion in the MSCI EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.

The MSCI EAFE Index is generally considered broadly representative of the performance of stocks traded in the developed international markets. MSCI’s selection of a stock for the MSCI EAFE Index does not mean that MSCI believes the stock to be an attractive investment.

BFA does not manage the Target Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the Target Fund, attempting to approximate the investment performance of the Target Fund’s benchmark index. BFA will buy and sell securities for the Target Fund in response to changes in the Target Fund’s benchmark index. BFA selects stocks for the Target Fund so that the overall investment characteristics of the Target Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the Target Fund’s benchmark index.	The Acquiring Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. This means that Acquiring Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Acquiring Fund expenses. The Acquiring Fund will buy or sell securities only when Acquiring Fund management believes it is necessary to do so in order to match the performance of the applicable index. Accordingly, it is anticipated that the Acquiring Fund’s portfolio turnover rate and trading costs will be lower than those of an “actively” managed fund. However, the Acquiring Fund has operating and other expenses, while an index does not. Therefore, the Acquiring Fund will tend to underperform its target index to some degree over time.

Target Fund	Acquiring Fund
The Target Fund generally does not hold all of the issues that comprise its benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Target Fund attempts to hold a representative sample of the securities in the appropriate benchmark index, which BFA will select utilizing certain modeling techniques. These modeling techniques may not be successful, and may result in the Target Fund not tracking its index with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Target Fund may not have the identical capitalization, industry and fundamental characteristics as its benchmark index.	The Acquiring Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Acquiring Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, the Acquiring Fund may invest in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments correlated with components of the MSCI EAFE Index as a whole.

From time to time, the portfolio composition of the Target Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index or with a view to bringing the performance and characteristics of the Target Fund more closely in line with that of the Target Fund’s benchmark index.

BFA attempts to track the performance of the Target Fund’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the Target Fund fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the Target Fund will be less than 5%. BFA monitors the tracking error of the Target Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the Target Fund will achieve any particular level of tracking error.

Another reason why the performance of the Target Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not take into account management fees or other expenses incurred by the Target Fund.

—

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in non-U.S. equity securities, particularly stocks traded in developed international markets. The Acquiring Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. Under normal operating conditions, the Target Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Target Fund generally does not hold all of the issues that comprise its benchmark index and, from time to time, the portfolio composition of the Target Fund may be rebalanced, while the Acquiring Fund does not specify the holding of issues that comprise its benchmark index or rebalancing as a principal investment strategy.

•	A sub-adviser, which is an affiliate of BlackRock, manages the Target Fund. The Acquiring Fund does not have a sub-adviser.

Comparison of the Equity Target Fund and the Advantage Large Cap Core Acquiring Fund

Investment Objectives. The Acquiring Fund and the Target Fund pursue the same investment objective. The Target Fund has an investment objective to seek long term growth of capital. The Acquiring Fund has an investment objective to seek long-term capital growth. The investment objective of the Target Fund is non-fundamental, which means that it may be changed without the approval of the Target Fund’s shareholders. The investment objective of the Acquiring Fund is fundamental, which means that it may only be changed with the approval of a majority of the Acquiring Fund’s shareholders, as defined in the 1940 Act. Following completion of the Reorganization, the Combined Fund will have the same fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-advisers are Bridgeway and Westwood.	The Acquiring Fund’s investment adviser is BAL. The Acquiring Fund does not have a sub-adviser.

Two different investment sub-advisers, Bridgeway and Westwood, select investments for the Target Fund. Bridgeway and Westwood each manage approximately one-half of the Target Fund’s portfolio. SFIMC monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers.	—

Bridgeway primarily invests its portion of the Target Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000® Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Target Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Target Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.	Under normal circumstances, the Acquiring Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Acquiring Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index. The Acquiring Fund primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index. The Russell 1000® Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Acquiring Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

Target Fund	Acquiring Fund

Under normal market conditions, Westwood invests at least 80% of its portion of the Target Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Target Fund in securities of companies economically tied to emerging markets.

Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.	—

—	From time to time, the Acquiring Fund may invest in shares of companies through “new issues” or initial public offerings.

Bridgeway may invest up to 10% of its segment of the Target Fund’s assets primarily in common stocks of foreign companies.	—

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Target Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Target Fund’s benchmark.	—

Target Fund	Acquiring Fund
—	The Acquiring Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Acquiring Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Acquiring Fund effectively, the Acquiring Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000® Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Acquiring Fund’s assets.

—	The Acquiring Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.	—

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. Both Funds invest primarily in large capitalization stocks. The Acquiring Fund seeks to invest at least 80% of its net assets (plus any borrowings) for investment purposes in equity securities or other financial instruments that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index. The Target Fund primarily invests its assets in a diversified portfolio of large growth stocks and common stocks of large capitalization companies.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Acquiring Fund may invest in shares of companies through “new issues” or IPOs, may use derivatives and may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles. The use of “new issues,” derivatives and commodity-linked derivative interests and investment vehicles is not a stated principal investment strategy of the Target Fund.

•

Each of the Target Fund’s two sub-advisers, Bridgeway and Westwood, manage approximately one-half of the Target Fund’s portfolio. Bridgeway primarily invests its portion of the Target Fund in a diversified portfolio of large growth stocks. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

•	The Target Fund may invest in depositary receipts of foreign companies. The use of depositary receipts is not a stated principal investment strategy of the Acquiring Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	Two different sub-advisers manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

Comparison of the Small/Mid Cap Equity Target Fund and the Advantage Small Cap Core Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are substantially similar. The Target Fund has an investment objective to seek long-term growth of capital. The Acquiring Fund has an investment objective to seek capital appreciation over the long term. The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the respective Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ similar investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-adviser is Bridgeway.	The Acquiring Fund’s investment adviser is BAL. The Acquiring Fund does not have a sub-adviser.

SFIMC has hired Bridgeway to select investments for approximately one-half of the Target Fund’s portfolio. SFIMC monitors the performance of Bridgeway and the allocation of the Target Fund’s portfolio to Bridgeway.

Bridgeway primarily invests its segment of the Target Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Under normal circumstances, the Acquiring Fund seeks to invest at least 80% of its net assets (plus any borrowings) for investment purposes in equity securities or other financial instruments that are components of, or have market capitalizations similar to, the securities included in the Russell 2000. The companies included in the Russell 2000 have market capitalizations that range from approximately $144 million to $4.366 billion as of May 12, 2017. The Acquiring Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

Target Fund	Acquiring Fund

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Target Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

—	From time to time, the Acquiring Fund may invest in shares of companies through “new issues” or initial public offerings.

Bridgeway may invest up to 10% of its segment of the Target Fund’s portfolio primarily in common stocks and depositary receipts of foreign companies.	—

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.	—

SFIMC invests approximately one-half of the Target Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF, ticker symbol IJH, an exchange traded fund advised by BFA. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the S&P Mid-Cap 400®, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 30, 2018, the S&P Mid-Cap 400® included approximately 6.23% of the market capitalization of all U.S. equity securities. As of March 30, 2018, the stocks in the S&P Mid-Cap 400® have a market capitalization between $1.6 billion and $6.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The S&P Mid-Cap 400® consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the S&P Mid-Cap 400®, and the degree to which these components represent certain industries, are likely to change over time.

The iShares Core S&P Mid-Cap ETF generally invests at least 90% of its assets in securities of the S&P Mid-Cap 400® and in depositary receipts representing securities of the S&P Mid-Cap 400®.

—

Target Fund	Acquiring Fund

The S&P Mid-Cap 400® is a product of S&P Dow Jones Indices LLC (the “Index Provider”), which is independent of the iShares Core S&P Mid-Cap ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the S&P Mid-Cap 400® and publishes information regarding the market value of the S&P Mid-Cap 400®.

The iShares Core S&P Mid-Cap ETF may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the S&P Mid-Cap 400®, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the S&P Mid-Cap 400®, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the S&P Mid-Cap 400®. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the S&P Mid-Cap 400® before fees and expenses of the iShares Core S&P Mid-Cap ETF. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the S&P Mid-Cap 400® before fees and expenses of the iShares Core S&P Mid-Cap ETF.	The Acquiring Fund may use derivatives, including options, futures, swaps and forward contracts both to seek to increase the return of the Acquiring Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Acquiring Fund effectively, the Acquiring Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Acquiring Fund’s assets.

BFA uses a “passive” or indexing approach to try to achieve the iShares Core S&P Mid-Cap ETF’s investment objective. Unlike many investment companies, the iShares Core S&P Mid-Cap ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the iShares Core S&P Mid-Cap ETF will substantially outperform the S&P Mid-Cap 400® but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

—

BFA uses a representative sampling indexing strategy to manage the iShares Core S&P Mid-Cap ETF. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the S&P Mid-Cap 400®. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the S&P Mid-Cap 400®. The iShares Core S&P Mid-Cap ETF may or may not hold all of the securities in the S&P Mid-Cap 400®.	—

Target Fund	Acquiring Fund
The iShares Core S&P Mid-Cap ETF may lend securities representing up to one-third of the value of the iShares Core S&P Mid-Cap ETF’s total assets (including the value of any collateral received).	—

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. The Target Fund invests primarily in small and mid capitalization stocks. The Acquiring Fund invests primarily in small cap core stocks. The Acquiring Fund seeks to invest at least 80% of its net assets (plus any borrowings) for investment purposes in equity securities or other financial instruments that are components of, or have market capitalizations similar to, the securities included in the Russell 2000. The Target Fund primarily invests its assets in a diversified portfolio of small capitalization stocks and in shares of the iShares Core S&P Mid-Cap ETF, which seeks to track the investment results of the S&P Mid-Cap 400®. Both Funds may also invest in derivatives, either directly or indirectly.

Differing principal investment strategies are noted in the chart above, and include the following:

•	The Acquiring Fund may invest in shares of companies through “new issues” or IPOs. The use of “new issues” is not a stated principal investment strategy of the Target Fund.

•	The Target Fund may invest in depositary receipts of foreign companies. The use of depositary receipts is not a stated principal investment strategy of the Acquiring Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	SFIMC and a sub-adviser manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

Comparison of the International Equity Target Fund and the Advantage International Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are substantially similar. The Target Fund has an investment objective to seek long term growth of capital. The Acquiring Fund has an investment objective to provide long-term capital appreciation. The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the respective Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC and the Target Fund’s sub-advisers are Marsico and Northern Cross.	The Acquiring Fund’s investment adviser is BAL. The Acquiring Fund does not have a sub-adviser.

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the Target Fund. Marsico and Northern Cross each manage approximately one-half of the Target Fund’s portfolio. SFIMC monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers.	—

Target Fund	Acquiring Fund

Marsico invests its portion of the Target Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the Target Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Target Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Target Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Target Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks. Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross invests its portion of the Target Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the Target Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the Target Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing. Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Under normal circumstances, the Acquiring Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities include common stock, preferred stock and convertible securities. The Acquiring Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.
—	From time to time, the Acquiring Fund may invest in shares of companies through “new issues” or IPOs. The Acquiring Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Acquiring Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

Target Fund	Acquiring Fund
—	The Acquiring Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Acquiring Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Acquiring Fund effectively, the Acquiring Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EAFE Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Acquiring Fund’s assets.

—	The Acquiring Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. The Acquiring Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index. The Target Fund primarily invests its assets in common stock of foreign companies, including companies economically tied to emerging markets, selected for their long-term growth potential and potential for long-term margin expansion.

Differing principal investment strategies are noted in the chart above, and include the following:

•

The Acquiring Fund may invest in shares of companies through “new issues” or IPOs, may use derivatives and may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles. The use of “new issues,” derivatives and commodity-linked derivative interests and investment vehicles is not a stated principal investment strategy of the Target Fund.

•

The principal investment strategy of the Target Fund specifies reasons for which individual securities of the Target Fund may be sold, while the principal investment strategy of the Acquiring Fund does not.

•	Two different sub-advisers manage the Target Fund, with each managing approximately one-half of the Target Fund’s portfolio. The Acquiring Fund does not have sub-advisers.

Comparison of the Tax Advantaged Bond Target Fund and the Municipal Bond Index Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are different. The Target Fund has an investment objective to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Acquiring Fund has an investment objective to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the ICE BofAML US Municipal Securities Index. The investment objective of each Fund is non-fundamental, which means that it may be changed without the approval of the Fund’s respective shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ different principal investment strategies in seeking to achieve their respective objectives. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund
The Target Fund’s investment adviser is SFIMC. The Target Fund does not have a sub-adviser.	The Acquiring Fund’s investment adviser is BFA. The Acquiring Fund does not have a sub-adviser.

The Target Fund normally invests so that either (1) 80% or more of the Target Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Target Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Target Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Target Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. If the Target Fund invests in securities that are not exempt from federal income tax, a portion of the Target Fund’s dividends may be subject to federal income tax. The Target Fund may hold bonds with maturities of one to thirty years, although a majority of the Target Fund’s investments are in bonds with maturities longer than five years.

The Target Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Target Fund may invest up to 20% of the Target Fund’s total assets in less than investment grade municipal bonds.

The Acquiring Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the ICE BofAML US Municipal Securities Index. The Acquiring Fund may invest a portion of the remainder of its assets in securities not included in the ICE BofAML US Municipal Securities Index, but which BFA believes will help the Acquiring Fund track the ICE BofAML US Municipal Securities Index.
—	The Acquiring Fund seeks to track the investment results of the ICE BofAML US Municipal Securities Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The ICE BofAML US Municipal Securities Index contains 17,924 issuers as of May 11, 2018 and was created on December 31, 1988.

Target Fund	Acquiring Fund
—	BFA uses a representative sampling indexing strategy to manage the Acquiring Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the ICE BofAML US Municipal Securities Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the ICE BofAML US Municipal Securities Index. The Acquiring Fund may or may not hold all of the securities in the ICE BofAML US Municipal Securities Index.
The Target Fund tends to hold most municipal bonds until they mature or are called. SFIMC may sell individual securities for several reasons including: fundamental deterioration of municipal prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.	—

Comparison. The principal investment strategies of the Target Fund and the Acquiring Fund are similar in some respects, although there are some differences. The Acquiring Fund seeks to track the investment results of the ICE BofAML US Municipal Securities Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The ICE BofAML US Municipal Securities Index contains 17,924 issuers as of May 11, 2018 and was created on December 31, 1988. The Acquiring Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the ICE BofAML US Municipal Securities Index. The Acquiring Fund may invest a portion of the remainder of its assets in securities not included in the ICE BofAML US Municipal Securities Index, but which BFA believes will help the Acquiring Fund track the ICE BofAML US Municipal Securities Index. The Target Fund normally invests so that either (i) 80% or more of the Target Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Target Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Target Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Target Fund may invest up to 20% of the Target Fund’s total assets in less than investment grade municipal bonds. The Acquiring Fund does not have an investment strategy relating to investments in non-investment grade municipal bonds.

Differing principal investment strategies are noted in the chart above, and include the following:

•	The Target Fund generally holds its municipal bonds until they are mature or are called. The Acquiring Fund does not have an investment strategy of how long it holds its municipal bonds.

Fees and Expenses

Shares to be Received in Reorganizations

If the Reorganizations are approved and completed, shareholders of each Target Fund will receive shares, including fractional shares, if any, of the applicable class of shares of the applicable Acquiring Fund with the same aggregate NAV as the shares of the corresponding Target Fund of a corresponding class of shares that shareholders own immediately prior to the Reorganizations as follows (the “Share Class Mapping”):

Index Funds

Solely with respect to Reorganizations that involve Acquiring Funds that are index mutual funds, Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

o	Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

o	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or (ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following S&P 500 Index Target Fund Shares	You will receive the following S&P 500 Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small Cap Index Target Fund Shares	You will receive the following Russell 2000 Small-Cap Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following International Index Target Fund Shares	You will receive the following MSCI EAFE International Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following Tax Advantaged Bond Target Fund Shares	You will receive the following Municipal Bond Index Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*

*	See note above.

The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Non-Index Funds

If you own the following Bond Target Fund Shares	You will receive the following CoreAlpha Bond Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Equity Target Fund Shares	You will receive the following Advantage Large Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following Small/Mid Cap Equity Target Fund Shares	You will receive the following Advantage Small Cap Core Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

If you own the following International Equity Target Fund Shares	You will receive the following Advantage International Acquiring Fund Shares
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Fee Tables as of December 31, 2017, March 31, 2018 or May 31, 2018, as applicable (unaudited)

The fee tables below provide information about the fees and expenses attributable to each Target Fund and each Acquiring Fund, assuming the Reorganizations had taken place on December 31, 2017, March 31, 2018 or May 31, 2018, as applicable, and the estimated pro forma fees and expenses attributable to each pro forma Combined Fund. The percentages presented in the fee tables (other than CoreAlpha Bond Acquiring Fund and Municipal Bond Index Acquiring Fund) are based on fees and expenses incurred during the 12-month period ended December 31, 2017, March 31, 2018 or May 31, 2018, as applicable, for each Fund, with restatements to reflect certain changes to the sales charges, management fees and contractual expense caps, if applicable, after such period. In the case of the CoreAlpha Bond Acquiring Fund, the percentages in the fee tables are based on the fees and expenses incurred by the CoreAlpha Bond Predecessor Fund. In the case of the Municipal Bond Index Acquiring Fund, the fees and expenses of the Municipal Bond Index Acquiring Fund and pro forma Combined Fund are based on the estimated fees and expenses of the Acquiring Fund as of the commencement of operations of the Acquiring Fund, as the Municipal Bond Index Acquiring Fund is recently organized and had no outstanding shares as of December 31, 2017. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of December 31, 2017, March 31, 2018 or May 31, 2018, as applicable, see “Other Information—Capitalization.”

Currently, with respect to the Target Funds, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the Target Trust. More information about these and other discounts is available in the Reduced Sales Charge Options section of each Target Fund’s prospectus.

Currently, with respect to Investor A Shares of the CoreAlpha Bond Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund and Investor P Shares of the S&P 500 Index Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the iShares Municipal Bond Index Acquiring Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BAL and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections of each applicable Acquiring Fund’s prospectus and in the “Purchase of Shares” section in Part II of each applicable Acquiring Fund’s Statement of Additional Information.

If applicable, the following fee tables reflect the redemption of seed capital by SFMAIC from the Target Funds and the redemption of the Target Funds’ shares held by State Farm Equity and Bond Fund, a separate series of the Target Trust.

In addition to the Share Class Mapping, solely with respect to reorganizations that involve Acquiring Funds that are index mutual funds, it is anticipated that (i): an estimated 75% of the aggregate current Target Fund Class A, Class B, Legacy Class B and Premier Shares (to the extent applicable) held by investors that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans not governed by a custodial account agreement with State Farm Bank or that are taxable accounts will consent to having their accounts moved to the RBC brokerage platform and therefore receive Investor P Shares of the corresponding Acquiring Fund; and (ii) an estimated 25% of the aggregate current Target Fund shares of such share classes held by these types of investors will not consent to having their accounts moved to the RBC brokerage platform and will therefore receive Investor A Shares of the corresponding Acquiring Fund. These estimates exclude any new purchases of, or voluntary or mandatory redemptions out of, such share classes of the Target Fund. The fee tables set forth below assume these estimated percentages.

Fee Tables of State Farm S&P 500 Index Fund (S&P 500 Index Target Fund), iShares S&P 500 Index Fund (S&P 500 Index Acquiring Fund) and the Pro Forma S&P 500 Index Combined Fund (as of December 31, 2017) (unaudited)

S&P 500 Index Target Fund Class A Shares into S&P 500 Index Acquiring Fund Investor A Shares

	S&P 500 Index Target Fund Class A Shares	S&P 500 Index Acquiring Fund Investor A Shares	Pro Forma S&P 500 Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.07%[4]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[4]	—[4,5]
Total Annual Fund Operating Expenses	0.64%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	0.36%[3,4]	0.36%[3,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class A Shares	$562	$695	$839	$1,258
S&P 500 Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma S&P 500 Index Combined Fund Investor A Shares	$37	$116	$202	$456

S&P 500 Index Target Fund Class A Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Class A Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.04%[4]	0.04%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.07%[5,6]	0.07%[5,6]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[5,6]	—[5,6]
Total Annual Fund Operating Expenses	0.64%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	0.36%[4,5]	0.36%[4,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class A Shares	$562	$695	$839	$1,258
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

S&P 500 Index Target Fund Class B Shares into S&P 500 Index Acquiring Fund Investor A Shares

	S&P 500 Index Target Fund Class B Shares	S&P 500 Index Acquiring Fund Investor A Shares	Pro Forma S&P 500 Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.29%	0.07%[4]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[4]	—[4,5]
Total Annual Fund Operating Expenses	1.34%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	0.36%[3,4]	0.36%[3,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class B Shares	$636	$775	$934	$1,420
S&P 500 Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma S&P 500 Index Combined Fund Investor A Shares	$37	$116	$202	$456

Expenses if you did not redeem your shares:

S&P 500 Index Target Fund Class B Shares	$136	$425	$734	$1,420

S&P 500 Index Target Fund Class B Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Class B Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.04%[4]	0.04%[4]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.29%	0.07%[5,6]	0.07%[5,6]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[5,6]	—[5,6]
Total Annual Fund Operating Expenses	1.34%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	0.36%[4,5]	0.36%[4,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class B Shares	$636	$775	$934	$1,420
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

Expenses if you did not redeem your shares:

S&P 500 Index Target Fund Class B Shares	$136	$425	$734	$1,420

S&P 500 Index Target Fund Premier Shares into S&P 500 Index Acquiring Fund Investor A Shares

	S&P 500 Index Target Fund Premier Shares	S&P 500 Index Acquiring Fund Investor A Shares	Pro Forma S&P 500 Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.19%	0.07%[4]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.19%	—[4]	—[4,5]
Total Annual Fund Operating Expenses	0.54%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.36%[3,4]	0.36%[3,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Premier Shares	$552	$664	$787	$1,143
S&P 500 Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma S&P 500 Index Combined Fund Investor A Shares	$37	$116	$202	$456

S&P 500 Index Target Fund Premier Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Premier Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.04%[4]	0.04%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.19%	0.07%[5,6]	0.07%[5,6]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.19%	—[5,6]	—[5,6]
Total Annual Fund Operating Expenses	0.54%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.36%[4,5]	0.36%[4,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Premier Shares	$552	$664	$787	$1,143
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

S&P 500 Index Target Fund Legacy Class B Shares into S&P 500 Index Acquiring Fund Investor A Shares

	S&P 500 Index Target Fund Legacy Class B Shares	S&P 500 Index Acquiring Fund Investor A Shares	Pro Forma S&P 500 Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.29%	0.07%[4]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[4]	—[4,5]
Total Annual Fund Operating Expenses	1.04%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	0.36%[3,4]	0.36%[3,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Legacy Class B Shares	$406	$606	$774	$1,158
S&P 500 Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma S&P 500 Index Combined Fund Investor A Shares	$37	$116	$202	$456

Expenses if you did not redeem your shares:

S&P 500 Index Target Fund Legacy Class B Shares	$106	$331	$574	$1,158

S&P 500 Index Target Fund Legacy Class B Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Legacy Class B Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.04%[4]	0.04%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.29%	0.07%[5,6]	0.07%[5,6]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[5,6]	—[5,6]
Total Annual Fund Operating Expenses	1.04%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	0.36%[4,5]	0.36%[4,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Legacy Class B Shares	$406	$606	$774	$1,158
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

Expenses if you did not redeem your shares:

S&P 500 Index Target Fund Legacy Class B Shares	$106	$331	$574	$1,158

S&P 500 Index Target Fund Class R-1 Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Class R-1 Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.36%	0.07%[4,5]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.36%	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses	0.96%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%	0.36%[3,4]	0.36%[3,4]

*	The sales charge for such shareholders are expected to be waived pursuant to the S&P 500 Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class R-1 Shares	$98	$306	$531	$1,178
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

S&P 500 Index Target Fund Class R-2 Shares into S&P 500 Index Acquiring Fund Investor P Shares

	S&P 500 Index Target Fund Class R-2 Shares	S&P 500 Index Acquiring Fund Investor P Shares[1]	Pro Forma S&P 500 Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.36%	0.07%[4,5]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.36%	—[4,5]	—[4,5]
Total Annual Fund Operating Expenses	0.76%	0.36%	0.36%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%	0.36%[3,4]	0.36%[3,4]

*	The sales charge for such shareholders are expected to be waived pursuant to the S&P 500 Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class R-2 Shares	$78	$243	$422	$942
S&P 500 Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma S&P 500 Index Combined Fund Investor P Shares	$560	$635	$716	$957

S&P 500 Index Target Fund Class R-3 Shares into S&P 500 Index Acquiring Fund Institutional Shares

	S&P 500 Index Target Fund Class R-3 Shares	S&P 500 Index Acquiring Fund Institutional Shares	Pro Forma S&P 500 Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.10%	0.04%[2]	0.04%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.36%	0.07%[3]	0.07%[3,4]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.36%	—[3]	—[3,4]
Total Annual Fund Operating Expenses	0.46%	0.11%	0.11%
Fee Waivers and/or Expense Reimbursements	—	—[2,3]	—[2,3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.46%	0.11%[2,3]	0.11%[2,3]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[2]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[3]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the

administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Class R-3 Shares	$47	$148	$258	$579
S&P 500 Index Acquiring Fund Institutional Shares	$11	$35	$62	$141
Pro Forma S&P 500 Index Combined Fund Institutional Shares	$11	$35	$62	$141

S&P 500 Index Target Fund Institutional Shares into S&P 500 Index Acquiring Fund Institutional Shares

	S&P 500 Index Target Fund Institutional Shares	S&P 500 Index Acquiring Fund Institutional Shares	Pro Forma S&P 500 Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.04%[3]	0.04%[3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.29%	0.07%[4]	0.07%[4,5]
Administration Fee	—	0.07%	0.07%
Other/Independent Expenses	0.29%	—[4]	—[4,5]
Total Annual Fund Operating Expenses	0.39%	0.11%	0.11%
Fee Waivers and/or Expense Reimbursements	—	—[3,4]	—[3,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.39%	0.11%[3,4]	0.11%[3,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund, as applicable, include the expenses of both applicable Fund and the applicable Fund’s share of the allocated expenses of the S&P 500 Index Acquiring Master Portfolio or the S&P 500 Index Combined Master Portfolio, as applicable. Management fees are paid by the S&P 500 Index Acquiring Master Portfolio and will continue to be paid by the S&P 500 Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[4]

Independent Expenses consist of the S&P 500 Index Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds III and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio. BAL, the administrator for the S&P 500 Index Acquiring Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds III and of MIP. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the S&P 500 Index Target Fund, the S&P 500 Index Acquiring Fund and the S&P 500 Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Target Fund Institutional Shares	$40	$125	$219	$493
S&P 500 Index Acquiring Fund Institutional Shares	$11	$35	$62	$141
Pro Forma S&P 500 Index Combined Fund Institutional Shares	$11	$35	$62	$141

Fee Tables of State Farm Bond Fund (Bond Target Fund), BlackRock CoreAlpha Bond Fund (CoreAlpha Bond Acquiring Fund) and the Pro Forma CoreAlpha Bond Combined Fund (as of December 31, 2017) (unaudited)

Bond Target Fund Class A Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Class A Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.25%[4]	0.24%[4,5]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.21%[6,7],8	0.06%[6,7]
Administration Fee	—	0.20%	0.05%[9]
Other/Independent Expenses	0.30%	0.01%[6]	0.01%[6]
Acquired Fund Fees and Expenses	—	0.02%[8]	0.02%
Total Annual Fund Operating Expenses	0.65%	0.73%[8]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[4,6]	(0.02)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%	0.71%[4,6]	0.55%[4,6]

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[5]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[6]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[9]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Class A Shares	$364	$502	$651	$1,086
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Bond Target Fund Class B Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Class B Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.25%[4]	0.24%[4,5]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.30%	0.21%[6,7],8	0.06%[6,7]
Administration Fee	—	0.20%	0.05%[9]
Other/Independent Expenses	0.30%	0.01%[6]	0.01%[6]
Acquired Fund Fees and Expenses	—	0.02%[8]	0.02%
Total Annual Fund Operating Expenses	1.05%	0.73%[8]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[4,6]	(0.02)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.71%[4,6]	0.55%[4,6]

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[5]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[6]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[9]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Class B Shares	$407	$609	$779	$1,170
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Expenses if you did not redeem your shares:

Bond Target Fund Class B Shares	$107	$334	$579	$1,170

Bond Target Fund Premier Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Premier Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.25%[4]	0.24%[4,5]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.21%[6,7],8	0.06%[6,7]
Administration Fee	—	0.20%	0.05%[9]
Other/Independent Expenses	0.20%	0.01%[6]	0.01%[6]
Acquired Fund Fees and Expenses	—	0.02%[8]	0.02%
Total Annual Fund Operating Expenses	0.55%	0.73%[8]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[4,6]	(0.02)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%	0.71%[4,6]	0.55%[4,6]

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[5]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[6]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[9]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Premier Shares	$355	$471	$598	$969
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Bond Target Fund Legacy Class B Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Legacy Class B Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.10%	0.25%[4]	0.24%[4,5]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.30%	0.21%[6,7],8	0.06%[6,7]
Administration Fee	—	0.20%	0.05%[9]
Other/Independent Expenses	0.30%	0.01%[6]	0.01%[6]
Acquired Fund Fees and Expenses	—	0.02%[8]	0.02%
Total Annual Fund Operating Expenses	1.05%	0.73%[8]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[4,6]	(0.02)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.71%[4,6]	0.55%[4,6]

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[5]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[6]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[9]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Legacy Class B Shares	$407	$609	$779	$1,170
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Expenses if you did not redeem your shares:

Bond Target Fund Legacy Class B Shares	$107	$334	$579	$1,170

Bond Target Fund Class R-1 Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Class R-1 Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.25%[3]	0.24%[3,4]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.37%	0.21%[5,6],7	0.06%[5,6]
Administration Fee	—	0.20%	0.05%[8]
Other/Independent Expenses	0.37%	0.01%[5]	0.01%[5]
Acquired Fund Fees and Expenses	—	0.02%[7]	0.02%
Total Annual Fund Operating Expenses	0.97%	0.73%[7]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[3,5]	(0.02)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.97%	0.71%[3,5]	0.55%[3,5]

*	The sales charge for such shareholders are expected to be waived pursuant to the CoreAlpha Bond Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[4]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[5]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[8]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Class R-1 Shares	$99	$309	$536	$1,190
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Bond Target Fund Class R-2 Shares into CoreAlpha Bond Acquiring Fund Investor A Shares

	Bond Target Fund Class R-2 Shares	CoreAlpha Bond Acquiring Fund Investor A Shares	Pro Forma CoreAlpha Bond Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.25%[3]	0.24%[3,4]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.37%	0.21%[5,6],7	0.06%[5,6]
Administration Fee	—	0.20%	0.05%[8]
Other/Independent Expenses	0.37%	0.01%[5]	0.01%[5]
Acquired Fund Fees and Expenses	—	0.02%[7]	0.02%
Total Annual Fund Operating Expenses	0.77%	0.73%[7]	0.57%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[3,5]	(0.02)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	0.71%[3,5]	0.55%[3,5]

*	The sales charge for such shareholders are expected to be waived pursuant to the CoreAlpha Bond Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[4]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[5]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[8]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Investor A Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Class R-2 Shares	$79	$246	$428	$954
CoreAlpha Bond Acquiring Fund Investor A Shares	$470	$622	$788	$1,268
Pro Forma CoreAlpha Bond Combined Fund Investor A Shares	$454	$571	$702	$1,081

Bond Target Fund Class R-3 Shares into CoreAlpha Bond Acquiring Fund Institutional Shares

	Bond Target Fund Class R-3 Shares	CoreAlpha Bond Acquiring Fund Institutional Shares	Pro Forma CoreAlpha Bond Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.10%	0.25%[2]	0.24%[2,3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.37%	0.11%[4,5],6	0.06%[4,5]
Administration Fee	—	0.10%	0.05%[7]
Other/Independent Expenses	0.37%	0.01%[4]	0.01%[4]
Acquired Fund Fees and Expenses	—	0.02%[6]	0.02%
Total Annual Fund Operating Expenses	0.47%	0.38%[6]	0.32%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[2,4]	(0.02)%[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.36%[2,4]	0.30%[2,4]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[3]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[4]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[7]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Institutional Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Class R-3 Shares	$48	$151	$263	$591
CoreAlpha Bond Acquiring Fund Institutional Shares	$37	$120	$211	$478
Pro Forma CoreAlpha Bond Combined Fund Institutional Shares	$31	$99	$176	$402

Bond Target Fund Institutional Shares into CoreAlpha Bond Acquiring Fund Institutional Shares

	Bond Target Fund Institutional Shares	CoreAlpha Bond Acquiring Fund Institutional Shares	Pro Forma CoreAlpha Bond Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.10%	0.25%[3]	0.24%[3,4]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.30%	0.11%[5,6],7	0.06%[5,6]
Administration Fee	—	0.10%	0.05%[8]
Other/Independent Expenses	0.30%	0.01%[5]	0.01%[5]
Acquired Fund Fees and Expenses	—	0.02%[7]	0.02%
Total Annual Fund Operating Expenses	0.40%	0.38%[7]	0.32%
Fee Waivers and/or Expense Reimbursements	—	(0.02)%[3,5]	(0.02)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.40%	0.36%[3,5]	0.30%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of the CoreAlpha Bond Acquiring Master Portfolio or the CoreAlpha Bond Combined Master Portfolio, as applicable. Management fees are paid by the CoreAlpha Bond Acquiring Master Portfolio and will continue to be paid by the CoreAlpha Bond Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[4]

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows: 0.24% for the first $1 billion of average daily net assets; 0.23% for average daily net assets of $1 – 3 billion; 0.22% for average daily net assets of $3 – 5 billion; 0.21% for average daily net assets of $5 – 10 billion; and 0.20% for average daily net assets in excess of $10 billion.

[5]

Independent Expenses consist of the CoreAlpha Bond Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of BlackRock Funds VI and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually agreed to reimburse, or provide offsetting credits to, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable, for Independent Expenses through April 30, 2020. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Boards of Trustees of BlackRock Funds VI and of MIP II. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the CoreAlpha Bond Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees and Acquired Fund Fees and Expenses.

[8]

The Board of Trustees of BlackRock Funds VI has approved a reduction to the administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an administration fee at an annual rate of 0.05% of the average daily net assets of Institutional Shares of the CoreAlpha Bond Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Bond Target Fund, the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Target Fund Institutional Shares	$41	$128	$224	$505
CoreAlpha Bond Acquiring Fund Institutional Shares	$37	$120	$211	$478
Pro Forma CoreAlpha Bond Combined Fund Institutional Shares	$31	$99	$176	$402

Fee Tables of State Farm Small Cap Index Fund (Small Cap Index Target Fund), iShares Russell 2000 Small-Cap Index Fund (Russell 2000 Small-Cap Index Acquiring Fund) and the Pro Forma Russell 2000 Small-Cap Index Combined Fund (as of December 31, 2017) (unaudited)

Small Cap Index Target Fund Class A Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares

	Small Cap Index Target Fund Class A Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.19%	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%	0.13%[4]
Total Annual Fund Operating Expenses	0.72%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%	0.37%[3,5]	0.37%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class A Shares	$570	$719	$881	$1,350
Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	$38	$136	$244	$559
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares	$38	$126	$229	$530

Small Cap Index Target Fund Class A Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Class A Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.13%	0.01%[4]	0.01%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.19%[5]	0.17%[5]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%[5]	0.13%[5]
Total Annual Fund Operating Expenses	0.72%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[4,6]	(0.06)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%	0.37%[4,6]	0.37%[4,6]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class A Shares	$570	$719	$881	$1,350
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Small Cap Index Target Fund Class B Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares

	Small Cap Index Target Fund Class B Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.80%	0.25%	0.25%
Other Expenses	0.34%	0.19%	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%	0.13%[4]
Total Annual Fund Operating Expenses	1.27%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	0.37%[3,5]	0.37%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class B Shares	$629	$753	$897	$1,382
Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	$38	$136	$244	$559
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares	$38	$126	$229	$530

Expenses if you did not redeem your shares:

Small Cap Index Target Fund Class B Shares	$129	$403	$697	$1,382

Small Cap Index Target Fund Class B Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Class B Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.13%	0.01%[4]	0.01%[4]
Distribution and/or Service (12b-1) Fees	0.80%	0.25%	0.25%
Other Expenses	0.34%	0.19%[5]	0.17%[5]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%[5]	0.13%[5]
Total Annual Fund Operating Expenses	1.27%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[4,6]	(0.06)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	0.37%[4,6]	0.37%[4,6]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell

2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class B Shares	$629	$753	$897	$1,382
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Expenses if you did not redeem your shares:

Small Cap Index Target Fund Class B Shares	$129	$403	$697	$1,382

Small Cap Index Target Fund Premier Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares

	Small Cap Index Target Fund Premier Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.24%	0.19%	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.24%	0.15%	0.13%[4]
Total Annual Fund Operating Expenses	0.62%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%	0.37%[3,5]	0.37%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Premier Shares	$560	$689	$828	$1,236
Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	$38	$136	$244	$559
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares	$38	$126	$229	$530

Small Cap Index Target Fund Premier Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Premier Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.13%	0.01%[4]	0.01%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.24%	0.19%[5]	0.17%[5]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.24%	0.15%[5]	0.13%[5]
Total Annual Fund Operating Expenses	0.62%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[4,6]	(0.06)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%	0.37%[4,6]	0.37%[4,6]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Premier Shares	$560	$689	$828	$1,236
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Small Cap Index Target Fund Legacy Class B Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares

	Small Cap Index Target Fund Legacy Class B Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.34%	0.19%	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%	0.13%[4]
Total Annual Fund Operating Expenses	1.12%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.12%	0.37%[3,5]	0.37%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Legacy Class B Shares	$414	$631	$817	$1,251
Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares	$38	$136	$244	$559
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor A Shares	$38	$126	$229	$530

Expenses if you did not redeem your shares:

Small Cap Index Target Fund Legacy Class B Shares	$114	$356	$617	$1,251

Small Cap Index Target Fund Legacy Class B Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Legacy Class B Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.13%	0.01%[4]	0.01%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.34%	0.19%[5]	0.17%[5]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.15%[5]	0.13%[5]
Total Annual Fund Operating Expenses	1.12%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[4,6]	(0.06)%[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.12%	0.37%[4,6]	0.37%[4,6]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell

2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Legacy Class B Shares	$414	$631	$817	$1,251
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Expenses if you did not redeem your shares:

Small Cap Index Target Fund Legacy Class B Shares	$114	$356	$617	$1,251

Small Cap Index Target Fund Class R-1 Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Class R-1 Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.41%	0.19%[4]	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.41%	0.15%[4]	0.13%[4]
Total Annual Fund Operating Expenses	1.04%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	0.37%[3,5]	0.37%[3,5]

*	The sales charge for such shareholders are expected to be waived pursuant to the Russell 2000 Small-Cap Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class R-1 Shares	$106	$331	$574	$1,271
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Small Cap Index Target Fund Class R-2 Shares into Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares

	Small Cap Index Target Fund Class R-2 Shares	Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares[1]	Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.41%	0.19%[4]	0.17%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.41%	0.15%[4]	0.13%[4]
Total Annual Fund Operating Expenses	0.84%	0.45%	0.43%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[3,5]	(0.06)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%	0.37%[3,5]	0.37%[3,5]

*	The sales charge for such shareholders are expected to be waived pursuant to the Russell 2000 Small-Cap Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class R-2 Shares	$86	$268	$466	$1,037
Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares	$561	$654	$756	$1,055
Pro Forma Russell 2000 Small-Cap Index Combined Fund Investor P Shares	$561	$644	$742	$1,027

Small Cap Index Target Fund Class R-3 Shares into Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares

	Small Cap Index Target Fund Class R-3 Shares	Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.13%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.41%	0.17%	0.16%[3]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.41%	0.13%	0.12%[3]
Total Annual Fund Operating Expenses	0.54%	0.18%	0.17%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[2,4]	(0.05)%[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.12%[2,4]	0.12%[2,4]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.12% of average daily net assets for Institutional Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Class R-3 Shares	$55	$173	$302	$677
Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares	$12	$52	$95	$224
Pro Forma Russell 2000 Small-Cap Index Combined Fund Institutional Shares	$12	$44	$85	$207

Small Cap Index Target Fund Institutional Shares into Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares

	Small Cap Index Target Fund Institutional Shares	Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares	Pro Forma Russell 2000 Small-Cap Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.13%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.34%	0.17%	0.16%[4]
Administration Fee	—	0.04%	0.04%
Miscellaneous Other Expenses	0.34%	0.13%	0.12%[4]
Total Annual Fund Operating Expenses	0.47%	0.18%	0.17%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[3,5]	(0.05)%[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.12%[3,5]	0.12%[3,5]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Russell 2000 Small-Cap Index Acquiring Master Portfolio or the Russell 2000 Small-Cap Index Combined Master Portfolio, as applicable. Management fees are paid by the Russell 2000 Small-Cap Index Acquiring Master Portfolio and will continue to be paid by the Russell 2000 Small-Cap Index Combined Master Portfolio following the closing of the Reorganization.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.12% of average daily net assets for Institutional Shares through April 30, 2019. In addition to the contractual waiver with respect to the Russell 2000 Small-Cap Index Acquiring Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Russell 2000 Small-Cap Index Acquiring Master Portfolio (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2020. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or of QMS, as applicable, or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund or the Russell 2000 Small-Cap Index Acquiring Master Portfolio, as applicable. These contractual agreements will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small Cap Index Target Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Russell 2000 Small-Cap Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Index Target Fund Institutional Shares	$48	$151	$263	$591
Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares	$12	$52	$95	$224
Pro Forma Russell 2000 Small-Cap Index Combined Fund Institutional Shares	$12	$44	$85	$207

Fee Tables of State Farm International Index Fund (International Index Target Fund), iShares MSCI EAFE International Index Fund (MSCI EAFE International Index Acquiring Fund) and the Pro Forma MSCI EAFE International Index Combined Fund (as of December 31, 2017) (unaudited)

International Index Target Fund Class A Shares into MSCI EAFE International Index Acquiring Fund Investor A Shares

	International Index Target Fund Class A Shares	MSCI EAFE International Index Acquiring Fund Investor A Shares	Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.10%	0.09%[3]
Total Annual Fund Operating Expenses	0.84%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%	0.36%[2,4]	0.35%[2,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class A Shares	$581	$755	$943	$1,485
MSCI EAFE International Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares	$36	$113	$197	$443

International Index Target Fund Class A Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Class A Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.10%[4]	0.09%[4]
Total Annual Fund Operating Expenses	0.84%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%	0.36%[3,5]	0.35%[3,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class A Shares	$581	$755	$943	$1,485
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

International Index Target Fund Class B Shares into MSCI EAFE International Index Acquiring Fund Investor A Shares

	International Index Target Fund Class B Shares	MSCI EAFE International Index Acquiring Fund Investor A Shares	Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.44%	0.10%	0.09%[3]
Total Annual Fund Operating Expenses	1.54%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.54%	0.36%[2,4]	0.35%[2,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class B Shares	$657	$836	$1,039	$1,646
MSCI EAFE International Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares	$36	$113	$197	$443

Expenses if you did not redeem your shares:

International Index Target Fund Class B Shares	$157	$486	$839	$1,646
International Index Target Fund Class B Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Class B Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.44%	0.10%[4]	0.09%[4]
Total Annual Fund Operating Expenses	1.54%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.54%	0.36%[3,5]	0.35%[3,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class B Shares	$657	$836	$1,039	$1,646
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

Expenses if you did not redeem your shares:

International Index Target Fund Class B Shares	$157	$486	$839	$1,646

International Index Target Fund Premier Shares into MSCI EAFE International Index Acquiring Fund Investor A Shares

	International Index Target Fund Premier Shares	MSCI EAFE International Index Acquiring Fund Investor A Shares	Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.10%	0.09%[3]
Total Annual Fund Operating Expenses	0.74%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.74%	0.36%[2,4]	0.35%[2,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Premier Shares	$572	$725	$891	$1,372
MSCI EAFE International Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares	$36	$113	$197	$443

International Index Target Fund Premier Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Premier Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.10%[4]	0.09%[4]
Total Annual Fund Operating Expenses	0.74%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.74%	0.36%[3,5]	0.35%[3,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Premier Shares	$572	$725	$891	$1,372
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

International Index Target Fund Legacy Class B Shares into MSCI EAFE International Index Acquiring Fund Investor A Shares

	International Index Target Fund Legacy Class B Shares	MSCI EAFE International Index Acquiring Fund Investor A Shares	Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.44%	0.10%	0.09%[3]
Total Annual Fund Operating Expenses	1.24%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	0.36%[2,4]	0.35%[2,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor A Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Legacy Class B Shares	$426	$668	$881	$1,389
MSCI EAFE International Index Acquiring Fund Investor A Shares	$37	$116	$202	$456
Pro Forma MSCI EAFE International Index Combined Fund Investor A Shares	$36	$113	$197	$443

Expenses if you did not redeem your shares:

International Index Target Fund Legacy Class B Shares	$126	$393	$681	$1,389

International Index Target Fund Legacy Class B Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Legacy Class B Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[3]	0.01%[3]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.44%	0.10%[4]	0.09%[4]
Total Annual Fund Operating Expenses	1.24%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	0.36%[3,5]	0.35%[3,5]

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Legacy Class B Shares	$426	$668	$881	$1,389
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

Expenses if you did not redeem your shares:

International Index Target Fund Legacy Class B Shares	$126	$393	$681	$1,389

International Index Target Fund Class R-1 Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Class R-1 Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.51%	0.10%[3]	0.09%[3]
Total Annual Fund Operating Expenses	1.16%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	0.36%[2,4]	0.35%[2,4]

*	The sales charge for such shareholders are expected to be waived pursuant to the MSCI EAFE International Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class R-1 Shares	$118	$368	$638	$1,409
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

International Index Target Fund Class R-2 Shares into MSCI EAFE International Index Acquiring Fund Investor P Shares

	International Index Target Fund Class R-2 Shares	MSCI EAFE International Index Acquiring Fund Investor P Shares[1]	Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.51%	0.10%[3]	0.09%[3]
Total Annual Fund Operating Expenses	0.96%	0.36%	0.35%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%	0.36%[2,4]	0.35%[2,4]

*	The sales charge for such shareholders are expected to be waived pursuant to the MSCI EAFE International Index Acquiring Fund’s sales charge waiver policies.

[1]	Fund currently active, but no assets in share class as of December 31, 2017.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets for Investor P Shares through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class R-2 Shares	$98	$306	$531	$1,178
MSCI EAFE International Index Acquiring Fund Investor P Shares	$560	$635	$716	$957
Pro Forma MSCI EAFE International Index Combined Fund Investor P Shares	$559	$632	$711	$945

International Index Target Fund Class R-3 Shares into MSCI EAFE International Index Acquiring Fund Institutional Shares

	International Index Target Fund Class R-3 Shares	MSCI EAFE International Index Acquiring Fund Institutional Shares	Pro Forma MSCI EAFE International Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[1]	0.01%[1]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.51%	0.08%	0.08%[2]
Total Annual Fund Operating Expenses	0.66%	0.09%	0.09%
Fee Waivers and/or Expense Reimbursements	—	—[1,3]	—[1,3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%	0.09%[1,3]	0.09%[1,3]

[1]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.12% of average daily net assets for Institutional Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Class R-3 Shares	$67	$211	$368	$822
MSCI EAFE International Index Acquiring Fund Institutional Shares	$9	$29	$51	$115
Pro Forma MSCI EAFE International Index Combined Fund Institutional Shares	$9	$29	$51	$115

International Index Target Fund Institutional Shares into MSCI EAFE International Index Acquiring Fund Institutional Shares

	International Index Target Fund Institutional Shares	MSCI EAFE International Index Acquiring Fund Institutional Shares	Pro Forma MSCI EAFE International Index Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%	0.01%[2]	0.01%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.44%	0.08%	0.08%[3]
Acquired Fund Fees and Expenses	—	—	—
Total Annual Fund Operating Expenses	0.59%	0.09%	0.09%
Fee Waivers and/or Expense Reimbursements	—	—[2,4]	—[2,4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%	0.09%[2,4]	0.09%[2,4]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

BAL has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of MSCI EAFE International Index Acquiring Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.12% of average daily net assets for Institutional Shares through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Index Target Fund, the MSCI EAFE International Index Acquiring Fund and the MSCI EAFE International Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Index Target Fund Institutional Shares	$60	$189	$329	$738
MSCI EAFE International Index Acquiring Fund Institutional Shares	$9	$29	$51	$115
Pro Forma MSCI EAFE International Index Combined Fund Institutional Shares	$9	$29	$51	$115

Fee Tables of State Farm Equity Fund (Equity Target Fund) (as of December 31, 2017), BlackRock Advantage Large Cap Core Fund (Advantage Large Cap Core Acquiring Fund) (as of March 31, 2018) and the Pro Forma Advantage Large Cap Core Combined Fund (as of March 31, 2018) (unaudited)

Equity Target Fund Class A Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Class A Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.60%	0.43%[4,5,6]	0.43%[4,5]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.48%	0.46%[7]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.30%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.15%	1.16%[6]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[5,8]	(0.41)%[5,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	0.73%[5,8]	0.73%[5,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[4]	The Management Fee has been restated to reflect current fees.

[5]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Class A Shares	$611	$847	$1,101	$1,828
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Equity Target Fund Class B Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Class B Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.60%	0.43%[4,5,6]	0.43%[4,5]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.30%	0.48%	0.46%[7]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.30%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.85%	1.16%[6]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[5,8]	(0.41)%[5,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.85%	0.73%[5,8]	0.73%[5,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[4]	The Management Fee has been restated to reflect current fees.

[5]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Class B Shares	$688	$932	$1,201	$1,986
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Expenses if you did not redeem your shares:

Equity Target Fund Class B Shares	$188	$582	$1,001	$1,986

Equity Target Fund Premier Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Premier Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.60%	0.43%[4,5,6]	0.43%[4,5]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.48%	0.46%[7]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.20%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.05%	1.16%[6]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[5,8]	(0.41)%[5,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.73%[5,8]	0.73%[5,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[4]	The Management Fee has been restated to reflect current fees.

[5]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Premier Shares	$602	$817	$1,050	$1,718
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Equity Target Fund Legacy Class B Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Legacy Class B Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.60%	0.43%[4,5,6]	0.43%[4,5]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.30%	0.48%	0.46%[7]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.30%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.55%	1.16%[6]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[5,8]	(0.41)%[5,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.55%	0.73%[5,8]	0.73%[5,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[4]	The Management Fee has been restated to reflect current fees.

[5]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Legacy Class B Shares	$458	$765	$1,045	$1,738
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Expenses if you did not redeem your shares:

Equity Target Fund Legacy Class B Shares	$158	$490	$845	$1,738

Equity Target Fund Class R-1 Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Class R-1 Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.60%	0.43%[3,4,5]	0.43%[3,4]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.37%	0.48%	0.46%[6]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.37%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.47%	1.16%[5]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[4,7]	(0.41)%[4,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.47%	0.73%[4,7]	0.73%[4,7]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage Large Cap Core Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap

Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Class R-1 Shares	$150	$465	$803	$1,757
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Equity Target Fund Class R-2 Shares into Advantage Large Cap Core Acquiring Fund Investor A Shares

	Equity Target Fund Class R-2 Shares	Advantage Large Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.60%	0.43%[3,4,5]	0.43%[3,4]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.37%	0.48%	0.46%[6]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.37%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.27%	1.16%[5]	1.14%
Fee Waivers and/or Expense Reimbursements	—	(0.43)%[4,7]	(0.41)%[4,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	0.73%[4,7]	0.73%[4,7]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage Large Cap Core Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% of average daily net assets for Investor A Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Class R-2 Shares	$129	$403	$697	$1,534
Advantage Large Cap Core Acquiring Fund Investor A Shares	$596	$834	$1,090	$1,824
Pro Forma Advantage Large Cap Core Combined Fund Investor A Shares	$596	$789	$1,042	$1,767

Equity Target Fund Class R-3 Shares into Advantage Large Cap Core Acquiring Fund Institutional Shares

	Equity Target Fund Class R-3 Shares	Advantage Large Cap Core Acquiring Fund Institutional Shares	Pro Forma Advantage Large Cap Core Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.60%	0.43%[2,3,4]	0.43%[2,3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.37%	0.39%	0.43%[5]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.37%	0.14%	0.18%
Total Annual Fund Operating Expenses	0.97%	0.82%[4]	0.86%
Fee Waivers and/or Expense Reimbursements	—	(0.34)%[3,6]	(0.38)%[3,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.97%	0.48%[3,6]	0.48%[3,6]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[2]	The Management Fee has been restated to reflect current fees.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.48% of average daily net assets for Institutional Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Class R-3 Shares	$99	$309	$536	$1,190
Advantage Large Cap Core Acquiring Fund Institutional Shares	$49	$228	$422	$982
Pro Forma Advantage Large Cap Core Combined Fund Institutional Shares	$49	$196	$400	$988

Equity Target Fund Institutional Shares into Advantage Large Cap Core Acquiring Fund Institutional Shares

	Equity Target Fund Institutional Shares	Advantage Large Cap Core Acquiring Fund Institutional Shares	Pro Forma Advantage Large Cap Core Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.60%	0.43%[3,4,5]	0.43%[3,4]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.30%	0.39%	0.43%[5]
Administration Fee	—	0.25%	0.25%
Other/Independent Expenses	0.30%	0.14%	0.18%
Total Annual Fund Operating Expenses	0.90%	0.82%[6]	0.86%
Fee Waivers and/or Expense Reimbursements	—	(0.34)%[4,7]	(0.38)%[4,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	0.48%[4,7]	0.48%[4,7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of Advantage Large Cap Core Acquiring Master Portfolio or the Advantage Large Cap Core Combined Master Portfolio, as applicable. Management fees are paid by the Advantage Large Cap Core Acquiring Master Portfolio and will continue to be paid by the Advantage Large Cap Core Combined Master Portfolio following the closing of the Reorganization.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Large Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.48% of average daily net assets for Institutional Shares through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Equity Target Fund, the Advantage Large Cap Core Acquiring Fund and the Advantage Large Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Target Fund Institutional Shares	$92	$287	$498	$1,108
Advantage Large Cap Core Acquiring Fund Institutional Shares	$49	$228	$422	$982
Pro Forma Advantage Large Cap Core Combined Fund Institutional Shares	$49	$196	$400	$988

Fee Tables of State Farm Small/Mid Cap Equity Fund (Small/Mid Cap Equity Target Fund) (as of December 31, 2017), BlackRock Advantage Small Cap Core Fund (Advantage Small Cap Core Acquiring Fund) (as of May 31, 2018) and the Pro Forma Advantage Small Cap Core Combined Fund (as of May 31, 2018) (unaudited)

Small/Mid Cap Equity Target Fund Class A Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Class A Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[3]	0.45%[4]	0.45%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.39%[5,6]	0.34%[7]
Acquired Fund Fees and Expenses	0.04%[8]	—	—
Total Annual Fund Operating Expenses	1.43%	1.09%[6]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[3]	(0.34)%[4,9]	(0.29)%[4,9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%[3]	0.75%[4,9]	0.75%[4,9]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[9]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Class A Shares	$610	$903	$1,216	$2,104
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678

Small/Mid Cap Equity Target Fund Class B Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Class B Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[3]	0.45%[4]	0.45%[4]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.34%	0.39%[5,6]	0.34%[7]
Acquired Fund Fees and Expenses	0.04%[8]	—	—
Total Annual Fund Operating Expenses	2.13%	1.09%[6]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[3]	(0.34)%[4,9]	(0.29)%[4,9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%[3]	0.75%[4,9]	0.75%[4,9]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[9]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Class B Shares	$687	$989	$1,318	$2,261
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678
Expenses if you did not redeem your shares:

Small/Mid Cap Equity Target Fund Class B Shares	$187	$639	$1,118	$2,261

Small/Mid Cap Equity Target Fund Premier Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Premier Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[3]	0.45%[4]	0.45%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.24%	0.39%[5,6]	0.34%[7]
Acquired Fund Fees and Expenses	0.04%[8]	—	—
Total Annual Fund Operating Expenses	1.33%	1.09%[6]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[3]	(0.34)%[4,9]	(0.29)%[4,9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%[3]	0.75%[4,9]	0.75%[4,9]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[9]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage

Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Premier Shares	$601	$873	$1,166	$1,997
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678

Small/Mid Cap Equity Target Fund Legacy Class B Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Legacy Class B Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[3]	0.45%[4]	0.45%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.34%	0.39%[5,6]	0.34%[7]
Acquired Fund Fees and Expenses	0.04%[8]	—	—
Total Annual Fund Operating Expenses	1.83%	1.09%[6]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[3]	(0.34)%[4,9]	(0.29)%[4,9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.54%[3]	0.75%[4,9]	0.75%[4,9]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[9]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Legacy Class B Shares	$457	$822	$1,163	$2,019
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678

Expenses if you did not redeem your shares:

Small/Mid Cap Equity Target Fund Legacy Class B Shares	$157	$547	$963	$2,019

Small/Mid Cap Equity Target Fund Class R-1 Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Class R-1 Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[2]	0.45%[3]	0.45%[3]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.41%	0.39%[4,5]	0.34%[6]
Acquired Fund Fees and Expenses	0.04%[7]	—	—
Total Annual Fund Operating Expenses	1.75%	1.09%[5]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[2]	(0.34)%[3,8]	(0.29)%[3,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.46%[2]	0.75%[3,8]	0.75%[3,8]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage Small Cap Core Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years.

The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Class R-1 Shares	$149	$523	$922	$2,038
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678

Small/Mid Cap Equity Target Fund Class R-2 Shares into Advantage Small Cap Core Acquiring Fund Investor A Shares

	Small/Mid Cap Equity Target Fund Class R-2 Shares	Advantage Small Cap Core Acquiring Fund Investor A Shares	Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[2]	0.45%[3]	0.45%[3]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.41%	0.39%[4,5]	0.34%[6]
Acquired Fund Fees and Expenses	0.04%[7]	—	—
Total Annual Fund Operating Expenses	1.55%	1.09%[5]	1.04%
Fee Waivers and/or Expense Reimbursements	(0.29)%[2]	(0.34)%[3,8]	(0.29)%[3,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%[2]	0.75%[3,8]	0.75%[3,8]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage Small Cap Core Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets for Investor A Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Class R-2 Shares	$128	$461	$817	$1,821
Advantage Small Cap Core Acquiring Fund Investor A Shares	$598	$821	$1,063	$1,755
Pro Forma Advantage Small Cap Core Combined Fund Investor A Shares	$598	$782	$1,014	$1,678

Small/Mid Cap Equity Target Fund Class R-3 Shares into Advantage Small Cap Core Acquiring Fund Institutional Shares

	Small/Mid Cap Equity Target Fund Class R-3 Shares	Advantage Small Cap Core Acquiring Fund Institutional Shares	Pro Forma Advantage Small Cap Core Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[1]	0.45%[2]	0.45%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.41%	0.21%[3,4]	0.21%[5]
Acquired Fund Fees and Expenses	0.04%[6]	—	—
Total Annual Fund Operating Expenses	1.25%	0.66%[4]	0.66%
Fee Waivers and/or Expense Reimbursements	(0.29)%[1]	(0.16)%[2,7]	(0.16)%[2,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%[1]	0.50%[2,7]	0.50%[2,7]

[1]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses have been restated to reflect current fees.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Institutional Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Class R-3 Shares	$98	$368	$658	$1,486
Advantage Small Cap Core Acquiring Fund Institutional Shares	$51	$195	$352	$807
Pro Forma Advantage Small Cap Core Combined Fund Institutional Shares	$51	$178	$335	$791

Small/Mid Cap Equity Target Fund Institutional Shares into Advantage Small Cap Core Acquiring Fund Institutional Shares

	Small/Mid Cap Equity Target Fund Institutional Shares	Advantage Small Cap Core Acquiring Fund Institutional Shares	Pro Forma Advantage Small Cap Core Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%[2]	0.45%[3]	0.45%[3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.34%	0.21%[4,5]	0.21%[6]
Acquired Fund Fees and Expenses	0.04%[7]	—	—
Total Annual Fund Operating Expenses	1.18%	0.66%[5]	0.66%
Fee Waivers and/or Expense Reimbursements	(0.29)%[2]	(0.16)%[3,8]	(0.16)%[3,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%[2]	0.50%[3,8]	0.50%[3,8]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

SFIMC has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Target Fund. This fee waiver applies through April 30, 2019, and SFIMC may not discontinue or modify this waiver without the approval of the Target Board.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage Small Cap Core Acquiring Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Small/Mid Cap Equity Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Target Fund’s Prospectus, which reflects the operating expenses of the Small/Mid Cap Equity Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Institutional Shares through September 30, 2018. The Advantage Small Cap Core Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Equity Target Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage Small Cap Core Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and May 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Equity Target Fund Institutional Shares	$91	$346	$621	$1,406
Advantage Small Cap Core Acquiring Fund Institutional Shares	$51	$195	$352	$807
Pro Forma Advantage Small Cap Core Combined Fund Institutional Shares	$51	$178	$335	$791

Fee Tables of State Farm International Equity Fund (International Equity Target Fund) (as of December 31, 2017), BlackRock Advantage International Fund (Advantage International Acquiring Fund) (as of March 31, 2018) and the Pro Forma Advantage International Combined Fund (as of March 31, 2018) (unaudited)

International Equity Target Fund Class A Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Class A Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[3,4,6]	0.59%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.29%[5,6]	0.32%[7]
Total Annual Fund Operating Expenses	1.49%	1.13%[6]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[4,8]	(0.27)%[4,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.49%	0.89%[4,8]	0.89%[4,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Class A Shares	$644	$947	$1,273	$2,191
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

International Equity Target Fund Class B Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Class B Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[3,4,6]	0.59%[4]
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.44%	0.29%[5,6]	0.32%[7]
Total Annual Fund Operating Expenses	2.19%	1.13%[6]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[4,8]	(0.27)%[4,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.19%	0.89%[4,8]	0.89%[4,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Class B Shares	$722	$1,035	$1,375	$2,347
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

Expenses if you did not redeem your shares:

International Equity Target Fund Class B Shares	$222	$685	$1,175	$2,347

International Equity Target Fund Premier Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Premier Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[3,4,6]	0.59%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.29%[5,6]	0.32%[7]
Total Annual Fund Operating Expenses	1.39%	1.13%[6]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[4,8]	(0.27)%[4,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.39%	0.89%[4,8]	0.89%[4,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Premier Shares	$634	$918	$1,222	$2,085
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

International Equity Target Fund Legacy Class B Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Legacy Class B Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[3,4,6]	0.59%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.44%	0.29%[5,6]	0.32%[7]
Total Annual Fund Operating Expenses	1.89%	1.13%[6]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[4,8]	(0.27)%[4,8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.89%	0.89%[4,8]	0.89%[4,8]

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]	The Management Fee has been restated to reflect current fees.

[4]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by

BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses have been restated to reflect current fees.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

[8]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Legacy Class B Shares	$492	$869	$1,221	$2,108
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

Expenses if you did not redeem your shares:

International Equity Target Fund Legacy Class B Shares	$192	$594	$1,021	$2,108

International Equity Target Fund Class R-1 Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Class R-1 Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[2,3,5]	0.59%[3]
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.51%	0.29%[4,5]	0.32%[6]
Total Annual Fund Operating Expenses	1.81%	1.13%[5]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[3,7]	(0.27)%[3,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.81%	0.89%[3,7]	0.89%[3,7]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage International Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The Management Fee has been restated to reflect current fees.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Class R-1 Shares	$184	$569	$980	$2,127
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

International Equity Target Fund Class R-2 Shares into Advantage International Acquiring Fund Investor A Shares

	International Equity Target Fund Class R-2 Shares	Advantage International Acquiring Fund Investor A Shares	Pro Forma Advantage International Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%*
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[2,3,5]	0.59%[3]
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.51%	0.29%[4,5]	0.32%[6]
Total Annual Fund Operating Expenses	1.61%	1.13%[5]	1.16%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[3,7]	(0.27)%[3,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.61%	0.89%[3,7]	0.89%[3,7]

*	The sales charge for such shareholders are expected to be waived pursuant to the Advantage International Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The Management Fee has been restated to reflect current fees.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets for Investor A Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Class R-2 Shares	$164	$508	$876	$1,911
Advantage International Acquiring Fund Investor A Shares	$611	$843	$1,093	$1,807
Pro Forma Advantage International Combined Fund Investor A Shares	$611	$822	$1,079	$1,813

International Equity Target Fund Class R-3 Shares into Advantage International Acquiring Fund Institutional Shares

	International Equity Target Fund Class R-3 Shares	Advantage International Acquiring Fund Institutional Shares	Pro Forma Advantage International Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[1,2,4]	0.59%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.51%	0.28%[3,4]	0.28%[5]
Total Annual Fund Operating Expenses	1.31%	0.87%[4]	0.87%
Fee Waivers and/or Expense Reimbursements	—	(0.23)%[2,6]	(0.23)%[2,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.31%	0.64%[2,6]	0.64%[2,6]

[1]	The Management Fee has been restated to reflect current fees.

[2]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[3]	Other Expenses have been restated to reflect current fees.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.

[6]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.64% of average daily net assets for Institutional Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Class R-3 Shares	$133	$415	$718	$1,579
Advantage International Acquiring Fund Institutional Shares	$65	$255	$460	$1,051
Pro Forma Advantage International Combined Fund Institutional Shares	$65	$230	$436	$1,029

International Equity Target Fund Institutional Shares into Advantage International Acquiring Fund Institutional Shares

	International Equity Target Fund Institutional Shares	Advantage International Acquiring Fund Institutional Shares	Pro Forma Advantage International Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.59%[2,3,5]	0.59%[3]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.44%	0.28%[4,5]	0.28%[6]
Total Annual Fund Operating Expenses	1.24%	0.87%[5]	0.87%
Fee Waivers and/or Expense Reimbursements	—	(0.23)%[3,7]	(0.23)%[3,7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	0.64%[3,7]	0.64%[3,7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]	The Management Fee has been restated to reflect current fees.

[3]

BAL has contractually agreed to waive the management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses have been restated to reflect current fees.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Advantage International Acquiring Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

[7]

BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.64% of average daily net assets for Institutional Shares through January 31, 2019. The Advantage International Acquiring Fund may have to repay some of these waivers and/or reimbursements to BAL in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the International Equity Target Fund, the Advantage International Acquiring Fund and the Advantage International Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017 for the Target Fund and March 31, 2018 for the Acquiring Fund and the Combined Fund) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Target Fund Institutional Shares	$126	$393	$681	$1,500
Advantage International Acquiring Fund Institutional Shares	$65	$255	$460	$1,051
Pro Forma Advantage International Combined Fund Institutional Shares	$65	$230	$436	$1,029

Fee Tables of State Farm Tax Advantaged Bond Fund (Tax Advantaged Bond Target Fund) (as of December 31, 2017) (unaudited), iShares Municipal Bond Index Fund (Municipal Bond Index Acquiring Fund) (as of the commencement of operations) (unaudited) and the Pro Forma Municipal Bond Index Combined Fund (as of the commencement of operations) (unaudited)

Tax Advantaged Bond Target Fund Class A Shares into Municipal Bond Index Acquiring Fund Investor A Shares

	Tax Advantaged Bond Target Fund Class A Shares	Municipal Bond Index Acquiring Fund Investor A Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[3]	0.10%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.15%[4]	0.15%[4]
Total Annual Fund Operating Expenses	0.66%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%	0.50%[3,5]	0.50%[3,5]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[5]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor A Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Class A Shares	$365	$505	$657	$1,098
Municipal Bond Index Acquiring Fund Investor A Shares	$51	$160	$280	$628
Pro Forma Municipal Bond Index Combined Fund Investor A Shares	$51	$160	$280	$628

Tax Advantaged Bond Target Fund Class A Shares into Municipal Bond Index Acquiring Fund Investor P Shares

	Tax Advantaged Bond Target Fund Class A Shares	Municipal Bond Index Acquiring Fund Investor P Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[2]	None[2]
Maximum Account Fee	None[3]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[4]	0.10%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.15%[5]	0.15%[5]
Total Annual Fund Operating Expenses	0.66%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[4,6]	—[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%	0.50%[4,6]	0.50%[4,6]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

A CDSC of 0.15% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[6]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor P Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Class A Shares	$365	$505	$657	$1,098
Municipal Bond Index Acquiring Fund Investor P Shares	$449	$554	$669	$1,003
Pro Forma Municipal Bond Index Combined Fund Investor P Shares	$449	$554	$669	$1,003

Tax Advantaged Bond Target Fund Class B Shares into Municipal Bond Index Acquiring Fund Investor A Shares

	Tax Advantaged Bond Target Fund Class B Shares	Municipal Bond Index Acquiring Fund Investor A Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[3]	0.10%[3]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.31%	0.15%[4]	0.15%[4]
Total Annual Fund Operating Expenses	1.06%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	0.50%[3,5]	0.50%[3,5]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[5]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor A Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Class B Shares	$408	$612	$785	$1,182
Municipal Bond Index Acquiring Fund Investor A Shares	$51	$160	$280	$628
Pro Forma Municipal Bond Index Combined Fund Investor A Shares	$51	$160	$280	$628

Expenses if you did not redeem your shares:

Tax Advantaged Bond Target Fund Class B Shares	$108	$337	$585	$1,182

Tax Advantaged Bond Target Fund Class B Shares into Municipal Bond Index Acquiring Fund Investor P Shares

	Tax Advantaged Bond Target Fund Class B Shares	Municipal Bond Index Acquiring Fund Investor P Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[2]	None[2]
Maximum Account Fee	None[3]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[4]	0.10%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.31%	0.15%[5]	0.15%[5]
Total Annual Fund Operating Expenses	1.06%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[4,6]	—[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	0.50%[4,6]	0.50%[4,6]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

A CDSC of 0.15% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[6]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor P Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Class B Shares	$408	$612	$785	$1,182
Municipal Bond Index Acquiring Fund Investor P Shares	$449	$554	$669	$1,003
Pro Forma Municipal Bond Index Combined Fund Investor P Shares	$449	$554	$669	$1,003

Expenses if you did not redeem your shares:

Tax Advantaged Bond Target Fund Class B Shares	$108	$337	$585	$1,182

Tax Advantaged Bond Target Fund Premier Shares into Municipal Bond Index Acquiring Fund Investor A Shares

	Tax Advantaged Bond Target Fund Premier Shares	Municipal Bond Index Acquiring Fund Investor A Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[3]	0.10%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.15%[4]	0.15%[4]
Total Annual Fund Operating Expenses	0.56%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.56%	0.50%[3,5]	0.50%[3,5]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by

BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[5]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor A Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Premier Shares	$356	$474	$603	$980
Municipal Bond Index Acquiring Fund Investor A Shares	$51	$160	$280	$628
Pro Forma Municipal Bond Index Combined Fund Investor A Shares	$51	$160	$280	$628

Tax Advantaged Bond Target Fund Premier Shares into Municipal Bond Index Acquiring Fund Investor P Shares

	Tax Advantaged Bond Target Fund Premier Shares	Municipal Bond Index Acquiring Fund Investor P Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[2]	None[2]
Maximum Account Fee	None[3]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[4]	0.10%[4]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.15%[5]	0.15%[5]
Total Annual Fund Operating Expenses	0.56%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[4,6]	—[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.56%	0.50%[4,6]	0.50%[4,6]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

A CDSC of 0.15% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[6]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor P Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Premier Shares	$356	$474	$603	$980
Municipal Bond Index Acquiring Fund Investor P Shares	$449	$554	$669	$1,003
Pro Forma Municipal Bond Index Combined Fund Investor P Shares	$449	$554	$669	$1,003

Tax Advantaged Bond Target Fund Legacy Class B Shares into Municipal Bond Index Acquiring Fund Investor A Shares

	Tax Advantaged Bond Target Fund Legacy Class B Shares	Municipal Bond Index Acquiring Fund Investor A Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[3]	0.10%[3]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.31%	0.15%[4]	0.15%[4]
Total Annual Fund Operating Expenses	1.06%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[3,5]	—[3,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	0.50%[3,5]	0.50%[3,5]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[5]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor A Shares through September 30, 2021. The Municipal Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Legacy Class B Shares	$408	$612	$785	$1,182
Municipal Bond Index Acquiring Fund Investor A Shares	$51	$160	$280	$628
Pro Forma Municipal Bond Index Combined Fund Investor A Shares	$51	$160	$280	$628

Expenses if you did not redeem your shares:

Tax Advantaged Bond Target Fund Legacy Class B Shares	$108	$337	$585	$1,182

Tax Advantaged Bond Target Fund Legacy Class B Shares into Municipal Bond Index Acquiring Fund Investor P Shares

	Tax Advantaged Bond Target Fund Legacy Class B Shares	Municipal Bond Index Acquiring Fund Investor P Shares[1]	Pro Forma Municipal Bond Index Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[2]	None[2]
Maximum Account Fee	None[3]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%[4]	0.10%[4]
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.31%	0.15%[5]	0.15%[5]
Total Annual Fund Operating Expenses	1.06%	0.50%	0.50%
Fee Waivers and/or Expense Reimbursements	—	—[4,6]	—[4,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	0.50%[4,6]	0.50%[4,6]

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

A CDSC of 0.15% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[4]

BFA has contractually agreed to waive the management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This management fee waiver will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

[5]	Other Expenses are based on estimated amounts for the Municipal Bond Index Acquiring Fund’s first full fiscal year.

[6]

BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets for Investor P Shares through September 30, 2021. The Municipal

Bond Index Acquiring Fund may have to repay some of these waivers and/or reimbursements to BFA in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock FundsSM, or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund. This contractual agreement will remain in place with respect to the Municipal Bond Index Combined Fund effective upon the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Tax Advantaged Bond Target Fund, the Municipal Bond Index Acquiring Fund and the Municipal Bond Index Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Advantaged Bond Target Fund Legacy Class B Shares	$408	$612	$785	$1,182
Municipal Bond Index Acquiring Fund Investor P Shares	$449	$554	$669	$1,003
Pro Forma Municipal Bond Index Combined Fund Investor P Shares	$449	$554	$669	$1,003

Expenses if you did not redeem your shares:

Tax Advantaged Bond Target Fund Legacy Class B Shares	$108	$337	$585	$1,182

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year, each Fund (or in the case of BlackRock CoreAlpha Bond Acquiring Fund, the CoreAlpha Bond Predecessor Fund) had the following portfolio turnover rate, expressed as a percentage of the average value of its portfolio:

Fund	Fiscal Year End	Rate
S&P 500 Index Target Fund	12/31/17	3%
S&P 500 Index Acquiring Fund	12/31/17	11%
Bond Target Fund	12/31/17	17%
CoreAlpha Bond Acquiring Fund	12/31/17	515%*
Small Cap Index Target Fund	12/31/17	14%
Russell 2000 Small-Cap Index Acquiring Fund	12/31/17	30%
International Index Target Fund	12/31/17	4%
MSCI EAFE International Index Acquiring Fund	12/31/17	23%
Equity Target Fund	12/31/17	53%
Advantage Large Cap Core Acquiring Fund	9/30/17	130%
Small/Mid Cap Equity Target Fund	12/31/17	92%
Advantage Small Cap Core Acquiring Fund	5/31/18	104%
International Equity Target Fund	12/31/17	45%
Advantage International Acquiring Fund	9/30/17	177%
Tax Advantaged Bond Target Fund	12/31/17	1%
Municipal Bond Index Acquiring Fund	— **	— **

*	Reflects portfolio turnover rate of the CoreAlpha Bond Predecessor Fund.

**	The Municipal Bond Index Acquiring Fund is newly formed and has no portfolio turnover information.

U.S. Federal Income Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganizations so qualify, the Target Funds and the Acquiring Funds will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganizations (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Funds’ taxable year due to the Reorganizations or as a result of the transfer of certain assets). As a condition to the closing of the Reorganizations, the Acquiring Trusts, on behalf of each relevant Acquiring Fund, and the Target Trust, on behalf of each Target Fund, will receive an opinion from Dechert LLP to the effect that the corresponding Reorganization will qualify as a tax-free reorganization under Section 368 of the Code. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

At any time before the Reorganizations take place, a shareholder may redeem shares of the Target Funds. Generally, such redemptions would be taxable transactions.

S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund

The portfolio managers of each of the corresponding Acquiring Funds do not anticipate disposing, or requesting the disposition, of more than 5% of the holdings of S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund, respectively, in preparation for, or as a result of, the Reorganizations, other than in connection with the ordinary course of business. Consequently, minimal transaction costs are anticipated to be incurred in restructuring the portfolio holdings of these Target Funds in connection with their Reorganizations.

Bond Target Fund

The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate disposing of a significant portion (approximately 67%) of the Bond Target Fund acquired in the Reorganization in connection with realigning the CoreAlpha Bond Combined Fund’s portfolio in a manner consistent with its investment process. The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate that the portfolio securities of the Bond Target Fund to be sold following the Reorganization will consist mainly of treasury, corporate bonds and commercial mortgage backed securities, which are not aligned with the investment process and strategies of the CoreAlpha Bond Acquiring Fund.

As of December 31, 2017, treasury securities account for approximately 13% of the Bond Target Fund. Portfolio management intends to dispose of substantially all of the treasury securities acquired from the Bond Target Fund to better align with the underlying investments of the CoreAlpha Bond Acquiring Fund; the CoreAlpha Bond Acquiring Fund invests minimally in treasury securities.

As of December 31, 2017, corporate bonds account for approximately 71% of the Bond Target Fund and commercial mortgage backed securities (“CMBS”) account for approximately 14% of the Bond Target Fund. Portfolio management intends to dispose of approximately 62% of the corporate bonds and 80% of the CMBS acquired from the Target Fund and will seek to use the proceeds to better align with the investment process, strategies and profile of the Acquiring Fund. Such proceeds will be used to invest more significantly in below investment grade securities, agency-backed mortgages, residential mortgage-backed securities and asset-backed securities to bring the Combined Fund more in line with its asset allocation targets relative to its benchmark index, the Bloomberg Barclays Aggregate Bond Index.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Bond Target Fund in connection with the Combined Fund investing in corporate bonds and agency mortgages that align with the investment objective to provide a combination of income and capital growth are estimated to be approximately 0.06% of the Combined Fund’s net assets following the Reorganization.

The degree to which Bond Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. Assuming the Reorganization had been completed on December 31, 2017 and that, on December 31, 2017, the CoreAlpha Bond Combined Fund had sold 67% of the portfolio previously held by the Bond Target Fund anticipated to be disposed of in connection with the Reorganization, the sales would result in a net capital gain of $2,505,223 or $0.02 per share, assuming that State Farm Equity and Bond Fund, a separate series of the Target Trust, will have redeemed its shares and that all other Target Fund shareholders as of December 31, 2017, elect to participate in the Reorganization. These amounts do not take into account previously realized gain of $360,680 or $0.005 per share of the Target Fund prior to the Reorganization or any available capital loss carryforward, if any.

Equity Target Fund

The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that a significant portion (approximately 72%) of the Equity Target Fund will be disposed of prior to the Reorganization in connection with realigning the Equity Target Fund’s portfolio in a manner more consistent with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. The Advantage Large Cap Core Acquiring Fund uses a quantitative investment management process while the Equity Target Fund utilizes a fundamental approach in its investment process. The Advantage Large Cap Core Acquiring Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Advantage Large Cap Core Acquiring Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. Portfolio management then constructs and rebalances the Advantage Large Cap Core Acquiring Fund by integrating its investment insights with the model-based optimization process. The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that the portfolio securities of the Equity Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities that are not aligned with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. It is currently estimated that the majority of the equities to be sold are in the Health Care, Industrial, and Telecom sectors. The portfolio management team expects that the proceeds from such disposition will be used to invest in large cap equity securities in the Consumer Discretionary, Energy, Financials, and Real Estate sectors that better align with the Advantage Large Cap Core Acquiring Fund’s model-based investment approach.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Equity Target Fund in connection with the Equity Target Fund investing in equity securities that better align the portfolio holdings of the Equity Target Fund with that of the Advantage Large Cap Core Acquiring Fund are estimated to be approximately 0.03% of the Equity Target Fund’s net assets prior to the Reorganization.

The degree to which Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If 72% of the portfolio was sold on March 31, 2018, the sales would result in a net capital gain position of $141,905,421 or $2.45 per share, which includes a previously realized gain of $15,584,425 or $0.27 per share, and an unrealized gain of $126,320,996 or $2.18 per share, assuming that State Farm Equity and Bond Fund, a separate series of the Target Trust, will have redeemed its shares and that all other Target Fund shareholders as of March 31, 2018, elect to participate in the Reorganization. These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of March 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

Small/Mid Cap Equity Target Fund

While the portfolio managers of Advantage Small Cap Core Acquiring Fund do not anticipate disposing of more than 5% of Small/Mid Cap Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process and principal investment strategies of the Acquiring Fund prior to the closing of the Reorganization. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $190,795 or, based on shares outstanding as of May 31, 2018, $0.008 per share.

The degree to which Small/Mid Cap Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If all such holdings were sold on May 31, 2018, the sales would result in a net capital gain position of $19,468,600 or $0.78 per share, which includes a previously realized gain of $3,410,642 or $0.14 per share, and an unrealized gain of $16,057,958 or $0.64 per share, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of May 31, 2018, elect to participate in the Reorganization (i.e., do not redeem from the Target Fund). These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of May 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

International Equity Target Fund

While the portfolio managers of Advantage International Acquiring Fund do not anticipate disposing of more than 5% of International Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process of the Acquiring Fund prior to the closing of the Reorganization. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $52,773 or, based on shares outstanding as of March 31, 2018, $0.004 per share.

The degree to which International Equity Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. If all such holdings were sold on March 31, 2018, the sales would result in a net capital gain position of $10,983,446 or $0.88 per share, which includes a previously realized gain of $1,744,565 or $0.14 per share, and an unrealized gain of $9,238,881 or $0.74 per share, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of March 31, 2018, elect to participate in the Reorganization (i.e., do not redeem from the Target Fund). These amounts do not take into account any available capital loss carryforward, if any. Based on the net unrealized and realized capital gain position of the Target Fund as of March 31, 2018, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

Tax Advantaged Bond Target Fund

Although the portfolio managers of the Municipal Bond Index Acquiring Fund do not anticipate requesting the disposition of the holdings of the Tax Advantaged Bond Target Fund in preparation for the Reorganization, they do anticipate disposing of substantially all of the Tax Advantaged Bond Target Fund’s holdings following the closing of the

Reorganization, which may result in taxable income being recognized. The extent of these sales is to align the Combined Fund’s portfolio with the investment objective, process and strategies of the Acquiring Fund. Transaction costs anticipated to be incurred by the Combined Fund in connection with the Reorganization are not expected to be material.

The Municipal Bond Index Acquiring Fund will not be in compliance with its investment policies immediately following the Reorganization while the portfolio management team transitions the holdings of the Combined Fund to align with the investment objective and strategies of the Combined Fund. It is expected that Municipal Bond Index Acquiring Fund’s portfolio assets will be sold and it will be in compliance with its investment policies within approximately 60 to 75 days of the closing of the Reorganization.

The degree to which Tax Advantaged Bond Target Fund’s portfolio holdings are sold will depend upon market conditions and the portfolio composition of the Target Fund at the time of the Reorganization. Assuming the Reorganization had been completed on December 31, 2017 and that, on December 31, 2017, the Combined Fund had sold substantially all of the portfolio previously held by the Tax Advantaged Bond Target Fund anticipated to be disposed of in connection with the Reorganization, the sales would result in a net capital gain of $0 or $0.00 per share of the Combined Fund, assuming the redemption of seed capital by SFMAIC and that all other Target Fund shareholders as of December 31, 2017, elect to participate in the Reorganization. These amounts do not take into account previously realized gain of $363,580 or $0.09 per share of the Target Fund prior to the Reorganization or any available capital loss carryforward, if any.

If any of the portfolio assets of the applicable Target Fund are sold, or deemed sold, as a result of the termination of the Target Fund’s taxable year due to the Reorganizations or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Any gains will be distributed to the applicable Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains or ordinary income) during or with respect to the year of sale, deemed sale or transfer, and such distributions will be taxable to shareholders in non-tax qualified accounts. In addition, prior to the Reorganizations, each Target Fund, except Tax Advantaged Bond Target Fund, will distribute to its shareholders all investment company taxable income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Exchange of Shares

Acquiring Funds

Purchasing Shares. Each Acquiring Fund offers its shares to the public on a continuous basis. Investors may purchase Investor A Shares and Institutional Shares of an Acquiring Fund either through their financial intermediary or directly through BFA, BAL or one of their affiliates by phone, mail or Internet if their account is held directly with BFA, BAL or one of their affiliates. Investor P Shares of an Acquiring Fund are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the applicable Acquiring Fund’s distributor to offer such shares. Only certain investors are eligible to buy Institutional Shares. Acquiring Fund shares may be purchased at a price based on the Acquiring Fund’s NAV, and subject to any applicable sales charges. Each Acquiring Fund’s NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of such Acquiring Fund’s NAV after an order is placed. Any purchase orders placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) will be priced based on NAV determined that day, and subject to any applicable sales charges. Purchase orders placed after that time will be priced based on NAV determined on the next business day, and subject to any applicable sales charges.

Redeeming Shares. Shareholders may redeem Investor A Shares and Institutional Shares of an Acquiring Fund through their financial intermediary or directly through BFA, BAL or one of their affiliates by phone, mail or Internet. Investor P Shares may only be redeemed through your financial intermediary. None of the Acquiring Funds charge redemption fees; however, a maximum CDSC of: (i) 1.00% is assessed on certain redemptions of Investor A Shares of Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund; (ii) 0.75% is assessed on certain redemptions of Investor A Shares of CoreAlpha Bond Acquiring Fund; and (iii) 0.15% is assessed on certain redemptions of Investor P Shares of Municipal Bond Index Acquiring Fund. Each Acquiring Fund’s shares are redeemed at NAV, which is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of each Acquiring Fund’s shares is based on the next calculation of the Fund’s NAV after an order is placed. For a redemption request to be priced at NAV on the day of the request, shareholders must submit the request prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at NAV at the close of business on the next business day. When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Exchanging Shares. Investor A Shares and Institutional Shares of an Acquiring Fund are generally exchangeable for shares of the same class of another fund in the BlackRock mutual fund complex. Investor P Shares are generally exchangeable for shares of Investor P Shares of another fund in the BlackRock mutual fund complex, to the extent such shares are offered by your financial intermediary. Shareholders can exchange $1,000 or more of Investor A Shares or Investor P Shares from one fund into the same class of another fund which offers that class of shares (shareholders can exchange less than $1,000 of Investor A Shares or Investor P Shares if they already have an account in the fund into which they are exchanging). There is no required minimum amount with respect to exchanges of Institutional Shares. Shares are exchanged at NAV.

Target Funds

Purchasing Shares. Investors may purchase Class A, Premier, Institutional, Class R-1, Class R-2 and Class R-3 Shares, as eligible. Class B Shares and Legacy Class B Shares no longer are available for purchase by new investors or by shareholders of each Target Fund who own Class B Shares or Legacy Class B Shares in existing accounts. Investors purchasing Class A, Premier and Institutional Shares may purchase shares by writing to SFIMC, by telephone, by the Internet or by automatic investing. Investors purchasing Class R-1, Class R-2 and Class R-3 Shares may purchase shares through their respective plan sponsor or administrator. Shares of the Target Fund may be purchased at their respective offering prices, which is NAV per share plus any applicable sales charge. The NAV for each Target Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Orders to purchase shares must be received by 4:00 p.m., Eastern time to get that day’s NAV. All purchases of Class A and Premier Shares are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs. Investors also may purchase Class A and Premier Shares without an initial sales charge if they purchase $500,000 or more of such shares. Institutional, Class R-1, Class R-2 and Class R-3 Shares do not impose an initial sales charge.

Redeeming Shares. Shareholders may redeem shares of each Target Fund on any day the NYSE is open for regular trading by sending a written request, by telephone, by fax, by Internet, by using SFIMC’s systematic withdrawal program, or by exchanging into another fund. If redeeming through the systematic withdrawal program, a shareholder may have a specified dollar amount withdrawn from the shareholder’s account, payable to the shareholder or to another designated payee on a monthly, quarterly, semiannual or annual basis. For an investment of $500,000 or more in Class A and Premier Shares of each Target Fund, a contingent deferred sales charge (“CDSC”) is charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of the shares. Class B and Legacy Class B shares were offered at NAV without an initial sales charge, but they are subject to a CDSC as set forth in the applicable schedule below:

Class B Shares CDSC Schedule
CDSC Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
5.00%	4.25%	3.50%	2.75%	2.00%	1.00%	0.00%	0.00%

Legacy Class B Shares CDSC Schedule
CDSC Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%	0.00%

*

The Legacy Class B Shares CDSC Schedule applies to redemptions of Class B Shares of the Bond Target Fund and the Tax Advantaged Target Fund. No CDSC is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B Shares will convert to Class A or Premier Shares, depending upon the value of the account and related accounts at the time of conversion, after a full eight years, thus reducing future expenses associated with owning those shares.

Each Target Fund will redeem shares at such Fund’s NAV next determined after receipt by the Target Fund of a proper request for redemption. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from the shareholder. Any applicable CDSC will be deducted from the redemption proceeds.

With respect to Class R-1, Class R-2 and Class R-3 Shares, shareholders should refer to documents provided by their plan sponsor or administrator for information relating to redeeming Target Fund shares.

Exchanging Shares. Shareholders may exchange their Target Fund shares for of the same class of another fund without a sales charge. Shares of each Target Fund may be exchanged in writing, by telephone and by the Internet. An exchange will be effective on the day a shareholder’s request is received, if it is received by State Farm VP Management Corp. before such Target Fund calculates its NAV on that day. A request received after the time the NAV is calculated will be effective at the next calculated NAV. Each Target Fund calculates its NAV as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time) each day the NYSE is open for business. You have to meet the minimum investment requirements of the Target Fund into which you are exchanging.

With respect to Class R-1, Class R-2 and Class R-3 Shares, shareholders should refer to documents provided by their plan sponsor or administrator for information relating to exchanging Target Fund shares.

COMPARISON OF THE FUNDS

This section provides a comparison of the Funds. It describes the principal investment risks of investing in each of the Funds, followed by a description of the fundamental investment restrictions of each of the Funds. In addition, this section provides comparative performance charts and tables and information regarding management of each of the Funds and each of their investment advisory and administration agreements, as well as information about each Fund’s other service providers. The section also provides a description of each Fund’s distribution and service fees, information about dividends and distributions, procedures for purchase, redemption, exchange and valuation of shares and market timing policies.

Principal Investment Risks

S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund

Because of their identical investment objectives and substantially similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Concentration Risk	Principal Risk	—

Equity Securities Risk	Principal Risk	Principal Risk

Index Fund Risk	Principal Risk	Principal Risk

Index-Related Risk	Principal Risk—See “Index Fund Risk”	Principal Risk

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Market Risk” and “Security Selection Risk”	Principal Risk

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Security Selection Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Tracking Error Risk	—	Principal Risk

Bond Target Fund and CoreAlpha Bond Acquiring Fund

Because of their similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Credit Risk	Principal Risk	Principal Risk—See “Debt Securities Risk”

Debt Securities Risk	Principal Risk—See “Credit Risk” “Interest Rate Risk and Call Risk”, “Prepayment and Extension Risk”	Principal Risk

Derivatives Risk	—	Principal Risk

Emerging Markets Risk	—	Principal Risk

Foreign Securities Risk	—	Principal Risk

High Portfolio Turnover Risk	—	Principal Risk

Income Risk	Principal Risk	—

Inflation Risk	Principal Risk	—

Risk	Target Fund	Acquiring Fund

Interest Rate Risk and Call Risk	Principal Risk	Principal Risk—See “Debt Securities Risk”

Junk Bonds Risk	—	Principal Risk

Leverage Risk	—	Principal Risk

Liquidity Risk	Principal Risk	Principal Risk

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	—	Principal Risk

Mortgage- and Asset-Backed Securities Risk	—	Principal Risk

Municipal Securities Risk	—	Principal Risk

Prepayment and Extension Risk	Principal Risk	Principal Risk—See “Debt Securities Risk”

Short Sales Risk	—	Principal Risk

U.S. Government Obligations Risk	—	Principal Risk

Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund

Because of their substantially similar investment objectives and investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Concentration Risk	Principal Risk	—

Equity Securities Risk	Principal Risk	Principal Risk

Financial Sector Risk	Principal Risk	—

Index Fund Risk	Principal Risk	Principal Risk

Index-Related Risk	Principal Risk—See “Index Fund Risk”	Principal Risk

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Management Risk” and “Market Risk”	Principal Risk

Passive Investment Risk	—	Principal Risk

Security Selection Risk	Principal Risk	—

Risk	Target Fund	Acquiring Fund

Small Cap Securities Risk	Principal Risk—See “Smaller Company Size Risk”	Principal Risk

Smaller Company Size Risk	Principal Risk	Principal Risk—See “Small Cap Securities Risk”

International Index Target Fund and MSCI EAFE International Index Acquiring Fund

Because of their substantially similar investment objectives and similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Concentration Risk	Principal Risk	—

Equity Securities Risk	Principal Risk	Principal Risk

Foreign Investing Risk	Principal Risk	Principal Risk—See “Foreign Securities Risk”

Foreign Securities Risk	Principal Risk—See “Foreign Investing Risk”	Principal Risk

Index Fund Risk	Principal Risk	Principal Risk

Index-Related Risk	Principal Risk—See “Index Fund Risk”	Principal Risk

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Market Risk”	Principal Risk

Passive Investment Risk	—	Principal Risk

Security Selection Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Equity Target Fund and Advantage Large Cap Core Acquiring Fund

Because of their identical investment objectives and their similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Commodities Related Investments Risk	—	Principal Risk

Convertible Securities Risk	—	Principal Risk

Risk	Target Fund	Acquiring Fund

Derivatives Risk	—	Principal Risk

Equity Securities Risk	Principal Risk	Principal Risk

Foreign Investing Risk	Principal Risk	—

High Portfolio Turnover Risk	—	Principal Risk

Investment Style Risk	—	Principal Risk

Leverage Risk	—	Principal Risk

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Market Risk”	Principal Risk

“New Issues” Risk	—	Principal Risk

Preferred Securities Risk	—	Principal Risk

Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund

Because of their substantially similar investment objectives and similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Convertible Securities Risk	—	Principal Risk

Derivatives Risk	—	Principal Risk

Equity Securities Risk	Principal Risk	Principal Risk

Financials Sector Risk	Principal Risk	—

Foreign Investing Risk	Principal Risk	—

High Portfolio Turnover Risk	—	Principal Risk

Industrials Sector Risk	Principal Risk	—

Information Technology Sector Risk	Principal Risk	—

Issuer Risk	Principal Risk	—

Investment Company Securities Risk	Principal Risk	—

Investment Style Risk	—	Principal Risk

Leverage Risk	—	Principal Risk

Liquidity Risk	—	Principal Risk

Risk	Target Fund	Acquiring Fund

Management Risk	Principal Risk	Principal Risk—See “Market and Selection Risk”

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Market Risk”	Principal Risk

Mid-Capitalization Companies Risk	Principal Risk	—

“New Issues” Risk	—	Principal Risk

Preferred Securities Risk	—	Principal Risk

Risk of Investing in Developed Countries	Principal Risk	—

Risk of Investing in the United States	Principal Risk	—

Small Cap Securities Risk	Principal Risk—See “Smaller Company Size Risk”	Principal Risk

Smaller Company Size Risk	Principal Risk	Principal Risk—See “Small Cap Securities Risk”

Underlying Fund Risk	Principal Risk	—

International Equity Target Fund and Advantage International Acquiring Fund

Because of their substantially similar investment objectives and their similar investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Commodities Related Investments Risk	—	Principal Risk

Convertible Securities Risk	—	Principal Risk

Derivatives Risk	—	Principal Risk

Equity Securities Risk	—	Principal Risk

Foreign Investing Risk	Principal Risk	Principal Risk—See “Foreign Securities Risk”

Foreign Securities Risk	Principal Risk—See “Foreign Investing Risk”	Principal Risk

High Portfolio Turnover Risk	—	Principal Risk

Leverage Risk	—	Principal Risk

Risk	Target Fund	Acquiring Fund

Management Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk	Principal Risk	Principal Risk—See “Market Risk and Selection Risk”

Market Risk and Selection Risk	Principal Risk—See “Market Risk”	Principal Risk

Mid Cap Securities Risk	—	Principal Risk

“New Issues” Risk	—	Principal Risk

Preferred Securities Risk	—	Principal Risk

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund

Although they have different investment objectives and strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

Risk	Target Fund	Acquiring Fund

Asset Class Risk	—	Principal Risk

Credit Risk and Municipal Bond Risk	Principal Risk	Principal Risk—See “Debt Securities Risk” and “Municipal Securities Risk”

Debt Securities Risk	Principal Risk—See “Interest Rate Risk and Call Risk” and “Credit Risk and Municipal Bond Risk”	Principal Risk

Income Risk	Principal Risk	Principal Risk

Index Fund Risk	—	Principal Risk

Index-Related Risk	—	Principal Risk

Indexed Securities Risk	—	Principal Risk

Inflation Risk	Principal Risk	—

Interest Rate Risk and Call Risk	Principal Risk	Principal Risk—See “Debt Securities Risk”

Liquidity Risk	Principal Risk	Principal Risk

Management Risk	Principal Risk	Principal Risk

Market Risk and Selection Risk	—	Principal Risk

Municipal Securities Risks	Principal Risk—See “Credit Risk and Municipal Bond Risk”	Principal Risk

Representative Sampling Risk	—	Principal Risk

Tracking Error Risk	—	Principal Risk

Descriptions of each Combined Fund’s Principal Investment Risks

Risk is inherent in all investing. The value of your investment in a Combined Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Combined Fund or your investment may not perform as well as other similar investments. An investment in a Combined Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in a Combined Fund.

The following discussion describes the principal risks that may affect an Acquiring Fund and, therefore, a Combined Fund. You will find additional descriptions of specific risks in the applicable Acquiring Fund Prospectus for your applicable share class, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Combined Fund(s)	Principal Risk Factors
Municipal Bond Index Combined Fund	Asset Class Risk—Securities and other assets in the underlying index or in the Combined Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Advantage Large Cap Core Combined Fund Advantage International Combined Fund	Commodities Related Investments Risk—Exposure to the commodities markets may subject the Combined Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund Advantage International Combined Fund	Convertible Securities Risk—The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

CoreAlpha Bond Combined Fund Municipal Bond Index Combined Fund	Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Combined Fund’s investment in that issuer.

Combined Fund(s)	Principal Risk Factors

CoreAlpha Bond Combined Fund Municipal Bond Index Combined Fund

Debt Securities Risk—Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Combined Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Combined Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Combined Fund’s investments will not affect interest income derived from instruments already owned by the Combined Fund, but will be reflected in the Combined Fund’s net asset value. The Combined Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Combined Fund management.

To the extent the Combined Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Combined Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Combined Fund to the extent that it invests in floating rate debt securities.

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Combined Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Combined Fund’s performance.

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Combined Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Combined Fund(s)	Principal Risk Factors

Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Combined Fund may have to invest the proceeds in securities with lower yields.

CoreAlpha Bond Combined Fund Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund Advantage International Combined Fund

Derivatives Risk—The Combined Fund’s use of derivatives may increase its costs, reduce the Combined Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Combined Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Combined Fund to sell or otherwise close a derivatives position could expose the Combined Fund to losses and could make derivatives more difficult for the Combined Fund to value accurately.

Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk—Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Combined Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Combined Fund realizes from its investments.

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act

Combined Fund(s)	Principal Risk Factors
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Combined Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Combined Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Combined Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Combined Fund of trading in these instruments and, as a result, may affect returns to investors in the Combined Fund.

CoreAlpha Bond Combined Fund	Emerging Markets Risk—Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

S&P 500 Index Combined Fund

Russell 2000 Small-Cap Index Combined Fund

MSCI EAFE International Index Combined Fund

Advantage Large Cap Core Combined Fund

Advantage Small Cap Core Combined Fund

Advantage International Combined Fund

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Combined Fund(s)	Principal Risk Factors
CoreAlpha Bond Combined Fund MSCI EAFE International Index Combined Fund Advantage International Combined Fund

Foreign Securities Risk—Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Combined Fund will lose money. These risks include:

•  The Combined Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•  Changes in foreign currency exchange rates can affect the value of the Combined Fund’s portfolio.

•  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Combined Fund’s investments.

CoreAlpha Bond Combined Fund Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund Advantage International Combined Fund	High Portfolio Turnover Risk—The Combined Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Combined Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Combined Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Combined Fund performance.

Combined Fund(s)	Principal Risk Factors
For CoreAlpha Bond Combined Fund only: In addition, investment in mortgage dollar rolls and participation in to-be-announced (“TBA”) transactions may significantly increase the Combined Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.

Municipal Bond Index Combined Fund	Income Risk—Income risk is the risk that the Combined Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

S&P 500 Index Combined Fund Russell 2000 Small-Cap Index Combined Fund MSCI EAFE International Index Combined Fund Municipal Bond Index Combined Fund	Index Fund Risk—An index fund has operating and other expenses while an index does not. As a result, while the Combined Fund will attempt to track the underlying index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

S&P 500 Index Combined Fund Russell 2000 Small-Cap Index Combined Fund MSCI EAFE International Index Combined Fund Municipal Bond Index Combined Fund	Index-Related Risk—There is no guarantee that the Combined Fund’s investment results will have a high degree of correlation to those of the underlying index or that the Combined Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Combined Fund’s ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data, index computations or the construction of its underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Combined Fund and its shareholders.

Municipal Bond Index Combined Fund	Indexed Securities Risk—Certain indexed securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Combined Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Combined Fund management does not anticipate.

Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund	Investment Style Risk—Because different kinds of stocks go in and out of favor depending on market conditions, the Combined Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

Combined Fund(s)	Principal Risk Factors
CoreAlpha Bond Combined Fund	Junk Bonds Risk—Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Combined Fund.

CoreAlpha Bond Combined Fund Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund Advantage International Combined Fund	Leverage Risk—Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Combined Fund to greater risk and increase its costs. The use of leverage may cause the Combined Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Combined Fund’s portfolio will be magnified when the Combined Fund uses leverage.

CoreAlpha Bond Combined Fund Advantage Small Cap Core Combined Fund Municipal Bond Index Combined Fund	Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell. The Combined Fund’s investments in illiquid securities may reduce the returns of the Combined Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Combined Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Combined Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Combined Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Combined Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Combined Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Combined Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Municipal Bond Index Combined Fund	Management Risk—As the Combined Fund may not fully replicate its underlying index, it is subject to the risk that the manager’s investment strategy may not produce the intended results.

S&P 500 Index Combined Fund

CoreAlpha Bond Combined Fund

Russell 2000 Small-Cap Index Combined Fund

MSCI EAFE International Index Combined Fund

Advantage Large Cap Core Combined Fund

Advantage Small Cap Core Combined Fund

Advantage International Combined Fund

Municipal Bond Index Combined Fund

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Combined Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Combined Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Combined Fund(s)	Principal Risk Factors
Advantage International Combined Fund	Mid Cap Securities Risk—The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

CoreAlpha Bond Combined Fund	Mortgage- and Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

CoreAlpha Bond Combined Fund Municipal Bond Index Combined Fund

Municipal Securities Risk—Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks—Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks—These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks—Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks—Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks—Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Combined Fund may lose money.

Municipal Lease Obligations Risks—In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its

Combined Fund(s)	Principal Risk Factors

unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk—The Combined Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Combined Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Combined Fund and its shareholders to substantial tax liabilities.

Advantage Large Cap Core Combined Fund Advantage Small Cap Core Combined Fund Advantage International Combined Fund	“New Issues” Risk—“New issues” are initial public offerings (“IPOs”) of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Russell 2000 Small-Cap Index Combined Fund MSCI EAFE International Index Combined Fund	Passive Investment Risk—Because BlackRock does not select individual companies in the index that the Combined Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Advantage Small Cap Core Combined Fund Advantage International Combined Fund	Preferred Securities Risk—Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Municipal Bond Index Combined Fund	Representative Sampling Risk—Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the underlying index and resemble the underlying index in terms of risk factors and other key characteristics. The Combined Fund may or may not hold every security in the underlying index. When the Combined Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Combined Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Combined Fund may not have an investment profile similar to those of the underlying index.

Combined Fund(s)	Principal Risk Factors
CoreAlpha Bond Combined Fund	Short Sales Risk—Because making short sales in securities that it does not own exposes the Combined Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Combined Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Combined Fund replaces the security sold short.

Russell 2000 Small-Cap Index Combined Fund Advantage Small Cap Core Combined Fund	Small Cap Securities Risk—Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

S&P 500 Index Combined Fund Municipal Bond Index Combined Fund	Tracking Error Risk—Tracking error is the divergence of the Combined Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Combined Fund’s portfolio and those included in the underlying index, pricing differences, differences in transaction costs, the Combined Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the underlying index or the costs to the Combined Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Combined Fund incurs fees and expenses, while the underlying index does not.

CoreAlpha Bond Combined Fund	U.S. Government Obligations Risk—Certain securities in which the Combined Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Fundamental Investment Restrictions

S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) concentrate its investments in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) make loans; (vii) issue senior securities; and (viii) purchase or sell commodities.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act. The Target Fund has a fundamental investment restriction limiting the Target Fund’s ability to make investments inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act. The Acquiring Fund may not purchase the securities of any single issuer if, as a result, with respect to 75% of the Acquiring Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Acquiring Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to concentrate its investments in a particular industry. The Acquiring Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Acquiring Fund’s investments in that industry would equal or exceed 25% of the current value of the Acquiring Fund’s total assets, provided that this restriction does not limit the Acquiring Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Acquiring Fund reserves the right to concentrate in any industry in which the index that the Acquiring Fund tracks becomes concentrated to approximately the same degree during the same period. The Target Fund will concentrate its investments in an industry or industries if, and approximately to the extent that, its benchmark index concentrates in such industry or industries, except where the concentration of the index is the result of a single stock.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). The Target Fund may not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Fund may not underwrite securities of other issuers except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Acquiring Fund’s investment program may be deemed to be an underwriting. Further, the Acquiring Fund may purchase securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Acquiring Fund without constituting an underwriting for purposes of this investment restriction. The Target Fund will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”), in selling portfolio securities. The Target Fund may, notwithstanding any other fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of the Target Fund.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Fund may not borrow money, except as permitted under the 1940 Act. With respect to this investment restriction, the 1940 Act currently allows the Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring

Fund may rely on an exemptive order from the SEC permitting it to borrow through an interfund lending program, subject to the conditions of the exemptive order. The Target Fund may not borrow money for any purpose.

Each Fund has a fundamental investment restriction limiting it from making loans, though the Acquiring Fund may lend to the extent permitted under the 1940 Act. The Acquiring Fund may not make loans to the extent prohibited by the 1940 Act. For purposes of this limitation, the Acquiring Fund entering into repurchase agreements, lending securities and acquiring any debt securities is not deemed to be the making of loans. With respect to this limitation, the 1940 Act and regulatory interpretations currently limit the percentage of the Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets. The Target Fund may not lend any security or make any other loan, except through: (i) the purchase of debt obligations in accordance with the Target Fund’s investment objective and policies; (ii) repurchase agreements with banks, brokers, dealers and other financial institutions; and (iii) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may enter into (i) futures, options and options on futures, (ii) forward contracts, and (iii) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities, except to the extent permitted under the 1940 Act. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Acquiring Fund has a fundamental investment restriction limiting it from purchasing securities on margin (except for short-term credit necessary for the clearance of transactions and margin payments in connection with options, futures and options on futures) or make short sales of securities. The Target Fund has no such fundamental investment restriction.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Bond Target Fund and CoreAlpha Bond Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) purchase or sell commodities; (ii) invest more than 25% of its total assets in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) lend securities; and (vii) issue senior securities.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act. The Acquiring Fund may not purchase securities of any issuer if, as a result, with respect to 75% of the Acquiring Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Acquiring Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies. The Target Fund has a fundamental investment restriction limiting the Target Fund’s ability to make investments inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting its ability to purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Acquiring Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Acquiring Fund’s investments in that industry would exceed 25% of the current value of the Acquiring Fund’s total assets, provided that this restriction does not limit the Acquiring Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements. The Target Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). For purposes of this limitation on investments of the Target Fund, these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Acquiring Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Acquiring Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Acquiring Fund does not constitute an underwriting for purposes of this investment restriction. The Target Fund will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the 1933 Act in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Fund may not borrow money, except to the extent permitted under the 1940 Act. The 1940 Act currently allows the Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. The Target Fund may not borrow money, except that, for temporary purposes: (a) the Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans, though each Fund’s exceptions differ. The Acquiring Fund may not make loans to other parties, except to the extent permitted under the 1940 Act. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans. The 1940 Act and regulatory interpretations currently limit the percentage of the Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets. The Target Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities except to the extent permitted under the 1940 Act. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located on Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) concentrate its investments in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) issue senior securities; (vii) purchase or sell commodities; and (viii) make loans.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Though each Fund has a fundamental investment restriction limiting its ability to concentrate its investments in a particular industry, each Fund’s exceptions differ. The Acquiring Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its custom benchmark index (a “Custom Benchmark”), the Acquiring Fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the Custom Benchmark that are in the industry represent more than 25% of the total assets of all companies included in the Custom Benchmark. The Target Fund will concentrate its investments in an industry or industries if, and approximately to the extent that, its benchmark index concentrates in such industry or industries, except where the concentration of the index is the result of a single stock. The Target Fund may, notwithstanding any other fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of the Target Fund.

Each Fund has a fundamental investment restriction limiting its ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein. The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities. The Funds may not underwrite securities of other issuers except insofar as the Acquiring Fund or the Target Trust, as applicable, may be deemed an underwriter for purposes of the 1933 Act, in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting its ability to borrow money, though the Acquiring Fund has certain exceptions. The Acquiring Fund may not borrow money, except that (i) the Acquiring Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. The Acquiring Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Acquiring Fund’s investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies. The Target Fund may not borrow money for any purpose.

Each Fund has a fundamental investment restriction limiting it from making loans, though each Fund’s exceptions differ. The Acquiring Fund may not make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that the Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Acquiring Fund’s Registration Statement, as it may be amended from time to time, and (iii) as may otherwise be permitted by an exemptive order issued to the Acquiring Fund by the SEC. The Target Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Acquiring Fund may do so in accordance with applicable law and the Acquiring Fund’s Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities to the extent such issuance would violate applicable law. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Acquiring Fund has a fundamental investment restriction prohibiting it from making investments for the purpose of exercising control or management. The Target Fund has no such fundamental investment restriction.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

International Index Target Fund and MSCI EAFE International Index Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) concentrate its investments in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) issue senior securities; (vii) purchase or sell commodities or commodity contracts; and (viii) make loans. The Acquiring Fund also has a fundamental investment restriction limiting its ability to make investments for the purpose of exercising control or management.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Though each Fund has a fundamental investment restriction limiting its ability to concentrate its investments in a particular industry, each Fund’s exceptions differ. The Acquiring Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, the Acquiring Fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index. For purposes of this investment restriction, the Acquiring Fund uses the classifications and sub-classifications of MSCI, Inc. as a guide to identify industries. The Target Fund will concentrate its investments in an industry or industries if, and approximately to the extent that, its benchmark index concentrates in such industry or industries, except where the concentration of the index is the result of a single stock.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein. The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities. The Acquiring Fund may not underwrite securities of other issuers except insofar as the Acquiring Fund technically may be deemed an underwriter under the 1933 Act in selling portfolio securities. The Target Fund will not underwrite securities of other issuers except insofar as the Target Fund may be deemed to be an underwriter for purposes of the 1933 Act in selling portfolio securities. The Target Fund may, notwithstanding any other fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of the Target Fund.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though the Acquiring Fund has certain exceptions. The Acquiring Fund may not borrow money, except that (i) the Acquiring Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. The Acquiring Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Acquiring Fund’s investment policies as set forth in its registration statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through an interfund lending program, subject to the conditions of the exemptive order. The Target Fund may not borrow money for any purpose.

Each Fund has a fundamental investment restriction limiting it from making loans, though each Fund’s exceptions differ. The Acquiring Fund may not make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that the Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Acquiring Fund’s registration statement, as it may be amended from time to time, and (iii) as may otherwise be permitted by an exemptive order issued to the Acquiring Fund by the SEC. The Target Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities or commodity contracts, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Acquiring Fund may do so in accordance with applicable law and the Acquiring Fund’s registration statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities to the extent such issuance would violate applicable law. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Acquiring Fund has a fundamental investment restriction limiting it from making investments for the purpose of exercising control or management. The Target Fund has no such fundamental investment restriction.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust and the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Equity Target Fund and Advantage Large Cap Core Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) invest more than 25% of its total assets in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) lend securities; (vii) issue senior securities; and (viii) purchase or sell commodities or contracts on commodities.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). The Acquiring Fund may not invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). The Target Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). For purposes of this limitation on investments of the Target Fund, these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein, or issued by companies that invest in real estate or interests therein. The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities. The Funds may not underwrite securities of other issuers except insofar as the Acquiring Fund or the Target Trust, as applicable, may be deemed an underwriter for purposes of the 1933 Act, in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting it from borrowing money. The Acquiring Fund may not borrow money, except that (i) the Acquiring Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this limitation on investments of the Acquiring Fund, the Acquiring Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by the Acquiring Fund’s investment policies as set forth in the Acquiring Fund’s prospectus and statement of additional information, as each may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through an interfund lending program, subject to the conditions of the exemptive order. The Target Fund may not borrow money, except that, for temporary purposes: (a) the Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of borrowing; (b) the Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans. The Acquiring Fund may not make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Acquiring Fund’s prospectus and statement of additional information, each as may be amended from time to time. The Target Fund may not lend any security or make any other loan, except through (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Acquiring Fund may do so in accordance with applicable law and the Acquiring Fund’s prospectus and statement of additional information, as each may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities except to the extent such issuance would violate applicable law. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions (the “1940 Act”); (ii) invest more than 25% of its total assets in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) lend securities; (vii) issue senior securities; and (viii) purchase or sell commodities or contracts on commodities.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act. The fundamental restriction for the Acquiring Fund specifically notes that the Acquiring Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of its total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer, or the Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not apply for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities of other investment companies. With respect to the remaining 25% of the Acquiring Fund’s total assets, the Acquiring Fund can invest more than 5% of its assets in one issuer. The Target Fund has a fundamental investment restriction limiting the Target Fund’s ability to make investments inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to invest more than 25% of its assets in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). The Acquiring Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act. The 1940 Act does not define what constitutes concentration in an industry. The SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. This investment policy of the Acquiring Fund will be interpreted to refer to concentration as that term may be interpreted from time to time. This investment policy of the Acquiring Fund will also be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment of the Acquiring Fund in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Acquiring Fund’s industry classifications, the Acquiring Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Acquiring Fund management. This investment policy of the Acquiring Fund also will be interpreted to give broad authority to the Acquiring Fund as to how to classify issuers within or among industries. The Target Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). For purposes of this limitation on investments of the Target Fund, these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or hold real estate, except that the Acquiring Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Acquiring Fund may purchase and hold real estate as a result of the ownership of securities or other instruments. The Target Fund may not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Acquiring Fund may be deemed to be an underwriting or as otherwise permitted by applicable law. For purposes of this investment restriction of the Acquiring Fund, the 1940 Act does not prohibit the Acquiring Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits the Acquiring Fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Acquiring Fund’s underwriting commitments, when added to the value of the Acquiring Fund’s investments in issuers where the Acquiring Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause the Acquiring Fund to be engaged in the business of underwriting, this investment restriction of the Acquiring Fund will be interpreted not to prevent the Acquiring Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Acquiring Fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law. The Target Fund will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the 1933 Act in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Fund may not borrow money, except as permitted under the 1940 Act. With respect to this investment restriction, the 1940 Act currently allows the Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through an interfund lending program, subject to the conditions of the exemptive order. The Target Fund may not borrow money, except that, for temporary purposes, the Target Fund: (a) may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) to the extent permitted by applicable law, may borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans, though the Acquiring Fund may lend to the extent permitted under the 1940 Act. The Acquiring Fund may not make loans to the extent prohibited by the 1940 Act. With respect to this investment restriction, the 1940 Act does not prohibit the Acquiring Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans. The Target Fund may not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities or commodity contracts, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodities to the extent prohibited under the 1940 Act. The Target Fund may not purchase or sell commodities or commodity contracts, except that the Target Fund may enter into (i) futures, options and options on futures, (ii) forward contracts and (iii) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities to the extent such issuance would violate the 1940 Act. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

International Equity Target Fund and Advantage International Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) invest more than 25% of its total assets in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) lend securities; (vii) issue senior securities; and (viii) purchase or sell commodity contracts.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act. The fundamental restriction for the Acquiring Fund specifically notes that each Acquiring Fund may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Acquiring Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Acquiring Fund or the Acquiring Trust, except that up to 25% of the value of the Acquiring Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this investment restriction of the Acquiring Fund, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Acquiring Fund, does not exceed 10% of the value of the Acquiring Fund’s total assets. The Target Fund has a fundamental investment restriction limiting the Target Fund’s ability to make investments inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting its ability to purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Acquiring Fund may not purchase any securities which would cause 25% or more of the value of the Acquiring Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The Target Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). For purposes of this limitation on investments of the Target Fund, these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or sell real estate, except that the Acquiring Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate. The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Fund may not act as an underwriter of securities within the meaning of the 1933 Act, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Acquiring Fund’s investment objective, policies and limitations may be deemed to be underwriting. The Target Fund will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the 1933 Act in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities, borrow money or pledge its assets, except that the Acquiring Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Acquiring Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through an interfund lending program. The Target Fund may not borrow money, except that, for temporary purposes: (a) the Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans, though the Acquiring Fund may lend to the extent permitted under the 1940 Act. The Acquiring Fund may not make loans, except that the Acquiring Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities. The Target Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with a Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Acquiring Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options. The Acquiring Fund may not purchase or sell commodities except that the Acquiring Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options. The Target Fund may not purchase or sell commodities or commodity contracts, except that a Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Target Fund may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

The Acquiring Fund has a fundamental investment restriction limiting it from purchasing securities on margin, making short sales of securities or maintain a short position, except that (a) this investment limitation does not apply to the Acquiring Fund’s transactions in futures contracts and related options or the Acquiring Fund’s sale of securities short against the box, and (b) the Acquiring Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Target Fund has no such fundamental investment restriction.

The Acquiring Fund has a fundamental investment restriction limiting it from acquiring any other any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act. The Target Fund has no such fundamental investment restriction.

The Acquiring Fund has a fundamental investment restriction limiting it from purchasing securities of companies for the purpose of exercising control. The Target Fund has no such fundamental investment restriction.

The Acquiring Fund has a fundamental investment restriction limiting it from writing or selling put options, call options, straddles, spreads, currencies or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts. The Target Fund has no such fundamental investment restriction.

The Target Fund has adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the Target Board without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction with certain exceptions limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) purchase real estate; (iii) underwrite securities; (iv) borrow money; (v) lend securities; (vi) issue senior securities and (vii) purchase commodities.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. The Acquiring Fund may not purchase or hold real estate, except the Acquiring Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Acquiring Fund may purchase and hold real estate as a result of the ownership of securities or other instruments. The Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction of the Target Fund, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Acquiring Fund may be deemed to be an underwriting or as otherwise permitted by applicable law. The Target Fund will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the 1933 Act in selling portfolio securities.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Fund may not borrow money, except to the extent permitted under the 1940 Act. The 1940 Act currently allows the Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring Fund may rely on an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. The Acquiring Fund may not borrow money, except to the extent permitted under the 1940 Act. The Target Fund may not borrow money, except that, for temporary purposes: (a) the Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans, though each Fund’s exceptions differ. The Acquiring Fund may not make loans to the extent prohibited by the 1940 Act. The Target Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Fund may not purchase or sell commodity contracts, except as permitted by the 1940 Act. The Target Fund will not purchase or sell commodities or commodity contracts, except that a Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Fund may not issue senior securities except to the extent permitted under the 1940 Act. The Target Fund will not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts give rise to a senior security.

The Target Fund has a fundamental restriction limiting it from investing in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements. The Acquiring Fund does not have a restriction regarding municipal securities.

The Target Fund has a fundamental investment policy to (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt. The Acquiring Fund has no such fundamental investment restriction.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Performance Information

Target Funds

The following bar charts and tables illustrate the risks of investing in the Target Funds. The bar charts show changes in each Target Fund’s returns year to year. The information in each bar chart relates to Premier Shares. Sales charges or loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The tables compare each Target Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Target Fund returns over the periods listed. The Target Funds’ past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for each Target Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Premier Shares

ANNUAL TOTAL RETURNS

S&P 500 Index Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.64% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm S&P 500 Index Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	15.35%	13.86%	7.21%
Return After Taxes on Distributions	14.66%	13.39%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	9.26%	11.08%	5.79%
State Farm S&P 500 Index Fund—Legacy Class B Shares Return Before Taxes	18.15%	14.38%	7.40%
State Farm S&P 500 Index Fund—Class A Shares Return Before Taxes	15.14%	13.84%	7.19%
State Farm S&P 500 Index Fund—Class B Shares Return Before Taxes	16.02%	14.07%	7.16%
State Farm S&P 500 Index Fund—Class R-1 Shares	21.14%	14.68%	7.41%
State Farm S&P 500 Index Fund—Class R-2 Shares	21.15%	14.88%	7.62%
State Farm S&P 500 Index Fund—Class R-3 Shares	21.31%	15.16%	7.92%
State Farm S&P 500 Index Fund—Institutional Shares Return Before Taxes	21.34%	15.25%	8.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Premier Shares

ANNUAL TOTAL RETURNS

Bond Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.05% (quarter ended September 30, 2011) and the lowest return for a quarter was -3.50% (quarter ended June 30, 2013).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm Bond Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	(0.25)%	1.06%	3.45%
Return After Taxes on Distributions	(1.42)%	(0.07)%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	0.31%	2.18%
State Farm Bond Fund—Legacy Class B Shares Return Before Taxes	(0.24)%	0.91%	3.45%
State Farm Bond Fund—Class A Shares Return Before Taxes	(0.26)%	1.05%	3.44%
State Farm Bond Fund—Class B Shares Return Before Taxes	(0.24)%	0.91%	3.44%
State Farm Bond Fund—Class R-1 Shares	2.72%	1.37%	3.45%
State Farm Bond Fund—Class R-2 Shares	2.68%	1.52%	3.63%
State Farm Bond Fund—Class R-3 Shares	2.85%	1.78%	3.93%
State Farm Bond Fund—Institutional Shares Return Before Taxes	2.92%	1.85%	4.00%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Premier Shares

ANNUAL TOTAL RETURNS

Small Cap Index Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 20.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.25% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm Small Cap Index Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	8.51%	12.11%	7.24%
Return After Taxes on Distributions	6.82%	10.69%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.03%	9.47%	5.70%
State Farm Small Cap Index Fund—Legacy Class B Shares Return Before Taxes	11.01%	12.59%	7.46%
State Farm Small Cap Index Fund—Class A Shares Return Before Taxes	8.36%	12.06%	7.21%
State Farm Small Cap Index Fund—Class B Shares Return Before Taxes	9.00%	12.42%	7.26%
State Farm Small Cap Index Fund—Class R-1 Shares	14.00%	12.91%	7.46%
State Farm Small Cap Index Fund—Class R-2 Shares	14.02%	13.10%	7.64%
State Farm Small Cap Index Fund—Class R-3 Shares	14.10%	13.38%	7.96%
State Farm Small Cap Index Fund—Institutional Shares Return Before Taxes	14.18%	13.45%	8.03%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

Premier Shares

ANNUAL TOTAL RETURNS

International Index Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 25.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.25% (quarter ended September 30, 2011).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm International Index Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	18.79%	5.74%	0.57%
Return After Taxes on Distributions	18.25%	5.34%	0.31%
Return After Taxes on Distributions and Sale of Fund Shares	11.36%	4.57%	0.57%
State Farm International Index Fund—Legacy Class B Shares Return Before Taxes	21.87%	6.11%	0.77%
State Farm International Index Fund—Class A Shares Return Before Taxes	18.72%	5.70%	0.58%
State Farm International Index Fund—Class B Shares Return Before Taxes	19.77%	5.89%	0.57%
State Farm International Index Fund—Class R-1 Shares	24.80%	6.47%	0.77%
State Farm International Index Fund—Class R-2 Shares	24.87%	6.67%	0.96%
State Farm International Index Fund—Class R-3 Shares	24.98%	6.93%	1.24%
State Farm International Index Fund—Institutional Shares Return Before Taxes	25.04%	7.00%	1.31%
EAFE Free Index (reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	1.94%

Premier Shares

ANNUAL TOTAL RETURNS

Equity Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.22% (quarter ended March 31, 2012) and the lowest return for a quarter was -24.19% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm Equity Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	17.78%	14.28%	5.99%
Return After Taxes on Distributions	15.62%	13.09%	5.36%
Return After Taxes on Distributions and Sale of Fund Shares	11.51%	11.32%	4.72%
State Farm Equity Fund—Legacy Class B Shares Return Before Taxes	20.74%	14.80%	6.22%
State Farm Equity Fund—Class A Shares Return Before Taxes	17.67%	14.29%	5.98%
State Farm Equity Fund—Class B Shares Return Before Taxes	18.72%	14.52%	6.02%
State Farm Equity Fund—Class R-1 Shares	23.77%	15.11%	6.21%
State Farm Equity Fund—Class R-2 Shares	23.75%	15.30%	6.39%
State Farm Equity Fund—Class R-3 Shares	23.92%	15.58%	6.69%
State Farm Equity Fund—Institutional Shares Return Before Taxes	23.94%	15.66%	6.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Premier Shares

ANNUAL TOTAL RETURNS1

Small/Mid Cap Equity Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.77% (quarter ended June 30, 2009) and the lowest return for a quarter was -29.67% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm Small/Mid Cap Equity Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	6.11%	9.66%	4.41%
Return After Taxes on Distributions	2.46%	7.56%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	5.39%	7.35%	3.35%
State Farm Small/Mid Cap Equity Fund—Legacy Class B Shares Return Before Taxes	8.45%	10.11%	4.63%
State Farm Small/Mid Cap Equity Fund—Class A Shares Return Before Taxes	6.11%	9.64%	4.39%
State Farm Small/Mid Cap Equity Fund—Class B Shares Return Before Taxes	6.45%	9.92%	4.47%
State Farm Small/Mid Cap Equity Fund—Class R-1 Shares	11.46%	10.46%	4.62%
State Farm Small/Mid Cap Equity Fund—Class R-2 Shares	11.54%	10.63%	4.80%
State Farm Small/Mid Cap Equity Fund—Class R-3 Shares	11.57%	10.93%	5.10%
State Farm Small/Mid Cap Equity Fund—Institutional Shares Return Before Taxes	11.71%	11.02%	5.18%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	16.81%	14.33%	9.22%

[1]

Prior to May 1, 2017, the portion of the Small/Mid Cap Equity Target Fund’s assets invested in the iShares Core S&P Mid-Cap ETF were invested directly in equity securities pursuant to a different investment strategy. The returns in the bar chart and table below show how the Small/Mid Cap Equity Target Fund performed using the previous investment strategy.

Premier Shares

ANNUAL TOTAL RETURNS

International Equity Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 25.34% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.62% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm International Equity Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	27.06%	5.65%	0.79%
Return After Taxes on Distributions	26.39%	5.54%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	16.03%	4.51%	0.71%
State Farm International Equity Fund—Legacy Class B Shares Return Before Taxes	30.59%	6.03%	0.96%
State Farm International Equity Fund—Class A Shares Return Before Taxes	27.05%	5.62%	0.76%
State Farm International Equity Fund—Class B Shares Return Before Taxes	28.46%	5.86%	0.80%
State Farm International Equity Fund—Class R-1 Shares	33.53%	6.41%	0.98%
State Farm International Equity Fund—Class R-2 Shares	33.56%	6.59%	1.17%
State Farm International Equity Fund—Class R-3 Shares	33.70%	6.85%	1.44%
State Farm International Equity Fund—Institutional Shares Return Before Taxes	33.79%	6.93%	1.53%
MSCI ACWI ex. U.S. Index (reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	1.84%

Premier Shares

ANNUAL TOTAL RETURNS

Tax Advantaged Bond Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.53% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.37% (quarter ended December 31, 2010).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm Tax Advantaged Bond Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	0.72%	1.78%	3.75%
Return After Taxes on Distributions	0.72%	1.78%	3.73%
Return After Taxes on Distributions and Sale of Fund Shares	1.54%	1.95%	3.61%
State Farm Tax Advantaged Bond Fund—Legacy Class B Shares Return Before Taxes	0.58%	1.65%	3.72%
State Farm Tax Advantaged Bond Fund—Class A Shares Return Before Taxes	0.59%	1.73%	3.72%
State Farm Tax Advantaged Bond Fund—Class B Shares Return Before Taxes	0.58%	1.62%	3.72%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%

After-tax returns for each Target Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Target Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Target Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Target Fund shares, which is factored into the result. The after-tax returns are shown for Premier Shares only, and the after-tax returns for Class A, Class B, Legacy Class B, Class R-1, Class R-2, Class R-3 and Institutional Shares will vary.

Acquiring Funds

S&P 500 Index Acquiring Fund

The information shows how the S&P 500 Index Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in the S&P 500 Index Acquiring Fund. Investor P Shares do

not have a performance history as of the date of this Combined Prospectus/Proxy Statement. As a result, the table gives you a picture of the long-term performance for Investor A Shares of the S&P 500 Index Acquiring Fund. The actual returns of Investor P Shares would have been lower than those of the Investor A Shares because Investor P Shares have a sales charge and Investor A Shares do not.

Investor A Shares and Institutional Shares of the S&P 500 Index Acquiring Fund commenced operations on April 10, 2013. As a result, the returns in the chart for Investor A Shares and the average annual total return table for Investor A Shares and Institutional Shares, prior to their commencement of operations on April 10, 2013, are based on the S&P 500 Index Acquiring Fund’s Class K Shares, which are offered in a separate prospectus, adjusted to reflect the fees and expenses applicable to Investor A Shares and Institutional Shares. The average annual total return table compares the S&P 500 Index Acquiring Fund’s performance to that of the S&P 500 Index. To the extent that dividends and distributions have been paid by the S&P 500 Index Acquiring Fund, the performance information of the S&P 500 Index Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BFA and its affiliates had not waived or reimbursed certain S&P 500 Index Acquiring Fund expenses during these periods, the S&P 500 Index Acquiring Fund’s returns would have been lower. Updated information on the S&P 500 Index Acquiring Fund’s performance, including its current NAV, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

S&P 500 Index Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.86% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.88% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
iShares S&P 500 Index Fund—Investor A Shares
Return Before Taxes	21.38%	15.34%	8.07%
Return After Taxes on Distributions	20.86%	14.82%	7.63%
Return After Taxes on Distributions and Sale of Fund Shares	12.48%	12.28%	6.47%
iShares S&P 500 Index Fund—Institutional Shares Return Before Taxes	21.68%	15.63%	8.34%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

CoreAlpha Bond Acquiring Fund

The CoreAlpha Bond Acquiring Fund has not commenced operations as of the date of this Combined Prospectus/Proxy Statement. The returns presented for the CoreAlpha Bond Acquiring Fund reflect the performance of the CoreAlpha Bond Predecessor Fund. The Registrant Reorganization would result in the CoreAlpha Bond Predecessor Fund effectively becoming a series of BlackRock Funds VI, a new BlackRock fund registrant. The Registrant Reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

It is expected that the BlackRock CoreAlpha Bond Predecessor Fund will be the predecessor to the CoreAlpha Bond Acquiring Fund pursuant to the Registrant Reorganization. The CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio. As a result of the proposed Registrant Reorganization, the CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will adopt the performance and financial history of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio, respectively. The Registrant Reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

The information shows you how the CoreAlpha Bond Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the CoreAlpha Bond Acquiring Fund. Institutional Shares commenced operations on February 28, 2011 and Investor A Shares commenced operations on April 30, 2012 As a result, for periods prior to February 28, 2011 for Institutional Shares and April 30, 2012 for Investor A Shares, the chart and table are based on the performance of the CoreAlpha Bond Predecessor Master Portfolio in which the CoreAlpha Bond Predecessor Fund invested all of its assets, adjusted to reflect the fees and expenses of each respective share class of the CoreAlpha Bond Predecessor Fund. The table compares the CoreAlpha Bond Predecessor Fund’s performance to that of the Bloomberg Barclays U.S. Aggregate Bond Index. To the extent that dividends and distributions have been paid by the CoreAlpha Bond Predecessor Fund, the performance information for the CoreAlpha Bond Predecessor Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BAL and its affiliates had not waived or reimbursed certain CoreAlpha Bond Predecessor Master Portfolio and/or CoreAlpha Bond Predecessor Fund expenses during these periods, the CoreAlpha Bond Predecessor Master Portfolio’s/CoreAlpha Bond Predecessor Fund’s returns would have been lower. Updated information on the CoreAlpha Bond Predecessor Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Institutional Shares

ANNUAL TOTAL RETURNS

CoreAlpha Bond Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.78% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.22% (quarter ended December 31, 2016).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock CoreAlpha Bond Fund—Institutional Shares
Return Before Taxes	4.19%	2.16%	4.53%
Return After Taxes on Distributions	3.09%	1.01%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	1.14%	3.24%
BlackRock CoreAlpha Bond Fund—Investor A Shares Return Before Taxes	(0.33)%	0.98%	3.76%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Russell 2000 Small-Cap Index Acquiring Fund

The information shows how the Russell 2000 Small-Cap Index Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in the Russell 2000 Small-Cap Index Acquiring Fund. Investor P Shares do not have a performance history as of the date of this Combined Prospectus/Proxy Statement. As a result, the table gives you a picture of the long-term performance for Investor A Shares of the Russell 2000 Small-Cap Index Acquiring Fund. The actual returns of Investor P Shares would have been lower than those of the Investor A Shares because Investor P Shares have a sales charge and Investor A Shares do not.

The table compares the Russell 2000 Small-Cap Index Acquiring Fund’s performance to that of the Russell 2000. To the extent that dividends and distributions have been paid by the Russell 2000 Small-Cap Index Acquiring Fund, the performance information for the Russell 2000 Small-Cap Index Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BAL and its affiliates had not waived or reimbursed certain Russell 2000 Small-Cap Index Acquiring Fund expenses during these periods, the Russell 2000 Small-Cap Index Acquiring Fund’s returns would have been lower. Updated information on the Russell 2000 Small-Cap Index Acquiring Fund’s performance, including its current NAV, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Russell 2000 Small-Cap Index Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 20.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.31% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
iShares Russell 2000 Small-Cap Index Fund—Investor A Shares
Return Before Taxes	14.35%	13.86%	8.31%
Return After Taxes on Distributions	13.37%	12.52%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.58%	10.80%	6.40%
iShares Russell 2000 Small-Cap Index Fund—Institutional Shares Return Before Taxes	14.55%	14.14%	8.57%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
MSCI EAFE International Index Acquiring Fund

The information shows how the MSCI EAFE International Index Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in the MSCI EAFE International Index Acquiring Fund. Investor P Shares do not have a performance history as of the date of this Combined Prospectus/Proxy Statement. As a result, the table gives you a picture of the long-term performance for Investor A Shares of the MSCI EAFE International Index Acquiring Fund. The actual returns of Investor P Shares would have been lower than those of the Investor A Shares because Investor P Shares have a sales charge and Investor A Shares do not.

The table compares the MSCI EAFE International Index Acquiring Fund’s performance to that of the MSCI EAFE Index. To the extent that dividends and distributions have been paid by the MSCI EAFE International Index Acquiring Fund, the performance information for the MSCI EAFE International Index Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BAL and its affiliates had not waived or reimbursed certain MSCI EAFE International Index Acquiring Fund expenses during these periods, the MSCI EAFE International Index Acquiring Fund’s returns would have been lower. Updated information on the MSCI EAFE International Index Acquiring Fund’s performance, including its current NAV, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

MSCI EAFE International Index Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 25.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.18% (quarter ended September 30, 2011).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
iShares MSCI EAFE International Index Fund—Investor A Shares
Return Before Taxes	24.84%	7.12%	1.39%
Return After Taxes on Distributions	24.24%	6.78%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares	14.64%	5.67%	0.85%
iShares MSCI EAFE International Index Fund—Institutional Shares Return Before Taxes	25.24%	7.41%	1.66%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	1.94%

Advantage Large Cap Core Acquiring Fund

Effective June 12, 2017, the Advantage Large Cap Core Acquiring Fund changed its name, investment process and investment strategies. Performance for the periods shown below is based on the investment process and investment strategies utilized by the Advantage Large Cap Core Acquiring Fund prior to June 12, 2017 under the name “BlackRock Large Cap Core Fund.” The information shows you how the Advantage Large Cap Core Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in the Advantage Large Cap Core Acquiring Fund. The table compares the Advantage Large Cap Core Acquiring Fund’s performance to that of the Russell 1000® Index. To the extent that dividends and distributions have been paid by the Advantage Large Cap Core Acquiring Fund, the performance information for the Advantage Large Cap Core Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Advantage Large Cap Core Acquiring Fund expenses during these periods, the Advantage Large Cap Core Acquiring Fund’s returns would have been lower. Updated information on the Advantage Large Cap Core Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS1

Advantage Large Cap Core Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.98% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.23% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2018 was 3.35%.

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
BlackRock Advantage Large Cap Core Fund—Investor A Shares
Return Before Taxes	15.34%	13.61%	6.10%
Return After Taxes on Distributions	7.24%	11.45%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares	14.60%	10.75%	4.74%
BlackRock Advantage Large Cap Core Fund—Institutional Shares Return Before Taxes	22.10%	15.16%	6.93%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	8.59%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

Advantage Small Cap Core Acquiring Fund

The information shows you how the Advantage Small Cap Core Acquiring Fund’s performance has varied for the periods since inception and provides some indication of the risks of investing in the Advantage Small Cap Core Acquiring Fund. The table compares the Advantage Small Cap Core Acquiring Fund’s performance to that of the Russell 2000. To the extent that dividends and distributions have been paid by the Advantage Small Cap Core Acquiring Fund, the performance information of the Advantage Small Cap Core Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BAL and its affiliates had not waived or reimbursed certain Advantage Small Cap Core Acquiring Fund expenses during these periods, the Advantage Small Cap Core Acquiring Fund’s returns would have been lower. Updated information on the Advantage Small Cap Core Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Advantage Small Cap Core Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 10.50% (quarter ended December 31, 2016) and the lowest return for a quarter was -7.56% (quarter ended September 30, 2015). The year-to-date return as of June 30, 2018 was 9.79%.

As of 12/31/17 Average Annual Total Returns	1 Year	Since Inception (March 14, 2013)
BlackRock Advantage Small Cap Core Fund—Investor A Shares
Return Before Taxes	4.72%	10.88%
Return After Taxes on Distributions	3.74%	8.97%
Return After Taxes on Distributions and Sale of Fund Shares	2.88%	7.78%
BlackRock Advantage Small Cap Core Fund—Institutional Shares Return Before Taxes	10.79%	12.42%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	14.65%	11.99%

Advantage International Acquiring Fund

Effective June 12, 2017, the Advantage International Acquiring Fund changed its name, investment process and investment strategies. Performance for the periods shown below is based on the investment process and investment strategies utilized by the Advantage International Acquiring Fund prior to June 12, 2017 under the name “BlackRock Global Opportunities Portfolio.” The information shows you how the Advantage International Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in the Advantage International Acquiring Fund. The table compares the Advantage International Acquiring Fund’s performance to that of the MSCI EAFE Index and the MSCI All Country World Index. Effective as of June 12, 2017, in connection with the change of the investment strategies of the Advantage International Acquiring Fund, the Advantage International Acquiring Fund added the MSCI EAFE Index as the performance benchmark against which the Advantage International Acquiring Fund measures its performance and removed the MSCI All Country World Index as the performance benchmark against which the Advantage International Acquiring Fund measures its performance. To the extent that dividends and distributions have been paid by the Advantage International Acquiring Fund, the performance information for the Advantage International Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BAL and its affiliates had not waived or reimbursed certain Advantage International Acquiring Fund expenses during these periods, the Advantage International Acquiring Fund’s returns would have been lower. Updated information on the Advantage International Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Advantage International Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 24.03% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.57% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2018 was -2.45%.

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Advantage International Fund—Investor A Shares
Return Before Taxes	17.27%	8.47%	3.21%
Return After Taxes on Distributions	17.19%	8.26%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	9.99%	6.67%	2.52%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	1.94%
MSCI All Country World Index (Reflects no deduction for fees, expenses or taxes)	23.97%	10.80%	4.65%

After-tax returns for the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only for the S&P 500 Index Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large

Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, and the after-tax returns for Institutional Shares for those Funds, if applicable, will vary. After-tax returns are shown for Institutional Shares only for the CoreAlpha Bond Acquiring Fund, and the after-tax returns for Investor A Shares for those Funds, if applicable, will vary.

Municipal Bond Index Acquiring Fund

Because the Municipal Bond Index Acquiring Fund does not have a full year of operations as of the date of this Combined Prospectus/Proxy Statement, it does not have performance information an investor would find useful in evaluating the risks of investing in the Municipal Bond Index Acquiring Fund. The Municipal Bond Index Acquiring Fund’s benchmark is the ICE BofAML US Municipal Securities Index.

Updated information on each Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Additional Information

Combined Funds. Each Acquiring Fund, other than the Municipal Bond Index Acquiring Fund, is deemed to be the “accounting survivor” in connection with the applicable Reorganization. The Tax Advantaged Bond Target Fund is deemed to be the “accounting survivor” in connection with its Reorganization.

Master/Feeder Structure

Certain of the Acquiring Funds do not have their own investment adviser. Instead, S&P 500 Index Acquiring Fund, CoreAlpha Bond Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund and Advantage Large Cap Core Acquiring Fund invests all of its assets in a corresponding Acquiring Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the applicable Acquiring Fund. BFA serves as investment adviser to S&P 500 Index Acquiring Master Portfolio and BAL serves as investment adviser to CoreAlpha Bond Acquiring Master Portfolio, Russell 2000 Small-Cap Index Acquiring Master Portfolio and Advantage Large Cap Core Acquiring Master Portfolio. The Acquiring Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Acquiring Master Portfolios and, therefore, these Acquiring Funds.

Feeder Fund Expenses

Feeder funds, including S&P 500 Index Acquiring Fund, CoreAlpha Bond Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund and Advantage Large Cap Core Acquiring Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights

Under the master/feeder structure, an Acquiring Board retains the right to withdraw an Acquiring Fund’s assets from its Acquiring Master Portfolio if it believes doing so is in the best interests of the Acquiring Fund’s shareholders. If an Acquiring Board decides to withdraw an Acquiring Fund’s assets, it would then consider whether the Acquiring Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Management of the Funds

SFIMC, located at One State Farm Plaza, Bloomington, Illinois 61710-0001, serves as the investment adviser, transfer agent and dividend disbursing agent for each of the Target Funds and other mutual funds in the SFIMC family of mutual funds. Subject to the supervision of the Target Board, SFIMC is responsible for providing investment advisory and administrative services to the Target Funds, overseeing the day-to-day operations and business affairs of the Target Trust, and monitoring the performance of the sub-advisers to the Target Funds. SFIMC is wholly-owned by SFMAIC. SFIMC has been providing investment advisory, administrative and transfer agency services to registered investment companies since 1967. As of June 30, 2018, SFIMC had $23.000 billion of assets under management.

BFA, located at 400 Howard Street, San Francisco, California 94105, serves as the investment sub-adviser to the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund and as such makes investment decisions for these Funds, subject to the oversight of SFIMC and the Target Board. SFIMC pays BFA for its services with the investment advisory and management services fee SFIMC receives from these Funds.

Bridgeway, located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046, and Westwood, located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, are the co-investment sub-advisers to the Equity Target Fund. Bridgeway was formed in 1993, and Westwood was founded in 1983. As of June 30, 2018, Bridgeway had approximately $9.957 billion in firm assets under management. As of June 30, 2018, Westwood had approximately $21.6 billion in assets under management. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Target Fund, subject to the oversight of SFIMC and the Target Board. SFIMC pays Bridgeway and Westwood for their services with the investment advisory and management fees SFIMC receives from the Equity Target Fund.

Bridgeway is an investment sub-adviser to a portion of the Small/Mid Cap Equity Target Fund. As investment sub-adviser, Bridgeway makes investment decisions for a portion of the Small/Mid Cap Equity Target Fund, subject to the oversight of SFIMC and the Target Board. SFIMC pays Bridgeway for its services with the investment advisory and management fees SFIMC receives from the Small/Mid Cap Equity Target Fund.

Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, and Northern Cross, located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110, are the co-investment sub-advisers to the International Equity Target Fund. Marsico was organized in 1997, and Northern Cross was founded in 2003. As of June 30, 2018, Marsico had approximately $3.32 billion in assets under management. As of June 30, 2018, Northern Cross had approximately $25.3 billion in assets under management. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Target Fund, subject to the oversight of SFIMC and the Target Board. SFIMC pays Marsico and Northern Cross for their services with the investment advisory and management fees SFIMC receives from the International Equity Target Fund.

BFA also serves as investment adviser to S&P 500 Index Acquiring Master Portfolio and the Municipal Bond Index Acquiring Fund. Along with certain affiliates, BFA serves as investment adviser to the underlying funds of S&P 500 Index Acquiring Master Portfolio.

As investment adviser to S&P 500 Index Acquiring Master Portfolio, BFA manages the investment of the S&P 500 Index Acquiring Master Portfolio’s assets and provides the S&P 500 Index Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees (the “MIP Board”).

As investment adviser to Municipal Bond Index Acquiring Fund, BFA manages the Municipal Bond Index Acquiring Fund’s investments and its business operations subject to the oversight of the Board. While BFA is ultimately responsible for the management of the Municipal Bond Index Acquiring Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

BAL, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as the investment adviser to the CoreAlpha Bond Acquiring Master Portfolio, the Russell 2000 Small-Cap Index Acquiring Master Series, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Master Portfolio, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund.

As investment adviser to the CoreAlpha Bond Acquiring Master Portfolio, BAL manages the investment of the CoreAlpha Bond Acquiring Master Portfolio’s assets and provides the CoreAlpha Bond Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP II’s Board of Trustees (the “MIP II Board”).

As investment adviser to the Russell 2000 Small-Cap Index Acquiring Master Series and the MSCI EAFE International Index Acquiring Fund, BAL manages the investments and business operations of the Russell 2000 Small-Cap Index Acquiring Master Series and the MSCI EAFE International Index Acquiring Fund, subject to the oversight of QMS’s and BlackRock Index Funds, Inc.’s Board of Directors, as applicable. While BAL is ultimately responsible for the management of the Russell 2000 Small-Cap Index Acquiring Master Series and the MSCI EAFE International Index Acquiring Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

As investment adviser to the Advantage Large Cap Core Acquiring Master Portfolio, BAL manages the investments and business operations of the Advantage Large Cap Core Acquiring Master Portfolio subject to the oversight of the Board of Directors of the Master Large Cap Series LLC (the “Master Large Cap Series LLC Board”). While BAL is ultimately responsible for the management of the Advantage Large Cap Core Acquiring Master Portfolio, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

As investment adviser to the Advantage Small Cap Core Acquiring Fund, BAL manages the Advantage Small Cap Core Acquiring Fund’s investments and its business operations subject to the oversight of the Board of Trustees of BlackRock FundsSM (the “BlackRock FundsSM Board”). While BAL is ultimately responsible for the management of the Advantage Small Cap Core Acquiring Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

As investment adviser to the Advantage International Acquiring Fund, BAL manages the Advantage International Acquiring Fund’s investments and its business operations subject to the oversight of the BlackRock FundsSM Board. While BAL is ultimately responsible for the management of the Advantage International Acquiring Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

BFA also serves as sub-adviser to the CoreAlpha Bond Acquiring Master Portfolio, the Russell 2000 Small-Cap Index Acquiring Master Series and the MSCI EAFE International Index Acquiring Fund. BIL, located at Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, United Kingdom, also serves as sub-adviser to the CoreAlpha Bond Acquiring Master Portfolio.

As investment sub-advisers to CoreAlpha Bond Acquiring Master Portfolio, each of BIL and BFA acts as sub-adviser for a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Pursuant to each of the sub-advisory agreements entered into by BAL with each of BIL and BFA, BAL pays each of BIL and BFA for services it provides a fee equal to a percentage of the management fee paid to BAL with respect to that portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Each of BIL and BFA is responsible for the day-to-day management of a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio.

As an investment sub-adviser to the Russell 2000 Small-Cap Index Acquiring Master Series and MSCI EAFE International Index Acquiring Fund, BAL pays BFA for services it provides under each of the sub-advisory agreements entered into by BAL with BFA with respect to Russell 2000 Small-Cap Index Acquiring Master Series and MSCI EAFE International Index Acquiring Fund, a fee equal to a percentage of the management fee paid to BAL under the applicable management agreement. BFA is responsible for the day-to-day management of Russell 2000 Small-Cap Index Acquiring Master Series’ and MSCI EAFE International Index Acquiring Fund’s portfolio.

Each of BFA, BAL and BIL is an indirect wholly-owned subsidiary of BlackRock, Inc. As of June 30, 2018, BFA, BAL, BIL and their affiliates had approximately $6.299 trillion in investment company and other portfolio assets under management.

Legal Proceedings

On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants in the period beginning one year prior to the filing of the lawsuit and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Managers

Information about the portfolio management teams of each of the Target Funds and each of the Acquiring Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in each Fund’s Statement of Additional Information.

S&P 500 Index Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2008	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

Creighton Jue, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

S&P 500 Index Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2014	Managing Director of BFA since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Greg Savage, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2012	Managing Director of BFA since 2010; Senior portfolio manager for Barclays Global Fund Advisors and BGI from 2006 to 2009; Portfolio Manager for Barclays Global Fund Advisors and BGI from 2001 to 2006.

Jennifer Hsui, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2006 to 2009.

Creighton Jue, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2000 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rachel Aguirre	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director at BFA since 2018; Director at BFA from 2012 to 2017; Vice President of BFA from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

CoreAlpha Bond Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Scott Radell	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2007*	Managing Director of BlackRock, Inc. since 2009; Head of San Francisco Fixed Income Core PM within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2009; Portfolio Manager of BGI from 2003 to 2009.

Karen Uyehara	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2012*	Director of BlackRock, Inc. since 2010; Portfolio Manager of Western Asset Management Company from 2005 to 2010.

*	Includes management of the CoreAlpha Bond Predecessor Master Portfolio.

Bond Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
John Malito	Responsible for the day-to-day management of the Target Fund, selecting fixed income securities for purchase and sale, conducting fixed income research and reviewing financial data and research reports.	2016	An investment professional with SFMAIC and, over the past five years, has been involved in all aspects of managing fixed income portfolios for State Farm Automobile Insurance Company and its affiliated entities.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Lisa Rogers	Responsible for the day-to-day management of the Target Fund, selecting fixed income securities for purchase and sale, conducting fixed income research and reviewing financial data and research reports.	2016	An investment professional with SFMAIC and, over the past five years, has been involved in all aspects of managing fixed income portfolios for State Farm Automobile Insurance Company and its affiliated entities.

Russell 2000 Small-Cap Index Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2012	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

Creighton Jue, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Small Cap Index Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2010; Senior portfolio manager for Barclays Global Fund Advisors and BGI from 2006 to 2009; Portfolio Manager for Barclays Global Fund Advisors and BGI from 2001 to 2006.

Jennifer Hsui, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2006 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Creighton Jue, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel Aguirre	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director at BFA since 2018; Director at BFA from 2012 to 2017; Vice President of BFA from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

MSCI EAFE International Index Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2012	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

Creighton Jue, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

International Index Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Greg Savage, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2010; Senior portfolio manager for Barclays Global Fund Advisors and BGI from 2006 to 2009; Portfolio Manager for Barclays Global Fund Advisors and BGI from 2001 to 2006.

Jennifer Hsui, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2006 to 2009.

Creighton Jue, CFA	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director of BFA since 2011; Director of BFA from 2009 to 2011; Principal of BGI from 2000 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rachel Aguirre	Primarily responsible for the day-to-day management of the Target Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.	2016	Managing Director at BFA since 2018; Director at BFA from 2012 to 2017; Vice President of BFA from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Advantage Large Cap Core Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Raffaele Savi	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2009; Managing Director at BGI from 2007 to 2009; Principal at BGI from 2006 to 2007.

Travis Cooke, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2002 to 2009.

Richard Mathieson	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal at BGI from 2008 to 2009; Equity Analyst for Exista UK from 2007 to 2008; Principal at BGI from 2005 to 2007; Associate of BGI from 2001 to 2005.

Equity Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
John Montgomery	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2008	Chief Investment Officer, Portfolio Manager at Bridgeway.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Elena Khoziaeva, CFA	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2008	Portfolio Manager at Bridgeway.

Michael Whipple, CFA	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2008	Portfolio Manager at Bridgeway.

Mark Freeman, CFA	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2008	Chief Investment Officer of Westwood.

Scott Lawson, CFA	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2008	Vice president and Senior Research Analyst at Westwood.

Matt Lockridge	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2012	Senior Vice President and Research Analyst at Westwood

Varun Singh, PhD, CFA	Primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Target Fund’s portfolio	2013	Vice President and Senior Research Analyst at Westwood.

Advantage Small Cap Core Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Raffaele Savi	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2009; Managing Director at BGI from 2007 to 2009; Principal at BGI from 2006 to 2007.

Travis Cooke, CFA	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2013	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2002 to 2009.

Richard Mathieson	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal at BGI from 2008 to 2009; Equity Analyst for Exista UK from 2007 to 2008; Principal at BGI from 2005 to 2007; Associate of BGI from 2001 to 2005.

Small/Mid Cap Equity Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
John Montgomery	Investment management, research and analysis	2006	Chief Investment Officer, Portfolio Manager at Bridgeway.

Elena Khoziaeva, CFA	Investment management, research and analysis	2006	Portfolio Manager at Bridgeway.

Michael Whipple, CFA	Investment management, research and analysis	2006	Portfolio Manager at Bridgeway.

Scott Hintz, CFA	Investment analysis, oversight and research	2017	Assistant Vice President – Investment Planning Services at SFIMC

Corey Schieler, CFA	Investment analysis, oversight and research	2017	Investment Planning Services Director at SFIMC

Advantage International Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Raffaele Savi	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2009; Managing Director at BGI from 2007 to 2009; Principal at BGI from 2006 to 2007.

Kevin Franklin	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2010; Head of Automated Trading at Marble Bar Asset Management from 2009 to 2010; Principal at BGI from 2005 to 2009.

Richard Mathieson	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2017	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal at BGI from 2008 to 2009; Equity Analyst for Exista UK from 2007 to 2008; Principal at BGI from 2005 to 2007; Associate of BGI from 2001 to 2005.

International Equity Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Tom Marsico	Portfolio manager of equity securities, research and analysis	2017	Chief Investment Officer and Portfolio Manager at Marsico

Robert Susman, CFA	Research and analysis of equity securities	2017	Portfolio Manager at Marsico

Howard Appleby, CFA	Portfolio manager of equity securities	2008	Principal at Northern Cross

James LaTorre, CFA	Portfolio manager of equity securities	2008	Principal at Northern Cross

Jean Francois Ducrest	Portfolio manager of equity securities	2008	Principal at Northern Cross

Municipal Bond Index Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Scott Radell	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2018	Managing Director of BlackRock, Inc. since 2009; Head of San Francisco Fixed Income Core PM within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2009; Portfolio Manager of BGI from 2003 to 2009.

James Mauro	Jointly and primarily responsible for the day-to-day management of the Acquiring Fund, including setting the Acquiring Fund’s overall investment strategy and overseeing the management of the Acquiring Fund.	2018	Managing Director and Deputy Head of San Francisco Fixed Income Core PM within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2016; Managing Director of BlackRock, Inc. since 2015; Director of BlackRock, Inc. from 2010 to 2014; Vice President of State Street Global Advisors from 2001 to 2010.

Tax Advantaged Bond Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robert Reardon	Primarily responsible for the day-to-day management of the Target Fund, including selecting municipal securities for purchase and sale, conducting municipal research and reviewing financial data and research reports.	2000	Assistant Vice President of SFIMC and Investment Executive of the SFMAIC and, over the past five years, has been involved in all aspects of managing fixed income portfolios for State Farm Automobile Insurance Company and its affiliated entities.

Mike Zaroogian	Primarily responsible for the day-to-day management of the Target Fund, including selecting municipal securities for purchase and sale, conducting municipal research and reviewing financial data and research reports.	2016	Assistant Vice President of SFIMC and Investment Professional of the SFMAIC and, over the past five years, has been involved in all aspects of managing fixed income portfolios for State Farm Automobile Insurance Company and its affiliated entities.

Investment Advisory and Management Agreements

Target Funds

The Target Trust, on behalf of the Target Funds, has entered into an investment advisory and management services agreement with SFIMC (the “Target Trust Management Agreement”).

The S&P 500 Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $500 million	0.13%
$500 million to $750 million	0.12%
$750 million to $1 billion	0.11%
$1 billion to $3 billion	0.085%
Over $3 billion	0.06%

The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Target Fund for purposes of calculating the breakpoints in the schedule above.

The Small Cap Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $150 million	0.15%
$150 million to $1 billion	0.13%
$1 billion to $3 billion	0.105%
Over $3 billion	0.08%

The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Target Fund for purposes of calculating the breakpoints in the schedule above.

The International Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $150 million	0.16%
$150 million to $1 billion	0.14%
$1 billion to $3 billion	0.115%
Over $3 billion	0.09%

The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Target Fund for purposes of calculating the breakpoints in the schedule above.

Each of the other Target Funds pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its respective average daily net assets as follows:

Fund	Management Fee Rate
Bond Target Fund	0.10%
Equity Target Fund	0.60%
Small/Mid Cap Equity Target Fund	0.80%
International Equity Target Fund	0.80%
Tax Advantaged Bond Target Fund	0.10%

With respect to Class A, Class B, Premier, Legacy Class B and Institutional Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in this Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class A Shares	Class B Shares	Premier Shares	Legacy Class B Shares	Institutional Shares
S&P 500 Index Target Fund	0.70%	1.40%	0.60%	1.10%	0.45%
Bond Target Fund	0.70%	1.10%	0.60%	1.10%	0.45%
Small Cap Index Target Fund	0.73%	1.28%	0.63%	1.13%	0.48%
International Index Target Fund	0.85%	1.55%	0.75%	1.25%	0.60%
Equity Target Fund	1.20%	1.90%	1.10%	1.60%	0.95%
Small/Mid Cap Equity Target Fund	1.11%	1.81%	1.01%	1.51%	0.86%
International Equity Target Fund	1.50%	2.20%	1.40%	1.90%	1.25%
Tax Advantaged Bond Target Fund	0.70%	1.10%	0.60%	1.10%	N/A

With respect to Class R-1, Class R-2 and Class R-3 Shares of the Target Funds, other than the Tax Advantaged Bond Target Fund, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in this Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares
S&P 500 Index Target Fund	1.02%	0.82%	0.52%
Bond Target Fund	1.02%	0.82%	0.52%
Small Cap Index Target Fund	1.05%	0.85%	0.55%
International Index Target Fund	1.17%	0.97%	0.67%
Equity Target Fund	1.52%	1.32%	1.02%
Small/Mid Cap Equity Target Fund	1.43%	1.23%	0.93%
International Equity Target Fund	1.82%	1.62%	1.32%

With respect to all share classes of the S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the Tax Advantaged Bond Target Fund, SFIMC has agreed to reimburse such Target Fund, if, and to the extent, “other expenses” incurred by such Target Fund, exceed 0.10%. With respect to all share classes of the International Index Target Fund and the International Equity Target Fund, SFIMC has agreed to reimburse such Target Fund, if, and to the extent, “other expenses” incurred by such Target Fund, exceed 0.20%.

Other expenses incurred by a Target Fund include all expenses incurred by the Target Fund other than: (i) the investment advisory and management services fees charged by SFIMC; (ii) 12b-1 distribution fees; (iii) acquired fund fees and expenses; and (iv) shareholder servicing fees charged to the Target Fund.

SFIMC has agreed to waive 0.29% of management fees payable by the Small/Mid Cap Equity Target Fund. SFIMC may not discontinue or modify the 0.29% management fee waiver for the Small/Mid Cap Equity Target Fund and the other fee waivers described with respect to the Target Funds before April 30, 2019, without the consent of the Target Board.

SFIMC has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund.

Pursuant to a sub-advisory agreement between SFIMC and BFA (the “BFA Target Trust Sub-Advisory Agreement”), SFIMC pays BFA for its services to each of the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund at the rates shown in the tables below:

S&P 500 Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $500 million	0.03%
$500 million to $750 million	0.02%
Over $750 million	0.01%

In determining the application of these breakpoints, the assets of the S&P 500 Index Target Fund are combined with the assets of the Large Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to that Fund and to the S&P 500 Index Target Fund. If the fee for the S&P 500 Index Target Fund calculated for a fiscal quarter is less than $25,000, SFIMC pays BFA a sub-advisory fee of $25,000 for that fiscal quarter.

Small Cap Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $150 million	0.05%
Over $150 million	0.03%

In determining the application of these breakpoints, the assets of the Small Cap Index Target Fund shall be combined with the assets of the Small Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

International Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $150 million	0.06%
Over $150 million	0.04%

In determining the application of these breakpoints, the assets of the International Index Target Fund shall be combined with the assets of the International Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

Pursuant to a sub-advisory agreement between SFIMC and Bridgeway (the “Bridgeway Target Trust Sub-Advisory Agreement”), SFIMC pays Bridgeway for its services to each of the Equity Target Fund and the Small/Mid Cap Equity Target Fund at the rates shown in the tables below:

Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $50 million	0.50%
$50 million to $100 million	0.45%
$100 million to $200 million	0.40%
Over $200 million	0.35%

Small/Mid Cap Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $100 million	0.60%
$100 million to $250 million	0.55%
Over $250 million	0.50%

Pursuant to a sub-advisory agreement between SFIMC and Westwood (the “Westwood Target Trust Sub-Advisory Agreement”), SFIMC pays Westwood for its services to the Equity Target Fund at the rates shown in the table below:

Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $25 million	0.55%
$25 million to $50 million	0.45%
Over $50 million	0.30%

Pursuant to a sub-advisory agreement between SFIMC and Marsico (the “Marsico Target Trust Sub-Advisory Agreement”), SFIMC pays Marsico for its services to the International Equity Target Fund at the rates shown in the table below:

International Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $300 million	0.50%
$300 million to $400 million	0.45%
Over $400 million	0.40%

Pursuant to a sub-advisory agreement between SFIMC and Northern Cross (the “Northern Cross Target Trust Sub-Advisory Agreement” and, together with the BFA Target Trust Sub-Advisory Agreement, the Bridgeway Target Trust Sub-Advisory Agreement, the Westwood Target Trust Sub-Advisory Agreement and the Marsico Target Trust Sub-Advisory Agreement, the “Target Trust Sub-Advisory Agreements”), SFIMC pays Northern Cross for its services to the International Equity Target Fund at the rates shown in the table below:

International Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $500 million	0.60%
Over $500 million	0.55%

A discussion of the basis for the Target Board’s most recent approval of the Target Trust Management Agreement and each of the Target Trust Sub-Advisory Agreements is available in the Target Trust’s semi-annual shareholder report for the six-month period ended June 30, 2017.

S&P 500 Index Acquiring Fund

The S&P 500 Index Acquiring Fund is a “feeder” fund that invests all of its assets in the S&P 500 Index Acquiring Master Portfolio, which has the same investment objective, strategies and policies as the S&P 500 Index Acquiring Fund. Accordingly, the S&P 500 Index Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the S&P 500 Index Acquiring Master Portfolio. MIP, on behalf of the S&P 500 Index Acquiring Master Portfolio, has entered into an investment advisory agreement (the “MIP Management Agreement”) with BFA under which BFA serves as investment adviser to the S&P 500 Index Acquiring Master Portfolio. BFA manages the investment of the S&P 500 Index Acquiring Master Portfolio’s assets and provides the S&P 500 Index Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP Board.

BFA receives as compensation for its services to the S&P 500 Index Acquiring Master Portfolio a management fee equal to 0.04% of the S&P 500 Index Acquiring Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees (the “Independent Trustees”) of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees the S&P 500 Index Acquiring Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds.

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the Independent Registered Public Accounting Firm that provides audit services in connection with the S&P 500 Index Acquiring Master Portfolio (collectively referred to as the “S&P 500 Index Acquiring Master Portfolio Independent Expenses”), are paid directly by the S&P 500 Index Acquiring Master Portfolio. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the S&P 500 Index Acquiring Master Portfolio for such S&P 500 Index Acquiring Master Portfolio Independent Expenses through April 30, 2020. Such contractual arrangement may not be terminated prior to May 1, 2020 without the consent of the MIP Board and the board of trustees of BlackRock Funds III (the “BlackRock Funds III Board”). This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

For the fiscal year ended December 31, 2017, BFA received management fees, net of any applicable waivers, at the annual rate of 0.04% of the S&P 500 Index Acquiring Master Portfolio’s average daily net assets.

A discussion regarding the basis for approval by the BlackRock Funds III Board and the MIP Board of the investment advisory agreement with BFA is available in the S&P 500 Index Acquiring Fund’s semi-annual report for the period ended June 30, 2017.

CoreAlpha Bond Acquiring Fund

The CoreAlpha Bond Acquiring Fund is a “feeder” fund that invests all of its assets in the CoreAlpha Bond Acquiring Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the CoreAlpha Bond Acquiring Fund. Accordingly, the CoreAlpha Bond Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the CoreAlpha Bond Acquiring Master Portfolio. MIP II, on behalf of the CoreAlpha Bond Acquiring Master Portfolio, has entered into an investment advisory agreement (the “MIP II Management Agreement”) with BAL under which BAL serves as investment adviser to the CoreAlpha Bond Acquiring Master Portfolio. BAL manages the investment of the CoreAlpha Bond Acquiring Master Portfolio’s assets and provides the CoreAlpha Bond Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP II Board.

Under the MIP II Management Agreement, BAL receives as compensation for its services to the CoreAlpha Bond Acquiring Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.25%
$1 billion – $3 billion	0.24%
$3 billion – $5 billion	0.23%
$5 billion – $10 billion	0.22%
In excess of $10 billion	0.21%

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.24%
$1 billion – $3 billion	0.23%
$3 billion – $5 billion	0.22%
$5 billion – $10 billion	0.21%
In excess of $10 billion	0.20%

BAL has contractually agreed to waive the management fee with respect to any portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the CoreAlpha Bond Acquiring Master Portfolio pays to BAL indirectly through its investment in affiliated money market funds.

The fees and expenses of the Independent Trustees of MIP II, counsel to the Independent Trustees of MIP II and the Independent Registered Public Accounting Firm that provides audit services in connection with the CoreAlpha Bond Acquiring Master Portfolio (collectively referred to as the “CoreAlpha Bond Acquiring Master Portfolio Independent Expenses”) are paid directly by the CoreAlpha Bond Acquiring Master Portfolio. BAL has contractually undertaken to reimburse or provide an offsetting credit to the CoreAlpha Bond Acquiring Master Portfolio for such CoreAlpha Bond Acquiring Master Portfolio Independent Expenses through April 30, 2020. Such contractual arrangement may not be terminated prior to May 1, 2020 without the consent of the MIP II Board. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

MIP, on behalf of the CoreAlpha Bond Predecessor Master Portfolio, entered into a management agreement with BAL (the “Predecessor Management Agreement”), the terms of which are substantially identical to those of the MIP II Management Agreement. Under the Predecessor Management Agreement, BAL was entitled to an annual management fee at the same rates as those under the MIP II Management Agreement.

For the fiscal year ended December 31, 2017, BAL received a fee, net of any applicable waivers, at the annual rate of 0.23% of the CoreAlpha Bond Predecessor Master Portfolio’s average daily net assets.

BAL has entered into a sub-advisory agreement (the “CoreAlpha Bond BIL Sub-Advisory Agreement”) with BIL. BAL has also entered into a sub-advisory agreement with BFA (the “CoreAlpha Bond BFA Sub-Advisory Agreement). BIL and BFA are each affiliates of BAL. Under the CoreAlpha Bond BIL Sub-Advisory Agreement and the CoreAlpha Bond BFA Sub-Advisory Agreement, each of BIL and BFA acts as sub-adviser for a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Pursuant to the CoreAlpha Bond BIL Sub-Advisory Agreement and the CoreAlpha Bond BFA Sub-Advisory Agreement, BAL pays each of BIL and BFA, respectively, for services it provides a fee equal to a percentage of the management fee paid to BAL with respect to that portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Each of BIL and BAL is responsible for the day-to-day management of a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio.

A discussion regarding the basis for approval by the board of trustees of BlackRock Funds VI (the “BlackRock Funds VI Board”) and the MIP II Board of the MIP II Management Agreement with BAL, the CoreAlpha Bond BIL Sub-Advisory Agreement between BAL and BIL and the CoreAlpha Bond BFA Sub-Advisory Agreement between BAL and BFA will be available in the CoreAlpha Bond Acquiring Fund’s first shareholder report following commencement of operations.

Russell 2000 Small-Cap Index Acquiring Fund

The Russell 2000 Small-Cap Index Acquiring Fund is a “feeder” fund that invests all of its assets in the Russell 2000 Small-Cap Index Acquiring Master Series. Accordingly, the Russell 2000 Small-Cap Index Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Russell 2000 Small-Cap Index Acquiring Master Series. QMS, on behalf of the Russell 2000 Small-Cap Index Acquiring Master Series, has an investment advisory agreement with BAL (the “QMS Management Agreement”) pursuant to which BAL serves as manager to the Russell 2000 Small-Cap Index Acquiring Master Series. Pursuant to the QMS Management Agreement, BAL is entitled to fees computed on a daily basis and payable monthly.

Under the QMS Management Agreement, the maximum annual fee rate payable by QMS to BAL is 0.01% of the average daily net assets of the Russell 2000 Small-Cap Index Acquiring Master Series. For the fiscal year ended December 31, 2017, BAL received a management fee, net of any applicable waivers, at an annual rate of 0.00% of the Russell 2000 Small-Cap Index Acquiring Master Series’ average daily net assets.

BAL has contractually agreed to waive its management fee with respect to any portion of each of the Russell 2000 Small-Cap Index Acquiring Master Series’ assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors (the “Independent Directors”) of QMS, or by a vote of a majority of the outstanding voting securities of Russell 2000 Small-Cap Index Acquiring Master Series. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Russell 2000 Small-Cap Index Acquiring Master Series pays to BAL indirectly through its investment in affiliated money market funds (the “Russell 2000 Small-Cap Index Acquiring Master Series affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Russell 2000 Small-Cap Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Russell 2000 Small-Cap Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Russell 2000 Small-Cap Index Acquiring Fund’s business, if any) of each share class of the Russell 2000 Small-Cap Index Acquiring Fund at the levels shown below To achieve this expense cap, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Russell 2000 Small-Cap Index Acquiring Master Series, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Russell 2000 Small-Cap Index Acquiring Master Series	0.07%

[1]

The contractual cap is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Series. This contractual agreement will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the Russell 2000 Small-Cap Index Acquiring Master Series affiliated money market fund waiver.

BAL has entered into a separate sub-advisory agreement with BFA (the “Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement”) with respect to the Russell 2000 Small-Cap Index Acquiring Master Series, under which BAL pays BFA for services it provides under the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement a fee equal to a percentage of the management fee paid to BAL under the QMS Management Agreement. BFA is responsible for the day-to-day management of the Russell 2000 Small-Cap Index Acquiring Master Series’ portfolio.

A discussion of the basis for the approvals by the board of directors of QMS (the “QMS Board”) of the QMS Management Agreement and the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement is included in the semi-annual shareholder report of the Russell 2000 Small-Cap Index Acquiring Fund for the period ended June 30, 2017.

MSCI EAFE International Index Acquiring Fund

BlackRock Index Funds, Inc., on behalf of the MSCI EAFE International Index Acquiring Fund, has an investment advisory agreement with BAL (the “BlackRock Index Funds, Inc. Management Agreement”) pursuant to which BAL serves as manager to the MSCI EAFE International Index Acquiring Fund. Pursuant to the BlackRock Index Funds, Inc. Management Agreement, BAL is entitled to fees computed on a daily basis and payable monthly.

Under the BlackRock Index Funds, Inc. Management Agreement, the maximum annual fee rate payable by BlackRock Index Funds, Inc. to BAL is 0.01% of the average daily net assets of the MSCI EAFE International Index Acquiring Fund. For the fiscal year ended December 31, 2017, BAL received a management fee, net of any applicable waivers, at an annual rate of 0.01% of the MSCI EAFE International Index Acquiring Fund’s average daily net assets.

BAL has contractually agreed to waive its management fee with respect to any portion of each of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BAL or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the MSCI EAFE International Index Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “MSCI EAFE International Index Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the MSCI EAFE International Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the MSCI EAFE International Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the MSCI EAFE International Index Acquiring Fund’s business, if any) of each share class of the MSCI EAFE International Index Acquiring Fund at the levels shown below To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

BAL, as investment manager for the MSCI EAFE International Index Acquiring Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.37%
Investor P Shares	0.37%
Institutional Shares	0.12%
Class K Shares[3]	0.07%

[1]

The contractual caps are in effect through April 30, 2019 for Investor A Shares, Institutional Shares and Class K Shares. The contractual cap on Investor P Shares is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]	The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the MSCI EAFE International Index Acquiring Fund affiliated money market fund waiver.

BAL has entered into a separate sub-advisory agreement with BFA (the “MSCI EAFE International Index BFA Sub-Advisory Agreement” and, together with the CoreAlpha Bond BFA Sub-Advisory Agreement, the CoreAlpha Bond BIL Sub-Advisory Agreement and the Russell 2000 Small-Cap Index BFA Sub-Advisory

Agreement, the “Acquiring Fund Sub-Advisory Agreements”) with respect to the MSCI EAFE International Index Acquiring Fund, under which BAL pays BFA for services it provides under the MSCI EAFE International Index BFA Sub-Advisory Agreement a fee equal to a percentage of the management fee paid to BAL under the BlackRock Index Funds, Inc. Management Agreement. BFA is responsible for the day-to-day management of the MSCI EAFE International Index Acquiring Fund’s portfolio.

A discussion of the basis for the approvals by the board of directors of BlackRock Index Funds, Inc. of the BlackRock Index Funds, Inc. Management Agreement and the MSCI EAFE International Index BFA Sub-Advisory Agreement is included in the semi-annual shareholder report of the MSCI EAFE International Index Acquiring Fund for the period ended June 30, 2017.

Advantage Large Cap Core Acquiring Fund

The Advantage Large Cap Core Acquiring Fund is a “feeder” fund that invests all of its assets in the Advantage Large Cap Core Acquiring Master Portfolio. Accordingly, the Advantage Large Cap Core Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Advantage Large Cap Core Acquiring Master Portfolio. Master Large Cap Series LLC, on behalf of the Advantage Large Cap Core Acquiring Master Portfolio, has an investment management agreement with BAL (the “Master Large Cap Series LLC Management Agreement”) pursuant to which BAL serves as manager to the Advantage Large Cap Core Acquiring Master Portfolio. Pursuant to the Master Large Cap Series LLC Management Agreement, BAL is entitled to fees computed daily and payable monthly.

Effective June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Master Portfolio, the maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.45%
$1 billion – $3 billion	0.42%
$3 billion – $5 billion	0.41%
$5 billion – $10 billion	0.39%
In excess of $10 billion	0.38%

Prior to June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Master Portfolio, the maximum annual management fees that could be paid to BAL (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.50%
$1 billion – $5 billion	0.45%
In excess of $5 billion	0.40%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of Master Large Cap Series LLC or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Master Portfolio. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage Large Cap Core Acquiring Master Portfolio pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage Large Cap Core Acquiring Master Portfolio affiliated money market fund waiver”).

For the fiscal year ended September 30, 2017, BAL received management fees, net of any applicable waivers, at the annual rate of 0.46% of the Advantage Large Cap Core Acquiring Master Portfolio’s average daily net assets.

A discussion of the basis of the approval of the Master Large Cap Series LLC Management Agreement described herein by the board of directors of BlackRock Large Cap Series Funds, Inc. (the “BlackRock Large Cap Series Funds, Inc. Board”) and the Master Large Cap Series LLC Board is included in BlackRock Large Cap Series Funds, Inc.’s annual shareholder report for the Advantage Large Cap Core Acquiring Fund for the fiscal year ended September 30, 2017.

Advantage Small Cap Core Acquiring Fund

BAL serves as manager to the Advantage Small Cap Core Acquiring Fund pursuant to a management agreement (the “BlackRock FundsSM BAL Management Agreement”). Pursuant to the BlackRock FundsSM BAL Management Agreement, BAL is entitled to fees computed daily and payable monthly. The maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.45%
$1 billion – $3 billion	0.42%
$3 billion – $5 billion	0.41%
$5 billion – $10 billion	0.39%
Greater than $10 billion	0.38%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage Small Cap Core Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage Small Cap Core Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage Small Cap Core Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage Small Cap Core Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage Small Cap Core Acquiring Fund’s business, if any) of each share class of the Advantage Small Cap Core Acquiring Fund at the levels shown below. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if the Advantage Small Cap Core Acquiring Fund’s operating expenses exceed a certain limit.

With respect to the Advantage Small Cap Core Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.75%
Investor C Shares[3]	1.50%
Institutional Shares	0.50%
Class K Shares[3]	0.45%

[1]

The contractual caps are in effect through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]	The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the Advantage Small Cap Core Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Advantage Small Cap Core Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BAL, are less than the current expense limit for that share class, the share class is required to repay BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Advantage Small Cap Core Acquiring Fund has more than $50 million in assets and (ii) BAL or an affiliate serves as the Advantage Small Cap Core Acquiring Fund’s manager or administrator. This repayment applies only to the contractual cap on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the fiscal year ended May 31, 2018, BAL received management fees, net of any applicable waivers, at the annual rate of 0.29% of the Advantage Small Cap Core Acquiring Fund’s average daily net assets.

A discussion of the basis for the approval by the BlackRock FundsSM Board of the BlackRock FundsSM BAL Management Agreement with BAL is included in the Advantage Small Cap Core Acquiring Fund’s annual shareholder report for the fiscal year ended May 31, 2018.

Advantage International Acquiring Fund

BAL serves as manager to the Advantage International Acquiring Fund pursuant to the BlackRock FundsSM BAL Management Agreement. Pursuant to the BlackRock FundsSM BAL Management Agreement, BAL is entitled to fees computed daily and payable monthly.

Effective June 12, 2017, with respect to the Advantage International Acquiring Fund, the maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.59%
$1 billion – $3 billion	0.55%
$3 billion – $5 billion	0.53%
$5 billion – $10 billion	0.51%
Greater than $10 billion	0.50%

Prior to June 12, 2017, with respect to the Advantage International Acquiring Fund, the maximum annual management fees that could be paid to BAL (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.90%
$1 billion – $2 billion	0.85%
$2 billion – $3 billion	0.80%
Greater than $3 billion	0.75%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage International Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage International Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses of the Advantage International Acquiring Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage International Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage International Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage International Acquiring Fund’s business, if any) of each share class of the Advantage International Acquiring Fund at the levels shown below. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if the Advantage International Acquiring Fund’s operating expenses exceed a certain limit.

Effective June 12, 2017 (except as noted below), with respect to the Advantage International Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.89%
Investor C Shares[3]	1.64%
Institutional Shares	0.64%
Class R Shares[3]	1.14%
Service Shares[4]	0.89%
Class K Shares[3,5]	0.59%

[1]

The contractual caps are in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No Investor C Shares, Class R Shares or Class K Shares will be issued in the Reorganization.

[4]	The Service Shares of the Advantage International Acquiring Fund are currently inactive. No Service Shares will be issued in the Reorganization.

[5]	Class K Shares of the Advantage International Target Fund commenced operations on January 26, 2018.

Prior to June 12, 2017, with respect to the Advantage International Acquiring Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.33%
Investor C Shares[3]	2.14%
Institutional Shares	1.06%
Class R Shares[3]	1.72%
Service Shares[4]	1.70%
Class K Shares[3,5]	N/A

[1]	The contractual caps expired on June 12, 2017.

[2]	As a percentage of average daily net assets.

[3]

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No Investor C Shares, Class R Shares or Class K Shares will be issued in the Reorganization.

[4]	The Service Shares of the Advantage International Acquiring Fund are currently inactive. No Service Shares will be issued in the Reorganization.

[5]	Class K Shares of the Advantage International Target Fund had not yet commenced operations.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Advantage International Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Advantage International Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BAL, are less than the current expense limit for that share class, the share class is required to repay BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Advantage International Acquiring Fund has more than $50 million in assets and (ii) BAL or an affiliate serves as the Advantage International Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the fiscal year ended September 30, 2017, the Advantage International Acquiring Fund paid BAL management fees, net of any applicable waivers, at the annual rate of 0.70% of the Advantage International Acquiring Fund’s average daily net assets.

A discussion of the basis for the BlackRock FundsSM Board’s approval of the BlackRock FundsSM BAL Management Agreement with respect to the Advantage International Acquiring Fund is included in the Advantage International Acquiring Fund’s annual shareholder report for the fiscal year ended September 30, 2017.

Municipal Bond Index Acquiring Fund

BFA serves as manager to the Municipal Bond Index Acquiring Fund pursuant to a management agreement (the “BlackRock FundsSM BFA Management Agreement” and, together with the MIP Management Agreement, the MIP II Management Agreement, the QMS Management Agreement, the BlackRock Index Funds, Inc. Management Agreement, the Master Large Cap Series LLC Management Agreement and the BlackRock FundsSM BAL Management Agreement, the “Acquiring Fund Management Agreements”). Pursuant to the BlackRock FundsSM BFA Management Agreement, BFA is entitled to a management fee at the annual rate of 0.10% of the Municipal Bond Index Acquiring Fund’s average daily net assets.

BFA has contractually agreed to waive its management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Municipal Bond Index Acquiring Fund pays to BFA indirectly through its investment in affiliated money market funds (the “Municipal Bond Index Acquiring Fund affiliated money market fund waiver”).

BFA has contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Municipal Bond Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Municipal Bond Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Municipal Bond Index Acquiring Fund’s business, if any) of each share class of the Municipal Bond Index Acquiring Fund at the levels shown below and in the Municipal Bond Index Acquiring Fund’s fees and expenses table. To achieve these expense caps, BFA has agreed to waive and/or reimburse fees or expenses if the Municipal Bond Index Acquiring Fund’s operating expenses exceed a certain limit.

With respect to the Municipal Bond Index Acquiring Fund, BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares[3]	0.50%
Investor P Shares	0.50%
Institutional Shares[3]	0.25%
Class K Shares[3]	0.20%

[1]

The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund.

[2]	As a percentage of average daily net assets.

[3]	The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No Institutional Shares or Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Municipal Bond Index Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Municipal Bond Index Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA, are less than the current expense limit for that share class, the share class is required to repay BFA up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Municipal Bond Index Acquiring Fund has more than $50 million in assets and (ii) BFA or an affiliate serves as the Municipal Bond Index Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

A discussion of the basis for the approval by the BlackRock FundsSM Board of the BlackRock FundsSM BFA Management Agreement with BFA will be available in the Municipal Bond Index Acquiring Fund’s first shareholder report following commencement of operations.

Combined Funds

Each of the Acquiring Fund Management Agreements will remain in place following the Reorganizations and the management fee rate applicable to a Combined Fund under its applicable Acquiring Fund Management Agreement will be identical to the current management fee rates applicable to the respective Acquiring Fund, with the exception of CoreAlpha Bond Combined Fund which will have lower management fee rates than the CoreAlpha Bond Acquiring Fund upon the closing of the Reorganization. In addition, the contractual expense caps and management fee waivers applicable to an Acquiring Fund will be retained or extended with respect to the respective Combined Fund as described above.

BAL or BFA, as applicable, will manage each Combined Fund as investment manager, pursuant to the respective Acquiring Fund Management Agreement. BFA or BIL will act as sub-adviser to a Combined Fund pursuant to the respective Acquiring Fund Sub-Advisory Agreement, if applicable. The principal terms of each of the Target Trust Management Agreement, each Acquiring Fund Management Agreement, each Target Fund Sub-Advisory Agreement and each Acquiring Fund Sub-Advisory Agreement are described below.

Terms of the Management Agreements.

Pursuant to the Target Trust Management Agreement, SFIMC: (1) acts as the Target Funds’ investment adviser; (2) manages the Target Funds’ investments; (3) administers the Target Funds’ business affairs; (4) provides clerical personnel, suitable office space, necessary facilities and equipment and administrative services; and (5) permits its officers and employees to serve as trustees, officers and agents of the Target Trust, without compensation from the Target Trust, if duly elected or appointed.

The Target Trust Management Agreement may be continued beyond its current term only so long as such continuance is specifically approved at least annually by the Target Board or by vote of a majority of the outstanding shares of the Target Trust and, in either case, by vote of a majority of the trustees who are not interested persons of any party to such agreement, except in their capacity as trustees of the Target Trust, cast in person at a meeting called for the purpose of voting on such approval. The Target Trust Management Agreement may be terminated upon 60 days’ written notice by any of the parties to the agreement, or by a majority vote of the outstanding shares, and will terminate automatically upon its assignment by any party.

Pursuant to each Target Trust Sub-Advisory Agreement, SFIMC has engaged BFA, Bridgeway, Westwood, Marsico or Northern Cross (each, a “Target Fund Sub-Advisor” and collectively, the “Target Fund Sub-Advisors”), as applicable, as an investment sub-adviser to provide day-to-day portfolio management for the applicable Target Fund or a segment of the applicable Target Fund. Each Target Fund Sub-Adviser manages the investments for the applicable Target Fund or a segment of the applicable Target Fund, determining which securities or other investments to buy and sell for the applicable Target Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, each Target Fund Sub-Adviser follows SFIMC’s policy of seeking to obtain the most favorable price and efficient execution available.

Each Target Trust Sub-Advisory Agreement is not assignable and may be terminated without penalty upon 60 days’ written notice at the option of SFIMC or the applicable sub-adviser, or by the Target Board or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the applicable Target Fund. Each Target Trust Sub-Advisory Agreement provides that it shall continue in effect from year to year so long as such continuance is specifically approved annually (a) by the Target Board or by a majority of the outstanding shares of the applicable Target Fund and (b) by a majority vote of the trustees of the Target Board who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

The MIP Management Agreement generally provides that, subject to the overall supervision of the MIP Board, BFA will (a) manage the investing and reinvesting of the S&P 500 Index Acquiring Master Portfolio’s assets, (b) provide to MIP investment guidance and policy direction in connection with its daily management of the S&P 500 Index Acquiring Master Portfolio’s assets, and (c) furnish to the MIP Board periodic reports on the investment strategy and performance of the S&P 500 Index Acquiring Master Portfolio. BFA will provide the services in accordance with the S&P 500 Index Acquiring Master Portfolio’s investment objective and restrictions as stated in its registration statement.

The MIP II Management Agreement generally provides that, subject to the overall supervision of the MIP II Board, BAL will (a) manage the investing and reinvesting of the CoreAlpha Bond Acquiring Master Portfolio’s assets, (b) provide to MIP II investment guidance and policy direction in connection with its daily management of the CoreAlpha Bond Acquiring Master Portfolio’s assets, and (c) furnish to the MIP II Board periodic reports on the investment strategy and performance of the CoreAlpha Bond Acquiring Master Portfolio. BAL will provide the services in accordance with the CoreAlpha Bond Acquiring Master Portfolio’s investment objective and restrictions as stated in its registration statement.

Each of the QMS Management Agreement, the BlackRock Index Funds, Inc. Management Agreement and the Master Large Cap Series LLC Management Agreement generally provides that, subject to the direction and control of the applicable Acquiring Board, BAL will (a) act as investment adviser for and supervise and manage the investment and reinvestment of the applicable Acquiring Fund’s or Acquiring Master Portfolio’s assets, and in connection therewith have complete discretion in purchasing and selling securities and other assets for the applicable Acquiring Fund or Acquiring Master Portfolio, and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the applicable Acquiring Fund or Acquiring Master Portfolio, (b) supervise continuously the investment program of the applicable Acquiring Fund or Acquiring Master Portfolio and the composition of its investment portfolio, (c) arrange for the purchase and sale of securities and other assets held in the investment portfolios of the applicable Acquiring Fund or Acquiring Master Portfolio; and (d) provide investment research to the applicable Acquiring Fund or Acquiring Master Portfolio. BAL will provide the services in accordance with the applicable Acquiring Fund’s or Acquiring Master Portfolio’s investment objective and policies as stated in its registration statement and the resolutions of the applicable Acquiring Board. In addition, each of the QMS Management Agreement, the BlackRock Index Funds, Inc. Management Agreement and the Master Large Cap Series LLC Management Agreement further provide that BAL will furnish office facilities and equipment and clerical, bookkeeping and administrative services (other than such services, if any, provided by the applicable Acquiring Fund’s or Acquiring Master Portfolio’s custodian, transfer agent and dividend disbursing agent and other service providers) for the applicable Acquiring Fund or Acquiring Master Portfolio, and to the extent requested by the applicable Acquiring Fund or Acquiring Master Portfolio, or QMS, BlackRock Index Funds, Inc. or Master Large Cap Series LLC, as applicable, BAL will also provide certain administrative services.

The BlackRock FundsSM BAL Management Agreement generally provides that, subject to the supervision of the BlackRock FundsSM Board, BAL will (either directly or through the sub-advisers employed by it) (i) act as investment adviser for and supervise and manage the investment and reinvestment of the Advantage Small Cap Core Acquiring Fund’s and the Advantage International Acquiring Fund’s assets and (ii) provide a continuous investment program for the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund and may vote, exercise consents and exercise all other rights appertaining to such securities and other assets on behalf of the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund. BAL will (either directly or through the sub-advisers employed by it) determine from time to time what securities and other investments will be purchased, retained or sold by the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund and will place the daily orders for the purchase or sale of securities. BAL will provide the services rendered by it under the BlackRock FundsSM BAL Management Agreement in accordance with the Advantage Small Cap Core Acquiring Fund’s and the Advantage International Acquiring Fund’s investment objective, policies and restrictions as stated in its registration statement and the resolutions of the BlackRock FundsSM Board.

The BlackRock FundsSM BFA Management Agreement generally provides that, subject to the supervision of the BlackRock FundsSM Board, BFA will (either directly or through the sub-advisers) (i) act as investment adviser for and supervise and manage the investment and reinvestment of the Municipal Bond Index Acquiring Fund’s assets, (ii) provide a continuous investment program for the Municipal Bond Index Acquiring Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Municipal Bond Index Acquiring Fund and may vote, exercise consents and exercise all other rights appertaining to such securities and other assets on behalf of the Municipal Bond Index Acquiring Fund and (iii) provide certain administrative services. BFA will (either directly or through the sub-advisers) determine from time to time what securities and other investments will be purchased, retained or sold by the Municipal Bond Index Acquiring Fund and will place the daily orders for the purchase or sale of securities. BFA will provide the services rendered by it under the BlackRock FundsSM BFA Management Agreement in accordance with the Municipal Bond Index Acquiring Fund’s investment objective, policies and restrictions as stated in its registration statement and the resolutions of the BlackRock FundsSM Board. BFA agrees to furnish office facilities and equipment and clerical, bookkeeping and administrative services (other than such services, if any, provided by the Municipal Bond Index Acquiring Fund’s custodian, transfer agent and dividend disbursing agent, accounting services provider and other service providers for BlackRock FundsSM and the Municipal Bond Index Acquiring Fund.

Each of the CoreAlpha Bond BFA Sub-Advisory Agreement and the CoreAlpha Bond BIL Sub-Advisory Agreement generally provides that, subject to the oversight and supervision of BAL and the direction and control of the MIP II Board, BFA or BIL, as applicable, will perform certain of the day-to-day operations of the CoreAlpha Bond Acquiring Master Portfolio, which may include one or more of the following services, at the request of BAL: (a) acting as investment adviser for and managing the investment and reinvestment of those assets of the CoreAlpha Bond Acquiring Master Portfolio as BAL may from time to time request and in connection therewith have complete discretion in purchasing and selling such securities and other assets for the CoreAlpha Bond Acquiring Master Portfolio and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the CoreAlpha Bond Acquiring Master Portfolio; (b) arranging for the purchase and sale of securities and other assets of the CoreAlpha Bond Acquiring Master Portfolio; (c) providing investment research and credit analysis concerning the CoreAlpha Bond Acquiring Master Portfolio’s investments, (d) assisting BAL in determining what portion of the CoreAlpha Bond Acquiring Master Portfolio’s assets will be invested in cash, cash equivalents and money market instruments, (e) placing orders for all purchases and sales of such investments made for the CoreAlpha Bond Acquiring Master Portfolio, and (f) maintaining the books and records as are required to support CoreAlpha Bond Acquiring Master Portfolio investment operations. At the request of BAL, BFA or BIL, as applicable, will also, subject to the oversight and supervision of BAL and the direction and control of the MIP II Board, provide to BAL or the CoreAlpha Bond Acquiring Master Portfolio any of the facilities and equipment and perform any of the services described the CoreAlpha Bond BFA Sub-Advisory Agreement and the CoreAlpha Bond BIL Sub-Advisory Agreement, as applicable. BFA or BIL, as applicable, will provide the services rendered by it under the CoreAlpha Bond BFA Sub-Advisory Agreement and the CoreAlpha Bond BIL Sub-Advisory Agreement, respectively, in accordance with the CoreAlpha Bond Acquiring Master Portfolio’s investment objective, policies and restrictions (as currently in effect and as they may be amended or supplemented from time to time) as stated in the CoreAlpha Bond Acquiring Master Portfolio’s prospectus and statement of additional information and the resolutions of the MIP II Board.

Each of the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement and the MSCI EAFE International Index BFA Sub-Advisory Agreement generally provides that, subject to the oversight and supervision of BAL and the applicable Acquiring Board, BFA will supervise certain day-to-day operations of the applicable Acquiring Fund or Acquiring Master Portfolio and perform the following services: (i) act as investment adviser for and manage the investment and reinvestment of those assets of the applicable Acquiring Fund or Acquiring Master Portfolio as BAL may from time to time request and in connection therewith have complete discretion in purchasing and selling such securities and other assets for the applicable Acquiring Fund or Acquiring Master Portfolio and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the applicable Acquiring Fund or Acquiring Master Portfolio; (ii) provide investment research and credit analysis concerning the applicable Acquiring Fund’s or Acquiring Master Portfolio’s investments; (iii) assist BAL in determining what portion of the applicable Acquiring Fund’s or Acquiring Master Portfolio’s assets will be invested in cash and cash equivalents and money market instruments; (iv) place orders for all purchases and sales of such investments made for the applicable Acquiring Fund or Acquiring Master Portfolio; and (v) maintain the books and records as are required to support QMS or BlackRock Index Funds, Inc. operations, as applicable (in conjunction with record-keeping and accounting functions performed by BAL). At the request of BAL, BFA will also, subject to the oversight and supervision of BAL and the direction and control of the applicable Acquiring Board, provide to BAL, QMS or BlackRock Index Funds, Inc., as applicable, any of the facilities and equipment and perform any of the services described in the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement and the MSCI EAFE International Index BFA Sub-Advisory Agreement, as applicable. BFA will provide the services rendered by it under the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement and the MSCI EAFE International Index BFA Sub-Advisory

Agreement in accordance with the applicable Acquiring Fund’s or Acquiring Master Portfolio’s investment objective, policies and restrictions as stated in its prospectus and statement of additional information (as currently in effect and as they may be amended or supplemented from time to time), and the resolutions of the applicable Acquiring Board.

Unless earlier terminated as described below, each Acquiring Fund Management Agreement and each Acquiring Fund Sub-Advisory Agreement will remain in effect from year to year if approved annually (a) by the applicable board of directors or board or trustees or by a vote of a majority of the outstanding voting securities of the applicable Acquiring Fund and (b) by a majority of the trustees or directors of the Acquiring Fund who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party. Each Acquiring Fund Management Agreement and Acquiring Fund Sub-Advisory Agreement automatically terminates on assignment and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the applicable Acquiring Fund.

Administration Agreements

Target Funds

SFIMC provides both investment advisory and administration services to the Target Trust under the Target Trust Management Agreement, as is described more fully in the Target Trust Management Agreement. As described previously, each Target Fund pays SFIMC a management fee, computed daily and payable monthly, which is based on each Target Fund’s average daily net assets.

As discussed in the section entitled “Investment Advisory and Management Agreements” above, SFIMC has agreed to reimburse each Target Fund if, and to the extent, the Target Fund’s total annual operating expenses exceed specified percentages of the Target Fund’s average net assets, excluding acquired fund fees and expenses reflected in each of the Target Fund’s Prospectuses.

S&P 500 Index Acquiring Fund

BlackRock Funds III has entered into an administration agreement with BAL (the “BlackRock Funds III Administration Agreement”), pursuant to which BAL provides certain administration services to the S&P 500 Index Acquiring Fund. BAL is entitled to receive an annual administration fee for providing administrative services to the S&P 500 Index Acquiring Fund as a percentage of average daily net assets attributable to each share class of the S&P 500 Index Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.07%
Investor C1 Shares[1]	0.14%
Investor P Shares	0.07%
Institutional Shares	0.07%
Service Shares[1]	0.04%
Class K Shares[1]	0.00%

[1]	The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Service Shares and Class K Shares. No Investor C1 Shares, Service Shares or Class K Shares will be issued in the Reorganization.

BAL also may engage and supervise shareholder servicing agents on behalf of the S&P 500 Index Acquiring Fund.

BAL has engaged State Street Bank and Trust Company (“State Street”) to provide certain sub-administrative services to the S&P 500 Index Acquiring Fund. BAL, not the S&P 500 Index Acquiring Fund, is responsible for providing compensation to State Street for such services.

BAL has also agreed to bear all costs of the S&P 500 Index Acquiring Fund’s operations, other than brokerage expenses, management fees, distribution plan expenses, certain fees and expenses related to BlackRock Funds III’s Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The fees and expenses of the Independent Trustees of BlackRock Funds III, counsel to the Independent Trustees of BlackRock Funds III and the Independent Registered Public Accounting Firm that provides audit services in connection with the S&P 500 Index Acquiring Fund (collectively referred to as the “S&P 500 Index Acquiring Fund Independent Expenses”) are paid directly by the S&P 500 Index Acquiring Fund. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the S&P 500 Index Acquiring Fund for such S&P 500 Index Acquiring Fund Independent Expenses through April 30, 2020. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the BlackRock Funds III Board and the MIP Board. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

BAL serves as the administrator of the S&P 500 Index Acquiring Master Portfolio pursuant to an administration agreement with MIP (the “MIP Administration Agreement”). Under the MIP Administration Agreement, BAL is not entitled to receive compensation for providing administration services to the S&P 500 Index Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as the S&P 500 Index Acquiring Fund) that invests substantially all of its assets in the S&P 500 Index Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from the S&P 500 Index Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the S&P 500 Index Acquiring Master Portfolio and does not expect to receive administration fees from the S&P 500 Index Acquiring Master Portfolio following the completion of the Reorganization.

CoreAlpha Bond Acquiring Fund

BlackRock Funds VI has entered into an administration agreement with BAL (the “BlackRock Funds VI Administration Agreement”), pursuant to which BAL provides certain administration services to the CoreAlpha Bond Acquiring Fund. BAL is entitled to receive an annual administration fee for providing administrative services to the CoreAlpha Bond Acquiring Fund as a percentage of average daily net assets attributable to each share class of the CoreAlpha Bond Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.20%
Investor C Shares[1]	0.20%
Institutional Shares	0.10%
Class K Shares[1]	0.05%

[1]	The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

The Board of Trustees of BlackRock Funds VI has approved a reduction to the annual administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an annual administration fee for providing administrative services to the CoreAlpha Bond Acquiring Fund as a percentage of average daily net assets attributable to each share class of the CoreAlpha Bond Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.05%
Investor C Shares[1]	0.05%
Institutional Shares	0.05%
Class K Shares[1]	0.05%

[1]	The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

In addition to the reduction to the annual administration free rate for the CoreAlpha Bond Acquiring Fund, the Board of Trustees of BlackRock Funds VI has approved the implementation of a waiver of 0.05% of the administration fee payable to BAL applicable to Class K Shares of the CoreAlpha Bond Acquiring Fund through April 30, 2021, subject to shareholder approval of the Reorganization and effective as of the closing of the Reorganization. Class K Shares of the CoreAlpha Bond Acquiring Fund will not be issued in the Reorganization.

BAL also may engage and supervise shareholder servicing agents on behalf of the CoreAlpha Bond Acquiring Fund.

BAL has engaged State Street to provide certain sub-administrative services to the CoreAlpha Bond Acquiring Fund. BAL, not the CoreAlpha Bond Acquiring Fund, is responsible for providing compensation to State Street for such services.

BAL has also agreed to bear all costs of the CoreAlpha Bond Acquiring Fund’s operations, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the BlackRock Funds VI’s Independent Trustees and their counsel allocated to the CoreAlpha Bond Acquiring Fund, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The fees and expenses of the Independent Trustees of BlackRock Funds VI, counsel to the Independent Trustees of BlackRock Funds VI allocated to the CoreAlpha Bond Acquiring Fund and the Independent Registered Public Accounting Firm that provides audit services in connection with the CoreAlpha Bond Acquiring Fund (collectively referred to as the “CoreAlpha Bond Acquiring Fund Independent Expenses”) are paid directly by the CoreAlpha Bond Acquiring Fund. BAL has contractually undertaken to reimburse or provide an offsetting credit to the CoreAlpha Bond Acquiring Fund for such CoreAlpha Bond Acquiring Fund Independent Expenses through April 30, 2020. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the BlackRock Funds VI Board. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

BAL serves as the administrator of the CoreAlpha Bond Acquiring Master Portfolio pursuant to an administration agreement with MIP II (the “MIP II Administration Agreement”). Under the MIP II Administration Agreement, BAL is not entitled to receive compensation for providing administration services to the CoreAlpha Bond Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as the CoreAlpha Bond Acquiring Fund) that invests substantially all of its assets in the CoreAlpha Bond Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from the CoreAlpha Bond Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the CoreAlpha Bond Acquiring Master Portfolio and does not expect to receive administration fees from the CoreAlpha Bond Acquiring Master Portfolio following the completion of the Reorganization.

Russell 2000 Small-Cap Index Acquiring Fund

BlackRock Index Funds, Inc., on behalf of the Russell 2000 Small-Cap Index Acquiring Fund, has entered into an administration agreement (the “BlackRock Index Funds, Inc. Administration Agreement”) with BAL, as administrator. BAL receives for its services to the Russell 2000 Small-Cap Index Acquiring Fund monthly compensation at an annual rate based on a percentage of the average daily net assets of the Russell 2000 Small-Cap Index Acquiring Fund.

The contractual fee rate payable to BAL as a percentage of the Russell 2000 Small-Cap Index Acquiring Fund’s average daily net assets under the BlackRock Index Funds, Inc. Administration Agreement is 0.04%.

For the fiscal year ended December 31, 2017, the administration fee rate, net of any applicable waivers, for the Russell 2000 Small-Cap Index was 0.00%.

BAL, as administrator for the Russell 2000 Small-Cap Index Acquiring Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.37%
Investor P Shares	0.37%
Institutional Shares	0.12%
Class K Shares[3]	0.07%

[1]

The contractual caps are in effect through April 30, 2019 for Investor A Shares, Institutional Shares and Class K Shares. The contractual cap on Investor P Shares is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]	The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.

MSCI EAFE International Index Acquiring Fund

BAL provides both investment advisory and administration services to the MSCI EAFE International Index Acquiring Fund under the BlackRock Index Funds, Inc. Management Agreement, as is described more fully in “Investment Advisory and Management Agreements – MSCI EAFE International Index Acquiring Fund” above. As described previously, the MSCI EAFE International Index Acquiring Fund pays BAL a management fee, computed daily and payable monthly, which is based on the MSCI EAFE International Index Acquiring Fund’s average daily net assets.

Advantage Large Cap Core Acquiring Fund

BlackRock Large Cap Series Funds, Inc., on behalf of the Advantage Large Cap Core Acquiring Fund, has entered into an administration agreement (the “BlackRock Large Cap Series Funds, Inc. Administration Agreement”) with BAL as administrator. BAL receives for its services to BlackRock Large Cap Series Funds, Inc. with respect to the Advantage Large Cap Core Acquiring Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Advantage Large Cap Core Acquiring Fund.

BAL has contractually agreed to cap net expenses of the Advantage Large Cap Core Acquiring Fund (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage Large Cap Core Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage Large Cap Core Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage Large Cap Core Acquiring Fund’s business, if any) of each share class of the Advantage Large Cap Core Acquiring Fund. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

Effective June 12, 2017 (except as noted below), with respect to the Advantage Large Cap Core Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.73%
Investor C Shares[3]	1.48%
Institutional Shares	0.48%
Class R Shares[3]	0.98%
Service Shares[3]	0.73%
Class K Shares[3,4]	0.43%

[1]

The contractual caps are in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No Investor C Shares, Class R Shares, Service Shares or Class K Shares will be issued in the Reorganization.

[4]	Class K Shares of the Advantage Large Cap Core Acquiring Fund commenced operations on January 26, 2018.

Prior to June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.14%
Investor C Shares[3,4]	N/A
Institutional Shares[4]	N/A
Class R Shares[3,4]	N/A
Service Shares[3,4]	N/A
Class K Shares[3,5]	N/A

[1]	The contractual caps expired on June 12, 2017.

[2]	As a percentage of average daily net assets.

[3]

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No Investor C Shares, Class R Shares, Service Shares or Class K Shares will be issued in the Reorganization.

[4]

Prior to June 12, 2017, there were no contractual caps on Total Annual Fund Operating Expenses in effect for Investor C Shares, Institutional Shares, Class R Shares and Service Shares of the Advantage Large Cap Core Acquiring Fund.

[5]	Class K Shares of the Advantage Large Cap Core Acquiring Fund had not yet commenced operations.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Advantage Large Cap Core Acquiring Master Portfolio affiliated money market fund waiver.

For the fiscal year ended September 30, 2017, BAL received administration fees, net of any applicable waivers, at the annual rate of 0.16% of Advantage Large Cap Core Acquiring Fund’s average daily net assets.

Advantage Small Cap Core Acquiring Fund

BAL serves as the Advantage Small Cap Core Acquiring Fund’s administrator pursuant to an administration agreement (the “BlackRock FundsSM Administration Agreement” and, together with the BlackRock Funds III Administration Agreement, the MIP Administration Agreement, the BlackRock Funds VI Administration Agreement, the MIP II Administration Agreement, the BlackRock Index Funds, Inc. Administration Agreement and the BlackRock Large Cap Series Funds, Inc. Administration Agreement, the “Acquiring Fund Administration Agreements”). BAL may from time to time voluntarily waive administration fees with respect to the Advantage Small Cap Core Acquiring Fund and may voluntarily reimburse the Advantage Small Cap Core Acquiring Fund for expenses.

Under the BlackRock FundsSM Administration Agreement, BlackRock FundsSM, on behalf of the Advantage Small Cap Core Acquiring Fund, pays to BAL a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.0425% of the first $500 million of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.040% of the next $500 million of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.0375% of the next $1 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.035% of the next $2 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.0325% of the next $9 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets and 0.030% of the average daily net assets of the Advantage Small Cap Core Acquiring Fund in excess of $13 billion and (ii) 0.020% of average daily net assets allocated to each class of shares of the Advantage Small Cap Core Acquiring Fund.

BlackRock FundsSM and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for BlackRock FundsSM with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of BlackRock FundsSM.

Pursuant to a shareholders’ administrative services agreement (the “Shareholders’ Administrative Services Agreement”), BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Advantage Small Cap Core Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Advantage International Acquiring Fund

BAL serves as the Advantage International Acquiring Fund’s administrator pursuant to the BlackRock FundsSM Administration Agreement. BAL may from time to time voluntarily waive administration fees with respect to the Advantage International Acquiring Fund and may voluntarily reimburse the Advantage International Acquiring Fund for expenses.

Under the BlackRock FundsSM Administration Agreement with BAL, BlackRock FundsSM, on behalf of the Advantage International Acquiring Fund, pays to BAL a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .0425% of the first $500 million of the Advantage International Acquiring Fund’s average daily net assets, .040% of the next $500 million of the Advantage International Acquiring Fund’s average daily net assets, .0375% of the next $1 billion of the Advantage International Acquiring Fund’s average daily net assets, .035% of the next $2 billion of the Advantage International Acquiring Fund’s average daily net assets, .0325% of the next $9 billion of the Advantage International Acquiring Fund’s average daily net assets and .030% of the average daily net assets of the Advantage International Acquiring Fund in excess of $13 billion and (ii) .020% of average daily net assets allocated to each class of shares of the Advantage International Acquiring Fund.

BlackRock FundsSM and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for BlackRock FundsSM with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of BlackRock FundsSM.

Pursuant to the Shareholders’ Administrative Services Agreement, BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Advantage International Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Municipal Bond Index Acquiring Fund

BFA provides both investment advisory and administration services to the Municipal Bond Index Acquiring Fund under the BlackRock FundsSM BFA Management Agreement, as is described more fully in “Investment Advisory and Management Agreements—Municipal Bond Index Acquiring Fund” above. As described previously, the Municipal Bond Index Acquiring Fund pays BFA a management fee, computed daily and payable monthly, which is based on the Municipal Bond Index Acquiring Fund’s average daily net assets.

Pursuant to the Shareholders’ Administrative Services Agreement, BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Municipal Bond Index Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Combined Funds

Each of the Acquiring Fund Administration Agreements and the Shareholders’ Administrative Services Agreement will remain in place following the Reorganizations and the fee rates of the Combined Funds under the applicable Acquiring Fund Administration Agreement and the Shareholders’ Administrative Services Agreement

will be identical to the current fees rates applicable to the Acquiring Funds, with the exception of CoreAlpha Bond Combined Fund which will have lower administration fees than CoreAlpha Bond Acquiring Fund upon the closing of the Reorganization. In addition, the contractual expense caps applicable to an Acquiring Fund will be retained or extended with respect to the respective Combined Fund as described above.

Other Service Providers

	Target Funds	Acquiring Funds
Distributor	State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BlackRock Investments, LLC 40 East 52nd Street New York, New York 10022
Custodian

For the S&P 500 Index Target Fund, the International Index Target Fund and the International Equity Target Fund:

State Street Bank and Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

For the Bond Target Fund, the Small Cap Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the Tax Advantaged Bond Target Fund:

JPMorgan Chase Bank, North American Insurance Securities Services

4 New York Plaza, 15th Floor

New York, New York 10004

For the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the Municipal Bond Index Acquiring Fund:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

For the Advantage Large Cap Core Acquiring Fund:

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts, 02109

For the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund:

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Transfer Agent	State Farm Investment Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

	Target Funds	Acquiring Funds
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606

For the S&P 500 Index Acquiring Fund and the CoreAlpha Bond Acquiring Fund:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, Pennsylvania 19103

For the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund:

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Accounting Services Provider	State Street Bank and Trust Company, 200 Clarendon Street Boston, Massachusetts 02116

For the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the Municipal Bond Index Acquiring Fund:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

For the Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund:

BNY Mellon Investment Servicing (US), Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

	Target Funds	Acquiring Funds
Fund Counsel	Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018

Combined Fund. Effective upon the closing of the Reorganizations, each Acquiring Fund’s current service providers will serve the applicable Combined Fund.

Sales Loads

Investor A Shares — Initial Sales Charge Option

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares of CoreAlpha Bond Acquiring Fund. An Acquiring Fund other than CoreAlpha Bond Acquiring Fund may also have sales charge and related waivers and reductions as described in its respective prospectus. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	4.00%	4.17%	3.75%
$25,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.

[2]

If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BAL compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 0.75% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Acquiring Fund dividends or capital gains.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege, or a waiver of the sales charge (described below).

Reductions or eliminations through a Letter of Intent or the right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BAL or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

Qualifying Holdings — Investor A and A1, Investor B, Investor C, C1, C2 and C3, Investor P, Institutional and Class K Shares (in most BlackRock Funds) and investments in the BlackRock CollegeAdvantage 529 Program.

Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Acquiring Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of the Acquiring Fund or any other BlackRock Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Acquiring Fund and/or the Financial Intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the Acquiring Fund’s Statement of Additional Information or contact your Financial Intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C, Investor P, Institutional and/or Class K Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Acquiring Fund.

The market value of current holdings in the BlackRock Funds (including Investor A, Investor B, Investor C, Investor P, Institutional and Class K Shares and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction.

The investor must notify the Acquiring Fund of (i) any current holdings in the BlackRock Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent.

During the term of the Letter of Intent, the Acquiring Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated

in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Acquiring Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A and A1, Investor B, Investor C, C1, C2 and C3, Investor P, Institutional and Class K Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BAL to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

The following persons may also buy Investor A Shares without paying a sales charge:

•	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;

•

Rollovers of current investments through certain employer-sponsored retirement plans, provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Acquiring Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;

•	Insurance company separate accounts;

•	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Acquiring Fund;

•	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;

•

Financial Intermediaries who have entered into an agreement with BRIL and have been approved by BRIL to offer Acquiring Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

•

Persons associated with the Acquiring Fund, the Acquiring Fund’s manager, the Acquiring Fund’s sub-advisers, transfer agent, BRIL, fund accounting agents, Barclays PLC and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock-advised Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and

•	State sponsored 529 college savings plans.

In addition, Financial Intermediaries may, in connection with a change in account type or otherwise in accordance with a Financial Intermediary’s policies and procedures, exchange one class of shares for Investor A Shares of the same BlackRock Fund. In such cases, such exchange would not be subject to an Investor A Shares sales charge. The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor Shares may be reduced or waived in certain circumstances, such as:

•	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Acquiring Fund through such plans;

•	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;

•	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006;

•	Redemptions made with respect to certain retirement plans sponsored by the Acquiring Fund, BAL or an affiliate;

•

Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

•	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

•	Involuntary redemptions made of shares in accounts with low balances;

•	Certain redemptions made through the Systematic Withdrawal Plan offered by the Acquiring Fund, BAL or an affiliate;

•	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and

•	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Acquiring Fund.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

More information about existing sales charge reductions and waivers will be available following the Registrant Reorganization free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the Acquiring Fund’s Statement of Additional Information.

Effective upon the closing of the Reorganization, the foregoing policies will apply to the Combined Fund.

Distributors; Distribution and Service Fees

State Farm VP Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001, serves as the principal underwriter and distributor for the continuous offering of shares of the Target Funds. State Farm VP Management Corp. is a registered broker-dealer, a member of the Financial Industry Regulatory Authority and a wholly owned subsidiary of SFIMC.

BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022, an affiliate of BAL, acts as the Acquiring Funds’ distributor and will act as distributor for the Combined Funds effective upon the closing of the Reorganizations.

The share classes of the Target Fund are subject to annual distribution and/or service fees at the following rates, expressed as a percentage of the Target Fund’s average daily net assets attributable to the share class:

Share Class*	Annual Distribution Fee Rate	Annual Service Fee Rate
Class A Shares	0.25%	None
Class B Shares (excluding the Bond Target Fund and the Tax Advantaged Bond Target Fund)	0.75%	0.20%
Class B Shares (for the Bond Target Fund and the Tax Advantaged Bond Target Fund)	0.65%	None
Legacy Class B Shares	0.65%	None
Premier Shares	0.25%	None
Class R-1 Shares	0.50%	None
Class R-2 Shares	0.30%	None
Class R-3 Shares	None	None
Institutional Shares	None	None

*	Shareholders of each class of the Target Funds will receive shares of the corresponding Acquiring Fund pursuant to the Share Class Mapping.

Effective for transactions occurring on or after April 1, 2017, State Farm VP Management Corp. waives receipt of all sales charges disclosed in this Combined Prospectus/Proxy Statement, and no sales charges disclosed in this Combined Prospectus/Proxy Statement apply to transactions in the Target Funds occurring on or after April 1, 2017. Effective April 1, 2017, State Farm VP Management Corp. waives receipt of all Rule 12b-1 Distribution and Service fees disclosed in this Combined Prospectus/Proxy Statement, and no Rule 12b-1 Distribution and Service fees apply with respect to the Target Funds on or after April 1, 2017. State Farm VP Management Corp. will discontinue waiving receipt of sales charges and Rule 12b-1 Distribution and Service fees if and when State Farm VP Management Corp. permits its registered representatives to resume their sales and servicing roles with respect to Target Fund shares and Target Fund shareholders. However, if you purchase shares of the Combined Funds after the closing of the Reorganizations, all applicable sales charges and/or CDSCs will apply to such purchases and/or redemptions of such shares in the Combined Funds.

The share classes of the Acquiring Funds are subject to annual distribution fees and/or service fees at the following rates, expressed as a percentage of the Acquiring Fund’s average daily net assets attributable to the share class:

Share Class*	Annual Distribution Fee Rate	Annual Service Fee Rate
Investor A Shares	None	0.25%
Investor P Shares	None	0.25%
Institutional Shares	None	None

*	Shareholders of each class of the Target Funds will receive shares of the corresponding Acquiring Fund pursuant to the Share Class Mapping.

The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Class K Shares and Service Shares. No shares from these share classes will be issued in the Reorganization.

The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Combined Fund. Effective upon the closing of the Reorganizations, the distribution and service fees of each Combined Fund will be the same as the distribution and service fees of the applicable Acquiring Fund.

Dividends and Distributions

The S&P 500 Index Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the International Equity Target Fund declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Target Fund and the Tax Advantaged Bond Target Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on the Bond Target Fund and the Tax Advantaged Bond Target Fund, if any, are generally paid annually.

The S&P 500 Index Acquiring Fund will distribute net investment income, if any, quarterly and net realized capital gains, if any, at least annually. The CoreAlpha Bond Acquiring Fund will distribute net investment income, if any, monthly and net realized capital gains, if any, at least annually. Each of the Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund, Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund, Advantage International Acquiring Fund and Municipal Bond Index Acquiring Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Acquiring Fund may also pay a special distribution at the end of the calendar year to comply with federal income tax requirements. Dividends may be reinvested automatically in shares of an Acquiring Fund at NAV without a sales charge or may be taken in cash.

Effective upon the closing of the Reorganizations, each Acquiring Fund’s dividends and distributions policy will be continued by the corresponding Combined Fund. Shares received by each Target Fund in the Reorganization will be valued as of the Valuation Time (as defined below), after the declaration and payment of dividends and distributions.

Purchase, Redemption, Exchange and Valuation of Shares

Shareholders should refer to each Acquiring Fund Prospectus for their applicable share class (a copy of which accompanies this Combined Prospectus/Proxy Statement) for the specific procedures applicable to purchases, exchanges and redemptions of shares. The following discussion describes the policies and procedures related to the purchase, redemption, exchange and valuation of shares of each applicable share class of each Acquiring Fund, which policies and procedures will be the same for the corresponding share class of each Combined Fund, respectively, effective upon the closing of the Reorganizations.

Purchasing Shares. Each Acquiring Fund offers its shares to the public on a continuous basis. Investors in an Acquiring Fund may purchase Investor A Shares and Institutional Shares of an Acquiring Fund either through their financial intermediary or directly through BlackRock by phone, mail or Internet. Investor P Shares of an Acquiring Fund are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the applicable Acquiring Fund’s distributor to offer such shares. Acquiring Fund shares may be purchased at a price based on the Acquiring Fund’s NAV, and subject to any applicable sales charges. Each Acquiring Fund’s NAV is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of such Acquiring Fund’s NAV after an order is placed. Any purchase orders placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) will be priced based on NAV determined that day, and subject to any applicable sales charges. Purchase orders placed after that time will be priced based on NAV determined on the next business day. Each Acquiring Fund limits Internet purchases in shares of the Acquiring Fund to $25,000 per trade; different maximums may apply to certain institutional investors.

Investor A Shares and Investor P Shares of each Acquiring Fund have a $1,000 minimum initial investment requirement for all accounts, except the minimum initial investment requirement is $50 if the investor is establishing an automatic investment plan. There is no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs). There is no minimum initial investment requirement for certain fee-based programs. There is a $50 minimum additional investment requirement for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum). The minimums for additional purchases may be waived under certain circumstances.

Institutional Shares of each Acquiring Fund are available to only certain investors, which include:

•

Individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, who may purchase shares of an Acquiring Fund through a financial intermediary that has entered into an agreement with the distributor to purchase such shares.

•

Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of an Acquiring Fund through a financial intermediary that has entered into an agreement with the distributor to purchase such shares.

•	Employees, officers and directors/trustees of BlackRock, Inc. or its affiliates (“BlackRock”) and immediate family members of such persons, if they open an account directly with BlackRock.

•	Participants in certain programs sponsored by BlackRock or its affiliates or other financial intermediaries.

•

Clients investing through financial intermediaries that have entered into an agreement with an Acquiring Fund’s distributor to offer such shares on a platform that charges a transaction based sales commission outside of such Acquiring Fund.

Institutional Shares of each Acquiring Fund have no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of an

Acquiring Fund through a financial intermediary that has entered into an agreement with such Acquiring Fund’s distributor to purchase such shares. There is also no minimum initial investment requirement for investors of financial intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with an Acquiring Fund’s distributor to offer Institutional Shares through a no-load program or investment platform. There is a $2 million minimum initial investment requirement for individuals and Institutional Investors. There is a $1,000 minimum initial investment requirement for clients investing through financial intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of an Acquiring Fund. Institutional Shares do not have a minimum additional investment requirement.

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by an investor’s financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the second business day (in the case of Investor A Shares of each of CoreAlpha Bond Acquiring Fund, Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund or the first business day (in the case of Investor P Shares of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund and Municipal Bond Index Acquiring Fund (together, the “Index Acquiring Funds”) and Institutional Shares of all of the Acquiring Funds) and following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and the investor and the financial intermediary will be responsible for any loss to an Acquiring Fund.

For Investor A Shares and Institutional Shares purchased directly from an Acquiring Fund, a check payable to “BlackRock Funds” which bears the name of the Acquiring Fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Acquiring Funds do not accept third-party checks. An investor may also wire Federal funds to an Acquiring Fund to purchase shares, but the investor must call (800) 441-7762 before doing so to confirm the wiring instructions. Investor P Shares may only be purchased through your financial intermediary.

Redeeming Shares. Shareholders may redeem Investor A Shares and Institutional Shares of an Acquiring Fund through their financial intermediary or directly through BlackRock by phone, mail or Internet. Investor P Shares may only be redeemed through your financial intermediary. None of the Acquiring Funds charge redemption fees. Acquiring Fund shares are redeemed at NAV, which is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of the Acquiring Fund’s NAV after an order is placed. For a redemption request to be priced at NAV on the day of the request, shareholders must submit the request prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at NAV at the close of business on the next business day.

A shareholder can make redemption requests through the shareholder’s financial intermediary. Certain financial intermediaries may charge a fee to process a redemption of shares. Regardless of the method an Acquiring Fund uses to make payment of redemption proceeds (check, wire or automated clearing house (“ACH”)), redemption proceeds typically will be sent one to two business days after the redemption request is submitted, but in any event, within seven days. The Acquiring Funds may reject an order to sell shares under certain circumstances.

For shares of an Acquiring Fund held directly with BlackRock, shareholder may redeem by telephone, such Acquiring Fund’s automated voice response unit (“VRU”), Internet and writing. If redeeming by telephone, shares held directly at BlackRock may be redeemed if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. If redeeming by an Acquiring Fund’s VRU service, payment for Investor A Shares redeemed by the VRU service may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. If redeeming by Internet, payment for shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Each Acquiring Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of such Acquiring Fund, an earlier payment could adversely affect the Acquiring Fund. No charge for sending redemption payments via ACH is imposed by the Acquiring Funds.

Under normal circumstances, each Acquiring Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of an Acquiring Fund’s portfolio may be comprised of less-liquid investments, an Acquiring Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another fund in the BlackRock mutual fund complex pursuant to an interfund lending program, to the extent permitted by such Acquiring Fund’s investment policies and restrictions as set forth in the Statement of Additional Information, and/or (iii) transferring portfolio securities in-kind to you. Each Acquiring Fund’s Statement of Additional Information includes more information about the Acquiring Fund’s line of credit and interfund lending program, to the extent applicable.

If an Acquiring Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Exchanging Shares. Investor A Shares and Institutional Shares of each Acquiring Fund are generally exchangeable for shares of the same class of another fund in the BlackRock mutual fund complex. Investor P Shares are generally exchangeable for shares of Investor P Shares of another fund in the BlackRock mutual fund complex, to the extent such shares are offered by your financial intermediary. Shareholders can exchange $1,000 or more of Investor A Shares or Investor P Shares from one fund into the same class of another fund which offers that class of shares (shareholders can exchange less than $1,000 of Investor A Shares or Investor P Shares if they already have an account in the fund into which they are exchanging). There is no required minimum amount with respect to exchanges of Institutional Shares. Shares are exchanged at NAV.

Investors may only exchange into a share class and fund that are open to new investors or in which the investor has a current account if the fund is closed to new investors.

Some of the funds in the BlackRock mutual fund complex impose a different initial or deferred sales charge schedule. Therefore, with respect to the Index Acquiring Funds, the exchange of Investor A Shares may be subject to that sales charge. Such Investor A Shares that were obtained with the exchange privilege that originally were shares of a BlackRock Fund that were subject to a sales charge can be exchanged for Investor A Shares of another BlackRock Fund based on their respective NAVs. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to an investor’s original purchase will apply to the shares the investor receives in the exchange and any subsequent exchange.

To exercise the exchange privilege, investors may contact their financial intermediary. Alternatively, if an investor’s account is held directly with BlackRock, the investor may: (i) call (800) 441-7762 and speak with one of BlackRock’s representatives, (ii) make the exchange via the Internet by accessing the investor’s account online at www.blackrock.com, or (iii) send a written request to your Acquiring Fund at the address on the back cover of its Prospectus.

Although there is currently no limit on the number of exchanges that an investor can make, the exchange privilege may be modified or terminated at any time in the future. Each Acquiring Fund may suspend or terminate an investor’s exchange privilege at any time for any reason, including if such Acquiring Fund believes, in its sole discretion, that the investor is engaging in market timing activities. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult a tax adviser or other financial intermediary before making an exchange request.

Comparison of Valuation Policies.

Acquiring Funds

When you buy Acquiring Fund shares, you pay the NAV, plus any applicable sales charge. This is the offering price. Investor A Shares of CoreAlpha Bond Acquiring Fund and Investor P Shares of Municipal Bond Index Acquiring Fund are subject to a maximum front-end sales charge of 4.00% as a percentage of offering price. Investor A Shares of Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund and Investor P Shares of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund and MSCI EAFE International Index Acquiring Fund each are subject to a maximum front-end sales charge of 5.25% as a percentage of offering price. Investor A Shares of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund and Municipal Bond Index Acquiring Fund and Institutional Shares of each Acquiring Fund do not charge a front-end sales charge. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. Each Acquiring Fund calculates the NAV of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. The Acquiring Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Acquiring Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Acquiring Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but an Acquiring Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost. Shares of underlying open-end funds are valued at NAV.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by an Acquiring Fund may trade on weekends or other days when the Acquiring Fund does not price its shares. As a result, the Acquiring Fund’s NAV may change on days when you will not be able to purchase or redeem the Acquiring Fund’s shares.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Acquiring Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BAL or BFA to be reliable, the Acquiring Fund’s investments are valued at fair value. Fair value determinations are made by BAL or BFA in accordance with procedures approved by the Acquiring Board. BAL or BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BAL or BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BAL or BFA determines, in its business judgment prior to or at the time of pricing the Acquiring Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by an Acquiring Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of an Acquiring Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of the Acquiring Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Acquiring Fund’s NAV.

Each Acquiring Fund may accept orders from certain authorized financial intermediaries or their designees. Each Acquiring Fund will be deemed to receive an order when accepted by the financial intermediary or designee and the order will receive the NAV next computed by the Acquiring Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Target Funds

The offering price of the shares of each Target Fund is its NAV, plus an initial sales charge on Class A and Premier Shares. NAV is calculated by adding all of the assets of a Target Fund, subtracting the Target Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Target Fund. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business.

The NAV for each Target Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Shares of a Target Fund will not be priced on days when the NYSE is closed. Each Target Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that such Target Board believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to a Target Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of regular trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of each Target Fund fairly and accurately represents the value of such Target Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of each Target Fund’s holdings and the reflection of that change in such Target Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Target Board determines that this does not represent fair value.

Combined Funds

Effective upon the closing of the Reorganization, each Combined Fund’s valuation policies will be those of the corresponding Acquiring Fund.

Tax Information

The Acquiring Funds’ dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements. Although this cannot be predicted with any certainty, each of iShares S&P 500 Index Acquiring Fund and BlackRock CoreAlpha Bond Acquiring Fund anticipates that a significant amount of its dividends, if any, will consist of ordinary income, and each of Russell 2000 Small-Cap Index Acquiring Fund, iShares MSCI EAFE International Index Acquiring Fund, Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. If you redeem Acquiring Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Payments to Broker/Dealers and Other Financial Intermediaries

Acquiring Funds. If you purchase shares of an Acquiring Fund through a broker-dealer or other financial intermediary, the Acquiring Fund and BRIL, or its affiliates, may pay the intermediary for the sale of Acquiring Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend an Acquiring Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Target Funds. If you purchase shares of a Target Fund through a broker-dealer or other financial intermediary (such as a bank), the Target Fund and its related companies may pay the intermediary for the sale of Target Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Target Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Disclosure of Portfolio Holdings

For a discussion of the Acquiring Funds’ and Target Funds’ policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Acquiring Funds’ and Target Funds’ Statements of Additional Information, respectively.

Market Timing Trading Policies and Procedures

Acquiring Funds. The Acquiring Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. Each Acquiring Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Acquiring Fund shares that it determines may be detrimental to the Acquiring Fund or long-term shareholders. If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, an Acquiring Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. See each Acquiring Fund’s Prospectuses—“Account Information—Short-Term Trading Policy.”

Target Funds. The Target Funds are not an appropriate investment for short-term investors who desire to trade the Target Funds frequently in anticipation of, or reaction to, short term market price movement. The Target Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Target Funds. Market timing risks include the dilution in value of Target Fund shares held by the Target Fund’s other shareholders; interference with the efficient management of the Target Fund’s portfolio; and increased administrative costs for all Target Fund shareholders. The Target Board has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Target Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•	The documents provided by your plan sponsor or administrator may limit the number of times that you can exchange out of a Target Fund and into another Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables for the Investor A Shares and Institutional Shares of the S&P 500 Index Acquiring Fund, as applicable, that are contained in the S&P 500 Index Acquiring Fund’s Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement, have been derived from the financial statements audited by PricewaterhouseCoopers LLP. The financial highlights tables for the Investor A Shares and Institutional Shares of the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund, as applicable, that are contained in such Acquiring Fund’s Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement, have been derived from the financial statements audited by Deloitte & Touche LLP. As the Municipal Bond Index Acquiring Fund is recently organized, there is no financial highlights table for such Acquiring Fund. As Investor P Shares of the S&P 500 Index Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund have only recently launched, there are no financial highlights tables for Investor P Shares of those Acquiring Funds. Financial highlights tables for the share classes of the Target Funds may be found in the Target Fund’s Prospectus, Annual Reports and, if applicable, Semi-Annual Reports, which are available without charge by calling (800) 447-4930.

Financial highlights tables for the Investor A Shares and Institutional Shares of the CoreAlpha Bond Predecessor Fund are set out below. Although the CoreAlpha Bond Acquiring Fund has not commenced operations as of the date of this Combined Prospectus/Proxy Statement, as a result of the proposed Registrant Reorganization, the Financial Highlights information presented for CoreAlpha Bond Acquiring Fund is the financial history of the CoreAlpha Bond Predecessor Fund. The Financial Highlights table is intended to help you understand the CoreAlpha Bond Predecessor Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate that a shareholder would have earned or lost on an investment in the CoreAlpha Bond Predecessor Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the CoreAlpha Bond Predecessor Fund’s financial statements, is included in the CoreAlpha Bond Predecessor Fund’s Annual Report, which is available upon request.

Financial Highlights (continued)

	iShares S&P 500 Index Fund
	Institutional
	Year Ended December 31,								Period 04/10/13 (a) to 12/31/13
(For a share outstanding throughout each period)	2017		2016		2015		2014
Net asset value, beginning of period	$267.04		$244.52		$247.36		$221.97		$190.60

Net investment income(b)	5.42		5.13		4.79		4.28		2.89
Net realized and unrealized gain (loss)	52.02		23.55		(1.71)		25.50		31.21

Net increase from investment operations	57.44		28.68		3.08		29.78		34.10

Distributions:(c)
From net investment income	(5.32)		(5.08)		(4.77)		(4.39)		(2.73)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(6.17)		(6.16)		(5.92)		(4.39)		(2.73)

Net asset value, end of period	$318.31		$267.04		$244.52		$247.36		$221.97

Total Return(d)
Based on net asset value	21.68%		11.84%		1.28%		13.53%		18.03	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)	0.23	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)	0.23	%(g)(i)

Net investment income	1.86	%(g)	2.04	%(g)	1.93	%(h)	1.84	%(g)	1.93	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$3,596,342		$4,290,475		$3,247,607		$1,909,077		$1,570,760

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Annualized.

Financial Highlights (continued)

	iShares S&P 500 Index Fund
	Investor A
	Year Ended December 31,								Period 04/10/13 (a) to 12/31/13
(For a share outstanding throughout each period)	2017		2016		2015		2014
Net asset value, beginning of period	$266.99		$244.52		$247.35		$221.96		$190.60

Net investment income(b)	4.71		4.49		4.16		3.68		2.50
Net realized and unrealized gain (loss)	51.97		23.53		(1.69)		25.51		31.23

Net increase from investment operations	56.68		28.02		2.47		29.19		33.73

Distributions:(c)
From net investment income	(4.59)		(4.47)		(4.15)		(3.80)		(2.37)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(5.44)		(5.55)		(5.30)		(3.80)		(2.37)

Net asset value, end of period	$318.23		$266.99		$244.52		$247.35		$221.96

Total Return(d)
Based on net asset value	21.38%		11.56%		1.03%		13.25%		17.82	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)	0.48	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)	0.48	%(g)(i)

Net investment income	1.61	%(g)	1.79	%(g)	1.68	%(h)	1.59	%(g)	1.67	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$2,271,969		$1,774,331		$1,281,538		$1,149,714		$1,046,428

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Annualized.

Financial Highlights (continued)

	BlackRock CoreAlpha Bond Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.22	$10.32	$10.57	$10.19	$10.72

Net investment income(a)	0.25	0.24	0.26	0.26	0.22
Net realized and unrealized gain (loss)	0.17	0.01	(0.20)	0.39	(0.48)

Net increase (decrease) from investment operations	0.42	0.25	0.06	0.65	(0.26)

Distributions:(b)
From net investment income	(0.25)	(0.22)	(0.25)	(0.26)	(0.25)
From net realized gain	—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.29)	(0.35)	(0.31)	(0.27)	(0.27)

Net asset value, end of year	$10.35	$10.22	$10.32	$10.57	$10.19

Total Return(d)
Based on net asset value	4.19%	2.37%	0.48%	6.45%	(2.44)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.35%	0.35%	0.35%	0.35%	0.36%

Total expenses after fees waived and/or reimbursed(f)	0.34%	0.35%	0.35%	0.34%	0.34%

Net investment income(f)	2.44%	2.24%	2.48%	2.53%	2.16%

Supplemental Data
Net assets, end of year (000)	$496,618	$345,259	$236,267	$183,880	$99,630

Portfolio turnover rate of the Master Portfolio(g)	515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02	—	—	—	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

Financial Highlights (continued)

	BlackRock CoreAlpha Bond Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.22	$10.32	$10.58	$10.19	$10.72

Net investment income(a)	0.20	0.20	0.22	0.23	0.18
Net realized and unrealized gain (loss)	0.19	0.01	(0.21)	0.39	(0.48)

Net increase (decrease) from investment operations	0.39	0.21	0.01	0.62	(0.30)

Distributions:(b)
From net investment income	(0.22)	(0.18)	(0.21)	(0.22)	(0.21)
From net realized gain	—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.26)	(0.31)	(0.27)	(0.23)	(0.23)

Net asset value, end of year	$10.35	$10.22	$10.32	$10.58	$10.19

Total Return(d)
Based on net asset value	3.83%	2.01%	0.04%	6.18%	(2.78)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.69%	0.70%	0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed(f)	0.69%	0.69%	0.70%	0.69%	0.69%

Net investment income(f)	1.99%	1.92%	2.13%	2.19%	1.78%

Supplemental Data
Net assets, end of year (000)	$485	$1,695	$2,463	$1,776	$166

Portfolio turnover rate of the Master Portfolio(g)	515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02	—	—	—	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

Financial Highlights (continued)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$17.76	$15.32		$16.60	$17.51	$12.99

Net investment income(a)	0.25	0.23		0.24	0.20	0.22
Net realized and unrealized gain (loss)	2.34	3.03		(0.97)	0.56	4.83

Net increase (decrease) from investment operations	2.59	3.26		(0.73)	0.76	5.05

Distributions:(b)
From net investment income	(0.21)	(0.22)		(0.14)	(0.26)	(0.19)
From net realized gain	(0.42)	(0.60)		(0.41)	(1.41)	(0.34)

Total distributions	(0.63)	(0.82)		(0.55)	(1.67)	(0.53)

Net asset value, end of year	$19.72	$17.76		$15.32	$16.60	$17.51

Total Return(c)
Based on net asset value	14.55%	21.33%		(4.43)%	4.81%	39.14%

Ratios to Average Net Assets(d)(e)
Total expenses	0.18%	0.19	%(f)	0.22%	0.35%	0.51%

Total expenses after fees waived and/or reimbursed	0.11%	0.14	%(f)	0.16%	0.23%	0.29%

Net investment income	1.36%	1.44	%(f)	1.47%	1.17%	1.45%

Supplemental Data
Net assets, end of year (000)	$167,351	$229,491		$148,148	$46,988	$60,707

Portfolio turnover rate of the Series	30%	39%		37%	21%	22%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

(e)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

(f)	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

Financial Highlights (continued)

	iShares Russell 2000 Small-Cap Index Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$17.78	$15.34		$16.61	$17.52	$13.01

Net investment income(a)	0.21	0.18		0.18	0.16	0.19
Net realized and unrealized gain (loss)	2.34	3.03		(0.95)	0.56	4.82

Net increase (decrease) from investment operations	2.55	3.21		(0.77)	0.72	5.01

Distributions:(b)
From net investment income	(0.17)	(0.17)		(0.09)	(0.22)	(0.16)
From net realized gain	(0.42)	(0.60)		(0.41)	(1.41)	(0.34)

Total distributions	(0.59)	(0.77)		(0.50)	(1.63)	(0.50)

Net asset value, end of year	$19.74	$17.78		$15.34	$16.61	$17.52

Total Return(c)
Based on net asset value	14.35%	21.04%		(4.66)%	4.54%	38.72%

Ratios to Average Net Assets(d)(e)
Total expenses	0.45%	0.49	%(f)	0.53%	0.63%	0.77%

Total expenses after fees waived and/or reimbursed	0.37%	0.41	%(f)	0.43%	0.48%	0.55%

Net investment income	1.13%	1.14	%(f)	1.09%	0.95%	1.20%

Supplemental Data
Net assets, end of year (000)	$249,980	$116,722		$87,930	$83,859	$83,118

Portfolio turnover rate of the Series	30%	39%		37%	21%	22%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

(e)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

(f)	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

Financial Highlights (continued)

	iShares MSCI EAFE International Index Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015		2014		2013
Net asset value, beginning of year	$11.60	$11.81		$12.21		$13.11		$11.06

Net investment income(a)	0.39	0.28		0.34		0.24		0.32
Net realized and unrealized gain (loss)	2.53	(0.16)		(0.46)		(1.04)		2.04

Net increase (decrease) from investment operations	2.92	0.12		(0.12)		(0.80)		2.36

Distributions from net investment income(b)	(0.34)	(0.33)		(0.28)		(0.10)		(0.31)

Net asset value, end of year	$14.18	$11.60		$11.81		$12.21		$13.11

Total Return(c)
Based on net asset value	25.24%	0.99%		(0.91)%		(6.13)%		21.52%

Ratios to Average Net Assets
Total expenses	0.09%	0.15	%(d)(e)	0.12	%(d)(e)	0.16	%(d)(e)	0.40	%(d)(e)

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.09%	0.11	%(d)(e)	0.09	%(d)(e)	0.11	%(d)(e)	0.35	%(d)(e)

Net investment income	2.92%	2.44	%(d)(e)	2.68	%(d)(e)	1.91	%(d)(e)	2.64	%(d)(e)

Supplemental Data
Net assets, end of year (000)	$705,986	$649,763		$2,702,936		$1,764,794		$71,826

Portfolio turnover rate	23%	42	%(f)	9	%(g)	6	%(g)	8	%(g)

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the Fund’s share of Master International Index’s allocated expenses and/or net investment income.

(e)	Includes the Fund’s share of Master International Index’s allocated fees waived of less than 0.01%.

(f)	Portfolio turnover rate includes transactions from Master International Index prior to August 1, 2016.

(g)	Portfolio turnover rate of Master International Index.

Financial Highlights (continued)

	iShares MSCI EAFE International Index Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015		2014		2013
Net asset value, beginning of year	$11.54	$11.75		$12.12		$13.02		$10.99

Net investment income(a)	0.34	0.32		0.32		0.41		0.29
Net realized and unrealized gain (loss)	2.52	(0.23)		(0.46)		(1.25)		2.02

Net increase (decrease) from investment operations	2.86	0.09		(0.14)		(0.84)		2.31

Distributions from net investment income(b)	(0.31)	(0.30)		(0.23)		(0.06)		(0.28)

Net asset value, end of year	$14.09	$11.54		$11.75		$12.12		$13.02

Total Return(c)
Based on net asset value	24.84%	0.78%		(1.14)%		(6.45)%		21.20%

Ratios to Average Net Assets
Total expenses	0.36%	0.38	%(d)(e)	0.42	%(d)(e)	0.52	%(d)(e)	0.69	%(d)(e)

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.35%	0.37	%(d)(e)	0.37	%(d)(e)	0.43	%(d)(e)	0.60	%(d)(e)

Net investment income	2.60%	2.78	%(d)(e)	2.54	%(d)(e)	3.13	%(d)(e)	2.41	%(d)(e)

Supplemental Data
Net assets, end of year (000)	$373,846	$238,053		$168,008		$332,475		$308,624

Portfolio turnover rate	23%	42	%(f)	9	%(g)	6	%(g)	8	%(g)

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the Fund’s share of Master International Index’s allocated expenses and/or net investment income.

(e)	Includes the Fund’s share of Master International Index’s allocated fees waived of less than 0.01%.

(f)	Portfolio turnover rate includes transactions from Master International Index prior to August 1, 2016.

(g)	Portfolio turnover rate of Master International Index.

Financial Highlights (continued)

	BlackRock Advantage Large Cap Core Fund
	Institutional
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2017		2016		2015	2014	2013
Net asset value, beginning of period	$21.42		$18.51		$17.36		$17.68	$14.85	$12.64

Net investment income(a)	0.13		0.21		0.16		0.13	0.12	0.12
Net realized and unrealized gain (loss)	1.21		4.01		1.55		(0.35)	2.71	2.36

Net increase (decrease) from investment operations	1.34		4.22		1.71		(0.22)	2.83	2.48

Distributions(b)
From net investment income	(0.23)		(0.19)		(0.12)		(0.10)	—	(0.27)
From net realized gain	(5.97)		(1.12)		(0.44)		—	—	—

Total distributions	(6.20)		(1.31)		(0.56)		(0.10)	—	(0.27)

Net asset value, end of period	$16.56		$21.42		$18.51		$17.36	$17.68	$14.85

Total Return(c)
Based on net asset value	6.90	%(d)(e)	23.78	%(e)	9.97	%(e)	(1.25)%	19.06%	20.00%

Ratios to Average Net Assets(f)
Total expenses(g)	0.80	%(h)	0.86%		0.88%		0.87%	0.88%	0.88%

Total expenses after fees waived and/or reimbursed(g)	0.48	%(h)	0.75%		0.87%		0.87%	0.87%	0.88%

Net investment income(g)	1.48	%(h)	1.07%		0.88%		0.72%	0.70%	0.90%

Supplemental Data
Net assets, end of period (000)	$1,102,020		$514,830		$450,066		$458,589	$503,035	$527,236

Portfolio turnover rate of the Portfolio	74%		130%		39%		41%	40%	50%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Aggregate total return.

(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.

(f)	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

(g)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

(h)	Annualized.

Financial Highlights (continued)

	BlackRock Advantage Large Cap Core Fund
	Investor A
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2017		2016		2015	2014	2013
Net asset value, beginning of period	$20.84		$18.04		$16.93		$17.24	$14.52	$12.34

Net investment income(a)	0.11		0.16		0.11		0.08	0.07	0.09
Net realized and unrealized gain (loss)	1.18		3.89		1.51		(0.33)	2.65	2.30

Net increase (decrease) from investment operations	1.29		4.05		1.62		(0.25)	2.72	2.39

Distributions(b)
From net investment income	(0.18)		(0.13)		(0.07)		(0.06)	—	(0.21)
From net realized gain	(5.97)		(1.12)		(0.44)		—	—	—

Total distributions	(6.15)		(1.25)		(0.51)		(0.06)	—	(0.21)

Net asset value, end of period	$15.98		$20.84		$18.04		$16.93	$17.24	$14.52

Total Return(c)
Based on net asset value	6.81	%(d)(e)	23.38	%(e)	9.67	%(e)	(1.47)%	18.73%	19.71%

Ratios to Average Net Assets(f)
Total expenses(g)	1.14	%(h)	1.22%		1.24%		1.23%	1.24%	1.26%

Total expenses after fees waived and/or reimbursed(g)	0.73	%(h)	1.00%		1.14%		1.14%	1.14%	1.14%

Net investment income(g)	1.22	%(h)	0.81%		0.62%		0.45%	0.44%	0.65%

Supplemental Data
Net assets, end of period (000)	$882,253		$905,826		$747,639		$750,260	$810,944	$732,669

Portfolio turnover rate of the Portfolio	74%		130%		39%		41%	40%	50%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Aggregate total return.

(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.

(f)	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

(g)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

(h)	Annualized.

Financial Highlights (continued)

	BlackRock Advantage Small Cap Core Fund
	Institutional
	Year Ended May 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.70	$10.59	$11.74	$11.80	$10.37

Net investment income(a)	0.11	0.10	0.08	0.08	0.07
Net realized and unrealized gain (loss)	2.37	2.10	(0.64)	1.02	2.06

Net increase (decrease) from investment operations	2.48	2.20	(0.56)	1.10	2.13

Distributions:(b)
From net investment income	(0.09)	(0.06)	(0.10)	(0.04)	(0.15)
From net realized gain	(0.29)	(0.03)	(0.49)	(1.12)	(0.55)

Total distributions	(0.38)	(0.09)	(0.59)	(1.16)	(0.70)

Net asset value, end of year	$14.80	$12.70	$10.59	$11.74	$11.80

Total Return:(c)
Based on net asset value.	19.82%	20.84%	(4.80)%	10.24%	20.85%

Ratios to Average Net Assets:
Total expenses	0.66%	1.05%	3.15%	3.43%	6.26%

Total expenses after fees waived and/or reimbursed	0.50%	0.54%	0.69%	0.70%	0.71	%(d)

Net investment income	0.83%	0.78%	0.80%	0.66%	0.61%

Supplemental Data:
Net assets, end of year (000)	$356,274	$56,603	$10,302	$6,122	$6,095

Portfolio turnover rate	104%	127%	171%	148%	145%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes certain tax expenses. Excluding such tax expenses, total expenses after fees waived and/or reimbursed would have been 0.70%.

Financial Highlights (continued)

	BlackRock Advantage Small Cap Core Fund
	Investor A
	Year Ended May 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.66	$10.56	$11.71	$11.78	$10.37

Net investment income (loss)(a)	0.09	0.06	0.06	0.05	(0.01)
Net realized and unrealized gain (loss)	2.34	2.10	(0.65)	1.01	2.10

Net increase (decrease) from investment operations	2.43	2.16	(0.59)	1.06	2.09

Distributions:(b)
From net investment income	(0.07)	(0.03)	(0.07)	(0.02)	(0.13)
From net realized gain	(0.29)	(0.03)	(0.49)	(1.11)	(0.55)

Total distributions	(0.36)	(0.06)	(0.56)	(1.13)	(0.68)

Net asset value, end of year	$14.73	$12.66	$10.56	$11.71	$11.78

Total Return:(c)
Based on net asset value	19.51%	20.51%	(5.02)%	9.96%	20.49%

Ratios to Average Net Assets:
Total expenses	1.08%	1.39%	3.60%	3.70%	8.25%

Total expenses after fees waived and/or reimbursed	0.75%	0.83%	0.95%	0.95%	0.95%

Net investment income (loss)	0.64%	0.51%	0.58%	0.43%	(0.11)%

Supplemental Data:
Net assets, end of year (000)	$79,515	$6,389	$3,191	$2,736	$899

Portfolio turnover rate	104%	127%	171%	148%	145%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

Financial Highlights (continued)

	BlackRock Advantage International Fund
	Institutional
	Six Months Ended 03/31/2018 (Unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.77		$14.50	$13.34	$14.19	$13.42	$11.11

Net investment income(a)	0.15		0.19	0.09	0.09	0.12	0.10
Net realized and unrealized gain (loss)	0.39		2.37	1.18	(0.69)	0.65	2.36

Net increase (decrease) from investment operations	0.54		2.56	1.27	(0.60)	0.77	2.46

Distributions(b)
From net investment income	(0.13)		(0.29)	(0.11)	(0.25)	—	(0.15)

Net asset value, end of period	$17.18		$16.77	$14.50	$13.34	$14.19	$13.42

Total Return(c)
Based on net asset value	3.20	%(d)(e)	17.99%	9.60%	(4.28)%	5.74%	22.40%

Ratios to Average Net Assets
Total expenses	0.83	%(f)	1.10%	1.21%	1.21%	1.20%	1.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.64	%(f)	0.86%	1.06%	1.06%	1.06%	1.06%

Net investment income	1.72	%(f)	1.20%	0.68%	0.62%	0.82%	0.83%

Supplemental Data
Net assets, end of period (000)	$394,505		$116,595	$52,490	$57,826	$61,601	$63,182

Portfolio turnover rate	49%		177%	67%	64%	99%	149%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the litigation settlement amount. Excluding this amount, the Fund’s total return is 3.14%.

(e)	Aggregate total return.

(f)	Annualized.

Financial Highlights (continued)

	BlackRock Advantage International Fund
	Investor A
	Six Months Ended 03/31/2018 (Unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.60		$14.35	$13.20	$14.04	$13.32	$11.02

Net investment income(a)	0.11		0.12	0.06	0.05	0.08	0.07
Net realized and unrealized gain (loss)	0.39		2.38	1.16	(0.68)	0.64	2.35

Net increase (decrease) from investment operations	0.50		2.50	1.22	(0.63)	0.72	2.42

Distributions(b)
From net investment income	(0.10)		(0.25)	(0.07)	(0.21)	—	(0.12)

Net asset value, end of period	$17.00		$16.60	$14.35	$13.20	$14.04	$13.32

Total Return(c)
Based on net asset value	3.01	%(d)(e)	17.71%	9.30%	(4.55)%	5.41%	22.14%

Ratios to Average Net Assets
Total expenses	1.09	%(f)	1.42%	1.49%	1.48%	1.46%	1.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.89	%(f)	1.19%	1.33%	1.33%	1.33%	1.33%

Net investment income	1.32	%(f)	0.82%	0.46%	0.35%	0.56%	0.56%

Supplemental Data
Net assets, end of period (000)	$304,299		$169,806	$153,886	$163,932	$191,653	$202,343

Portfolio turnover rate	49%		177%	67%	64%	99%	149%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Includes the litigation settlement amount. Excluding this amount, the Fund’s total return is 2.95%.

(e)	Aggregate total return.

(f)	Annualized.

INFORMATION ABOUT THE REORGANIZATION

The following summary of each Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II—“Form of Agreement and Plan of Reorganization” and is incorporated herein by reference.

Under each Reorganization Agreement, a Reorganization will consist of: (i) the transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund, in exchange for the assumption by such Acquiring Fund of all of the Target Fund’s Stated Liabilities (as defined in Appendix II) and newly-issued shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution , on or as soon as practicable after the Closing Date (as defined in Appendix II), of the Acquiring Fund Shares (including fractional shares) by such Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of the Target Trust. Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement. Current shareholders of Class A, Class B, Legacy Class B, Premier, Class R-1 Shares and Class R-2 Shares of each of Bond Target Fund, Equity Target Fund, Small/Mid Cap Equity Target Fund and International Equity Target Fund will own Investor A Shares of the applicable Combined Fund. Current shareholders of Class A, Class B, Legacy Class B and Premier Shares of each of S&P 500 Index Target Fund, Small Cap Index Target Fund, International Index Target Fund and, if applicable, Tax Advantaged Bond Target Fund will own Investor A Shares or Investor P Shares of the applicable Combined Fund pursuant to the Share Class Mapping. Current shareholders of Class R-1 and Class R-2 Shares of each of S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund will own Investor P Shares of the applicable Combined Fund. Current shareholders of Institutional and Class R-3 Shares of each Target Fund, if applicable, will own Institutional Shares of the applicable Combined Fund. The number of Acquiring Fund Shares that a Target Fund’s shareholders receive will depend on the relative net asset value of the Acquiring Fund Shares issued to the applicable share class of the corresponding Target Fund computed as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”), after the declaration and payment of the dividends and/or other distributions. Such NAV will be determined in accordance with the Acquiring Funds’ valuation procedures.

Each Target Fund expects to distribute the Acquiring Fund Shares to the shareholders of the corresponding Target Fund on or as soon as practicable after the Closing Date. The distribution of Acquiring Fund Shares to a Target Fund’s shareholders will be accomplished by opening new accounts on the books of such Acquiring Fund in the names of the corresponding Target Fund’s shareholders and transferring to those shareholder accounts the shares of such Acquiring Fund. Such newly-opened accounts on the books of an Acquiring Fund will represent the pro rata number of shares that the Target Fund is to receive under the terms of the Reorganization Agreement.

Upon distribution of such shares, all outstanding shares of the Target Funds will be redeemed on or as soon as practicable after the Closing Date in accordance with applicable state law and the charter of the Target Trust. Thereafter, the Target Fund will be abolished as a series of the Target Trust under Delaware state law.

No sales charge or fee of any kind will be assessed to a Target Fund’s shareholders in connection with their receipt of shares of the corresponding Acquiring Fund in the applicable Reorganization. Upon the approval of the Reorganizations, Target Fund shareholders will not need to take any additional action and Target Fund shares will be exchanged for applicable shares of the Acquiring Fund pursuant to the Agreement and Plan of Reorganization. Each Fund has made certain standard representations and warranties to each other regarding organization, status and conduct of business.

Unless waived in accordance with each Reorganization Agreement, the obligations of each Acquiring Fund and each Target Fund are conditioned upon, among other things:

•	the approval of the applicable Reorganization Agreement, which provides for the applicable Reorganization, by the Target Board and the Acquiring Boards;

•	the approval of the applicable Reorganization Agreement by the shareholders of each Target Fund;

•

the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the applicable Reorganization Agreement under Section 25(c) of the 1940 Act;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the applicable Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the 1933 Act pertaining thereto;

•	the declaration of a dividend or dividends by each Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the applicable Reorganization for U.S. federal income tax purposes.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the parties, either before or after approval thereof by the shareholders of the applicable Target Fund.

The Target Board, including all of the Independent Trustees, recommends that you vote to approve the applicable Reorganization, as it believes each Reorganization is in the best interests of the applicable Target Fund (as described more fully in “Reasons for the Reorganizations” below).

Reasons for the Reorganizations

SFIMC, after a review of the nature and goals of its mutual fund advisory business, determined to reduce the extent of its mutual fund advisory business activities. As a result of this review and in consideration of the nature of the Target Funds’ shareholder base, including the desire for SFMAIC agents to continue to maintain their relationship with those clients/shareholders, SFIMC presented the Target Board with information on possible strategic dispositions within its mutual fund business, including relating to the Target Funds. After considering and evaluating several possible prominent and well-managed mutual fund complexes, SFIMC recommended that the Target Board approve the Reorganization of each Target Fund with and into a corresponding Acquiring Fund.

The Target Board discussed and considered matters relating to the proposed Reorganizations at the State Farm Merger Evaluation Meetings. During the course of the State Farm Merger Evaluation Meetings, the Target Board requested, received and discussed information from various parties, including from SFIMC, BFA and/or BAL, regarding (i) the structure, terms and conditions and anticipated timeline of the Reorganizations; (ii) the rationale for the Reorganizations, as well as comparative data and information with respect to the Target Funds and Acquiring Funds; (iii) the expected impact of the Reorganizations on each Target Fund and its shareholders; (iv) BFA’s and BAL’s organization, personnel and affiliates; (v) BFA’s and BAL’s investment philosophy and process; (vi) BFA’s and BAL’s experience in providing investment advisory services to mutual funds; (vii) BFA’s and BAL’s operational, legal and compliance capabilities, as well as its financial conditions and resources; (viii) the services provided by, and BFA’s and BAL’s administration and oversight of, the Acquiring Funds’ third-party service providers; (ix) the key distribution channels and intermediary relationships for the

Acquiring Funds; and (x) the composition and governance of the Acquiring Boards. The Target Board also received and considered information from counsel to the Independent Trustees regarding the duties of the Target Board in considering the Reorganizations. During the course of the Target Board’s deliberations, the Independent Trustees were advised by and received assistance from their independent counsel, including in executive sessions. In addition, during several State Farm Merger Evaluation Meetings, the Independent Trustees of the Target Board met with a number of management personnel of BFA and BAL, as well as the Chief Compliance Officer of the Acquiring Trusts. In addition, the chair of the Acquiring Boards and directors/trustees of certain other BlackRock mutual funds advised by BFA and/or BAL also met in person or via videoconference with the entire Target Board.

At the Approval Meeting, the Target Board, including all of the Independent Trustees, unanimously approved each Agreement and Plan of Reorganization and voted to recommend that the shareholders of each Target Fund also approve the applicable Agreement and Plan of Reorganization. The Target Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Target Board at the Approval Meeting, each Reorganization would be in the best interests of the applicable Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of such Reorganization. The Target Board’s determinations were based on a comprehensive evaluation of the information provided to them. During the review, the Target Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization of each Target Fund into the corresponding Acquiring Fund, the Target Board considered a number of factors presented at the time of the State Farm Merger Evaluation Meetings, including, but not limited to, the following:

•	The reputation, financial strength and resources of BFA and/or BAL;

•	The investment experience, expertise, personnel, operations and compliance program of BFA and/or BAL and its parent company, BlackRock, Inc.;

•

The investment objective, principal investment strategies, and risks of the Target Funds are the same as, similar or substantially similar to the investment objective, principal investment strategies, and risks of the Acquiring Funds, except for:

•

Bond Target Fund and CoreAlpha Bond Acquiring Fund, which pursue different investment objectives but employ similar principal investment strategies in seeking to achieve their respective investment objective;

•

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund, which pursue different investment objectives and employ different principal investment strategies in seeking to achieve their respective investment objective; and

•

Certain of the Acquiring Funds, which are part of a master-feeder structure in which an Acquiring Fund, in seeking to achieve its investment objective, invests all of its assets in the applicable Acquiring Master Portfolio, which has the same principal investment strategies as the Acquiring Fund;

•	The current asset allocation of the Target Funds and the Acquiring Funds;

•	The fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds;

•	The portfolio managers of the sub-adviser currently managing certain of the Target Funds will serve as the portfolio managers of the Combined Funds or Acquiring Master Portfolios, as applicable;

•

The current sub-adviser of certain of the Target Funds, BFA, is the investment adviser, sub-adviser or affiliate of the investment adviser of the applicable Acquiring Fund or Acquiring Master Portfolio;

•

The advisory fee rate to be paid by the Combined Funds is the same as or lower than the current advisory fee rate paid by the Target Funds, except for the Bond Target Fund, which has a lower current advisory fee rate than will be paid by the applicable Combined Fund, but will have the same or a lower overall annual expense ratio (after waivers and expense reimbursements) following the proposed Reorganization;

•	The nature, quality and extent of the services to be provided by BFA and/or BAL to the Combined Funds;

•

BFA’s and/or BAL’s commitment that annual total expense ratio of each share class of the Combined Funds (after waivers and expense reimbursements) will be equal to, or lower than, the annual total expense ratio (after waivers and expense reimbursements) of the applicable share class of the Target Funds until at least January 31, 2021;

•	The features of BFA’s and BAL’s expense recapture program and the anticipated impact of the program, if any, on the Target Funds following the Reorganization;

•

The differences in rights and privileges between the Target Funds’ share classes and the corresponding Acquiring Funds’ share classes, including that current shareholders of certain share classes of certain of the Target Funds may elect to receive a share class of the Acquiring Fund through which a shareholder may continue to work with SFMAIC registered representatives with respect to the sale of Acquiring Fund shares and the servicing of such shareholder accounts;

•	The differences in the front-end sales loads, CDSCs and 12b-1 fees between the Target Funds’ share classes and the Acquiring Funds’ share classes;

•

There is not expected to be any diminution in the nature, quality and extent of services provided to the Combined Funds and their shareholders from the services provided to the Target Funds and their shareholders as a result of the Reorganizations, including the transition from the Target Funds’ current service providers to the Acquiring Funds’ service providers;

•

The historical performance records of the Target Funds and the Acquiring Funds (or, in the case of CoreAlpha Bond Acquiring Fund, its predecessor), except for the Municipal Bond Index Acquiring Fund, which is newly organized and does not have any performance history;

•	The access to BFA’s, BAL’s and/or BRIL’s distribution channels may create the potential for broader asset growth and a more stable asset base;

•

Shareholders of the Target Funds are expected to face no adverse tax consequences as a result of the Reorganizations aside from any capital gains distributions resulting from any repositioning of the Target Funds’ portfolio holdings;

•

The disposition of a material portion of the holdings of each of Bond Target Fund, Equity Target Fund, Small/Mid Cap Equity Target Fund, International Equity Target Fund and Tax Advantaged Bond Target Fund in preparation for, or as a result of, their respective Reorganization and the potential transaction costs relating to any realignment of such Target Fund’s portfolio as a result of the proposed Reorganization;

•	The composition and qualifications of the Acquiring Boards;

•	The terms and conditions of each Agreement and Plan of Reorganization;

•

All costs associated with the Target Funds’ participation in the proposed Reorganizations are expected to be borne by SFIMC or its affiliates as a result of the Target Funds’ expense limitation and/or SFIMC’s agreement that the current shareholders will not bear any costs of the Reorganizations, and not by the shareholders of the Target Funds (other than any portfolio transaction costs relating to any realignment of a Target Fund’s portfolio with that of the corresponding Acquiring Fund, particularly with respect to the

Bond Target Fund, Equity Target Fund, Small/Mid Cap Equity Target Fund, International Equity Target Fund and Tax Advantaged Bond Target Fund, prior to and/or after the Reorganization);

•	No sales charge, CDSC, commission, redemption fee or other transactional fee will be charged as a result of the proposed Reorganizations;

•

The difference in the corporate structure of the Target Trust, which is a Delaware statutory trust, and certain of the Acquiring Trusts, which may be organized as a Maryland corporation or a Massachusetts business trust, is not anticipated to negatively affect shareholders; and

•	Possible alternatives to the Reorganizations, including the liquidation of the Target Funds.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Target Board, including all of the Independent Trustees, unanimously approved the Reorganizations, concluding that the Reorganizations are in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of a Reorganization. This determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole with respect to each Target Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS will not assert, or that a court will not sustain, a position contrary to any of the tax aspects described below. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that each Fund receive an opinion from Dechert LLP, tax counsel to the Acquiring Funds, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities of the Target Fund or upon the distribution of the shares of the Acquiring Fund to shareholders of the Target Fund in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the closing of the tax year of the Target Fund due to the Reorganization or as the result of any transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code.

•

No gain or loss will be recognized by a shareholder of the Target Fund who exchanges all of the shareholder’s shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor, provided such Target Fund shares are held as capital assets at the time of the Reorganization.

•

The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization except for any adjustments that may be required to be made as a result of the closing of the tax year of the Target Fund due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

•

With respect to each of the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Advantage Large Cap Core Acquiring Fund only, no gain or loss will be recognized by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Master Portfolio solely in exchange for the interests of Acquiring Master Portfolio.

•

With respect to each of the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Advantage Large Cap Core Acquiring Fund only, the Acquiring Master Portfolio’s tax basis in assets of the Target Fund received by the Acquiring Master Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization except for any adjustments that may be required to be made as a result of the closing of the tax year of the Target Fund due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund, and the Acquiring Master Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Master Portfolio.

For each Reorganization, the opinion of Dechert LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. For each Reorganization, in rendering the opinion, Dechert LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. For each Reorganization, the opinion will not express an opinion on the tax effects to the Target Fund or the Acquiring Fund of marking to market certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

Each Combined Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

Prior to the Closing Date, each Target Fund except Tax Advantaged Bond Target Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the assets held by a Target Fund may be sold in connection with the Reorganization, if needed for purposes of the Target Fund’s distribution mentioned in the previous paragraph, and a portion of such assets may be required to be marked to market as a result of the termination of the Target Fund’s taxable year or as a result of the transfer of some of the assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such assets are sold (or deemed sold) and the Target Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to the Target Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Target Fund in non-tax qualified accounts.

The portfolio managers of each of S&P 500 Index Acquiring Fund, Russell 2000 Small-Cap Index Acquiring Fund and MSCI EAFE International Index Acquiring Fund do not anticipate requesting the disposition of more than 5% of their corresponding Target Fund’s holdings. The portfolio managers of Advantage Large Cap Core Acquiring Fund anticipate requesting the disposition of approximately 72% of the corresponding Target Fund’s holdings in preparation for the Reorganization. The portfolio managers of each of Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund anticipate requesting the disposition of substantially all of the corresponding Target Fund’s holdings in preparation for the Reorganizations. The portfolio managers of CoreAlpha Bond Acquiring Fund anticipate disposing of approximately 67% of the corresponding Target Fund’s holdings following the closing of the Reorganization. The portfolio managers of Municipal Bond Index Acquiring Fund anticipate disposing of substantially all of the corresponding Target Fund’s holdings following the closing of the Reorganization. With respect to Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund, the extent of these sales is to align the Target Fund’s portfolio with the investment objective, process and strategies of the corresponding Acquiring Fund prior to the Reorganizations. With respect to the CoreAlpha Bond Acquiring Fund and the Municipal Bond Index Acquiring Fund, the extent of these sales is to align the Target Fund’s portfolio with the investment objective, process and strategies of the corresponding Acquiring Fund.

The Municipal Bond Index Acquiring Fund will not be in compliance with its investment policies immediately following the Reorganization while the portfolio management team transitions the holdings of the Fund. It is expected that Municipal Bond Index Acquiring Fund’s portfolio assets will be sold and it will be in compliance with its investment policies within approximately 60 to 75 days of the closing of the Reorganization.

As of (i) December 31, 2017 with respect to the S&P 500 Index Target Fund, Bond Target Fund, Small Cap Index Target Fund, International Index Target Fund and Tax Advantaged Bond Target Fund, (ii) March 31, 2018 with respect to the Equity Target Fund and International Equity Target Fund, and (iii) May 31, 2018 with respect to the Small/Mid Cap Equity Target Fund, none of the Target Funds, except International Index Target Fund, had any capital loss carryforwards. As of December 31, 2017, International Index Target Fund had $13,148,713 of capital loss carryforwards, $4,077,752 of which expires on December 31, 2018 and $9,070,961 of which does not expire.

Shareholders of a Target Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, such redemptions would be taxable transactions. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.

Expenses of the Reorganizations

The Acquiring Fund Managers or their affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization, which are described more fully below, other than legal fees associated with counsel to the trustees or directors who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $39,360 for Proposal 1a, $2,110 for Proposal 1b, $3,030 for Proposal 1c, $28,160 for Proposal 1d, $7,020 for Proposal 1e, $1,120 for Proposal 1f, $1,820 for Proposal 1g and $0 for Proposal 1h for the applicable Acquiring Fund and, with respect to each Acquiring Fund other than the MSCI EAFE International Index Acquiring Fund, will be borne indirectly by the Acquiring Fund Managers or their affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, the Acquiring Fund Managers or their affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $309,000 for Proposal 1a, $290,000 for Proposal 1b, $118,000 for Proposal 1c, $92,000 for Proposal 1d, $234,000 for Proposal 1e, $102,000 for Proposal 1f, $51,000 for Proposal 1g and $161,000 for Proposal 1h, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganization of each of Equity Target Fund, Small/Mid Cap Equity Target Fund and International Equity Target Fund is approved, each such Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of the corresponding Acquiring Fund in connection with its Reorganization. Prior to the closing of its respective Reorganization, Advantage Large Cap Core Acquiring Fund will request the disposition of approximately 72% of the corresponding Target Fund’s holdings and each of Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund will request the disposition of substantially all of the corresponding Target Fund’s holdings. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $150,244, or, based on shares outstanding as of March 31, 2018, $0.003 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Small/Mid Cap Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $190,795, or, based on shares outstanding as of May 31, 2018, $0.008 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the International Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $52,773, or, based on shares outstanding as of March 31, 2018, $0.004 per share.

The expenses of each Reorganization include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Target Board, costs incurred in connection with the Target Board meetings and preparing the minutes of the Target Board meetings, obtaining an opinion of counsel as to certain tax matters, the preparation of each Reorganization Agreement and the N-14 registration statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with each Target Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Proxy Statement and any other proxy materials to be used in connection with the meeting of shareholders to consider each Reorganization, expenses incurred in connection with the solicitation of proxies to be voted at that meeting, and any other legal and auditing fees in connection with the foregoing.

Agreement Among SFIMC, BAL and BFA

SFIMC, BAL and BFA have entered into a Framework Agreement (“Framework Agreement”) regarding the transfer and delivery by SFIMC to BAL and BFA of certain books and records that SFIMC maintains for each Target Fund. The transfer and delivery of such books and records, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. Assuming shareholder approval is obtained, and the other conditions in the Framework Agreement and in the Reorganization Agreements are met, shareholders of the Target Funds will become shareholders of the applicable Acquiring Fund.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganizations, each Acquiring Fund directly or indirectly will establish a position for each Target Fund shareholder on the books of the corresponding Acquiring Fund containing the appropriate number of shares of such Acquiring Funds to be received in the applicable Reorganization. No certificates for shares of the Acquiring Funds will be issued in connection with the Reorganizations.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganizations will be passed on by Dechert LLP, tax counsel to the Acquiring Funds. Certain legal matters of Delaware law concerning the issuance of shares of each of S&P 500 Index Acquiring Fund and CoreAlpha Bond Acquiring Fund will be passed on by Morris, Nichols, Arsht & Tunnell LLP which serves as Delaware counsel to each such Acquiring Fund. Certain legal matters of Maryland law concerning the issuance of shares of each of Russell 2000 Small-Cap Index Acquiring Fund, MSCI EAFE International Index Acquiring Fund and Advantage Large Cap Core Acquiring Fund will be passed on by Miles & Stockbridge P.C. which serves as Maryland counsel to each such Acquiring Fund. Certain legal matters of Massachusetts law concerning the issuance of shares of each of Advantage Small Cap Core Acquiring Fund, Advantage International Acquiring Fund and Municipal Bond Index Acquiring Fund will be passed on by Morgan, Lewis & Bockius LLP which serves as Massachusetts counsel to each such Acquiring Fund.

OTHER INFORMATION

Capitalization

The following tables set forth: (i) as of December 31, 2017, the unaudited capitalization of Class A, Class B, Legacy Class B, Premier, Class R-1, Class R-2, Class R-3 and Institutional Shares, as applicable, of the Target Funds; (ii) as of December 31, 2017, March 31, 2018 or May 31, 2018, as applicable, the unaudited capitalization of Investor A, Investor P and Institutional Shares, as applicable, of the Acquiring Funds (or, in the case of CoreAlpha Bond Acquiring Fund, the CoreAlpha Bond Predecessor Fund); and (iii) as of December 31, 2017, March 31, 2018 or May 31, 2018, as applicable, the unaudited pro forma combined capitalization of Investor A, Investor P and Institutional Shares, as applicable, of the Combined Funds assuming the Reorganizations have been completed consistent with the Share Class Mapping. The capitalizations are likely to be different when the Reorganizations are scheduled to be completed as a result of daily share purchase and redemption activity.

In addition to the Share Class Mapping, solely with respect to reorganizations that involve Acquiring Funds that are index mutual funds, it is anticipated that (i): an estimated 75% of the aggregate current Target Fund Class A, Class B, Legacy Class B and Premier Shares (to the extent applicable) held by investors that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans not governed by a custodial account agreement with State Farm Bank or that are taxable accounts will consent to having their accounts moved to the RBC brokerage platform and therefore receive Investor P Shares of the corresponding Acquiring Fund; and (ii) an estimated 25% of the aggregate current Target Fund shares of such share classes held by these types of investors will not consent to having their accounts moved to the RBC brokerage platform and will therefore receive Investor A Shares of the corresponding Acquiring Fund. The capitalization tables set forth below assume these estimated percentages. As noted above, the Acquiring Fund Managers or their affiliates will pay the Acquiring Funds’ portion of the expenses incurred in connection with the Reorganizations, and although the Target Funds will pay for their portion of the expenses incurred in connection with the Reorganizations, SFIMC or its affiliates will reimburse the Target Funds for such expenses. In addition, although each Acquiring Fund will bear the Independent Trustee Counsel Fees of its respective Acquiring Trust, such Independent Trustee Counsel Fees for certain Acquiring Funds are expected to be borne indirectly by the Acquiring Fund Managers or their affiliates due to the expense caps applicable to such Acquiring Funds. To the extent such Independent Trustee Counsel Fees will be borne by the Acquiring Funds, such amounts are reflected in the pro forma adjustments and noted below. The pro forma capitalization of each Combined Fund reflects adjustments due to redemptions by SFMAIC and State Farm Equity and Bond Fund in the Target Funds, as applicable, and transaction costs expected to be incurred by the Target Funds, but does not reflect adjustments for the distribution of income and gains by the Target Funds prior to the Reorganizations. Except as noted below with respect to the MSCI EAFE International Index Combined Fund, no material valuation adjustments are expected as a result of the Reorganizations.

S&P 500 Index Target Fund and S&P 500 Index Acquiring Fund:

	S&P 500 Index Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$557,234,498	$8,666,440	$13,279,979	$680,779,031	$9,920,658	$28,234,110	$4,657,689	$246,189,918
Shares Outstanding	28,193,416	434,786	659,601	34,237,171	499,811	1,430,246	233,973	12,340,233
NAV per Share	$19.76	$19.93	$20.13	$19.88	$19.85	$19.74	$19.91	$19.95

	S&P 500 Index Acquiring Fund
	Investor A Shares			Investor P Shares			Institutional Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2]	Combined Fund Pro Forma[1,2,3]	As of December 31, 2017[4]	Pro Forma Adjustments[2,5]	Combined Fund Pro Forma[2,3,5]	As of December 31, 2017	Pro Forma Adjustments[2,6]	Combined Fund Pro Forma[2,3,6]
Net Assets	$2,271,968,773	$(5,265)	$2,382,137,405	$—	$(56,778)	$1,187,884,041	$3,596,341,790	$(11,918)	$3,847,177,479
Shares Outstanding	7,139,309	(5,208,586)	7,485,498	—	(56,167,505)	3,732,751	11,298,167	(11,786,187)	12,086,186
NAV per Share	$318.23		$318.23	$318.23		$318.23	$318.31		$318.31

	S&P 500 Index Acquiring Fund
	Class K Shares[7]			Service Shares[7]			Investor C1 Shares[7]
	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$6,618,221,567	$—	$6,618,221,567	$319,504,467	$—	$319,504,467	$43,610,967	$—	$43,610,967
Shares Outstanding	20,787,547	—	20,787,547	1,003,817	—	1,003,817	136,822	—	136,822
NAV per Share	$318.37		$318.37	$318.29		$318.29	$318.74		$318.74

[1]

Assumes $110,173,897 of net assets (5,554,775 shares) of S&P 500 Index Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to S&P 500 Index Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $73,961.

[3]	Assumes the Reorganization had taken place on December 31, 2017.

[4]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[5]

Assumes $1,149,786,051 of net assets (57,970,199 shares) of S&P 500 Index Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to S&P 500 Index Acquiring Fund Investor P Shares according to the estimates described above.

[6]	Assumes all S&P 500 Index Target Fund Class R-3 and Institutional Shares are allocated to S&P 500 Index Acquiring Fund Institutional Shares.

[7]	No Class K, Service or Investor C1 Shares will be issued in connection with the Reorganization.

Bond Target Fund and CoreAlpha Bond Acquiring Fund:

	Bond Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$183,104,392	$9,215,052	$1,628,348	$332,875,302	$3,634,120	$9,674,158	$1,774,731	$281,654,362
Shares Outstanding	16,367,878	824,435	145,390	29,735,665	324,873	865,718	158,606	25,191,655
NAV per Share	$11.19	$11.18	$11.20	$11.19	$$11.19	$11.17	$11.19	$11.18

	CoreAlpha Bond Acquiring Fund
	Investor A Shares			Institutional Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of December 31, 2017	Pro Forma Adjustments[2,3,5]	Combined Fund Pro Forma[2,3,4,5]
Net Assets	$485,461	$(18,190,871)	$522,425,962	$496,617,986	$(160,996,152)	$619,050,927
Shares Outstanding	46,908	2,168,933	50,479,800	47,990,477	(13,518,871)	59,821,867
NAV per Share	$10.35		$10.35	$10.35		$10.35

	CoreAlpha Bond Acquiring Fund
	Class K Shares[6]			Investor C Shares[6]
	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$197,036	$—	$197,036	$238,337	$—	$238,337
Shares Outstanding	19,029	—	19,029	23,012	—	23,012
NAV per Share	$10.35		$10.35	$10.36		$10.36

[1]	Assumes all Bond Target Fund Class A, Class B, Legacy Class B, Premier, Class R-1 and Class R-2 Shares are allocated to CoreAlpha Bond Acquiring Fund Investor A Shares.

[2]	Adjusted for transaction costs of $12,871.

[3]	Assumes SFMAIC and the State Farm Equity and Bond Fund redeem their holdings of $19,291,362 and $159,882,790, respectively.

[4]	Assumes the Reorganization had taken place on December 31, 2017.

[5]	Assumes all Bond Target Fund Class R-3 and Institutional Shares are allocated to CoreAlpha Bond Acquiring Fund Institutional Shares.

[6]	No Class K or Investor C Shares will be issued in connection with the Reorganization.

Small Cap Index Target Fund and Russell 2000 Small-Cap Index Acquiring Fund:

	Small Cap Index Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$173,289,991	$13,762,595	$24,551,832	$204,533,401	$4,175,317	$10,238,737	$2,683,738	$103,950,813
Shares Outstanding	9,606,584	785,274	1,411,824	11,453,776	232,150	567,564	147,353	5,713,192
NAV per Share	$18.04	$17.53	$17.39	$17.86	$$17.99	$18.04	$18.21	$18.19

	Russell 2000 Small-Cap Index Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of December 31, 2017[5]	Pro Forma Adjustments[2,3,6]	Combined Fund Pro Forma[2,3,4,6]
Net Assets	$249,980,044	$(7,199,501)	$279,499,009	$—	$(77,364,539)	$316,468,867
Shares Outstanding	12,664,759	(556,631)	14,160,280	—	(5,971,738)	16,033,282
NAV per Share	$19.74		$19.74	$19.74		$19.74

	Russell 2000 Small-Cap Index Acquiring Fund
	Institutional Shares			Class K Shares[8]
	As of December 31, 2017	Pro Forma Adjustments[2,3,7]	Combined Fund Pro Forma[2,3,4,7]	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$167,351,176	$(5,880,405)	$268,105,322	$474,830,095	$—	$474,830,095
Shares Outstanding	8,484,636	(752,349)	13,592,832	24,014,592	—	24,014,592
NAV per Share	$19.72		$19.72	$19.77		$19.77

[1]

Assumes $36,718,466 of net assets (2,052,152 shares) of Small Cap Index Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to Russell 2000 Small-Cap Index Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $27,469.

[3]	Assumes SFMAIC redeems its holdings of $90,416,976.

[4]	Assumes the Reorganization had taken place on December 31, 2017.

[5]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[6]

Assumes $379,419,353 of net assets (21,205,306 shares) of Small Cap Index Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to Russell 2000 Small-Cap Index Acquiring Fund Investor P Shares according to the estimates described above.

[7]	Assumes all Small Cap Index Target Fund Class R-3 and Institutional Shares are allocated to Russell 2000 Small-Cap Index Acquiring Fund Institutional Shares.

[8]	No Class K Shares will be issued in connection with the Reorganization.

International Index Target Fund and MSCI EAFE International Index Acquiring Fund:

	International Index Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$83,095,429	$11,304,466	$14,222,479	$123,210,563	$3,336,757	$9,029,441	$2,879,189	$54,149,862
Shares Outstanding	6,309,305	856,803	1,074,660	9,373,404	252,894	687,115	218,125	4,105,439
NAV per Share	$13.17	$13.19	$13.23	$13.14	$13.19	$13.14	$13.20	$13.19

	MSCI EAFE International Index Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2,3,4,5]	Combined Fund Pro Forma[1,2,3,4,5,6]	As of December 31, 2017[7]	Pro Forma Adjustments[2,3,4,5,8]	Combined Fund Pro Forma[2,3,4,5,6,8]
Net Assets	$373,846,454	$(3,823,044)	$385,238,702	$—	$(57,338,082)	$171,645,761
Shares Outstanding	26,536,329	(347,311)	27,345,043	—	(5,214,419)	12,183,737
NAV per Share	$14.09		$14.09	$14.09		$14.09

	MSCI EAFE International Index Acquiring Fund
	Institutional Shares			Class K Shares[10]
	As of December 31, 2017	Pro Forma Adjustments[2,3,4,5,9]	Combined Fund Pro Forma[2,3,4,5,6,9]	As of December 31, 2017	Pro Forma Adjustments[2]	Combined Fund Pro Forma[2]
Net Assets	$705,986,309	$(5,907,975)	$757,107,385	$9,509,257,388	$(25,288)	$9,509,232,100
Shares Outstanding	49,795,689	(717,685)	53,401,568	670,428,047	—	670,428,047
NAV per Share	$14.18		$14.18	$14.18		$14.18

[1]

Assumes $15,215,292 of net assets (1,156,025 shares) of International Index Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to MSCI EAFE International Index Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Assumes $28,160 of Independent Trustee Counsel Fees are borne by the MSCI EAFE International Index Acquiring Fund.

[3]	Adjusted for transaction costs of $20,585.

[4]	Assumes SFMAIC redeems its holdings of $66,555,560.

[5]	Adjusted by $(490,084) to reflect the differences in the Funds’ fair valuation policies and procedures with respect to foreign securities.

[6]	Assumes the Reorganization had taken place on December 31, 2017.

[7]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[8]

Assumes $216,617,645 of net assets (16,458,147 shares) of International Index Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to MSCI EAFE International Index Acquiring Fund Investor P Shares according to the estimates described above.

[9]	Assumes all International Index Target Fund Class R-3 and Institutional Shares are allocated to MSCI EAFE International Index Acquiring Fund Institutional Shares.

[10]	No Class K Shares will be issued in connection with the Reorganization.

Equity Target Fund and Advantage Large Cap Core Acquiring Fund:

	Equity Target Fund as of March 31, 2018
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$139,838,727	$2,075,233	$3,634,655	$164,942,521	$2,608,975	$14,091,474	$2,199,578	$309,021,473
Shares Outstanding	12,862,926	192,705	318,454	14,438,063	239,842	1,299,631	201,056	28,256,900
NAV per Share	$10.87	$10.77	$11.41	$11.42	$10.88	$10.84	$10.94	$10.94

	Advantage Large Cap Core Acquiring Fund
	Investor A Shares			Institutional Shares			Class K Shares[6]
	As of March 31, 2018	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of March 31, 2018	Pro Forma Adjustments[2,3,5]	Combined Fund Pro Forma[2,3,4,5]	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$882,253,123	$(14,801)	$1,209,429,907	$1,102,020,078	$(233,559,598)	$1,179,681,531	$2,193,314	$—	$2,193,314
Shares Outstanding	55,213,705	(8,876,041)	75,689,285	66,541,252	(23,768,014)	71,231,194	132,420	—	132,420
NAV per Share	$15.98		$15.98	$16.56		$16.56	$16.56		$16.56

	Advantage Large Cap Core Acquiring Fund
	Class R Shares[6]			Investor C Shares[6]			Service Shares[6]
	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$34,926,125	$—	$34,926,125	$164,501,231	$—	$164,501,231	$328,499	$—	$328,499
Shares Outstanding	2,335,843	—	2,335,843	11,956,565	—	11,956,565	19,891	—	19,891
NAV per Share	$14.95		$14.95	$13.76		$13.76	$16.51		$16.51

[1]	Assumes all Equity Target Fund Class A, Class B, Legacy Class B, Premier, Class R-1 and Class R-2 Shares are allocated to Advantage Large Cap Core Acquiring Fund Investor A Shares.

[2]	Adjusted for transaction costs of $29,149.

[3]	Assumes the State Farm Equity and Bond Fund redeems its holdings of $233,545,250.

[4]	Assumes the Reorganization had taken place on March 31, 2018.

[5]	Assumes all Equity Target Fund Class R-3 and Institutional Shares are allocated to Advantage Large Cap Core Acquiring Fund Institutional Shares.

[6]	No Class K, Class R, Investor C or Service Shares will be issued in connection with the Reorganization.

Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund:

	Small/Mid Cap Equity Target Fund as of May 31, 2018
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$96,793,893	$11,553,168	$9,042,170	$121,427,564	$3,502,080	$10,571,115	$2,878,027	$54,174,184
Shares Outstanding	7,705,245	1,012,271	816,588	9,912,731	298,270	869,343	224,799	4,172,592
NAV per Share	$12.56	$11.41	$11.07	$12.25	$11.74	$12.16	$12.80	$12.98

	Advantage Small Cap Core Acquiring Fund
	Investor A Shares			Institutional Shares
	As of May 31, 2018	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of May 31, 2018	Pro Forma Adjustments[2,3,5]	Combined Fund Pro Forma[2,3,4,5]
Net Assets	$79,515,045	$(54,576,904)	$277,828,131	$356,274,063	$(4,899,945)	$408,426,328
Shares Outstanding	5,397,537	(7,152,813)	18,859,171	24,067,011	(874,402)	27,590,000
NAV per Share	$14.73		$14.73	$14.80		$14.80

	Advantage Small Cap Core Acquiring Fund
	Class K Shares[6]			Investor C Shares[6]
	As of May 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma	As of May 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$68,374,655	$—	$68,374,655	$1,372,923	$—	$1,372,923
Shares Outstanding	4,616,597	—	4,616,597	94,796	—	94,796
NAV per Share	$14.81		$14.81	$14.48		$14.48

[1]	Assumes all Small/Mid Cap Equity Target Fund Class A, Class B, Legacy Class B, Premier, Class R-1 and Class R-2 Shares are allocated to Advantage Small Cap Core Acquiring Fund Investor A Shares.

[2]	Adjusted for transaction costs of $2,861.

[3]	Assumes SFMAIC redeems its holdings of $59,473,988.

[4]	Assumes the Reorganization had taken place on May 31, 2018.

[5]	Assumes all Small/Mid Cap Equity Target Fund Class R-3 and Institutional Shares are allocated to Advantage Small Cap Core Acquiring Fund Institutional Shares.

[6]	No Class K or Investor C Shares will be issued in connection with the Reorganization.

International Equity Target Fund and Advantage International Acquiring Fund:

	International Equity Target Fund as of March 31, 2018
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$40,606,663	$11,357,999	$11,387,785	$64,953,156	$2,761,709	$6,544,171	$2,869,169	$25,354,019
Shares Outstanding	3,081,035	884,988	872,364	4,874,548	211,676	497,653	215,560	1,902,390
NAV per Share	$13.18	$12.83	$13.05	$13.32	$13.05	$13.15	$13.31	$13.33

	Advantage International Acquiring Fund
	Investor A Shares			Institutional Shares
	As of March 31, 2018	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of March 31, 2018	Pro Forma Adjustments[2,3,5]	Combined Fund Pro Forma[2,3,4,5]
Net Assets	$304,298,859	$(60,587,834)	$381,322,507	$394,505,376	$(6,122,713)	$416,605,851
Shares Outstanding	17,895,680	(5,892,538)	22,425,406	22,967,036	(831,320)	24,253,666
NAV per Share	$17.00		$17.00	$17.18		$17.18

	Advantage International Acquiring Fund
	Class K Shares[6]			Class R Shares[6]			Investor C Shares[6]
	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma	As of March 31, 2018	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$3,954,636	$—	$3,954,636	$8,329,223	$—	$8,329,223	$25,151,914	$—	$25,151,914
Shares Outstanding	230,228	—	230,228	490,479	—	490,479	1,534,906	—	1,534,906
NAV per Share	$17.18		$17.18	$16.98		$16.98	$16.39		$16.39

[1]	Assumes all International Equity Target Fund Class A, Class B, Legacy Class B, Premier, Class R-1 and Class R-2 Shares are allocated to Advantage International Acquiring Fund Investor A Shares.

[2]	Adjusted for transaction costs of $2,502.

[3]	Assumes SFMAIC redeems its holdings of $66,708,045.

[4]	Assumes the Reorganization had taken place on March 31, 2018.

[5]	Assumes all International Equity Target Fund Class R-3 and Institutional Shares are allocated to Advantage International Acquiring Fund Institutional Shares.

[6]	No Class K, Class R or Investor C Shares will be issued in connection with the Reorganization.

Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund:

	Tax Advantaged Bond Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares
Net Assets	$91,747,632	$2,083,670	$97,070	$396,543,510
Shares Outstanding	7,761,031	176,289	8,213	33,577,340
NAV per Share	$11.82	$11.82	$11.82	$11.81

	Municipal Bond Index Acquiring Fund[6]
	Investor A Shares			Investor P Shares
	As of December 31, 2017[1]	Pro Forma Adjustments[2,3]	Combined Fund Pro Forma[2,3,4]	As of December 31, 2017[1]	Pro Forma Adjustments[3,5]	Combined Fund Pro Forma[3,4,5]
Net Assets	$—	$(4,780,031)	$112,184,529	$—	$(15,264,252)	$358,243,070
Shares Outstanding	—	(404,749)	9,497,357	—	(1,292,501)	30,328,266
NAV per Share	$11.81		$11.81	$11.81		$11.81

[1]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

[2]

Assumes $116,964,560 of net assets (9,902,106 shares) of Tax Advantaged Bond Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to Municipal Bond Index Acquiring Fund Investor A Shares according to the estimates described above.

[3]	Assumes SFMAIC redeems its holdings of $20,044,283.

[4]	Assumes the Reorganization had taken place on December 31, 2017.

[5]

Assumes $373,507,322 of net assets (31,620,767 shares) of Tax Advantaged Bond Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to Municipal Bond Index Acquiring Fund Investor P Shares according to the estimates described above.

[6]	As of December 31, 2017, Institutional and Class K Shares of the Municipal Bond Index Fund had not yet commenced operations.

Shareholder Information

As of the close of business on the Record Date, there were 75,972,027 shares of the S&P 500 Index Target Fund, 71,221,267 shares of the Bond Target Fund, 29,211,264 shares of the Small Cap Index Target Fund, 22,483,738 shares of the International Index Target Fund, 57,214,626 shares of the Equity Target Fund, 25,024,304 shares of the Small/Mid Cap Equity Target Fund, 12,495,603 shares of the International Equity Target Fund and 39,513,656 shares of the Tax Advantaged Bond Target Fund outstanding. As of such date, the Trustees and officers of the Target Trust as a group owned less than 1% of the outstanding shares of each of the

Target Funds. As of such date, no person was known by the Target Funds to own beneficially or of record 5% or more of any class of shares of each of the Target Funds except as follows:

S&P 500 Index Target Fund

Name	Address	Class	% of Class
Damon & Damon, D D S	4407 N. Division, Suite 722 Spokane, WA 99207-1613	Class R-2 Shares	5%
Sun Construction & Design Services	1232 Boston Avenue Longmont, CO 80501-5810	Class R-3 Shares	9%
The Women’s Clinic of New Albany	460 West Bankhead Street New Albany, MS 38652-3319	Class R-3 Shares	9%
Ver Hage of Holland, Inc.	343 East 8th Street Holland, MI 49423-3787	Class R-3 Shares	7%
Manny Miranda Agency Inc	11205 S. Dixie Highway, Suite 220 Miami, FL 33156-4447	Class R-3 Shares	6%
Insight Safe Harbor 401(K)	11105 Brookline Drive Fairfax, VA 22030-4539	Class R-3 Shares	6%
MS Companies Retirement Plan	6610 North Shadeland Avenue Indianapolis, IN 46220-4392	Class R-3 Shares	5%
RSI 401K	543 Main Street Kiowa, KS 67070-1405	Class R-3 Shares	5%
Greenspace Construction Services L	5910 Landerbrook Drive, Suite 150 Cleveland, OH 44124-6500	Class R-3 Shares	5%

Bond Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class B Shares	63%
Khurshid Challa	44 Harbor View Drive Sugar Land, TX 77479-5851	Legacy Class B Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-1 Shares	32%
Reger Physical Therapy Retirement	510 West Tudor Road, Suite 10 Anchorage, AK 99503-6649	Class R-1 Shares	6%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-2 Shares	10%
R & P, Inc. 401(K)	475 W. Broadway, P.O. Box 2846 Jackson, WY 83001-2846	Class R-2 Shares	5%
Bob’s U-Save Pharmacy	2759 33rd Avenue Columbus, NE 68601-2327	Class R-2 Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-3 Shares	58%
Mosebach Funt, Dayton, & Duckworth	2045 Westgate Drive #404 Bethlehem, PA 18017-7476	Class R-3 Shares	10%
Ver Hage of Holland, Inc.	343 East 8th Street Holland, MI 49423-3787	Class R-3 Shares	5%
State Farm Mutual Fund Trust	1 State Farm Plaza Bloomington, IL 61710-0001	Institutional Shares	56%
State Farm College Savings Plan	P.O. Box 173865 Denver, CO 80217-3865	Institutional Shares	21%

Small Cap Index Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class A Shares	7%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class B Shares	86%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Legacy Class B Shares	87%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Premier Shares	18%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-1 Shares	38%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-2 Shares	15%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-3 Shares	54%
Jim Spachman Agency	2104 Crimson Lane Bloomington, IL 61704-2741	Class R-3 Shares	12%
Ver Hage of Holland, Inc.	343 East 8th Street Holland, MI 49423-3787	Class R-3 Shares	7%

International Index Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class A Shares	12%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class B Shares	90%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Legacy Class B Shares	92%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Premier Shares	20%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-1 Shares	44%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-2 Shares	16%
Damon & Damon, D D S	4407 N. Division, Suite 722 Spokane, WA 99207-1613	Class R-2 Shares	7%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-3 Shares	49%
The Women’s Clinic of New Albany	460 West Bankhead Street New Albany, MS 38652-3319	Class R-3 Shares	15%
Jim Spachman Agency	2104 Crimson Lane Bloomington, IL 61704-2741	Class R-3 Shares	6%
Ver Hage of Holland, Inc.	343 East 8th Street Holland, MI 49423-3787	Class R-3 Shares	5%
RSI 401K	543 Main Street Kiowa, KS 67070-1405	Class R-3 Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Institutional Shares	7%

Equity Target Fund

Name	Address	Class	% of Class
Mary Ann Bowman	122 Woodhaven Drive Schenectady, NY 12302-4818	Legacy Class B Shares	7%
JAR Consulting LLC	17015 Ridgel Road Tickfaw, LA 70466-2705	Class R-1 Shares	8%
John Heinz	2500 W. Higgins Road, Suite 1135 Hoffman Estates, IL 60169-7239	Class R-1 Shares	6%
Divison Street Dental Group 401(K)	868 Auto Center Drive, Suite D Palmdale, CA 93551-4690	Class R-1 Shares	5%
Northeast Fence & Iron Works, Inc.	8451 Hegerman Street Philadelphia, PA 19136-1506	Class R-2 Shares	5%
The Women’s Clinic of New Albany	460 West Bankhead Street New Albany, MS 38652-3319	Class R-3 Shares	20%
Thomas & Muller Systems	80 Gravel Pike Red Hill, PA 18076-1423	Class R-3 Shares	15%
Richard Royalty IK	2708 Knob Hill Drive Evansville, IN 47711-2114	Class R-3 Shares	15%
Wolf & Fox, P.C.	1200 Pennsylvania NE Albuquerque, NM 87110-7400	Class R-3 Shares	8%
Ver Hage of Holland, Inc.	343 East 8th Street Holland, MI 49423-3787	Class R-3 Shares	7%
Michael A Herbig Ind K	315 Calle Del Norte, Suite 103 Laredo, TX 78041-5960	Class R-3 Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Institutional Shares	75%

Small/Mid Cap Equity Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class A Shares	11%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class B Shares	86%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Legacy Class B Shares	82%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Premier Shares	19%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-1 Shares	37%
JAR Consulting LLC	17015 Ridgel Road Tickfaw, LA 70466-2705	Class R-1 Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-2 Shares	13%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-3 Shares	50%
Jim Spachman Agency	2104 Crimson Lane Bloomington, IL 61704-2741	Class R-3 Shares	11%
Richard Royalty IK	2708 Knob Hill Drive Evansville, IN 47711-2114	Class R-3 Shares	8%
Wolf & Fox, P.C.	1200 Pennsylvania NE Albuquerque, NM 87110-7400	Class R-3 Shares	6%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Institutional Shares	6%

International Equity Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class A Shares	27%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class B Shares	95%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Legacy Class B Shares	96%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Premier Shares	38%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-1 Shares	56%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-2 Shares	24%
Maralex Resources, Inc.	775 Goddard Avenue, P.O. Box 388 Ignacio, CO 81137-0338	Class R-2 Shares	7%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Class R-3 Shares	55%
The Women’s Clinic of New Albany	460 West Bankhead Street New Albany, MS 38652-3319	Class R-3 Shares	15%
Jim Spachman Agency	2104 Crimson Lane Bloomington, IL 61704-2741	Class R-3 Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Institutional Shares	17%

Tax Advantaged Bond Target Fund

Name	Address	Class	% of Class
Victor D Clevenger	17305 E. 40th Terrace S. Independence, MO 64055-3900	Legacy Class B Shares	22%
Richard B Polakoff & Robin W Polakoff	10265 N. Barnsley Drive Parkland, FL 33076-4463	Legacy Class B Shares	11%
Fannie M Holland	102 Jason Drive Monroe, LA 71202-7206	Legacy Class B Shares	8%
Chuyeon Kwon Cohen	11301 Carrollwood Drive Tampa, FL 33618-3703	Legacy Class B Shares	8%
Marina Lutteroty	148 Billingsley Drive Chalfont, PA 18914-3549	Legacy Class B Shares	7%
Roland Duus and Bettie Duus	20767 US Highway 283 Gouldbusk, TX 76845-3320	Legacy Class B Shares	6%
Lionel Gonzalez	3116 W. Burke Street Tampa, FL 33614-5911	Legacy Class B Shares	5%
Maureen D Cangialosi	14 Hubbard Avenue Freeport, NY 11520-6249	Legacy Class B Shares	5%
State Farm Mutual Automobile Insurance Co	1 State Farm Plaza Bloomington, IL 61710-0001	Premier Shares	5%

As of the Record Date, there were 45,784,546 shares of the S&P 500 Index Acquiring Fund, 58,477,873 shares of the CoreAlpha Bond Predecessor Fund (the predecessor to the CoreAlpha Bond Acquiring Fund), 56,864,515 shares of the Russell 2000 Small-Cap Index Acquiring Fund, 836,935,076 shares of the MSCI EAFE International Index Acquiring Fund, 134,602,136 shares of the Advantage Large Cap Core Acquiring Fund, 33,751,855 shares of the Advantage Small Cap Core Acquiring Fund, 43,325,707 shares of the Advantage International Acquiring Fund and no shares of the Municipal Bond Index Acquiring Fund outstanding. As of such date, the Trustees and officers of the Acquiring Trusts as a group owned less than 1% of the outstanding shares of each of the Acquiring Funds. As of such date, no person was known by the Acquiring Funds to own beneficially or of record 5% or more of any class of shares of each of the Acquiring Funds except as follows:

S&P 500 Index Acquiring Fund

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	41.30%
SSB/NYLIM Supplemental Income Plan	30 Dan Road Canton, MA 02021-2809	Investor A Shares	8.40%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor A Shares	5.05%
Morgan Stanley & Co.	Harborside Financial Center, Plaza II 3rd Floor Jersey City, NJ 07311	Investor C1 Shares	40.91%
Wells Fargo Clearing Services. LLC	2801 Market Street St. Louis, MO 63103	Investor C1 Shares	15.27%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor C1 Shares	8.31%
Raymond James	880 Carillon Parkway St. Petersburg, FL 33716-1102	Investor C1 Shares	7.55%
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	Investor C1 Shares	7.27%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Institutional Shares	76.87%
Saxon and Co.	P.O. Box 7780-1888 Philadelphia, PA 19182	Service Shares	14.00%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Service Shares	13.14%
Great-West Trust Company LLC	8515 East Orchard Road 2T2 Greenwood Village, CO 80111	Service Shares	11.11%
John Hancock Trust Company LLC	690 Canton Street, Suite 100 Westwood, MA 02090	Service Shares	10.92%
Great-West Trust Company LLC	8515 East Orchard Road 2T2 Greenwood Village, CO 80111	Service Shares	9.18%
Minnesota Life Insurance Company	400 Robert Street North Saint Paul, MN 55101	Service Shares	7.10%
Goldman Sachs & Co.	295 Chipeta Way Salt Lake City, UT 84108-1287	Class K Shares	37.52%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Class K Shares	14.77%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Class K Shares	6.84%

CoreAlpha Bond Predecessor Fund

Name	Address	Class	% of Class
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	Investor A Shares	54.81%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Investor A Shares	25.88%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor A Shares	7.61%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor C Shares	33.50%
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	Investor C Shares	22.17%
Shirley M. & Bruce A. Helmbercht TTEES	301 Bellevue Parkway Wilmington, DE 19809	Investor C Shares	18.40%
BlackRock HoldCo2 Inc.	40 52nd Street East New York, NY 10022-5911	Investor C Shares	10.57%
JP Morgan Securities LLC	4 Chase Metrotech Center Brooklyn, NY 11245	Investor C Shares	8.27%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Investor C Shares	7.05%
Goldman Sachs & Co.	295 Chipeta Way Salt Lake City, UT 84108-1287	Institutional Shares	76.70%
BlackRock Advisors, LLC	100 Bellevue Parkway Wilmington, DE 19809	Institutional Shares	9.74%
BlackRock HoldCo2 Inc.	40 52nd Street East New York, NY 10022-5911	Class K Shares	55.08%
Great-West Trust Company LLC	8515 E. Orchard Road Greenwood Village, CO 80111	Class K Shares	44.91%

Russell 2000 Small-Cap Index Acquiring Fund

Name	Address	Class	% of Class
Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	Investor A Shares	26.04%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	22.01%
Capital Bank & Trust Company TTEE Trader Joe’s Company	8515 E. Orchard Road 2T2 Greenwood Village, CO 80111	Investor A Shares	16.36%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Institutional Shares	39.84%
Raymond James	880 Carillon Parkway St. Petersburg, FL 33716-1102	Institutional Shares	11.11%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Institutional Shares	9.20%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Institutional Shares	6.35%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104-4122	Institutional Shares	5.68%

Name	Address	Class	% of Class
Goldman Sachs & Co.	295 Chipeta Way Salt Lake City, UT 84108-1287	Class K Shares	61.34%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Class K Shares	8.56%

MSCI EAFE International Index Acquiring Fund

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	48.42%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor A Shares	7.30%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Institutional Shares	31.59%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Institutional Shares	27.53%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Institutional Shares	9.38%
JP Morgan Securities LLC	4 Chase Metrotech Center Brooklyn, NY 11245	Class K Shares	82.31%
Goldman Sachs & Co.	295 Chipeta Way Salt Lake City, UT 84108-1287	Class K Shares	7.59%

Advantage Large Cap Core Acquiring Fund

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	46.35%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor A Shares	6.02%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor C Shares	59.32%
Morgan Stanley & Co	Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	Investor C Shares	8.43%
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	Investor C Shares	6.94%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Institutional Shares	18.89%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	11.28%
BlackRock Advisors, LLC FBO BlackRock College 2020 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	9.01%
BlackRock Advisors, LLC FBO BlackRock College Enrollment Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	6.92%
BlackRock Advisors, LLC FBO BlackRock College 2027 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	6.02%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	5.31%

Name	Address	Class	% of Class
BlackRock Advisors, LLC FBO BlackRock College 2032 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	5.26%
Edward D. Jones and Co.	12555 Manchester Road St. Louis, MO 63131-3710	Class K Shares	89.13%
BlackRock Financial Management Inc.	40 East 52nd Street, Floor 10 New York, NY 10022-5911	Class K Shares	8.65%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Class R Shares	78.89%
Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	Class R Shares	5.22%
Vanguard Brokerage Services	P.O. Box 1170 Valley Forge, PA 19482-1170	Service Shares	47.83%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Service Shares	25.84%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Service Shares	8.68%
BlackRock Funds	P.O. Box 8907 Wilmington, DE 19899-8907	Service Shares	6.97%

Advantage Small Cap Core Acquiring Fund

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	82.88%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104-4122	Investor A Shares	9.43%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Investor C Shares	19.07%
LPL Financial	4707 Executive Drive San Diego, CA 92121	Investor C Shares	15.31%
RBC Capital Markets LLC	60 South 6th Street Minneapolis, MN 55402-4400	Investor C Shares	12.32%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor C Shares	7.81%
Patricia J Nelson TOD	301 Bellevue Parkway Wilmington, DE 19809	Investor C Shares	5.37%
Goldman Sachs & Co.	295 Chipeta Way Salt Lake City, UT 84108-1287	Institutional Shares	48.13%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	9.42%
BlackRock HoldCo2 Inc.	40 52nd Street East New York, NY 10022-5911	Class K Shares	99.80%

Advantage International Acquiring Fund

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor A Shares	74.76%
Morgan Stanley & Co	Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	Investor C Shares	23.55%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Investor C Shares	16.31%
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	Investor C Shares	12.94%
Wells Fargo Clearing Services. LLC	2801 Market Street St. Louis, MO 63103	Investor C Shares	9.76%
National Financial Services LLC	499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Investor C Shares	6.72%
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	Investor C Shares	6.62%
Raymond James	880 Carillon Parkway St. Petersburg, FL 33716-1102	Investor C Shares	5.62%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	14.40%
BlackRock Advisors, LLC FBO BlackRock College 2020 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	13.46%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	12.71%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Institutional Shares	12.48%
BlackRock Advisors, LLC FBO BlackRock College Enrollment Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	10.32%
BlackRock Advisors, LLC FBO Ohio Tuition Trust Authority	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	6.49%
BlackRock Advisors, LLC FBO BlackRock College 2027 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	6.31%
BlackRock Advisors, LLC FBO BlackRock College 2024 Option	100 Bellevue Parkway Wilmington, DE 19809-3716	Institutional Shares	5.53%
Edward D. Jones and Co.	12555 Manchester Road St. Louis, MO 63131-3710	Class K Shares	90.19%
JP Morgan Securities LLC	4 Chase Metrotech Center Brooklyn, NY 11245	Class K Shares	6.55%
State Street Bank and Trust	1 Lincoln Street Boston, MA 02111	Class R Shares	33.99%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	Class R Shares	32.97%
Capital Bank & Trust	8515 E Orchard Road Greenwich Village, CO 80111	Class R Shares	9.89%
Reliance Trust Company	P.O. Box 48529 Atlanta, GA 30362	Class R Shares	6.32%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of a Target Fund or an Acquiring Fund, or is identified as the holder of record of more than 25% of a Target Fund or an Acquiring Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Shareholder Rights and Obligations

Each Target Fund is a series of the Target Trust, a statutory trust formed under the laws of the State of Delaware. Under the Target Trust’s organizational documents, each Target Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

The S&P 500 Index Acquiring Fund is a series of BlackRock Funds III, a statutory trust organized under the laws of the State of Delaware. Under BlackRock Funds III’s organizational documents, the S&P 500 Index Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

The CoreAlpha Bond Acquiring Fund is a series of BlackRock Funds VI, a statutory trust organized under the laws of the State of Delaware. Under BlackRock Funds VI’s organizational documents, the CoreAlpha Bond Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

Each of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund is a series of BlackRock Index Funds, Inc., a corporation organized under the laws of the State of Maryland. Under BlackRock Index Funds, Inc.’s organizational documents, the Russell 2000 Small-Cap Index Acquiring Fund is authorized to issue 208,000,000 shares of each of Investor A and Institutional Shares, 2,000,000,000 Investor P Shares and 1,208,000,000 Class K Shares, in each case with a par value of $0.0001 per share. Under BlackRock Index Funds, Inc.’s organizational documents, the MSCI EAFE International Index Acquiring Fund is authorized to issue 208,000,000 Investor A Shares, 2,000,000,000 Investor P Shares and 1,208,000,000 of each of Institutional and Class K Shares, in each case with a par value of $0.0001 per share.

The Advantage Large Cap Core Acquiring Fund is a series of BlackRock Large Cap Series Funds, Inc., a corporation organized under the laws of the State of Maryland. Under BlackRock Large Cap Series Funds, Inc.’s organizational documents, the Advantage Large Cap Core Acquiring Fund is authorized to issue 300,000,000 Investor A Shares, 200,000,000 of each of Investor B and Class R Shares, 400,000,000 of each of Investor C and Institutional Shares, 50,000,000 Service Shares and 2,000,000,000 Class K Shares, in each case with a par value of $0.10 per share.

Each of the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund is a series of BlackRock FundsSM, which was organized as a Massachusetts business trust on December 22, 1988 under the name NCP Funds, and is a registered, open-end management investment company. The name of the Trust was changed to The NCP Fund, then to Compass Capital FundsSM, and effective January 31, 1998, to BlackRock FundsSM. BlackRock FundsSM is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. With respect to the Acquiring Funds, each class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services), and has exclusive voting rights with respect to matters relating to the class’ account maintenance and/or distribution expenditures.

The shares of each of Target Fund and each Acquiring Fund have no conversion or exchange rights except as the Target Board or the Acquiring Board, respectively, may grant in its discretion. There are no preemptive or appraisal rights in connection with the shares of either the Target Fund or the Acquiring Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Acquiring Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable.

Comparison of Maryland Corporations, Delaware Limited Liability Companies, Massachusetts Business Trusts and Delaware Statutory Trusts

The following description is based on relevant provisions of the Maryland General Corporation Law (the “MGCL”), Delaware Statutory Trust Act (the “Delaware Act”), Delaware Limited Liability Company Act (the “LLC Act”), applicable Massachusetts law and a Fund’s operative documents. This summary does not purport to be complete and we refer you to the MGCL, the Delaware Act, the LLC Act, applicable Massachusetts law and the relevant Fund’s operative documents.

In General

A fund organized as a Massachusetts business trust, such as BlackRock FundsSM, of which each of the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund is a series, is governed by the trust’s declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally resides with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides more flexibility compared to typical state corporate statutes, the Massachusetts business trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, such as those of Delaware, provide.

A fund organized as a Maryland corporation, such as BlackRock Index Funds, Inc., of which each of the Russell 2000 Small-Cap Index Acquiring Fund and the MSCI EAFE International Index Acquiring Fund is a series, and BlackRock Large Cap Series Funds, Inc., of which the Advantage Large Cap Core Acquiring Fund is a series, on the other hand, is governed both by the MGCL and the Maryland corporation’s charter and bylaws. For a Maryland corporation, unlike a Massachusetts trust, the MGCL prescribes many aspects of corporate governance.

A fund organized as a series of a Delaware limited liability company, such as QMS, of which the Russell 2000 Small-Cap Index Acquiring Master Series is a series, and Master Large Cap Series LLC, of which the Advantage Large Cap Core Acquiring Master Portfolio is a series, is governed both by the LLC Act and the company’s limited liability company agreement. For the Russell 2000 Small-Cap Index Acquiring Master Series, it is QMS’s Limited Liability Company Agreement (the “QMS LLC Agreement”) and Amended and Restated Bylaws (the “QMS Bylaws” and together with the QMS LLC Agreement, the “QMS Governing Documents”). For the Advantage Large Cap Core Acquiring Master Portfolio, it is Master Large Cap Series LLC’s Limited Liability Company Agreement (the “Master Large Cap Series LLC Agreement” and together with the QMS LLC Agreement, the “Delaware LLC Agreements”) and Amended and Restated Bylaws (the “Master Large Cap Series LLC Bylaws” and together with the Master Large Cap Series LLC Agreement, the “Master Large Cap Series LLC Governing Documents”). As is common for Delaware limited liability companies, internal governance matters of each of QMS and Master Large Cap Series LLC are generally a function of the terms of the QMS Governing Documents and the Master Large Cap Series LLC Governing Documents, respectively. QMS and Master Large Cap Series LLC have taken advantage of the flexibility of the LLC Act, which generally defers to the terms of the limited liability company agreement of a Delaware limited liability company with respect to internal affairs.

Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation’s debts or obligations, except that a shareholder may be liable to the extent that (i) the subscription price or other agreed upon consideration for stock subscribed for has not been paid, or (ii) liability is imposed under any other provision of the MGCL. Similarly, under the LLC Act, unless the limited liability company agreement provides otherwise, members and managers of a limited liability company are not obligated personally for any debts, obligations or liabilities of such limited liability company solely by reason of being a member or manager. The Delaware LLC Agreements each provides that members (referred to in the Delaware LLC Agreements as “Holders”) have no personal liability for the obligations of QMS or Master Large Cap Series LLC, as applicable, to the extent provided in the LLC Act. The Delaware LLC Agreements require QMS and Master Large Cap Series LLC, as applicable, to indemnify a Holder from any claim or liability to which such Holder may become subject solely by reason of his or her being or having been a Holder and not because of his or her acts or omissions or for some other reasons. In addition, QMS and Master Large Cap Series LLC will each reimburse a Holder for all legal and other expenses reasonably incurred in connection with any such claim or liability upon proper and timely request by such Holder. Shareholders of a Massachusetts business trust, on the other hand, are not afforded the statutory limitation of personal liability generally afforded to shareholders of a corporation from the trust’s liabilities. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust for BlackRock FundsSM (the “BlackRock FundsSM Declaration of Trust”) provides that shareholders shall not be subject to any personal liability in connection with the assets of BlackRock FundsSM for the acts or obligations of BlackRock FundsSM, and that every note, bond, contract, order or other undertaking made by BlackRock FundsSM shall contain a provision to the effect that the shareholders are not personally liable thereunder. The BlackRock FundsSM Declaration of Trust provides for indemnification out of BlackRock FundsSM property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The BlackRock FundsSM Declaration of Trust also provides that BlackRock FundsSM shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of BlackRock FundsSM, and shall satisfy any judgment thereon.

Similarly, the trustees of a Massachusetts business trust are not afforded the protection from personal liability for the obligations of the trust by form of organization. The directors of a Maryland corporation, on the other hand, generally are shielded from personal liability for the corporation’s acts or obligations under the corporate form of organization so long as they meet their statutory standard of conduct; provided, however that the charter of a Maryland corporation may include provisions expanding or limiting the liability of its directors. The MGCL requires that a Maryland corporation indemnify its directors in certain limited instances, and a corporation may further indemnify its directors to the extent provided for in its charter and in accordance with the MGCL. Courts in Massachusetts have, however, recognized limitations of a trustee’s personal liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The BlackRock FundsSM Declaration contains such provisions. In addition, the LLC Act contains provisions generally shielding managers from personal liability for the debts or obligations of a Delaware limited liability company.

A fund established as a series of a Delaware statutory trust, such as: (i) the Target Trust, of which each of the Target Funds is a series; (ii) BlackRock Funds III, of which the S&P 500 Index Acquiring Fund is a series; (iii) BlackRock Funds VI, of which the CoreAlpha Bond Acquiring Fund is a series; (iv) MIP, of which the S&P 500 Index Acquiring Master Portfolio is a series; and (v) MIP II, of which the CoreAlpha Bond Acquiring Master Portfolio is a series, is governed both by the Delaware Act and the trust’s declaration of trust or similar instrument. For the S&P 500 Index Acquiring Fund, it is BlackRock Funds III’s Amended and Restated Agreement and Declaration of Trust, as amended, (the “BlackRock Funds III Declaration”) and Amended and Restated Bylaws. For the S&P 500 Index Acquiring Master Portfolio, it is MIP’s Second Amended and Restated Agreement and Declaration of Trust, as amended, (the “MIP Declaration”) and Amended and Restated Bylaws. For the CoreAlpha Bond Acquiring Fund, it is BlackRock Funds VI’s Agreement and Declaration of Trust, as amended, (the “BlackRock Funds VI Declaration”) and Bylaws. For the CoreAlpha Bond Acquiring Master Portfolio, it is MIP II’s Agreement and Declaration of Trust, as amended, (the “MIP II Declaration”) and Bylaws.

For the Target Funds, it is the Target Trust’s Amended and Restated Declaration of Trust, as amended, (the “Target Trust Declaration” and together with the BlackRock Funds III Declaration, the BlackRock Funds VI Declaration, the MIP Declaration and the MIP II Declaration, the “Delaware Trust Declarations”) and Bylaws. As is common for Delaware statutory trusts, internal governance matters of the Target Trust, BlackRock Funds III, BlackRock Funds VI, MIP and MIP II are generally a function of the terms of the respective Delaware Trust Declaration. The Target Trust, BlackRock Funds III, BlackRock Funds VI, MIP and MIP II have taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations. The Delaware Trust Declarations provide that their respective shareholders or interestholders, as applicable, are not personally liable for the debts or obligations of the trust, and also provide that a shareholder or interestholder, as applicable, of the respective Fund or Acquiring Master Portfolio shall be indemnified out of the assets of the trust held with respect to the Acquiring Fund or Acquiring Master Portfolio (or an applicable class thereof) against liability arising solely from the shareholder’s or interestholder’s, as applicable, ownership of shares in the Acquiring Fund or Acquiring Master Portfolio.

Maryland Corporations

A Maryland corporation is governed by the MGCL, its charter and bylaws. Some of the key provisions of the MGCL are summarized below.

Shareholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Depending on the circumstances and the charter of the corporation, there may be various exceptions to these votes. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. The charters of BlackRock Index Funds, Inc. and BlackRock Large Cap Series Funds, Inc. (the “Maryland Corporation Charters”) contains such provisions.

Election and Removal of Directors

Shareholders of a Maryland corporation generally are entitled to elect and remove directors. Shareholders of each of the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the Advantage Large Cap Core Acquiring Fund may elect directors at any annual meeting or a special meeting in lieu thereof. Provided the charter or bylaws so provides, the MGCL does not require a corporation registered as an open-end investment company to hold an annual meeting in any year in which the election of directors is not required by the 1940 Act. BlackRock Index Funds, Inc.’s and BlackRock Large Cap Series Funds, Inc.’s Amended and Restated Bylaws (the “Maryland Corporation By-Laws”) contain such a provision. Shareholders may, in accordance with the terms of the Maryland Corporation By-Laws, cause a meeting of shareholders to be held for any proper purpose, including voting on the removal of Directors. Also, the Target Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in service or distribution fees or of a change in fundamental policies, objectives or restrictions.

Amendments to the Charter

Under the MGCL, shareholders of corporations are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock, provided that the charter of the corporation does not prohibit such action by the board. Under the MGCL, generally a change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of a Maryland corporation may, however, if permitted by the charter, without a vote of the shareholders, classify or reclassify any unissued stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. The Maryland Corporation Charters each permit the applicable Acquiring Trust’s board of directors to do so. The MGCL permits the board of directors of an open-end investment company to supplement the charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares in any class or series, unless prohibited by the charter. The Maryland Corporation Charters do not prohibit the applicable Acquiring Trusts’ board of directors from doing so.

Issuance of Shares

If so provided by the charter, the MGCL provides that the board of directors of a Maryland corporation has the power to authorize the issuance of stock. Prior to issuance of shares of each class or series, the board of directors of a Maryland corporation may, in its sole discretion, set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

Shareholder, Director and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation except that a shareholder may be liable to the extent that (i) the subscription price or other agreed upon consideration for stock subscribed for has not been paid, or (ii) liability is imposed under any other provision of the MGCL. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability solely for reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

Derivative Actions

Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Delaware Limited Liability Companies

The Russell 2000 Small-Cap Index Acquiring Master Series and the Advantage Large Cap Core Acquiring Master Portfolio are governed by the QMS Governing Documents and the Master Large Cap Series LLC Governing Documents, respectively, and the LLC Act.

Member Voting

Unless otherwise provided in a limited liability company agreement, the LLC Act vests the management of a limited liability company in its members. The Delaware LLC Agreements vest management of QMS and each series thereof (including the Russell 2000 Small-Cap Index Acquiring Master Series) and Master Large Cap Series LLC and each series thereof (including the Advantage Large Cap Core Acquiring Master Portfolio), as

applicable, in the directors of QMS and the directors of Master Large Cap Series LLC, respectively, and provide that each director shall be a “manager” as such term is defined in the LLC Act.

Under the QMS LLC Agreement, the directors may, without member approval unless such approval is required by the 1940 Act, sell or convey all or substantially of the assets of QMS or any series thereof (including the Russell 2000 Small-Cap Index Acquiring Master Series) to a trust (or series thereof), so long as such trust is an open-end management investment company under the 1940 Act, for adequate consideration as determined by the directors, which may include the assumption of all outstanding obligations, taxes or liabilities of the affected series and may include shares, beneficial interests, stock or other ownership interests of such trust (or series thereof). Under the Master Large Cap Series LLC Agreement, Master Large Cap Series LLC may convert or merge into or consolidate with any corporation, association, other limited liability company or other organization or Master Large Cap Series LLC or any series thereof (including the Advantage Large Cap Core Acquiring Master Portfolio) may sell, lease or exchange all or substantially all of the company property belonging to such series including its good will, upon such terms and conditions and for such consideration when and as authorized by vote or written or other legally permissible form of consent of two-thirds (2/3) of the directors then in office.

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a Rule 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

Election and Removal of Directors

Each Delaware LLC Agreement provides that the number of directors of QMS and Master Large Cap Series LLC, as applicable, shall in no event be less than three or more than fifteen. Each Delaware LLC Agreement provides that, except as otherwise provided in the 1940 Act, each director shall hold office until such director resigns or is removed pursuant to the applicable Delaware LLC Agreement. Under each Delaware LLC Agreement, a director may be removed by the action of two-thirds of the remaining directors. In the case of a vacancy, members holding at least a majority of the interests entitled to vote, acting at any meeting of the members held in accordance with the applicable Delaware LLC Agreement or, to the extent permitted by the 1940 Act, a majority vote of the directors continuing in office acting by written instrument, may fill such vacancy.

Issuance of Shares

Under each Delaware LLC Agreement, the directors of QMS or Master Large Cap Series LLC, as applicable, are permitted to issue an unlimited number of interests for such consideration and on such terms as the directors may determine, provided that the number of members holding interests of any series of QMS or Master Large Cap Series LLC, as applicable, is limited to fewer than 100. Members are not entitled to any pre-emptive rights or other rights to subscribe to additional interests. Interests are subject to such other preference, conversion, and special or relative rights, as the directors may determine.

Series

The QMS LLC Agreement gives broad authority to the directors of QMS to establish and designate series of interests and fix and determine the rights of Holders of interests in such series, including with respect to the price, terms and manner of purchase and redemption, dividends and other distributions, rights on liquidation, sinking or purchase fund provisions, conversion rights and conditions under which the Holders of the several series shall have separate voting rights or no voting rights. The Master Large Cap Series LLC Agreement gives broad authority to the directors of Master Large Cap Series LLC to establish and designate series of interests or divide interests into two or more series, interests of each series having such preferences and special or relative rights and privileges (including conversion rights, if any) as the directors of Master Large Cap Series LLC may determine in their sole discretion.

Amendments to the Delaware LLC Agreements

Amendments to the QMS LLC Agreement require a vote by two-thirds of the directors then in office, provided that the vote or written consent of members holding more than 50% of the total outstanding interests is necessary to approve any amendment, whenever such vote or consent is required under the 1940 Act. Amendments to the Master Large Cap Series LLC Agreement require a vote by two-thirds of the directors then in office, provided that the vote or written consent of members holding more than 50% of the total outstanding interests or of members holding 67% or more of the interests voting or consenting, if Holders of at least 50% of such Interests vote or consent, is necessary to approve any amendment, whenever such vote or consent is required under the 1940 Act. However, no amendment may be made to either Delaware LLC Agreement that would impair the exemption from personal liability of members, directors, officers, employees and agents of QMS or Master Large Cap Series LLC, as applicable.

Holder, Director and Officer Liability

The QMS LLC Agreement provides that members shall be entitled to the full protection against personal liability for the obligations of QMS to the extent provided in the LLC Act. The Master Large Cap Series LLC Agreement provides that members shall be entitled to the full protection against personal liability for the obligations of Master Large Cap Series LLC to the extent provided in the LLC Act. The LLC Act provides that members of a limited liability company shall not be obligated personally for any debts, obligations or liabilities of such limited liability company solely by reason of being a member. The Delaware LLC Agreements require each of QMS and Master Large Cap Series LLC to indemnify a member from any claim or liability to which such member may become subject solely by reason of his or her being or having been a member and not because of his or her acts or omissions or for some other reason. In addition, each of QMS and Master Large Cap Series LLC will reimburse a member for all legal and other expenses reasonably incurred in connection with any such claim or liability upon proper and timely request by such member. Similarly, the Delaware LLC Agreements provide that directors shall be entitled to the protection against personal liability for the obligations of QMS and Master Large Cap Series LLC, as applicable, to the extent provided in the LLC Act. The LLC Act provides that managers of a limited liability company shall not be obligated personally for any debts, obligations or liabilities of such limited liability company solely by reason of being a manager. In addition, the Delaware LLC Agreements provide that the directors shall not be liable to the QMS or Master Large Cap Series LLC, as applicable, their respective members, or any director, officer, employee, or agent thereof except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. The QMS LLC Agreement provides that the officers, employees and agents of QMS, when acting in such capacities, shall not be personally liable to any person other than QMS or a Holder for any act, omission or obligation of QMS or director and (ii) no officer, employee or agent of QMS shall be liable to QMS, its Holders, or to any director, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting director to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. The Master Large Cap Series LLC Agreement provides that officers, employees and agents of Master Large Cap Series LLC shall not be subject to any personal liability whatsoever in his or her official or individual capacity to any person (other than as provided in the following sentence). No officer, employee or agent of Master Large Cap Series LLC shall be liable to Master Large Cap Series LLC, its Holders, or to any director, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting director to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. The Delaware LLC Agreements further provide for indemnification of such persons and that directors may make advance payments in connection with such indemnification of such persons under certain conditions.

The Delaware LLC Agreements also provide that each director, officer or employee of QMS or Master Large Cap Series LLC, as applicable, may rely in good faith on expert advice.

Derivative Actions

Under the LLC Act, a member of a limited liability company may bring a derivative action if managers or members with authority to do so have refused to bring the action or if an effort to cause such managers or members to bring the action is not likely to succeed.

Massachusetts Business Trusts

Each of the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund is governed by the BlackRock FundsSM Declaration and the Amended and Restated Code of Regulations (the “BlackRock FundsSM By-Laws,” and, together with the BlackRock FundsSM Declaration, the “BlackRock FundsSM Governing Documents”). Under the BlackRock FundsSM Declaration, any determination as to what is in the interests of BlackRock FundsSM made by the trustees in good faith is conclusive, and in construing the provisions of the BlackRock FundsSM Declaration, there is a presumption in favor of a grant of power to the trustees. Further, the BlackRock FundsSM Declaration provides that certain determinations made in good faith by the trustees are binding upon BlackRock FundsSM and all shareholders, and shares are issued and sold on the condition and understanding, evidenced by the purchase of shares, that any and all such determinations shall be so binding. The following is a summary of some of the key provisions of the BlackRock FundsSM Governing Documents.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a Rule 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

The BlackRock FundsSM Declaration requires a shareholder vote on matters in addition to those required under the 1940 Act, such as certain mergers, consolidations and sales of assets, derivative actions (to the same extent as a shareholder of a Massachusetts business corporation) and certain amendments to the BlackRock FundsSM Declaration. Shareholders have no power to vote on any matter except as required by applicable law, the BlackRock FundsSM Governing Documents, or as otherwise determined by the trustees.

There are ordinarily no annual meetings of shareholders, but special meetings may be called by the trustees or certain officers and by the written request of shareholders owning at least ten percent of the outstanding shares entitled to vote. The BlackRock FundsSM Declaration provides that the presence, in person or by proxy, of the shareholders entitled to cast at least a majority of the votes which all shareholders are entitled to cast on the particular matter shall constitute a quorum for the purpose of considering such matter. Except as may otherwise be required by applicable law, the BlackRock FundsSM Declaration or the trustees, the affirmative vote of a majority of the shares present in person or by proxy is required to approve a matter, except that trustees are elected by plurality vote.

Election and Removal of Trustees

The BlackRock FundsSM Declaration provides that the trustees determine the size of the board of trustees, subject to a maximum of twenty, and to set and alter the terms of office of the trustees, and may make their terms of unlimited duration. It also provides that vacancies on the board of trustees may be filled by the remaining trustees, except when election by the shareholders is required under the 1940 Act. Therefore, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. Trustees are then elected by a plurality vote of the shareholders. A trustee may be removed at any time with or without cause by action of at least two-thirds of the remaining trustees.

Issuance of Shares

Under the BlackRock FundsSM Declaration, the trustees are permitted to issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to additional shares. Shares are subject to such other preference, conversion, exchange or similar rights, as the trustees may determine.

Series and Classes

The BlackRock FundsSM Declaration gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes. The trustees are also authorized to merge or terminate a series or a class without a vote of shareholders under certain circumstances.

Amendments to BlackRock FundsSM Declaration

Amendments to the BlackRock FundsSM Declaration generally require a vote by a majority of the outstanding shares voting in the aggregate and not by class except to the extent that applicable law may require voting by class, although certain amendments may be made by the trustees without a shareholder vote. However, no amendment may be made that would impair the exemption from personal liability of the trustees or shareholders of the trust, or that would permit an assessment upon any shareholder.

Shareholder, Trustee and Officer Liability

The BlackRock FundsSM Governing Documents provide that shareholders have no personal liability for the acts or obligations of BlackRock FundsSM and require BlackRock FundsSM to indemnify a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, BlackRock FundsSM will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the BlackRock FundsSM Governing Documents provide that any person who is a trustee, officer or employee of BlackRock FundsSM is not personally liable to any person in connection with the affairs of BlackRock FundsSM, other than to BlackRock FundsSM and its shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty. The BlackRock FundsSM Governing Documents further provide for indemnification of such persons and advancement of the expenses of defending any such actions for which indemnification might be sought. The BlackRock FundsSM Declaration also provides that trustees may rely in good faith on expert advice.

Derivative Actions

Massachusetts has what is commonly referred to as a “universal demand statute,” which requires that a shareholder make a written demand on the board, requesting the board members to bring an action, before the shareholder is entitled to bring or maintain a court action or claim on behalf of the entity.

Delaware Statutory Trusts

Each of the Target Trust, BlackRock Funds III, BlackRock Funds VI, MIP, and MIP II is governed by the respective Delaware Trust Declaration, their respective bylaws and the Delaware Act.

Member Voting

Unless otherwise provided in a declaration of trust, the Delaware Act vests the management of a trust in a trustee. The Target Trust Declaration vests management of the Target Trust and each series thereof (including the Target Funds) in the Trustees of the Target Trust and provides that each Trustee shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in the Target Trust Declaration. Each of the BlackRock Funds III Declaration and BlackRock Funds VI Declaration vests management of the applicable Acquiring Trust and each series thereof (including the S&P 500 Index Acquiring Fund with respect to BlackRock Funds III and the CoreAlpha Bond Acquiring Fund with respect to BlackRock Funds VI) in the Trustees of the applicable Acquiring Trust and provides that the Trustees shall have exclusive and absolute control over the trust property and over the business of the applicable Acquiring Trust to the same extent as if the Trustees were the sole owners of the trust property and business in their own right, but with such powers of delegation as may be permitted by the applicable Delaware Trust Declaration. Each of the MIP Declaration and MIP II Declaration vests management of the applicable Acquiring Master Trust and each series thereof (including the S&P 500 Index Acquiring Master Portfolio with respect to MIP and the CoreAlpha Bond Acquiring Master Portfolio with respect to MIP II) in the Trustees of the applicable Acquiring Master Trust and provides that the Trustees shall have all powers necessary or desirable to carry out the purposes of the applicable Acquiring Master Trust, including, without limitation, the powers referred to the applicable Delaware Trust Declaration.

Under the Target Trust Declaration, the Trustees may sell, convey, and transfer the assets of the Target Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Target Trust to be held as assets belonging to another series of the Target Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Target Trust, shares corresponding to such other series) with such transfer either (i) being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred, or (ii) not being made subject to, or not with the assumption of, such liabilities. Under each of the BlackRock Funds III Declaration and the BlackRock Funds VI Declaration, the Trustees, in order to change the form of organization of the applicable Acquiring Trust, may, without prior shareholder approval, (i) cause the applicable Acquiring Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another trust or company; (ii) cause a series of the applicable Acquiring Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another series of the applicable Acquiring Trust or another series of another trust or company; (iii) cause the shares of a class of a series to be converted into another class of the same series; (iv) cause the shares of the applicable Acquiring Trust or any series to be converted into beneficial interests in another business or statutory trust (or series thereof); (v) cause the shares of the applicable Acquiring Trust or any series to be exchanged for shares in another trust or company under or pursuant to any state or federal statute to the extent permitted by law; or (vi) cause the applicable Acquiring Trust to incorporate under the laws of State of Delaware. Each of the MIP Declaration and MIP II Declaration provides that the Trustees, subject to applicable law, may, without interestholder approval, sell and convey all or substantially all of the assets of applicable Acquiring Master Trust or any series to one or more trusts, partnerships, associations or corporations so long as the transferee is an investment company under the 1940 Act, or is a series thereof; any such sale shall be for such consideration as the Trustees, in their absolute discretion, deem adequate and may include the assignment of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the applicable Acquiring Master Trust or any series and may include shares of beneficial interest, stock or other ownership interest of the transferee or of a series thereof.

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a Rule 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

Election and Removal of Trustees

The Target Trust Declaration provides that the number of Trustees which shall constitute the entire Target Board shall be not less than one (1) nor more than fifteen (15), which number may be increased or decreased by the Trustees, but shall never be less than the minimum number permitted by the Delaware Act. The Target Trust Declaration states that each Trustee shall hold office until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his or her successor is elected and qualified, and any Trustee who is appointed by the Trustees in the interim to fill a vacancy shall have the same remaining term as that of his or her predecessor, if any, or such term as the Trustees may determine. Any Trustee may resign or retire as a Trustee by an instrument in writing signed by such Trustee and delivered or mailed to an appropriate officer. In addition, any Trustee may be removed with or without cause at any time: (1) by written instrument signed by two-thirds (2/3) of the number of Trustees in office prior to such removal, specifying the date upon which such removal shall become effective, or (2) by the affirmative vote of shareholders holding not less than two-thirds (2/3) of shares outstanding, cast in person or by proxy at any meeting called for that purpose.

The BlackRock Funds III Declaration provides that the number of Trustees shall be fixed from time to time by action of a majority of the Trustees, provided, however, that the number of Trustees shall in no event be more than fifteen (15) or less than three (3). The BlackRock Funds VI Declaration provides that the number of Trustees shall be fixed from time to time by action of a majority of the Trustees, provided, however, that the number of Trustees shall in no event be more than fifteen (15) or fewer than one (1). The BlackRock Funds III Declaration and the BlackRock Funds VI Declaration each states that the Trustees shall hold office during the lifetime of the applicable Acquiring Trust, and until its termination, except that: (a) any Trustee may resign his or her trust by written instrument signed by him or her and delivered to the applicable Acquiring Trust, which shall take effect upon such delivery or upon such later date as is specified therein; (b) any Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his or her retirement; and (d) a Trustee may be removed at any meeting of the shareholders of the applicable Acquiring Trust by a vote of shareholders owning at least two-thirds of the outstanding shares. In addition, an appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees.

The MIP Declaration provides that the number of Trustees shall be fixed from time to time by the Trustees and shall be not less than three. The MIP II Declaration provides that the number of Trustees shall be fixed from time to time by the Trustees and shall be not less than one. The MIP Declaration and MIP II Declaration each states that the Trustees shall hold office during the lifetime of the applicable Acquiring Master Trust, and until its termination, except that: (i) any Trustee may resign his or her trust by written instrument signed by him or her and delivered to the applicable Acquiring Master Trust, which shall take effect upon such delivery or upon such later date as is specified therein; (ii) any Trustee may be removed at any time by vote of at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (iii) any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his or her retirement; and (iv) a Trustee may be removed at any meeting of the interestholders of the applicable Acquiring Master Trust by vote of two-thirds of the outstanding interests entitled to vote thereon. An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees.

Issuance of Shares

Under the Target Trust Declaration, the Trustees are authorized to issue an unlimited number of shares. Shareholders are not entitled to any pre-emptive rights other than such rights, if any, the Trustees in their discretion may determine. Shareholders have no appraisal rights with respect to their shares and, except as otherwise determined by resolution of the Trustees in their sole discretion, shall have no exchange or conversion rights with respect to their shares.

The BlackRock Funds III Declaration and the BlackRock Funds VI Declaration each provides that the Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in shares and, subject to the provisions set forth in the applicable Delaware Trust, to apply to any such repurchase, redemption, retirement, cancellation, or acquisition of shares any funds or property of the applicable Acquiring Trust, or the particular series of the applicable Acquiring Trust, with respect to which such shares are issued. The number of shares of each series, and each class thereof, authorized under the applicable Delaware Trust Declaration is unlimited. Under each of the BlackRock Funds III Declaration and the BlackRock Funds VI Declaration, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the applicable Acquiring Trust or the Trustees, whether of the same or other series.

Under each of the MIP Declaration and the MIP II Declaration, the number of interests authorized shall be unlimited, provided that no series shall at any time have more than 100 interestholders. Under each of the MIP Declaration and the MIP II Declaration, interestholders shall have no preemptive or appraisal or other right to subscribe for any additional interests or other securities issued by applicable Acquiring Master Trust. In addition, interestholders shall have no right to demand payment for their interests or any other rights of dissenting shareholders in the event the applicable Acquiring Master Trust participates in any transaction which would give rise to appraisal or dissenters’ rights by a shareholder of a corporation organized under the General Corporation Law of the State of Delaware, or otherwise. No action may be brought by an interestholder on behalf of the applicable Acquiring Master Trust unless interestholders owning not less than 10 percent of then outstanding interests of the applicable Acquiring Master Trust join in the bringing of such action. No action may be brought by an interestholder on behalf of any series of the applicable Acquiring Master Trust unless interestholders owning not less than 10 percent of then outstanding interests of such series join in the bringing of such action.

Series

The Target Trust Declaration provides that the Trustees shall have exclusive power without the requirement of shareholder approval to establish and designate separate and distinct series of shares and with respect to any series of shares, to establish and designate separate and distinct classes of shares. The shares of the Target Trust shall be divided into one or more separate and distinct series or classes of a series as the Trustees shall from time to time establish and designate.

The BlackRock Funds III Declaration and the BlackRock Funds VI Declaration each provides that the Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any series of the applicable Acquiring Trust, to establish and designate and to change in any manner such series of shares or any classes of initial or additional series and to fix such preferences, voting powers, rights and privileges of such series or classes thereof as the Trustees may from time to time determine, to divide and combine the shares or any series or classes thereof into a greater or lesser number, to classify or reclassify any issued shares or any series or classes thereof into one or more series or classes of shares, or to take such other action with respect to the shares as the Trustees may deem desirable.

The MIP Declaration and the MIP II Declaration each provides that the Trustees shall have full power and authority, subject to the provisions of the applicable Delaware Trust Declaration and applicable provisions of Delaware law, to establish separate and distinct series with separately defined investment objectives and policies and separately defined investment purposes and to establish classes of such series having relative rights, powers and duties as the Trustees may provide consistent with applicable law; to allocate assets, liabilities, income and expenses of the applicable Acquiring Master Trust to a particular series of interests or to apportion the same among two or more series, provided that any liabilities or expenses incurred by a particular series of interests shall be payable solely out of the assets of that series; and to the extent necessary or appropriate to give effect to the preferences and special or relative rights and privileges of any classes of interests, to allocate assets, liabilities, income and expenses of a series to a particular class of interests of that series or to apportion the same among two or more classes of interests of that series.

Amendments to the Delaware Trust Declarations

Except as otherwise specifically provided therein or as required by the 1940 Act or other applicable law, the Target Trust Declaration may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office. No amendment of the Target Trust Declaration or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to Trustees and officers thereunder with respect to any act or omission occurring prior to such amendment or repeal.

Except as specifically provided in the BlackRock Funds III Declaration or the BlackRock Funds VI Declaration, as applicable, the Trustees of the applicable Acquiring Trust, without shareholder vote, may amend or otherwise supplement the applicable Delaware Trust Declaration by making an amendment, a trust instrument supplemental to the applicable Delaware Trust Declaration, or an amended and restated trust instrument. Shareholders have the right to vote (i) on any amendment which would affect their right to vote granted in certain provisions of the applicable Delaware Trust Declaration, (ii) on any amendment to the section of the applicable Delaware Trust Declaration concerning amendments, (iii) on any amendment as may be required by law or by the applicable Acquiring Trust’s registration statement filed with the SEC, and (iv) on any amendment submitted to the shareholders by the Trustees. Any amendment required or permitted to be submitted to shareholders which, as the Trustees determine, shall affect the shareholders of one or more series shall be authorized by vote of the shareholders of each series affected and no vote of shareholders of a series not affected shall be required. Notwithstanding anything else in the applicable Delaware Trust Declaration, any amendment thereto shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of BlackRock Funds III Covered Persons or BlackRock Funds VI Covered Persons (each as defined below) prior to such amendment.

Except as specifically provided in the MIP Declaration or the MIP II Declaration, as applicable, the Trustees of the applicable Acquiring Master Trust may, without interestholder vote, amend or otherwise supplement the applicable Delaware Trust Declaration by an instrument in writing signed by a majority of the Trustees; provided, however, the interestholders shall have the right to vote (a) on any amendment which would affect their right to vote granted in certain provisions of the applicable Delaware Trust Declaration, (b) on any amendment to the section of the applicable Delaware Trust Declaration, concerning amendments, (c) on any amendment as may be required by the 1940 Act and (d) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to the interestholders which, as the Trustees determine, shall affect the Interestholders of one or more series shall be authorized by vote of the interestholders of each series affected and no vote of interestholders of a series not affected shall be required.

Shareholder, Trustee and Officer Liability

The Target Trust Declaration provides that, in case any shareholder or former shareholder of the Target Trust shall be held to be personally liable solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder shall be entitled out of the assets of the Target Trust to be held harmless from and indemnified against all loss and expense arising from such liability.

The Target Trust Declaration limits the liability to the Target Trust, or a series thereof, of a Trustee, officer, employee or agent of the Target Trust, including persons who serve at the request of the Target Trust as directors, trustees, officers, employees or agents of another organization in which the Target Trust has an interest as a shareholder, creditor or otherwise (the “Target Fund Covered Person”), by requiring the Target Trust to indemnify him against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. However, no indemnification will be provided to a Target Fund Covered Person for any liability to the Target Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Target Fund Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Target Trust Declaration further provides that the Trustees of the Target Trust are empowered to purchase and pay out of Target Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Target Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any employee thereof (or any person connected therewith), of the Target Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Target Trust would have the power to indemnify such person against such liability.

The BlackRock Funds III Declaration and the BlackRock Funds VI Declaration each provides that, in case any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of his or her being or having been a shareholder of such series and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The applicable Acquiring Trust, on behalf of the affected series, shall assume, upon request by the shareholder, the defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The BlackRock Funds III Declaration and the BlackRock Funds VI Declaration each states that, subject to the exceptions and limitations contained in this paragraph: (i) every person who is, or has been, a Trustee or officer of BlackRock Funds III or BlackRock Funds VI, as applicable, (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “BlackRock Funds III Covered Person” with respect to BlackRock Funds III or a “BlackRock Funds VI Covered Person” with respect to BlackRock Funds VI) shall be indemnified by the applicable Acquiring Trust or by one or more series thereof if the claim arises from his or her conduct with respect to only such series (unless the series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligation, to the extent not satisfied out of the assets of a series, shall be an obligation of the applicable Acquiring Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such BlackRock Funds III Covered Person or BlackRock Funds VI Covered Person in connection with any claim, action, suit, or proceeding in which such BlackRock Funds III Covered Person or BlackRock Funds VI Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such BlackRock Funds III Covered Person or

BlackRock Funds VI Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities. No indemnification shall be provided under the BlackRock Funds III Declaration to a BlackRock Funds III Covered Person or under the BlackRock Funds VI Declaration to a BlackRock Funds VI Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the applicable Acquiring Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the BlackRock Funds III Covered Person’s or BlackRock Funds VI Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the applicable Acquiring Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in clause (i) above resulting in a payment by a BlackRock Funds III Covered Person or BlackRock Funds VI Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are interested persons of the applicable Acquiring Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The MIP Declaration and the MIP II Declaration each provides that, in case any interestholder or former interestholder shall be held to be personally liable solely by reason of his being or having been an interestholder and not because of his acts or omissions or for some other reason, the interestholder or former interestholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the particular series of interests of which he or she is or was an interestholder to be held harmless from and indemnified against all losses and expenses arising from such liability. Upon request, MIP or MIP II, as applicable, shall cause its counsel to assume the defense of any claim which, if successful, would result in an obligation of the applicable Acquiring Master Trust to indemnify the interestholder as aforesaid.

The MIP Declaration and the MIP II Declaration each provides that, subject to the exceptions and limitations contained in in this paragraph: (i) every person who is, or has been, a Trustee or officer of MIP or MIP II, as applicable, (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “MIP Covered Person” with respect to MIP or a “MIP II Covered Person” with respect to MIP II) shall be indemnified by the applicable Acquiring Master Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such series (unless the series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligation, to the extent not satisfied out of the assets of a series, shall be an obligation of the applicable Acquiring Master Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such MIP Covered Person or MIP II Covered Person, in connection with any claim, action, suit, or proceeding in which such MIP Covered Person or MIP II Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such MIP Covered Person or MIP II Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities. No indemnification shall be provided under the MIP Declaration or the MIP II Declaration to a MIP Covered Person or MIP II Covered Person, respectively: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the applicable Acquiring Trust or its interestholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the MIP Covered Person’s or MIP II Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the applicable Acquiring Master Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in clause (i) above resulting in a payment by a MIP Covered Person or MIP II Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are interested persons of the applicable Acquiring Master Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry).

Derivative Actions

The Delaware Act permits a shareholder to bring a derivative action on behalf of a trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust. Under the Target Trust Declaration, before a shareholder of a Target Fund can bring a derivative action, the Target Trust Declaration provides that no action may be brought by a shareholder on behalf of the Target Trust unless shareholders owning no less than a majority of the then outstanding shares, or series or class thereof, join in the bringing of such action. Before a shareholder of the S&P 500 Index Acquiring Fund or the CoreAlpha Bond Acquiring Fund can bring a derivative action, the BlackRock Funds III Declaration and the BlackRock Funds VI Declaration, as applicable, requires that shareholders who collectively hold at least 10% of the outstanding shares of the applicable Acquiring Fund join in the bringing of such action, unless a majority of the trustees of the BlackRock Funds III Board or BlackRock Funds VI Board, as applicable, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. Before an interestholder of the S&P 500 Index Acquiring Master Portfolio or the CoreAlpha Bond Acquiring Master Portfolio can bring a derivative action, the MIP Declaration and the MIP II Declaration, as applicable, each requires that interestholders who collectively hold at least 10% of the outstanding interests of the applicable Acquiring Master Portfolio join in the bringing of such action.

* * *

The foregoing is only a summary of certain rights of shareholders under the organizational documents governing the Target Funds, the Target Trust, the Acquiring Funds, the Acquiring Trusts, the Acquiring Master Portfolios and the Acquiring Master Trusts and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Meetings

The Funds do not hold regular annual meetings of shareholders. Notwithstanding the special meeting to be held in connection with the proposed transaction, as a general matter, neither the Acquiring Funds nor the Target Funds intend to hold future regular annual or special meetings of its shareholders unless required by the Trust Declarations or the 1940 Act.

Since the Target Trust does not hold annual meetings of shareholders, the anticipated date of the next meeting cannot be provided, and no date can be given by which a proposal by a shareholder for consideration at such a meeting must be submitted. Any proposal submitted by a shareholder must be received by the Target Trust within a reasonable time prior to the next meeting of shareholders. If you want to submit a proposal for presentation at a meeting of shareholders, you should send the proposal to State Farm Investment Management Corp., Attn: Secretary, One State Farm Plaza, Bloomington, Illinois 61710-0001.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of the Target Fund and the Target Board primarily by the mailing of the Notice of Special Meeting of Shareholders and this Combined Prospectus/Proxy Statement with its enclosures on or about August [    ], 2018.

The Target Funds have retained Computershare Fund Services, located at 280 Oser Avenue, Hauppauge, New York 11788, a professional proxy solicitation firm, to assist with the distribution of proxy materials and the solicitation and tabulation of proxies at an aggregate cost of approximately $720,000 payable by SFIMC and/or its respective affiliates. Representatives of the Acquiring Fund Managers and their affiliates and other representatives of the Target Fund may also solicit proxies.

Questions about the Proposals should be directed to State Farm toll-free at (800) 447-4930.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganizations of each Target Fund with the corresponding Acquiring Fund (each, a “Proposal” and collectively, the “Proposals”) and the solicitation of proxies by and on behalf of the Target Board for use at the Special Meeting. The Special Meeting will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. at One State Farm Plaza, Bloomington, Illinois, 61710-0001 or at such later time as is made necessary by adjournment or postponement.

Each share of the Target Fund (including fractional shares) is entitled to one vote for each dollar of NAV represented by that share on all matters to which the holder of that share is entitled to vote. The tables below set forth the number of shares outstanding of each class of each Target Fund and the number of votes to which each such class is entitled as of the Record Date:

Fund/Portfolio	Shares Outstanding	Aggregate Net Asset Value ($) / Number of Votes
STATE FARM MUTUAL FUND TRUST
S&P 500 Index Target Fund
Class A Shares	26,856,474	537,398,062
Class B Shares	378,937	7,646,957
Legacy Class B Shares	534,692	10,897,024
Premier Shares	33,604,821	676,801,106
Class R-1 Shares	484,729	9,738,208
Class R-2 Shares	1,330,150	26,576,411
Class R-3 Shares	239,863	4,833,252
Institutional Shares	12,542,357	253,355,621
Bond Target Fund
Class A Shares	15,659,038	170,996,695
Class B Shares	783,620	8,549,304
Legacy Class B Shares	118,969	1,301,526
Premier Shares	28,105,676	307,195,040
Class R-1 Shares	292,612	3,195,332
Class R-2 Shares	889,444	9,703,837
Class R-3 Shares	161,962	1,770,247
Institutional Shares	25,209,943	275,292,583

Fund/Portfolio	Shares Outstanding	Aggregate Net Asset Value ($) / Number of Votes
Small Cap Index Target Fund
Class A Shares	9,133,100	174,624,882
Class B Shares	771,588	14,336,107
Legacy Class B Shares	1,370,432	25,270,769
Premier Shares	11,390,701	215,739,883
Class R-1 Shares	215,607	4,109,469
Class R-2 Shares	542,678	10,376,009
Class R-3 Shares	150,012	2,895,239
Institutional Shares	5,637,145	108,740,528
International Index Target Fund
Class A Shares	6,057,722	77,962,891
Class B Shares	844,230	10,890,576
Legacy Class B Shares	1,057,951	13,689,892
Premier Shares	9,262,312	119,020,713
Class R-1 Shares	247,294	3,187,627
Class R-2 Shares	652,886	8,383,058
Class R-3 Shares	220,893	2,849,530
Institutional Shares	4,140,446	53,370,351
Equity Target Fund
Class A Shares	12,801,676	141,970,596
Class B Shares	181,104	1,988,531
Legacy Class B Shares	292,180	3,400,979
Premier Shares	14,242,999	165,930,943
Class R-1 Shares	236,348	2,621,102
Class R-2 Shares	1,292,705	14,297,326
Class R-3 Shares	202,861	2,263,937
Institutional Shares	27,964,749	311,806,952
Small/Mid Cap Equity Target Fund
Class A Shares	7,707,245	96,032,281
Class B Shares	1,013,132	11,468,661
Legacy Class B Shares	816,587	8,974,296
Premier Shares	9,915,163	120,469,240
Class R-1 Shares	299,573	3,490,027
Class R-2 Shares	873,695	10,536,767
Class R-3 Shares	224,760	2,854,461
Institutional Shares	4,174,145	53,762,988
International Equity Target Fund
Class A Shares	3,046,223	40,118,764
Class B Shares	880,473	11,296,469
Legacy Class B Shares	869,031	11,340,857
Premier Shares	4,841,617	64,490,340
Class R-1 Shares	210,959	2,750,909
Class R-2 Shares	499,528	6,563,801
Class R-3 Shares	216,629	2,881,176
Institutional Shares	1,931,140	25,722,793
Tax Advantaged Bond Target Fund
Class A Shares	7,319,163	85,341,446
Class B Shares	146,560	1,708,894
Legacy Class B Shares	7,191	83,847
Premier Shares	32,040,741	373,274,638

Shareholder Approval – Quorum and Required Votes

Approval of each Reorganization Agreement, each of which provides for the Reorganization of a Target Fund with the corresponding Acquiring Fund, will require the affirmative vote of a majority of the outstanding voting shares of the applicable Target Fund entitled to vote thereon, as defined in the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of a Target Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes in a Target Fund, voting together as a single class. One or more Reorganizations may not be approved by shareholders of the applicable Target Fund(s). If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund(s), which may include seeking a merger with a different fund(s), the liquidation of such Target Fund(s) or continuing current operations of such Target Fund(s). No Reorganization is contingent upon the approval of any other Reorganization. If a Reorganization does not occur as contemplated in this Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of the applicable Target Fund as to the status of the transaction. In such circumstances, the Target Board will examine alternatives to such Reorganization in light of the best interests of such Target Fund’s shareholders. Those Reorganizations that are approved will occur as contemplated in this Combined Prospectus/Proxy Statement.

The Target Board has fixed the close of business on May 25, 2018 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper proxy card or by submitting a Proxy by telephone or over the Internet), the shares of each Target Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may deem appropriate in connection with any other matter that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

With respect to each Target Fund, 30% of the outstanding shares of the Target Fund entitled to vote on a Proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting, provided, however, that any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments.

Adjourned meetings may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

All properly executed Proxies received prior to the Special Meeting or any adjournment or postponement thereof will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed Proxies will be voted “FOR” the approval of the applicable Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners may vote on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more Proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum. Abstentions and broker non-votes will have the same effect as votes against a Reorganization.

Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on the Reorganization before the Special Meeting. The NYSE has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealers’ request for voting instructions may not vote such customer’s shares on a Reorganization. A signed proxy card or other authorization by a beneficial owner of shares of a Target Fund that does not specify how the beneficial owner’s shares are to be voted on the proposed Reorganization may be deemed to be an instruction to vote such shares in favor of such Reorganization.

Registrant Reorganization

It is expected that the CoreAlpha Bond Predecessor Fund, which invests all of its assets in CoreAlpha Bond Predecessor Master Portfolio, will be the predecessor to the CoreAlpha Bond Acquiring Fund pursuant to the “Registrant Reorganization.” The CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio. As a result of the proposed Registrant Reorganization, the CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will adopt the performance and financial history of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio, respectively. The Registrant Reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

The Registrant Reorganization is not subject to shareholder approval and it is expected to take place in the third quarter of 2018. The proposed Reorganization of the Bond Target Fund into the CoreAlpha Bond Acquiring Fund will not take place until after the Registrant Reorganization.

Manner of Voting

Each Target Fund’s shareholders may cast their vote via touchtone telephone or the Internet using the instructions provided on the enclosed proxy card, by returning the enclosed proxy card or by appearing in person at the Special Meeting. Any shareholder who has given a Proxy, whether in written form, by telephone or over the Internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Target Trust or by voting in person at the Special Meeting.

Voting via the Internet. You may vote by proxy via the Internet by following the instructions on the enclosed proxy card. Prior to logging on, you should read this Combined Prospectus/Proxy Statement. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand.

Voting by Telephone. You may vote by proxy by calling the toll-free number found on the enclosed proxy card and following the automated touchtone voting directions. Prior to calling, you should read this Combined Prospectus/Proxy Statement. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand.

Voting by Mail. If you received printed copies of this Combined Prospectus/Proxy Statement by mail, you may vote by proxy by filling out the enclosed proxy card and returning it in the postage paid envelope provided. Please note that if you sign and date the proxy card, but do not indicate how the shares should be voted, the shares will be voted “For” the approval of the applicable Proposal.

Voting in Person. If you wish to vote in person at the Special Meeting, please complete each proxy card and bring it to the Special Meeting.

A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners.

Additional Information. Shareholders voting their proxies by Internet or Telephone need not return their proxy card by mail.

The Target Funds believe that the procedures for authorizing the execution of a Proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

For directions to the Special Meeting, please contact Computershare Fund Services, the firm assisting us in the solicitation of proxies, toll-free at (866) 209-6472.

August [    ], 2018

APPENDIX I

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

S&P 500 Index Acquiring Fund

Fundamental Investment Restrictions:

The S&P 500 Index Acquiring Fund may not:

1.

Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the S&P 500 Index Acquiring Fund’s investments in that industry would equal or exceed 25% of the current value of the S&P 500 Index Acquiring Fund’s total assets, provided that this restriction does not limit the S&P 500 Index Acquiring Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the S&P 500 Index Acquiring Fund reserves the right to concentrate in any industry in which the index that the S&P 500 Index Acquiring Fund tracks becomes concentrated to approximately the same degree during the same period;

2.

Purchase the securities of any single issuer if, as a result, with respect to 75% of the S&P 500 Index Acquiring Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the S&P 500 Index Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the S&P 500 Index Acquiring Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.	Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

4.

Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

5.

Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the S&P 500 Index Acquiring Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the S&P 500 Index Acquiring Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the S&P 500 Index Acquiring Fund shall not constitute an underwriting for purposes of this paragraph;

6.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the S&P 500 Index Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.

Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; and

8.

Purchase securities on margin (except for short-term credit necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the S&P 500 Index Acquiring Fund’s adoption of fundamental investment restriction no. 7 above, many swaps were treated as securities for purposes of the S&P 500 Index Acquiring Fund’s compliance with applicable law. Accordingly, fundamental investment restriction no. 7 above is being interpreted to permit the S&P 500 Index Acquiring Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

With respect to fundamental investment restriction no. 3 above, the 1940 Act currently allows the S&P 500 Index Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the S&P 500 Index Acquiring Fund has received an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. With respect to fundamental investment restriction no. 4 above, the 1940 Act and regulatory interpretations currently limit the percentage of the S&P 500 Index Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions:

1.

The S&P 500 Index Acquiring Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however that the S&P 500 Index Acquiring Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the S&P 500 Index Acquiring Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the S&P 500 Index Acquiring Fund;

2.

The S&P 500 Index Acquiring Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

3.

The S&P 500 Index Acquiring Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the S&P 500 Index Acquiring Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;

4.	The S&P 500 Index Acquiring Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

5.

The S&P 500 Index Acquiring Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the S&P 500 Index Acquiring Fund may enter into futures and options contracts in accordance with its investment policies; and

6.

The S&P 500 Index Acquiring Fund will provide shareholders with at least 60 days’ notice of any change to the S&P 500 Index Acquiring Fund’s non-fundamental policy to invest at least 90% of the value of the S&P 500 Index Acquiring Fund’s net assets plus the amount of any borrowing for investment purposes, in securities comprising the index that the S&P 500 Index Acquiring Fund tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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The S&P 500 Index Acquiring Master Portfolio has adopted fundamental and non-fundamental investment restrictions which are substantially identical to the fundamental and non-fundamental investment restrictions of the S&P 500 Index Acquiring Fund, except that the S&P 500 Index Acquiring Master Portfolio has not adopted the non-fundamental investment restriction (5) above.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the S&P 500 Index Acquiring Fund may and does invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the S&P 500 Index Acquiring Fund.

CoreAlpha Bond Acquiring Fund

Fundamental Investment Restrictions:

The CoreAlpha Bond Acquiring Fund may not:

1.

Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the CoreAlpha Bond Acquiring Fund’s investments in that industry would exceed 25% of the current value of the CoreAlpha Bond Acquiring Fund’s total assets, provided that this restriction does not limit the CoreAlpha Bond Acquiring Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, provided further that the CoreAlpha Bond Acquiring Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff).

2.

Purchase securities of any issuer if, as a result, with respect to 75% of the CoreAlpha Bond Acquiring Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the CoreAlpha Bond Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the CoreAlpha Bond Acquiring Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

3.	Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4.	Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

5.

Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

6.

Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the CoreAlpha Bond Acquiring Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the CoreAlpha Bond Acquiring Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the CoreAlpha Bond Acquiring Fund shall not constitute an underwriting for purposes of this paragraph.

7.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the CoreAlpha Bond Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

8.

Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward

I-3

contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows the CoreAlpha Bond Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the CoreAlpha Bond Acquiring Fund has received an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. With respect to paragraph (5) above, the 1940 Act and regulatory interpretations currently limit the percentage of the CoreAlpha Bond Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the CoreAlpha Bond Acquiring Fund’s adoption of fundamental investment restriction no. 8 above, many swaps were treated as securities for purposes of the CoreAlpha Bond Acquiring Fund’s compliance with applicable law. Accordingly, fundamental investment restriction no. 8 above is being interpreted to permit the CoreAlpha Bond Acquiring Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

Non-Fundamental Investment Restrictions:

1.

The CoreAlpha Bond Acquiring Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the CoreAlpha Bond Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the CoreAlpha Bond Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

The CoreAlpha Bond Acquiring Fund may not make short sales of securities or maintain a short position, except to the extent permitted by the CoreAlpha Bond Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

The CoreAlpha Bond Acquiring Master Portfolio has adopted fundamental and non-fundamental investment restrictions which are substantially identical to the fundamental and non-fundamental investment restrictions of the CoreAlpha Bond Acquiring Fund.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the CoreAlpha Bond Acquiring Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the CoreAlpha Bond Acquiring Fund.

Russell 2000 Small-Cap Index Acquiring Fund

Fundamental Investment Restrictions:

The Russell 2000 Small-Cap Index Acquiring Fund may not:

1.	Make any investment inconsistent with the Russell 2000 Small-Cap Index Acquiring Fund’s classification as a diversified company under the 1940 Act.

2.

Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, the Russell 2000 Small-Cap Index

I-4

Acquiring Fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

3.	Make investments for the purpose of exercising control or management.

4.

Purchase or sell real estate, except that, to the extent permitted by law, the Russell 2000 Small-Cap Index Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5.

Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that the Russell 2000 Small-Cap Index Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Russell 2000 Small-Cap Index Acquiring Fund’s registration statement, as it may be amended from time to time and (iii) as may otherwise be permitted by an exemptive order issued to the Russell 2000 Small-Cap Index Acquiring Fund by the SEC.

6.	Issue senior securities to the extent such issuance would violate applicable law.

7.

Borrow money, except that (i) the Russell 2000 Small-Cap Index Acquiring Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Russell 2000 Small-Cap Index Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Russell 2000 Small-Cap Index Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Russell 2000 Small-Cap Index Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. The Russell 2000 Small-Cap Index Acquiring Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Russell 2000 Small-Cap Index Acquiring Fund’s investment policies as set forth in its registration statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

8.	Underwrite securities of other issuers except insofar as the Russell 2000 Small-Cap Index Acquiring Fund technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

9.

Purchase or sell commodities or contracts on commodities, except to the extent that the Russell 2000 Small-Cap Index Acquiring Fund may do so in accordance with applicable law and its registration statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Non-Fundamental Investment Restrictions:

1.

The Russell 2000 Small-Cap Index Acquiring Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Russell 2000 Small-Cap Index Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Russell 2000 Small-Cap Index Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

The Russell 2000 Small-Cap Index Acquiring Fund may not make short sales of securities or maintain a short position, except to the extent permitted by the Russell 2000 Small-Cap Index Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

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Except with respect to fundamental investment restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of fundamental investment restriction (2) above, the Russell 2000 Small-Cap Index Acquiring Fund uses the classifications and sub-classifications of MSCI, Inc. as a guide to identify industries.

The Russell 2000 Small-Cap Index Acquiring Master Portfolio has adopted fundamental and non-fundamental investment restrictions which are substantially identical to the fundamental and non-fundamental investment restrictions of the Russell 2000 Small-Cap Index Acquiring Fund.

Portfolio securities of the Russell 2000 Small-Cap Index Acquiring Master Series generally may not be purchased from, sold or loaned to BAL or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

MSCI EAFE International Index Acquiring Fund

Fundamental Investment Restrictions:

The MSCI EAFE International Index Acquiring Fund may not:

1.	Make any investment inconsistent with the MSCI EAFE International Index Acquiring Fund’s classification as a diversified company under the 1940 Act.

2.

Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, the MSCI EAFE International Index Acquiring Fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

3.	Make investments for the purpose of exercising control or management.

4.

Purchase or sell real estate, except that, to the extent permitted by law, the MSCI EAFE International Index Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5.

Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that the MSCI EAFE International Index Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the MSCI EAFE International Index Acquiring Fund’s registration statement, as it may be amended from time to time and (iii) as may otherwise be permitted by an exemptive order issued to the MSCI EAFE International Index Acquiring Fund by the SEC.

6.	Issue senior securities to the extent such issuance would violate applicable law.

7.

Borrow money, except that (i) the MSCI EAFE International Index Acquiring Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the MSCI EAFE International Index Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the MSCI EAFE International Index Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the MSCI EAFE International Index Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. The MSCI EAFE International Index Acquiring Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the MSCI EAFE International Index Acquiring Fund’s investment policies as set

I-6

forth in its registration statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

8.	Underwrite securities of other issuers except insofar as the MSCI EAFE International Index Acquiring Fund technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

9.

Purchase or sell commodities or contracts on commodities, except to the extent that the MSCI EAFE International Index Acquiring Fund may do so in accordance with applicable law and its registration statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Non-Fundamental Investment Restrictions:

1.

The MSCI EAFE International Index Acquiring Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the MSCI EAFE International Index Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the MSCI EAFE International Index Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

The MSCI EAFE International Index Acquiring Fund may not make short sales of securities or maintain a short position, except to the extent permitted by the MSCI EAFE International Index Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Except with respect to fundamental investment restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of fundamental investment restriction (2) above, the MSCI EAFE International Index Acquiring Fund uses the classifications and sub-classifications of MSCI, Inc. as a guide to identify industries.

Portfolio securities of the MSCI EAFE International Index Acquiring Fund generally may not be purchased from, sold or loaned to BAL or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

Advantage Large Cap Core Acquiring Fund

Fundamental Investment Restrictions:

The Advantage Large Cap Core Acquiring Fund may not:

1.	Make any investment inconsistent with the Advantage Large Cap Core Acquiring Fund’s classification as a diversified company under the 1940 Act.

2.	Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

3.

Make investments for the purpose of exercising control or management. Investments by the Advantage Large Cap Core Acquiring Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

4.

Purchase or sell real estate, except that, to the extent permitted by applicable law, the Advantage Large Cap Core Acquiring Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

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5.

Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Advantage Large Cap Core Acquiring Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Advantage Large Cap Core Acquiring Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

6.	Issue senior securities to the extent such issuance would violate applicable law.

7.

Borrow money, except that (i) the Advantage Large Cap Core Acquiring Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Advantage Large Cap Core Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Advantage Large Cap Core Acquiring Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Advantage Large Cap Core Acquiring Fund may purchase securities on margin to the extent permitted by applicable law. The Advantage Large Cap Core Acquiring Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Advantage Large Cap Core Acquiring Fund’s investment policies as set forth in the Advantage Large Cap Core Acquiring Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

8.	Underwrite securities of other issuers except insofar as the Advantage Large Cap Core Acquiring Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

9.

Purchase or sell commodities or contracts on commodities, except to the extent that the Advantage Large Cap Core Acquiring Fund may do so in accordance with applicable law and the Advantage Large Cap Core Acquiring Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Non-Fundamental Investment Restrictions:

The Advantage Large Cap Core Acquiring Fund may not:

1.

Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Advantage Large Cap Core Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Advantage Large Cap Core Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

Make short sales of securities or maintain a short position, except to the extent permitted by the Advantage Large Cap Core Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Except with respect to fundamental investment restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of fundamental investment restriction (2) above, the Advantage Large Cap Core Acquiring Fund uses the classifications and sub-classifications of MSCI Inc. as a guide to identify industries.

In addition, as a non-fundamental policy that may be changed by the Directors and to the extent required by the SEC or its staff, the Advantage Large Cap Core Acquiring Fund will, for purposes of fundamental investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

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Advantage Small Cap Core Acquiring Fund

Fundamental Investment Restrictions:

The Advantage Small Cap Core Acquiring Fund may not:

1.	Concentrate its investments in a particular industry, as that term is used in the 1940 Act.

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities to the extent such issuance would violate the 1940 Act.

4.

Purchase or hold real estate, except the Advantage Small Cap Core Acquiring Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Advantage Small Cap Core Acquiring Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5.

Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Advantage Small Cap Core Acquiring Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act.

7.	Make loans to the extent prohibited by the 1940 Act.

8.	Make any investment inconsistent with the Advantage Small Cap Core Acquiring Fund’s classification as a diversified company under the 1940 Act.

Notations Regarding the Advantage Small Cap Core Acquiring Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Advantage Small Cap Core Acquiring Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Advantage Small Cap Core Acquiring Fund’s industry classifications, the Advantage Small Cap Core Acquiring Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Advantage Small Cap Core Acquiring Fund management. The policy also will be interpreted to give broad authority to the Advantage Small Cap Core Acquiring Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act permits the Advantage Small Cap Core Acquiring Fund to borrow money in amounts of up to one-third of the Advantage Small Cap Core Acquiring Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Advantage Small Cap Core Acquiring Fund’s total assets from banks or other lenders for temporary purposes.

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(The Advantage Small Cap Core Acquiring Fund’s total assets include the amounts being borrowed.) In addition, the Advantage Small Cap Core Acquiring Fund has received an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. To limit the risks attendant to borrowing, the 1940 Act requires the Advantage Small Cap Core Acquiring Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Advantage Small Cap Core Acquiring Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when the Advantage Small Cap Core Acquiring Fund engages in such transactions, the Advantage Small Cap Core Acquiring Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Advantage Small Cap Core Acquiring Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Advantage Small Cap Core Acquiring Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Advantage Small Cap Core Acquiring Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the 1940 Act does not prohibit the Advantage Small Cap Core Acquiring Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits the Advantage Small Cap Core Acquiring Fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Advantage Small Cap Core Acquiring Fund’s underwriting commitments, when added to the value of the Advantage Small Cap Core Acquiring Fund’s investments in issuers where the Advantage Small Cap Core Acquiring Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause the Advantage Small Cap Core Acquiring Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent the Advantage Small Cap Core Acquiring Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Advantage Small Cap Core Acquiring Fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to the fundamental policy relating to lending set forth in (7) above, the 1940 Act does not prohibit the fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

The Advantage Small Cap Core Acquiring Fund is currently classified as a diversified fund under the 1940 Act. This means that the Advantage Small Cap Core Acquiring Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Advantage Small Cap Core Acquiring Fund’s total assets would be invested in securities of that issuer or (b) the Advantage Small Cap Core Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Advantage Small Cap Core Acquiring Fund

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can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Advantage Small Cap Core Acquiring Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Non-Fundamental Investment Restrictions:

The Advantage Small Cap Core Acquiring Fund may not:

1.

Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Advantage Small Cap Core Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Advantage Small Cap Core Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

Make short sales of securities or maintain a short position, except to the extent permitted by the Advantage Small Cap Core Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Unless otherwise indicated, all limitations under the Advantage Small Cap Core Acquiring Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Advantage Small Cap Core Acquiring Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Advantage Small Cap Core Acquiring Fund’s total assets will not require the Advantage Small Cap Core Acquiring Fund to dispose of an investment until BAL determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Advantage International Acquiring Fund

Fundamental Investment Restrictions:

The Advantage International Acquiring Fund may not:

1.

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Advantage International Acquiring Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Advantage International Acquiring Fund or BlackRock FundsSM, except that up to 25% of the value of the Advantage International Acquiring Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Advantage International Acquiring Fund, does not exceed 10% of the value of the Advantage International Acquiring Fund’s total assets.

2.

Issue senior securities, borrow money or pledge its assets, except that the Advantage International Acquiring Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Advantage International Acquiring Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

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3.

Purchase any securities which would cause 25% or more of the value of the Advantage International Acquiring Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

4.

Purchase or sell real estate, except that the Advantage International Acquiring Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5.

Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

6.

Act as an underwriter of securities within the meaning of the 1933 Act, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Advantage International Acquiring Fund’s investment objective, policies and limitations may be deemed to be underwriting.

7.

Write or sell put options, call options, straddles, spreads, currencies or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

8.	Purchase securities of companies for the purpose of exercising control.

9.

Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Advantage International Acquiring Fund’s transactions in futures contracts and related options or the Advantage International Acquiring Fund’s sale of securities short against the box, and (b) the Advantage International Acquiring Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10.

Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Advantage International Acquiring Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

11.

Make loans, except that the Advantage International Acquiring Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

12.

Purchase or sell commodities except that the Advantage International Acquiring Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the Advantage International Acquiring Fund’s adoption of fundamental investment restrictions no. 7, 10 and 12 above, many swaps were treated as securities for purposes of the Advantage International Acquiring Fund’s compliance with applicable law. Accordingly, fundamental investment restriction no. 7, which does not restrict transactions in options on securities and securities indices, and fundamental investment restrictions no. 10 and 12 are being interpreted to permit the Advantage International Acquiring Fund to engage in transactions in swaps and options on swaps, as applicable, related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

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Non-Fundamental Investment Restrictions:

The Advantage International Acquiring Fund may not:

1.

Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Advantage International Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Advantage International Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of the Advantage International Acquiring Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Advantage International Acquiring Fund’s total assets will not require the Advantage International Acquiring Fund to dispose of an investment until BAL determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Municipal Bond Index Acquiring Fund

Fundamental Investment Restrictions:

The Municipal Bond Index Acquiring Fund may not:

1.

Concentrate its investments in a particular industry, as that term is used in the 1940 Act, except that the Municipal Bond Index Acquiring Fund will concentrate to approximately the same extent that its underlying index concentrates in the securities of a particular industry or group of industries.

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities to the extent such issuance would violate the 1940 Act.

4.

Purchase or hold real estate, except the Municipal Bond Index Acquiring Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Municipal Bond Index Acquiring Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5.

Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Municipal Bond Index Acquiring Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act.

7.	Make loans to the extent prohibited by the 1940 Act.

8.	Make any investment inconsistent with the Municipal Bond Index Acquiring Fund’s classification as a diversified company under the 1940 Act.

Notations Regarding the Municipal Bond Index Acquiring Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Municipal Bond Index Acquiring Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be

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interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Municipal Bond Index Acquiring Fund’s industry classifications, the Municipal Bond Index Acquiring Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Municipal Bond Index Acquiring Fund management. The policy also will be interpreted to give broad authority to the Municipal Bond Index Acquiring Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act permits the Municipal Bond Index Acquiring Fund to borrow money in amounts of up to one-third of the Municipal Bond Index Acquiring Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Municipal Bond Index Acquiring Fund’s total assets from banks or other lenders for temporary purposes. (The Municipal Bond Index Acquiring Fund’s total assets include the amounts being borrowed.) In addition, the Municipal Bond Index Acquiring Fund has received an exemptive order from the SEC permitting it to borrow through the interfund lending program, subject to the conditions of the exemptive order. To limit the risks attendant to borrowing, the 1940 Act requires the Municipal Bond Index Acquiring Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Municipal Bond Index Acquiring Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when the Municipal Bond Index Acquiring Fund engages in such transactions, the Municipal Bond Index Acquiring Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Municipal Bond Index Acquiring Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Municipal Bond Index Acquiring Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Municipal Bond Index Acquiring Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the 1940 Act does not prohibit the Municipal Bond Index Acquiring Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

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With respect to the fundamental policy relating to lending set forth in (7) above, the 1940 Act does not prohibit the fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

The Municipal Bond Index Acquiring Fund is currently classified as a diversified fund under the 1940 Act. This means that the Municipal Bond Index Acquiring Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Municipal Bond Index Acquiring Fund’s total assets would be invested in securities of that issuer or (b) the Municipal Bond Index Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Municipal Bond Index Acquiring Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Municipal Bond Index Acquiring Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Non-Fundamental Investment Restrictions:

The Municipal Bond Index Acquiring Fund may not:

1.

Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Municipal Bond Index Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Municipal Bond Index Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

Make short sales of securities or maintain a short position, except to the extent permitted by the Municipal Bond Index Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Unless otherwise indicated, all limitations under the Municipal Bond Index Acquiring Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Municipal Bond Index Acquiring Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Municipal Bond Index Acquiring Fund’s total assets will not require the Municipal Bond Index Acquiring Fund to dispose of an investment until BFA determines that it is practicable to sell or close out the investment without undue market or tax consequences.

The Target Funds:

Fundamental Investment Restrictions:

1.

DIVERSIFICATION. No Target Fund will make any investment inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act. This restriction does not apply to any Target Fund classified as a non-diversified company under the 1940 Act.

2.

INDUSTRY CONCENTRATION—EQUITY TARGET FUND, SMALL/MID CAP EQUITY TARGET FUND, INTERNATIONAL EQUITY TARGET FUND AND BOND TARGET FUND. The Equity Target Fund, Small/Mid Cap Equity Target Fund, International Equity Target Fund and Bond Target Fund will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

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INDUSTRY CONCENTRATION—S&P 500 INDEX TARGET FUND, SMALL CAP INDEX TARGET FUND AND INTERNATIONAL INDEX TARGET FUND. The S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund will concentrate their investments in an industry or industries if, and approximately to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

INDUSTRY CONCENTRATION—TAX ADVANTAGED BOND TARGET FUND. The Tax Advantaged Bond Target Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

3.

INTERESTS IN REAL ESTATE. No Target Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4.	UNDERWRITING. No Target Fund will underwrite securities of other issuers except insofar as the Target Trust may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.

BORROWING. No Target Fund will borrow money, except that, for temporary purposes: (a) a Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund may not borrow money for any purpose.

6.

LENDING. No Target Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7.

COMMODITIES. No Target Fund will purchase or sell commodities or commodity contracts, except that a Target Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8.

SENIOR SECURITIES. No Target Fund will issue senior securities except to the extent the activities permitted in Fundamental Investment Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9.

INVESTMENTS—TAX ADVANTAGED BOND TARGET FUND. The Tax Advantaged Bond Target Fund will (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt.

S&P 500 INDEX TARGET FUND, SMALL CAP INDEX TARGET FUND AND INTERNATIONAL INDEX TARGET FUND. Each of the S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund may, notwithstanding any other fundamental policy or restrictions, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Target Fund.

For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Fundamental Investment Restriction No. 2 do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

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Non-Fundamental Investment Restrictions:

The Target Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Target Funds. These are not fundamental and may be changed by the Target Board without shareholder approval.

1.

FINANCIAL FUTURES CONTRACTS. No Target Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2.	MARGIN PURCHASES. No Target Fund may purchase any securities on margin except in connection with investments of certain Target Funds in futures contracts or options on futures contracts.

3.

PLEDGING ASSETS. No Target Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Target Fund except: (a) as may be necessary in connection with borrowings mentioned in Fundamental Investment Restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Target Fund’s total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Target Funds in futures contracts or options on futures contracts.

4.

ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Target Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

•	repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

•	securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

5.	INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Target Fund may invest in other investment companies in accordance with the restrictions imposed by the 1940 Act and the rules thereunder.

6.

INVESTMENT COMPANY NAMES. Each of the Equity Target Fund, the Small/Mid Cap Equity Target Fund, S&P 500 Index Target Fund, Small Cap Index Target Fund, International Index Target Fund and Bond Target Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, in the particular type of investment that is suggested by the Target Fund’s name, and each will notify its shareholders at least 60 days prior to any change in such policy.

7.

FUND OF FUND INVESTMENTS. Any Target Fund of the Target Trust whose shares are acquired by another Target Fund of the Target Trust in accordance with to Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or a registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to Non-Fundamental Investment Restriction #5 above, the 1940 Act and the rules thereunder provide that one investment company (the “acquiring fund”) may invest in shares of another investment company (the “acquired fund”) to the extent that:

•	The acquiring fund does not acquire more than 3% of the acquired fund’s outstanding voting securities,

•	The acquiring fund does not acquire securities issued by the acquired fund having an aggregate value greater than 5% of the value of the total assets of the acquiring fund, and

•

The acquiring fund cannot acquire securities issued by the acquired fund if that acquisition would result in the acquiring fund owning securities of the acquired fund and all other investment companies having an aggregate value greater than 10% of the value of the total assets of the acquiring fund.

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The normally applicable 3%, 5% and 10% limitations do not apply to a fund which is structured as a fund-of-funds. A fund-of-funds invests exclusively in U.S. Government securities, short-term paper and securities issued by other investment companies that are part of the same group of investment companies. Furthermore, Rule 12d1-1 under the 1940 Act allows an investment company in certain circumstances to invest in another investment company that is a money market fund without regard to the normally applicable 3%, 5% and 10% limitations. To rely on Rule 12d1-1, the acquiring fund may pay no sales charge or service fee in connection with the purchase, sale or redemption of securities issued by the money market fund, unless the acquiring fund’s investment adviser waives an equivalent amount of its fees.

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APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [                ] day of [                ], 201[    ], by and between [BlackRock FundsSM/BlackRock Funds III/BlackRock Funds VI/ BlackRock Index Funds, Inc./BlackRock Large Cap Series Funds, Inc.], a registered investment company and a [Massachusetts business trust/Delaware statutory trust/Maryland corporation] (the “Acquiring [Trust/Corporation]”), individually and with respect to [iShares S&P 500 Index Fund/BlackRock CoreAlpha Bond Fund/iShares Russell 2000 Small-Cap Index Fund/iShares MSCI EAFE International Index Fund/BlackRock Advantage Large Cap Core Fund/BlackRock Advantage Small Cap Core Fund/BlackRock Advantage International Fund/iShares Municipal Bond Index Fund], a separate series of the Acquiring [Trust/Corporation] (the “Acquiring Fund”), State Farm Mutual Fund Trust, a registered investment company and a Delaware statutory trust (the “Selling Trust”), individually and with respect to [State Farm S&P 500 Index Fund/State Farm Bond Fund/State Farm Small Cap Index Fund/State Farm International Index Fund/State Farm Equity Fund/State Farm Small/Mid Cap Equity Fund/State Farm International Equity Fund/State Farm Tax Advantaged Bond Fund], a separate series of the Selling Trust (the “Target Fund”), and, solely for purposes of ARTICLE IX and XIII of this Agreement, [BlackRock Fund Advisors/BlackRock Advisors, LLC] (“BlackRock”) and solely for purposes of ARTICLES V, IX and XIII of this Agreement, State Farm Investment Management Corp. (“State Farm”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer and delivery of all of the assets of the Target Fund (referred to herein as the “assets of the Target Fund”) to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all of the Target Fund’s Stated Liabilities” (as defined in paragraph 1.3) and newly-issued shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

[WHEREAS, the Acquiring Fund is a separate series of the Acquiring [Trust/Corporation]; the Target Fund is a separate series of the Selling Trust; the Acquiring [Trust/Corporation] and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;]1

[WHEREAS, the Acquiring Fund is a separate series of the Acquiring [Trust/Corporation]; the Target Fund is a separate series of the Selling Trust; the Acquiring [Trust/Corporation] and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund has historically invested;]2

[WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, but has had no assets and has carried on no investment activities prior to the date first shown above]; the Target Fund is a separate series of the Selling Trust; the Acquiring Trust and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;]3

[1]

Applies only to BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

[2]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund and iShares MSCI EAFE International Index Fund/State Farm International Index Fund.

[3]	Applies only to iShares Municipal Bond Index Fund/State Farm Tax Advantaged Bond Fund.

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[WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust and is the successor to a corresponding series of BlackRock Funds III (the “Predecessor Fund”) pursuant to a reorganization under which the Acquiring Fund acquired all of the assets, subject to the liabilities of the Predecessor Fund; as a result of such reorganization, the Acquiring Fund has adopted the performance and financial history of the Predecessor Fund; the Target Fund is a separate series of the Selling Trust; the Acquiring Trust and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;]4

WHEREAS, each of the Acquiring Fund and the Target Fund is properly treated as a “regulated investment company” under Subchapter M of the Code (a “RIC”);

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of [Trustees/Directors] of the Acquiring [Trust/Corporation] (the “BlackRock Board,” with the members of the BlackRock Board referred to individually as the “BlackRock [Trustees/Directors]”), including a majority of the BlackRock [Trustees/Directors] who are not “interested persons,” as defined by the 1940 Act, of the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust (the “State Farm Board,” with the members of the State Farm Board referred to individually as the “State Farm Trustees”), including a majority of the State Farm Trustees who are not “interested persons,” as defined by the 1940 Act, of the Selling Trust, on behalf of the Target Fund, has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the above recitals and premises and of the covenants and agreements hereinafter set forth and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF SUBSTANTIALLY ALL OF THE ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF TARGET FUND

STATED LIABILITIES; AND LIQUIDATION OF THE TARGET FUND

1.1. THE EXCHANGE. Subject to the requisite approval of the Target Fund Shareholders (as defined in paragraph 1.5) and the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all of the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever except those liens, encumbrances and claims as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund. In exchange, the Acquiring Fund agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each class of the Acquiring Fund, determined by multiplying the outstanding shares of the corresponding class of Target Fund shares (as set forth below) by the ratio computed by dividing: (i) the net asset value of one Target Fund Share of such class, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

[4]	Applies only to BlackRock CoreAlpha Bond Fund/State Farm Bond Fund.

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The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows:

[Target Fund Share Class	Acquiring Fund Share Class
Class A Shares	Investor A Shares or Investor P Shares
Class B Shares	Investor A Shares or Investor P Shares
Legacy Class B Shares	Investor A Shares or Investor P Shares
Premier Shares	Investor A Shares or Investor P Shares
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares][5]

[Target Fund Share Class	Acquiring Fund Share Class
Class A Shares	Investor A Shares
Class B Shares	Investor A Shares
Legacy Class B Shares	Investor A Shares
Premier Shares	Investor A Shares
Class R-1 Shares	Investor A Shares
Class R-2 Shares	Investor A Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares][6]

[Target Fund Share Class	Acquiring Fund Share Class
Class A Shares	Investor A Shares or Investor P Shares
Class B Shares	Investor A Shares or Investor P Shares
Legacy Class B Shares	Investor A Shares or Investor P Shares
Premier Shares	Investor A Shares or Investor P Shares][7]

[With respect to the Target Fund share classes which correspond to Investor A or Investor P share class of the Acquiring Fund, the type of account in which Target Fund shareholders hold their shares will determine whether such investors receive Investor A or Investor P Shares of the Acquiring Fund.]8

1.2. ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets owned by the Selling Trust associated with the Target Fund, including, without limitation, all rights, cash, securities, commodities, interests in futures, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, all books and records belonging to the Selling Trust associated with the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.8 (the “Assets”).

[5]	Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund and iShares MSCI EAFE International Index Fund.
[6]	Applies only to BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund, BlackRock Advantage International Fund and BlackRock CoreAlpha Bond Fund.
[7]	Applies only to iShares Municipal Bond Index Fund.
[8]	Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund and iShares Municipal Bond Index Fund.

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The Target Fund shall, ten (10) days prior to the Closing Date (or such other date as may be agreed to by the parties), furnish the Acquiring Fund with: (a) a list of the Target Fund’s portfolio securities and other investments; and (b) a list of the Target Fund’s “historic business assets,” which are defined for this purpose: as (i) those assets that were acquired by the Target Fund prior to the date of the approval of the Reorganization by the State Farm Board on behalf of the Target Fund; and (ii) those assets that were acquired subsequent to such board approval but in accordance with the Target Fund’s investment objectives and not with a view to, or in anticipation or as part of, the Reorganization. The Acquiring Fund shall, no later than three (3) days prior to the Closing Date, furnish the Target Fund with a list of the securities and other instruments, if any, on the Target Fund’s list referred to in subclauses (a) and (b) of this paragraph 1.2 that the Acquiring Fund would not be permitted to hold (i) under its investment objectives, policies and restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. If reasonably requested by the Acquiring Fund, the Target Fund shall dispose of securities and other instruments on such list of the Acquiring Fund’s before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, shall dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After the Target Fund furnishes the Acquiring Fund with the lists described in subclauses (a) and (b) of this paragraph 1.2, the Target Fund shall not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, nothing herein shall require the Target Fund to dispose of or purchase any portfolio, securities or other investments, if, in the reasonable judgment of the State Farm Board, on behalf of the Target Fund, or its investment adviser, such acquisition or disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund; and (B) nothing herein shall permit the Target Fund to dispose of or purchase any portfolio securities or other investments if, such acquisition or disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

1.3. LIABILITIES TO BE ASSUMED. The Target Fund shall endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (the “Stated Liabilities”). If prior to the Closing Date, the Acquiring [Trust/Corporation] identifies a Stated Liability that the Acquiring [Trust/Corporation] and the Selling Trust, on behalf of the Target Fund, mutually agree should not be assumed by the Acquiring [Trust/Corporation], such Stated Liability shall be excluded from the definition of Stated Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring [Trust/Corporation] and the Selling Trust at the Closing (the “Excluded Liabilities”).

1.4. STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made by the Selling Trust or the Target Fund prior to the Closing Date.

1.5. LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund in connection with the Reorganization. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund shall thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be

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accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of Target Fund shares. All issued and outstanding shares of the Target Fund shall, simultaneously with the liquidation, be cancelled on the books of the Target Fund and shall be null and void. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6. OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares shall be shown on the books of the Acquiring Fund’s transfer agent.

1.7. TRANSFER TAXES. Any transfer taxes payable upon the issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8. REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns (for tax periods ending on or prior to the Closing Date) or other documents with the Securities and Exchange Commission (the “SEC”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Selling Trust on behalf of the Target Fund. The Target Fund shall file such regulatory reports, tax returns or other documents on a timely basis (including any extension) up to and including the Closing Date and such later date on which the Target Fund’s existence is terminated.

1.9. TERMINATION AND DISSOLUTION. The Target Fund shall be terminated and dissolved promptly following all distributions made pursuant to paragraph 1.5 in accordance with the Selling Trust’s governing documents, the laws of the State of Delaware and the federal securities laws.

1.10. BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11. ACTION BY TRUSTS. The Selling Trust shall take all actions expressed herein as being the obligations of the Target Fund on behalf of the Target Fund, and the Acquiring [Trust/Corporation] shall take all actions expressed herein as being the obligations of the Acquiring Fund on behalf of the Acquiring Fund.

ARTICLE II

VALUATION

2.1. VALUATION OF TARGET FUND SHARES. The net asset value per share of each class of the Target Fund shares shall be the net asset value per share for the class computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Date”), after the declaration and payment of the dividends and/or other distributions pursuant to paragraph 7.8, in accordance with the Acquiring Fund’s valuation procedures.

2.2. VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed on the Valuation Date, in accordance with the Acquiring Fund’s valuation procedures.

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2.3. SHARES TO BE ISSUED. The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Fund’s assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1. All Acquiring Fund shares delivered to the Target Fund shall be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

2.4. DIFFERENCES IN VALUATION PROCEDURES. The Selling Trust and the Acquiring [Trust/Corporation] agree to use all commercially reasonable efforts to resolve prior to the Valuation Date any material pricing differences between the prices of portfolio securities determined in accordance with the Target Fund’s valuation procedures and those determined in accordance with the Acquiring Fund’s valuation procedures.

ARTICLE III

CLOSING AND CLOSING DATE

3.1. CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the fourth quarter of 2018 or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 8:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2. CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, [                ] (the “Custodian”), to deliver to the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, [                ], for examination no later than five (5) business days preceding the Closing Date and shall be transferred and delivered by the Target Fund as of the Closing Date to the custodian for the Acquiring Fund for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3. EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the reasonable judgment of either an appropriate officer of the Acquiring [Trust/Corporation] or an appropriate officer of the Selling Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or of the Target Fund is impracticable, the Valuation Date and the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as may be mutually agreed in writing by an authorized officer of each party.

3.4. TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, [                ] (the “Transfer Agent”), to deliver to the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, at the

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Closing a certificate of an authorized officer stating that its records contain the names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the Valuation Date, and the class, number and percentage ownership (to four decimal places) of outstanding shares owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5. DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6. FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for the Acquiring Fund of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1. REPRESENTATIONS OF THE SELLING TRUST ON ITS BEHALF AND ON BEHALF OF THE TARGET FUND.

The Selling Trust, individually and on behalf of the Target Fund, represents and warrants to the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, as follows:

(a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Target Fund is a legally designated, separate series of the Selling Trust. The Selling Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Selling Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act, and the registration of each class of Target Fund shares under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending, or, to the knowledge of the Selling Trust, threatened. The Selling Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) As of the date of this Agreement, the Selling Trust has provided the Acquiring [Trust/Corporation] with such information relating to the Selling Trust and the Target Fund as is reasonably necessary for the Acquiring [Trust/Corporation] to prepare a Registration Statement on Form N-14 , including a Combined Prospectus/Proxy Statement to be contained therein as so amended or supplemented (the “Registration Statement”) in compliance, in all material respects, with the requirements of the federal and state securities

II-7

laws and the rules and regulations thereunder, and as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, such information does not and shall not include, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.1(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring [Trust/Corporation] and the Acquiring Fund furnished to the Selling Trust by the Acquiring [Trust/Corporation] or the Acquiring Fund. Any written information regarding the Selling Trust and the Target Fund included in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither the Selling Trust nor the Target Fund is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Selling Trust individually and on behalf of the Target Fund shall not result in the violation of, Delaware law or any provision of the Selling Trust’s charter documents, or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Selling Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor shall the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Target Fund is a party or by which it is bound.

(f) There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the currently effective registration statement for the Target Fund or in the Registration Statement. Neither the Selling Trust nor the Target Fund has any material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged on or prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigation of or before any court or governmental body is pending or to the Selling Trust’s knowledge threatened against the Target Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Selling Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. Neither the Selling Trust nor the Target Fund knows of any facts that might form the basis for the institution of such proceedings and neither is a party to nor subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund for the fiscal years ended December 31, 2016 and December 31, 2017, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [                ], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly, in all material respects, reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no

II-8

liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Selling Trust, no such disclosure will be required as of the Closing Date.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements of the Target Fund as of [                ], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since [                ] there has not been (i) any pending or to the knowledge of the Selling Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Selling Trust’s organizational documents in a manner materially affecting the Target Fund; (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable; and (vii) any agreement or commitment to do any of the foregoing.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such applicable due dates (including any extensions) and are or shall be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns. The Target Fund has not been informed in writing by any jurisdiction that the jurisdiction believes that the Target Fund was required to file any tax return that was not filed, and the Target Fund does not know of any basis upon which a jurisdiction could assert such a position. The Target Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of taxes.

(l) The Selling Trust has an unlimited number of authorized shares of beneficial interest of which, as of [                ], 201[    ], there were outstanding [                ] shares of the Target Fund, and no shares of the Target Fund were held in the treasury of the Selling Trust. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date shall be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund shall, at the Valuation Date, be held by the persons and in the amounts set forth in the records of the Transfer

II-9

Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) Except as otherwise disclosed to the Acquiring Fund, at the Closing Date, the Selling Trust, on behalf of the Target Fund, shall have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien, encumbrance or other claim whatsoever, except those liens, encumbrances or claims as to which the Acquiring Fund has received notice and which have been taken into account in the net asset value of the Target Fund; and upon delivery of the Assets and the filing of any documents that may be required under Delaware state law the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, shall acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the requisite approval of this Agreement by the Target Fund shareholders as of the shareholder meeting record date, the Selling Trust, individually and on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the State Farm Trustees, on behalf of the Target Fund. This Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms and no other trust action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Selling Trust and the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that may be necessary in connection with the transactions contemplated herein is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and shall continue to qualify as a RIC under the Code for its taxable year through the Closing Date; and has satisfied the distribution requirements imposed by the Code for qualification as a RIC for each of its taxable years. The Target Fund has not taken any action, caused any action to be taken, failed to take any action, or caused any failure to take any action which action or failure could cause the Target Fund to fail to qualify as a RIC under the Code. The Target Fund does not and will not have any tax liability under the Code for any period ending on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. All dividends paid by the Target Fund at any time prior to the Closing Date have qualified or will qualify for the deduction for dividends paid as defined in Section 561 of the Code.

(q) Except for the Registration Statement and the requisite approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph (r) or consents or notices required by the terms of any portfolio securities of a Target Fund that are being transferred is required for the consummation by the Selling Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) The Trustees of the Selling Trust, on behalf of the Target Fund, will call a special meeting of Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to seek to obtain approval of the transactions contemplated herein. Such meeting shall comply with all applicable laws and regulations.

II-10

(s) Except where the shareholder of record is a dealer in securities required to register under the laws of the United States, the Target Fund, or its agents, (1) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding and Reporting (Individuals), a valid Form W-8BEN-E, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding and Reporting (Entities) (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Fund to such shareholder, and/or (2) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, 1471 and 3406 of the Code.

(t) Prior to the valuation of the Assets as of the Valuation Date, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Date, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders (i) all of the Target Fund’s investment company taxable income for all its taxable years ended prior to the Closing Date [and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation]9 (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in all its taxable years ended prior to the Closing Date [and substantially all of any such net capital gain recognized in such final taxable year]10 (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all its taxable years prior to the Closing Date [and at least 90 percent of such net tax-exempt income for such final taxable year]11.

(u) There have been no miscalculations of the net asset value of the Target Fund or the net asset value per share of any class of shares of the Target Fund during the twelve-month period preceding the date hereof that have not been remedied in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v) The Selling Trust has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects, and copies (electronic or otherwise) will be provided to the Acquiring Fund on or about the Closing Date.

(w) The Selling Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund.

[9]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund, iShares MSCI EAFE International Index Fund/State Farm International Index Fund, BlackRock CoreAlpha Bond Fund/State Farm Bond Fund, BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

[10]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund, iShares MSCI EAFE International Index Fund/State Farm International Index Fund, BlackRock CoreAlpha Bond Fund/State Farm Bond Fund, BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

[11]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund, iShares MSCI EAFE International Index Fund/State Farm International Index Fund, BlackRock CoreAlpha Bond Fund/State Farm Bond Fund, BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

II-11

(x) The Selling Trust and the Target Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

(y) The Target Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(z) The Selling Trust represents that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than as contemplated by this Agreement.

4.2. REPRESENTATIONS OF THE ACQUIRING [TRUST/CORPORATION] ON ITS BEHALF AND ON BEHALF OF THE ACQUIRING FUND. The Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, represents and warrants to the Selling Trust, on behalf of the Target Fund, as follows:

(a) The Acquiring [Trust/Corporation] is a [statutory trust/business trust/corporation] that is duly organized, validly existing and in good standing under the laws of the [State/Commonwealth] of [Delaware/Maryland/Massachusetts]. The Acquiring Fund is a legally designated, separate series of the Acquiring [Trust/Corporation]. The Acquiring [Trust/Corporation] is duly authorized to transact business in the [State/Commonwealth] of [Delaware/Maryland/Massachusetts] and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring [Trust/Corporation]. The Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring [Trust/Corporation].

(b) The Acquiring [Trust/Corporation] is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, are in full force and effect and will be in full force and effect as of the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or, to the knowledge of the Acquiring [Trust/Corporation], threatened. The Acquiring [Trust/Corporation] is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and shall conform, as it relates to the Acquiring [Trust/Corporation] and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and shall not include, as it relates to the Acquiring [Trust/Corporation] and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Selling Trust and the Target Fund furnished to the Acquiring [Trust/Corporation] by the Selling Trust or the Target Fund. Any written information furnished by the Acquiring [Trust/Corporation] with respect to the Acquiring [Trust/Corporation] and the Acquiring Fund for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and

II-12

regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither the Acquiring [Trust/Corporation] nor the Acquiring Fund is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring [Trust/Corporation], individually and on behalf of the Acquiring Fund, shall not result in the violation of [Delaware/Maryland/Massachusetts] law or any provision of the Acquiring [Trust/Corporation]’s charter documents or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring [Trust/Corporation] (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor shall the execution, delivery and performance of this Agreement by the Acquiring [Trust/Corporation] on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring [Trust/Corporation] or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body is pending or to the Acquiring [Trust/Corporation]’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring [Trust/Corporation]’s or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring [Trust/Corporation] nor the Acquiring Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to nor subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

[(g) The audited financial statements of the Acquiring Fund for the fiscal year ended [                ], 201[    ], have been prepared in accordance with GAAP consistently applied and have been audited by [                ], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly, in all material respects, reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquiring Fund has been disclosed or is required to be disclosed in the Acquiring Fund’s reports on Form N-CSR and, to the knowledge of the Acquiring [Trust/Corporation], no such disclosure will be required as of the Closing Date.]12

[(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of [ ], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of

[12]

Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund.

II-13

Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.]13

(i) Since [                ], there has not been (i) any pending or to the knowledge of the Acquiring [Trust/Corporation] threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Acquiring Fund’s organizational documents in a manner materially affecting the Acquiring Fund; (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable; and (vii) any agreement or commitment to do any of the foregoing.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or shall be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns. The Acquiring Fund has not been informed in writing by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any tax return that was not filed, and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position. The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of taxes.

(k) The Acquiring [Trust/Corporation] has [an unlimited number/[                ] shares] of authorized shares of [beneficial interest/common stock], of which, as of [                ], 201[    ], there were outstanding [                ] shares of the Acquiring Fund, and no shares of the Acquiring Fund were held in the treasury of the Acquiring [Trust/Corporation]. All issued and outstanding shares of [beneficial interest/common stock] of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date shall be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares. The Acquiring Fund’s Shares will be, upon consummation of the Reorganization, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring [Trust/Corporation] and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws.

(l) At the Closing Date, the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, shall have good and marketable title to [its assets, if any]14/[all of its assets and full right, power and authority to sell,

[13]

Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund.

[14]	Applies only to iShares Municipal Bond Index Fund.

II-14

assign, transfer and deliver such assets hereunder,]15 free of any lien, encumbrance or other claim whatsoever, except those liens, encumbrances or claims as to which the Target Fund has received notice at or prior to the Closing Date and which have been taken into account in the net asset value of the Acquiring Fund.

(m) The Acquiring [Trust/Corporation], individually and on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the BlackRock Board, on behalf of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms and no other trust action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

[(o) The information to be furnished by the Acquiring [Trust/Corporation] for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that may be necessary in connection with the transactions contemplated herein is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.]16

[(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the Closing Date and thereafter; and has satisfied the distribution requirements imposed by the Code for qualification as a RIC for each of its taxable years and expects to continue to satisfy them. The Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.]17

[(q) The Acquiring Fund will qualify as a RIC under the Code for the taxable year that includes the Closing Date, and expects to satisfy the distribution requirements imposed by the Code for each of its taxable years and expects to satisfy them for the taxable year that includes the Closing Date. The Acquiring Fund has not yet commenced operations. The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a regulated investment company for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a regulated investment company and until such time will take all steps necessary to ensure that it qualifies for taxation as a regulated investment company under Sections 851 and 852 of the Code.]18

[15]

Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock CoreAlpha Bond Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund.

[16]

Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock CoreAlpha Bond Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund.

[17]

Applies only to iShares S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock CoreAlpha Bond Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund.

[18]	Applies only to iShares Municipal Bond Index Fund.

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(r) Except for the Registration Statement effectiveness, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund is required for the consummation by the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

[(s) The Acquiring Fund was formed for the purpose of effecting the transactions contemplated by this Agreement, and has not commenced investment operations and will not do so until after the Closing Date, and has no assets or liabilities (other than its rights and obligations under this Agreement). Accordingly, the Acquiring Fund does not have any tax attributes immediately before the transaction other than tax attributes, if any, related to a de minimis amount of assets held, if any, to facilitate the organization of the Acquiring Fund. The Acquiring Fund does not have any shareholders, and immediately following the Closing Date, the former shareholders of the Target Fund will own all of the Acquiring Fund’s outstanding shares, provided that the Acquiring Fund may issue nominal Acquiring Fund Shares to BlackRock (or an affiliate thereof) for purposes of certain organizational matters only.]19

(t) The Acquiring [Trust/Corporation] has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund.

(u) The Acquiring [Trust/Corporation] and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

(v) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING [TRUST/CORPORATION], ACQUIRING FUND,

SELLING TRUST AND THE TARGET FUND

5.1. OPERATION IN ORDINARY COURSE. Subject to paragraph 7.8, each of the Acquiring Fund and the Target Fund shall operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and any other distributions that may be advisable. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. [The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations.]20 In order to facilitate the transfer of Assets at the Closing Date, BlackRock may request in writing that State Farm use commercially reasonable efforts, subject to State Farm’s fiduciary duty, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three business days prior to the Valuation Date. State Farm agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2. STATEMENT OF ASSETS AND STATED LIABILITIES. The Target Fund shall prepare and deliver to the Acquiring Fund five (5) business days prior to the Closing Date a statement of the assets and Stated

[19]	Applies only to iShares Municipal Bond Index Fund.
[20]	Applies only to iShares Municipal Bond Index Fund.

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Liabilities of the Selling Trust associated with the Target Fund as of such date for review and agreement by the parties to determine that the assets and Stated Liabilities of the Selling Trust associated with the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund shall deliver at the Closing (1) an updated statement of Assets and Stated Liabilities of the Selling Trust associated with the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Selling Trust.

5.3. ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Fund’s officers and agents all books and records related to the assets and stated liabilities of the Target Fund to be acquired by the Acquiring Fund.

5.4. ADDITIONAL INFORMATION. The Selling Trust and the Target Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5. CONTRACT TERMINATION. The Selling Trust, on behalf of the Target Fund, shall terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities, and the Acquiring [Trust/Corporation] shall have received written assurances from the Selling Trust that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

5.6. FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund shall take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Target Fund covenants that it shall, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and shall take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7. STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which shall be certified by the Treasurer of the Selling Trust.

5.8. UNAUDITED FINANCIAL STATEMENTS. The Target Fund shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of its assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements shall represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with GAAP applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Selling Trust as complying with the requirements hereof.

5.9. PREPARATION OF REGISTRATION STATEMENT. The Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, shall prepare and file with the SEC the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. At the time the Registration Statement becomes effective, at the time of the Target Fund Shareholder meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 and the

II-17

1940 Act, as applicable. Each party shall provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.10. TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring [Trust/Corporation], the Acquiring Fund, the Selling Trust nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund, the Selling Trust and Target Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP, special United States federal income tax counsel to the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Dechert LLP).

5.11. REASONABLE BEST EFFORTS. Each of the Acquiring Fund, the Selling Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.13. AUTHORIZATIONS. The Acquiring [Trust/Corporation] on behalf of the Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.14. PROXY. The Selling Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Proxy Statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING TRUST ON BEHALF OF THE TARGET FUND

The obligations of the Selling Trust on behalf of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring [Trust/Corporation] and the Acquiring Fund of all the obligations to be performed by the Acquiring [Trust/Corporation] and the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1. All representations, covenants and warranties of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct as of the Closing Date. The Target Fund shall have received a certificate signed on behalf of the Acquiring Fund by an appropriate officer of the Acquiring [Trust/Corporation] to that effect. The Target Fund shall have received certified copies of the resolutions adopted by the BlackRock Board approving this Agreement and the transactions contemplated herein.

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6.2. The Acquiring Fund shall have performed in all material respects the obligations required to be performed by it hereunder at or prior to the Closing Date. The Target Fund shall have received a certificate signed on behalf of the Acquiring Fund by an appropriate officer of the Acquiring [Trust/Corporation] to that effect.

6.3. This Agreement and the transactions contemplated thereby shall have been duly considered and approved by the BlackRock Board in accordance with the provisions of its charter documents and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Target Fund.

6.4. (i) No order, preliminary or permanent injunction or decree issued by any governmental authority of competent jurisdiction, or pending by any governmental authority of competent jurisdiction that has initiated a proceeding seeking such an order, injunction or decree, preventing the consummation of the Reorganization shall be in effect and (ii) no statute, rule or regulation shall have been enacted, entered or promulgated by any governmental authority which prohibits or makes illegal the consummation of the Reorganization.

6.5. The SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

6.6. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties to this Agreement, no investigation or proceeding by the SEC for that purpose shall have been instituted or be pending, threatened or contemplated.

6.7. The Selling Trust shall have received on the Closing Date an opinion of [                ], dated as of the Closing Date, in a form reasonably satisfactory to the Selling Trust, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring [Trust/Corporation] is registered as an open-end management investment company under the 1940 Act and the Acquiring Fund is a series thereof.

(b) Neither the execution, delivery or performance by the Acquiring [Trust/Corporation] of this Agreement nor the compliance by the Acquiring [Trust/Corporation] with the terms and provisions hereof will violate any provision of any applicable federal law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, or the enforceability of this Agreement against the Acquiring [Trust/Corporation].

(d) Assuming that (i) the Acquiring [Trust/Corporation] and Selling Trust are validly existing, (ii) this Agreement is a valid, binding and enforceable obligation of the Selling Trust, on behalf of itself and the Target Fund, and (iii) this Agreement has been duly authorized, executed and delivered by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, and by the Selling Trust, on behalf of itself and the Target Fund, this Agreement is the valid and binding obligation of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, and enforceable against the Acquiring [Trust/Corporation] and the Acquiring Fund in accordance with its terms under the applicable laws of the State of New York, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

In giving their opinion, [                ] may state that they are relying on the opinion of [                ] as to matters of [Delaware/Massachusetts/Maryland] law.

II-19

6.8. The Selling Trust shall have received on the Closing Date an opinion of [                ], as special [Delaware/Massachusetts/Maryland] counsel to the Acquiring [Trust/Corporation], dated as of the Closing Date, in a form reasonably satisfactory to the Selling Trust, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring [Trust/Corporation] is a [statutory trust/voluntary association with transferable shares of beneficial interest of the type commonly referred to as a “Massachusetts business trust”/corporation] and is validly existing under the laws of the [State of Delaware/Commonwealth of Massachusetts/State of Maryland] applicable to [statutory trusts/Massachusetts business trusts/corporations].

(b) The Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, has the power as a [statutory trust/Massachusetts business trust/corporation] to execute, deliver and perform all of its obligations under this Agreement under the Acquiring [Trust’s/Corporation’s] [agreement and declaration of trust/articles of incorporation] and the laws of the [State of Delaware/Commonwealth of Massachusetts/State of Maryland] applicable to [statutory trusts/Massachusetts business trusts/corporations]. The execution and delivery of this Agreement and the consummation by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, of the transactions contemplated hereby have been duly authorized by all requisite action on the part of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, under its [agreement and declaration of trust/articles of incorporation] and the laws of the [State of Delaware/Commonwealth of Massachusetts/State of Maryland] applicable to [statutory trusts/Massachusetts business trusts/corporations].

(c) This Agreement has been duly executed and delivered by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, under the Acquiring [Trust’s/Corporation’s] [agreement and declaration of trust/articles of incorporation] and the laws of the [State of Delaware/Commonwealth of Massachusetts/State of Maryland] applicable to [statutory trusts/Massachusetts business trusts/corporations].

(d) The execution and delivery by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, of this Agreement and the performance by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, of its obligations under this Agreement will not violate the charter documents of the Acquiring [Trust/Corporation].

(e) Neither the execution, delivery or performance by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, of this Agreement nor the compliance by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, with the terms and provisions hereof will violate any provision of any laws of the [State of Delaware/Commonwealth of Massachusetts/State of Maryland] applicable to [statutory trusts/Massachusetts business trusts/corporations].

(f) To the best of our knowledge, no [Delaware/Massachusetts/Maryland] governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, or the performance by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, of the respective obligations of each under the Agreement, except such as may be required under [Delaware/Massachusetts/Maryland] state securities laws about which we express no opinion.

(g) The Acquiring Fund Shares being issued pursuant to this Agreement have been duly authorized by the Acquiring [Trust/Corporation] and upon issuance thereof in accordance with this Agreement, will be validly issued and fully paid.

6.9. The shareholders of the Target Fund have approved this Agreement in the manner specified in the Combined Prospectus/Proxy Statement included in the Registration Statement.

6.10. As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund from those described in the Registration Statement.

II-20

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust on behalf of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Trust and the Target Fund of all the obligations to be performed by the Selling Trust and the Target Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1. All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Target Fund contained in this Agreement shall be true and correct as of the Closing Date. The Acquiring Fund shall have received a certificate signed on behalf of the Target Fund by an appropriate officer of the Selling Trust to that effect. The Acquiring Fund shall have received certified copies of the resolutions adopted by the State Farm Board approving this Agreement and the transactions contemplated herein.

7.2. The Target Fund shall have performed in all material respects the obligations required to be performed by it hereunder at or prior to the Closing Date. The Acquiring Fund shall have received a certificate signed on behalf of Target Fund by an appropriate officer of the Selling Trust to that effect.

7.3. This Agreement and the transactions contemplated hereby shall have been duly considered and approved by the State Farm Board and the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of its charter documents and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

7.4. (i) No order, preliminary or permanent injunction or decree issued by any governmental authority of competent jurisdiction, or pending by any governmental authority of competent jurisdiction that has initiated a proceeding seeking such an order, injunction or decree, preventing the consummation of the Reorganization shall be in effect and (ii) no statute, rule or regulation shall have been enacted, entered or promulgated by any governmental authority which prohibits or makes illegal the consummation of the Reorganization.

7.5. The SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

7.6. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties to this Agreement, no investigation or proceeding by the SEC for that purpose shall have been instituted or be pending, threatened or contemplated.

7.7. The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the assets and Stated Liabilities of the Selling Trust associated with the Target Fund, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.8. Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders (i) all of the Target Fund’s investment company taxable income for all its taxable years ended prior to the Closing Date [and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation]21 (in each case determined without regard

[21]

Applies only to State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Bond Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund and State Farm International Equity Fund.

II-21

to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in all its taxable years ended prior to the Closing Date [and substantially all of any such net capital gain recognized in such final taxable year]22 (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all its taxable years prior to the Closing Date [and at least 90 percent of such net tax-exempt income for such final taxable year]23.

7.9. The Acquiring [Trust/Corporation] shall have received on the Closing Date opinions from [                ] and [                ], dated as of the Closing Date, in forms reasonably satisfactory to the Acquiring [Trust/Corporation], covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Selling Trust is a statutory trust and is validly existing in good standing under the applicable laws of the State of Delaware.

(b) The Selling Trust is registered as an open-end management investment company under the 1940 Act and the Target Fund is a series thereof.

(c) The Selling Trust, on behalf of itself and the Target Fund, has the statutory trust power and authority to execute, deliver and perform all of its obligations under this Agreement under the applicable laws of the State of Delaware. The execution and delivery of this Agreement and the consummation by the Selling Trust, on behalf of itself and the Target Fund, of the transactions contemplated hereby have been duly authorized by all requisite action on the part of the Selling Trust, on behalf of itself and the Target Fund, under the applicable laws of the State of Delaware.

(d) This Agreement has been duly executed and delivered by the Selling Trust, on behalf of itself and the Target Fund, under the Selling Trust’s declaration of trust and the laws of the State of Delaware applicable to statutory trusts.

(e) Assuming that (i) the Selling Trust and the Acquiring [Trust/Corporation] are validly existing, (ii) this Agreement is a valid, binding and enforceable obligation of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, and (iii) this Agreement has been duly authorized, executed and delivered by the Selling Trust, on behalf of itself and the Target Fund, and by the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, this Agreement is the valid and binding obligation of the Selling Trust, on behalf of itself and the Target Fund, and enforceable against the Selling Trust and the Target Fund in accordance with its terms under the applicable laws of the State of New York, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(f) The execution and delivery by the Selling Trust, on behalf of itself and the Target Fund, of this Agreement and the performance by the Selling Trust, on behalf of itself and the Target Fund, of its obligations under this Agreement will not violate the charter documents of the Selling Trust.

(g) Neither the execution, delivery or performance by the Selling Trust, on behalf of itself and the Target Fund, of this Agreement nor the compliance by the Selling Trust, on behalf of itself and the Target Fund, with the terms and provisions hereof will violate any provision of any laws of the State of Delaware applicable to statutory trusts or any applicable federal law of the United States of America.

(h) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of

[22]

Applies only to State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Bond Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund and State Farm International Equity Fund.

[23]

Applies only to State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Bond Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund and State Farm International Equity Fund.

II-22

this Agreement by the Selling Trust, on behalf of itself and the Target Fund, or the enforceability of this Agreement against the Selling Trust or the Target Fund except such as may be required under Delaware state securities laws about which we express no opinion.

In giving their opinion, [                ] may state that they are relying on the opinion of [                ] as to matters of Delaware law.

7.10. The Selling Trust, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring [Trust/Corporation], on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring [Trust/Corporation]’s transfer agent as the Acquiring [Trust/Corporation] may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

7.11. The Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian of the Acquiring Fund, stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Transfer Agent confirming that the Transfer Agent on behalf of the Target Fund has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage of ownership of the Target Fund owned by each such holder as of the Valuation Date; (iv) a statement of the respective tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund; and (v) the tax books and records of the Target Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date.

7.12. As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is currently contractually obligated to pay for services provided to the Target Fund from those described in the Registration Statement.

7.13. As of the Closing Date, there shall be no foreign accounts invested in the Target Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Fund or the Target Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Acquiring [Trust/Corporation] and the Selling Trust shall have received an opinion of Dechert LLP, special United States federal income tax counsel to the Acquiring Fund, dated on the Closing Date satisfactory to both parties substantially to the effect that, based on certain facts, assumptions and representations of the parties and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, for U.S. federal income tax purposes:

(a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

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(b) Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the assumption of the Stated Liabilities of the Target Fund and issuance of Acquiring Fund Shares;

(c) Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Target Fund’s Stated Liabilities and the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Target Fund Shareholders in exchange for their Target Fund shares, except for any gain or loss that may be required to be recognized solely [as a result of the close of the Target Fund’s taxable year due to the Reorganization or]24 as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) Under Section 354 of the Code, no gain or loss will be recognized by any Target Fund Shareholder upon the exchange of its Target Fund shares solely for Acquiring Fund Shares;

(e) Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such Target Fund Shareholder immediately prior to the Reorganization. Under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the time of the Reorganization;

(f) Under Section 362(b) of the Code, the tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization, except for any assets [which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or]25 on which gain was recognized upon the transfer to the Acquiring Fund. Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Target Fund will include the period during which those assets were held by the Selling Trust on behalf of the Target Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period and except for any assets on which gain is recognized on the transfer to the Acquiring Fund); and

(g) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder, if applicable.

Such opinion shall be based on customary assumptions and such representations as Dechert LLP may reasonably request, and each of the Acquiring [Trust/Corporation], the Acquiring Fund, the Selling Trust and the Target Fund shall cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring [Trust/Corporation], the Acquiring Fund, the Selling Trust nor the Target Fund may waive the condition set forth in this paragraph 8.1.

[24]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund, iShares MSCI EAFE International Index Fund/State Farm International Index Fund, BlackRock CoreAlpha Bond Fund/State Farm Bond Fund, BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

[25]

Applies only to iShares S&P 500 Index Fund/State Farm S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund/State Farm Small Cap Index Fund, iShares MSCI EAFE International Index Fund/State Farm International Index Fund, BlackRock CoreAlpha Bond Fund/State Farm Bond Fund, BlackRock Advantage Large Cap Core Fund/State Farm Equity Fund, BlackRock Advantage Small Cap Core Fund/State Farm Small/Mid Cap Equity Fund and BlackRock Advantage International Fund/State Farm International Equity Fund.

II-24

8.2. All of the conditions to the closing of the transactions contemplated by the Framework Agreement, dated as of [                ], between BlackRock and/or its affiliates and State Farm, and solely for the purposes of certain provisions therein, State Farm Mutual Fund Automobile Insurance Company, (the “Framework Agreement”) shall be satisfied or waived.

ARTICLE IX

EXPENSES

Each of State Farm and its affiliates, and BlackRock and its affiliates, shall bear the direct and indirect expenses and the reasonable out-of-pocket costs incurred by the parties to this Agreement in connection with the Reorganization contemplated by the provisions of this Agreement, but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. The expenses and out-of-pocket costs to be borne by each of State Farm and its affiliates and BlackRock and its affiliates include costs incurred by the parties hereto in connection with the preparation of the Registration Statement, the printing and mailing of the proxy statement and the solicitation of the related proxies for the Target Fund. Such expenses and costs will be allocated among BlackRock and State Farm as agreed to by them. Notwithstanding the foregoing, the Acquiring Fund will bear the legal fees associated with counsel to the [trustees/directors] who are not “interested persons” (as defined in the 1940 Act) of the Acquiring [Trust/Corporation]. If the Reorganization is not approved, however, BlackRock or its affiliates will directly bear such legal fees.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Selling Trust, on behalf of the Target Fund, and the Acquiring [Trust/Corporation], on behalf of the Acquiring Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein except that covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the BlackRock Board or the State Farm Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund, respectively. In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a) by the written consent of each of the parties;

(b) by the Selling Trust (i) following a breach by the Acquiring [Trust/Corporation] of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquiring [Trust/Corporation] shall have been given a period of 30 business days from the date of the occurrence of a breach

II-25

of a covenant or agreement to cure such breach and shall have failed to do so (provided, that the Selling Trust is not then in material breach of the terms of this Agreement, and, provided further that no cure period shall be required for a breach that is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Acquiring [Trust/Corporation] or the Acquiring Fund;

(c) by the Acquiring [Trust/Corporation] (i) following a breach by the Selling Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Selling Trust shall have been given a period of 30 business days from the date of the occurrence of a breach of a covenant or agreement to cure such breach and shall have failed to do so (provided, that the Acquiring [Trust/Corporation] is not then in material breach of the terms of this Agreement, and, provided further that no cure period shall be required for a breach that is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Selling Trust or the Target Fund;

(d) by either the Acquiring [Trust/Corporation] or the Selling Trust if: (i) there shall be a final, non-appealable order of a federal or state court in effect preventing consummation of the transactions contemplated hereby; or (ii) there shall be any final action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the transactions contemplated hereby by any governmental entity which would make consummation of the transactions contemplated hereby illegal; or a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days;

(e) by either the Acquiring [Trust/Corporation] or the Selling Trust if the Closing shall not have been consummated by [ ], 2018, provided the right to terminate this Agreement under this paragraph 11.1(e) shall not be available to any party whose failure to fulfill any material obligation under this Agreement has been the cause of, or resulted in, the failure of the Closing to occur on or before such date;

(f) by either the Acquiring [Trust/Corporation] or the Selling Trust due to a condition herein expressed to be precedent to the obligations of the terminating party or both the parties has not been met if it reasonably appears that it will not or cannot be met; or

(g) by the termination of the Framework Agreement in accordance with its terms.

11.2. If a party terminates this Agreement in accordance with this Article XI, other than a termination under (b), (c), (d), (e) or (f) in connection with a willful default, there shall be no liability for damages on the part of any party or the trustees, directors or officers of such party. In the event of termination in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive. The parties agree that, in the event of any termination of this Agreement there shall be no liability, for damages or otherwise, on the part of the State Farm Trustees of the BlackRock [Directors/Trustees], notwithstanding the first two sentences of this paragraph 11.2.

11.3. At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraph 8.1 ) may be waived by either the Selling Trust or the Acquiring [Trust/Corporation], respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented by a written instrument in such manner as may be deemed necessary or advisable by both the authorized officers of the applicable parties; provided, however,

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that, following the meeting of the Target Fund Shareholders called by the Selling Trust pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such Target Fund Shareholders without their further approval.

ARTICLE XIII

PUBLICITY/CONFIDENTIALITY

13.1. Publicity. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

13.2. Confidentiality. (a) The Selling Trust, the Acquiring [Trust/Corporation], State Farm and BlackRock (for purposes of this paragraph 13.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Selling Trust, the Acquiring [Trust/Corporation], State Farm and BlackRock agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

II-27

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the Selling Trust, on behalf of itself and the Target Fund, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the property of the Selling Trust associated with the Target Fund, as provided in the charter documents of the Selling Trust. Moreover, no series of the Selling Trust other than the Target Fund shall be responsible for the obligations of the Selling Trust and the Target Fund hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Selling Trust, on behalf of itself and the Target Fund, hereunder. The execution and delivery of this Agreement have been authorized by the State Farm Board with respect to the Selling Trust and the Target Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by the State Farm Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Selling Trust associated with the Target Fund as provided in the Selling Trust’s charter documents.

14.6. [It is expressly agreed that the obligations of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Acquiring [Trust/Corporation] personally, but shall bind only the property of the Acquiring [Trust/Corporation] associated with the Acquiring Fund, as provided in the charter documents of the Acquiring [Trust/Corporation].]26 [The names “BlackRock FundsSM” and “Trustees of BlackRock FundsSM” refer respectively to the Acquiring Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under the Acquiring Trust’s Declaration of Trust dated December 22, 1988 which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Acquiring Trust. The obligations of “BlackRock FundsSM” entered into in the name or on behalf thereof by any of the Trustees, officers, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, officers, representatives or agents of the Acquiring Trust personally, but bind only the Acquiring Trust property, and all persons dealing with any class of shares of the Acquiring Trust must look solely to the Acquiring Trust property belonging to such class for the enforcement of any claims against the Acquiring Trust.]27 Moreover, no series of the Acquiring [Trust/Corporation] other than the Acquiring Fund shall be responsible for the obligations of the Acquiring [Trust/Corporation] and the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring [Trust/Corporation], on behalf of itself and the Acquiring Fund, hereunder. The execution and delivery of this Agreement have been authorized by the BlackRock Board with respect to the Acquiring [Trust/Corporation] and the Acquiring Fund hereunder, and signed by authorized officers of the Acquiring [Trust/Corporation], acting as such. Neither the authorization by the BlackRock Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring [Trust/Corporation] associated with the Acquiring Fund as provided in the Acquiring [Trust/Corporation]’s charter documents.

[26]

Applies only to iShares S&P 500 Index Fund, BlackRock CoreAlpha Bond Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund and BlackRock Advantage Large Cap Core Fund.

[27]	Applies only to BlackRock Advantage Small Cap Core Fund, BlackRock Advantage International Fund and iShares Municipal Bond Index Fund.

II-28

ARTICLE XV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Acquiring [Trust/Corporation] and Acquiring Fund, 40 East 52nd Street, New York, New York, 10022, Attention: Secretary, or to the Selling Trust or the Target Fund, State Farm Investment Management Corp., One State Farm Plaza, A-3, Bloomington, Illinois 61704 Attention: David Moore or to any other address that the Acquiring Fund, the Selling Trust or the Target Fund shall have last designated by notice to the other party.

II-29

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

[BLACKROCK FUNDSSM/BLACKROCK FUNDS III/BLACKROCK FUNDS VI/ BLACKROCK INDEX FUNDS, INC./BLACKROCK LARGE CAP SERIES FUNDS, INC.],
INDIVIDUALLY AND ON BEHALF OF ITS SERIES [ISHARES S&P 500 INDEX FUND/BLACKROCK COREALPHA BOND FUND/ISHARES RUSSELL 2000 SMALL-CAP INDEX FUND/ISHARES MSCI EAFE INTERNATIONAL INDEX FUND/BLACKROCK ADVANTAGE LARGE CAP CORE FUND/BLACKROCK ADVANTAGE SMALL CAP CORE FUND/BLACKROCK ADVANTAGE INTERNATIONAL FUND/ISHARES MUNICIPAL BOND INDEX FUND]

By:
Name
Title:

STATE FARM MUTUAL FUND TRUST,
INDIVIDUALLY AND ON BEHALF OF ITS SERIES [STATE FARM S&P 500 INDEX FUND/STATE FARM BOND FUND/STATE FARM SMALL CAP INDEX FUND/STATE FARM INTERNATIONAL INDEX FUND/STATE FARM EQUITY FUND/STATE FARM SMALL/MID CAP EQUITY FUND/STATE FARM INTERNATIONAL EQUITY FUND/STATE FARM TAX ADVANTAGED BOND FUND]

By:
Name
Title:

Solely with respect to ARTICLES IX and XIII [BLACKROCK FUND ADVISORS/BLACKROCK ADVISORS, LLC]

By:
Name
Title:

Solely with respect to ARTICLES V, IX and XIII STATE FARM INVESTMENT MANAGEMENT CORP.

By:
Name
Title:

II-30

APPENDIX III

Intermediary-Defined Sales Charge Waiver Policies

Intermediary-Defined Sales Charge Waiver Policies

Merrill Lynch:

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account (excluding shares purchased from or through the Fund, the Fund’s distributor or any non-Merrill Lynch platform or account, even if Merrill Lynch serves as broker-dealer of record for such shares) will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and reductions, which may differ from those disclosed elsewhere in the prospectus or SAI.

Front-End Sales Charge Waivers for Investor A Shares available at Merrill Lynch

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan/plan participants

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)

•	Shares exchanged from Investor C (i.e. level-load) Shares of the same Fund in the month of or following the 10-year anniversary of the purchase date

•	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Shares purchased by directors of the Fund, and employees of BlackRock or any of its affiliates, as described in the prospectus

•

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

CDSC Waivers on Investor A and C Shares available at Merrill Lynch

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the prospectus

•	Shares bought due to return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

III-1

•	Shares acquired through a Right of Reinstatement

•

Investor A and C Shares of the Fund held in the following IRA or other retirement brokerage accounts: Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts, that are exchanged for Institutional Shares of the Fund due to transfer to certain fee based accounts or platforms

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the prospectus

•

Rights of Accumulation (ROA) entitle shareholders to breakpoint discounts that will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible BlackRock Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, through Merrill Lynch, over a 13-month period of time

Ameriprise Financial:

Investor A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Investor A Shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial.

Effective June 1, 2018, shareholders purchasing Investor A shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

•	Shares purchased through an Ameriprise Financial investment advisory program (if an advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within BlackRock Funds)

•

Shares exchanged from Investor C Shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Investor C Shares for load waived shares, that waiver will also apply to such exchanges

•	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

III-2

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor (“FA”) and/or the FA’s spouse, FA’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), FA’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within BlackRock Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

Morgan Stanley Wealth Management:

Morgan Stanley Wealth Management Investor A Share Front-End Sales Charge Waiver

Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Investor A Shares of the Fund through Morgan Stanley’s transactional brokerage accounts are entitled to a waiver of the front-end sales charge in the following circumstances:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans does not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Investor C Shares that are no longer subject to a contingent deferred sales charge and are exchanged for Investor A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•

Shares purchased from the proceeds of redemptions within BlackRock Funds under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales charge

Unless specifically described above, no other front-end sales charge waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients through Morgan Stanley’s transactional brokerage accounts.

III-3

STATE FARM MUTUAL FUND TRUST

State Farm S&P 500 Index Fund

State Farm Bond Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm Tax Advantaged Bond Fund

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

BLACKROCK INDEX FUNDS, INC.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Advantage Large Cap Core Fund

BLACKROCK FUNDSSM

BlackRock Advantage International Fund

BlackRock Advantage Small Cap Core Fund

iShares Municipal Bond Index Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

The date of this Statement of Additional Information is August [    ], 2018

This Statement of Additional Information (the “SAI”) relates to the proposed reorganizations (each, a “Reorganization” and together, the “Reorganizations”) of:

(i)

State Farm S&P 500 Index Fund (the “S&P 500 Index Target Fund”), a series of State Farm Mutual Fund Trust (the “Target Trust”), into iShares S&P 500 Index Fund (the “S&P 500 Index Acquiring Fund”), a series of BlackRock Funds III;

(ii)	State Farm Bond Fund (the “Bond Target Fund”), a series of the Target Trust, into BlackRock CoreAlpha Bond Fund (the “CoreAlpha Bond Acquiring Fund”), a series of BlackRock Funds VI;

(iii)

State Farm Small Cap Index Fund (the “Small Cap Index Target Fund”), a series of the Target Trust, into iShares Russell 2000 Small-Cap Index Fund (the “Russell 2000 Small-Cap Index Acquiring Fund”), a series of BlackRock Index Funds, Inc.;

(iv)

State Farm International Index Fund (the “International Index Target Fund”), a series of the Target Trust, into iShares MSCI EAFE International Index Fund (the “MSCI EAFE International Index Acquiring Fund”), a series of BlackRock Index Funds, Inc.;

(v)

State Farm Equity Fund (the “Equity Target Fund”), a series of the Target Trust, into BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Acquiring Fund”), a series of BlackRock Large Cap Series Funds, Inc.;

(vi)

State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Target Fund”), a series of the Target Trust, into BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Acquiring Fund”), a series of BlackRock FundsSM;

(vii)

State Farm International Equity Fund (the “International Equity Target Fund”), a series of the Target Trust, into BlackRock Advantage International Fund (the “Advantage International Acquiring Fund”), a series of BlackRock FundsSM; and

(viii)

State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Target Fund”), a series of the Target Trust, into iShares Municipal Bond Index Fund (the “Municipal Bond Index Acquiring Fund”), a series of BlackRock FundsSM.

The S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the International Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund, the International Equity Target Fund and the Tax Advantaged Bond Target Fund are referred to in this SAI collectively as the “Target Funds” and each, a “Target Fund.”

The S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund are referred to in this SAI collectively as the “Acquiring Funds” and each, an “Acquiring Fund.”

Each Target Fund and each Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

Each of the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund and the Advantage Large Cap Core Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio, each with a substantially identical investment objective as the corresponding Acquiring Fund. S&P 500 Index Acquiring Fund invests all of its assets in S&P 500 Index Master Portfolio (the “S&P 500 Index Acquiring Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The CoreAlpha Bond Acquiring Fund invests all of its assets in CoreAlpha Bond Master Portfolio (the “CoreAlpha Bond Acquiring Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). The Russell 2000 Small-Cap Index Acquiring Fund invests all of its assets in Master Small Cap Index Series (the “Russell 2000 Small-Cap Index Acquiring Master Series”), a series of Quantitative Master Series LLC (“QMS”). The Advantage Large Cap Core Acquiring Fund invests all of its assets in Master Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Acquiring Master Portfolio” and, together with the S&P 500 Index Acquiring Master Portfolio, the CoreAlpha Bond Acquiring Master Portfolio and the Russell 2000 Small-Cap Index Acquiring Master Series, the “Acquiring Master Portfolios” and each, an “Acquiring Master Portfolio”), a series of Master Large Cap Series LLC (“Master Large Cap Series LLC” and, together with MIP, MIP II and QMS, the “Acquiring Master Trusts” and each, an “Acquiring Master Trust”).

State Farm Investment Management Corp. (“SFIMC”) serves as the investment adviser to each of the Target Funds. BlackRock Fund Advisors (“BFA”) serves as the investment adviser to the S&P 500 Index Acquiring Master Portfolio and the Municipal Bond Index Acquiring Fund. BlackRock Advisors, LLC (“BAL”) serves as the investment adviser to the CoreAlpha Bond Acquiring Master Portfolio, the Russell 2000 Small-Cap Index Acquiring Master Series, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Master Portfolio, the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund. BAL and BFA, in their capacity as investment advisers to the applicable Acquiring Funds and Acquiring Master Portfolios, shall be referred to in this SAI as the “Acquiring Fund Managers.”

BFA serves as a sub-adviser to the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund. Bridgeway Capital Management, Inc. (“Bridgeway”) serves as a sub-adviser to the Equity Target Fund and the Small/Mid Cap Equity Target Fund. Westwood Management Corp. (“Westwood”) serves as a sub-adviser to the Equity Target Fund. Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) each serve as a sub-adviser to the International Equity Target Fund. BFA, Bridgeway, Westwood, Marsico and Northern Cross, in their capacity as sub-advisers to the applicable Target Funds, are referred to in this SAI as the “Target Fund Sub-Advisers.” BFA serves as sub-adviser to the CoreAlpha Bond Acquiring Master Portfolio, the Russell 2000 Small-Cap Index Acquiring Master Series and the MSCI EAFE International Index Acquiring Fund. BlackRock International Limited (“BIL”) serves as sub-adviser to the CoreAlpha Bond Acquiring Master Portfolio. BFA and BIL, in their capacity as sub-advisers to the applicable Acquiring Funds and Acquiring Master Portfolios, are referred to in this SAI as the “Acquiring Fund Sub-Advisers.”

Each Acquiring Fund and each Acquiring Master Portfolio, following completion of the Reorganizations, may be referred to respectively, as a “Combined Fund” or a “Combined Master Portfolio” in this SAI.

This SAI contains information that may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated August [    ], 2018 (the “Combined Prospectus/Proxy Statement”).

As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve (i) the transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to such Target Fund’s shareholders; and (iii) the termination, dissolution and liquidation of each Target Fund as a series of the Target Trust. Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio, if such Acquiring Fund is part of a master-feeder arrangement.

One or more Reorganizations may not be approved by shareholders of the applicable Target Fund(s). If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund(s), which may include seeking a merger with a different fund(s), the liquidation of such Target Fund(s) or continuing current operations of such Target Fund(s). No Reorganization is contingent upon the approval of any other Reorganization. If a Reorganization does not occur as contemplated in the Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of the applicable Target Fund as to the status of the transaction. In such circumstances, the Target Board will examine alternatives to such Reorganization in light of the best interests of such Target Fund’s shareholders. Those Reorganizations that are approved will occur as contemplated in the Combined Prospectus/Proxy Statement.

Registrant Reorganization

It is expected that the BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “CoreAlpha Bond Predecessor Fund”), which invests all of its assets in CoreAlpha Bond Master Portfolio, a series of MIP (the “CoreAlpha Bond Predecessor Master Portfolio”), will be the predecessor to the CoreAlpha Bond Acquiring Fund pursuant to a proposed reorganization (the “Registrant Reorganization”). The CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio. As a result of the proposed Registrant Reorganization, the CoreAlpha Bond Acquiring Fund and CoreAlpha Bond Acquiring Master Portfolio will adopt the performance and financial history of the CoreAlpha Bond Predecessor Fund and CoreAlpha Bond Predecessor Master Portfolio, respectively. The Registrant Reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

The Registrant Reorganization is not subject to shareholder approval and it is expected to take place in the third quarter of 2018. The proposed Reorganization of the Bond Target Fund into the CoreAlpha Bond Acquiring Fund will not take place until after the Registrant Reorganization.

For the Target Funds: Incorporates by reference the Statement of Additional Information included in the Registration Statement on Form N-1A of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund dated May 1, 2018, as supplemented (SEC Accession No. 0001193125-18-137244); and the Annual Report to Shareholders of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund for the fiscal year ended December 31, 2017, filed February 28, 2018 (SEC Accession No. 0001193125-18-062902), as filed with the Securities and Exchange Commission (the “SEC”).

For the BlackRock S&P 500 Index Fund, iShares Russell 2000 Small-Cap Index Fund, iShares MSCI EAFE International Index Fund, BlackRock Advantage Large Cap Core Fund, BlackRock Advantage Small Cap Core Fund, BlackRock Advantage International Fund and iShares Municipal Bond Index Fund: Incorporates by reference the Statement of Additional Information related to Investor A Shares and Institutional Shares included in the Registration Statement on Form N-1A of iShares S&P 500 Index Fund dated April 30, 2018, as supplemented (SEC Accession No. 0001193125-18-142696); the Statement of Additional Information related to Investor P Shares included in the Registration Statement on Form N-1A of iShares S&P 500 Index Fund dated July 6, 2018, as supplemented (SEC Accession No. 0001193125-18-213810); the Statement of Additional Information related to Investor A Shares and Institutional Shares included in the Registration Statement on Form N-1A of iShares Russell 2000 Small-Cap Index Fund and iShares MSCI EAFE International Index Fund dated April 30, 2018, as supplemented (SEC Accession No. 0001193125-18-143720); the Statement of Additional Information related to Investor P Shares included in the Registration Statement on Form N-1A of iShares Russell 2000 Small-Cap Index Fund and iShares MSCI EAFE International Index Fund dated July 6, 2018, as supplemented (SEC Accession No. 0001193125-18-213847); the Statement of Additional Information included in the Registration Statement on Form N-1A of BlackRock Advantage Large Cap Core Fund dated January 25, 2018, as supplemented (SEC Accession No. 0001193125-18-019838); the Statement of Additional Information included in the Registration Statement on Form N-1A of BlackRock Advantage Small Cap Core Fund dated September 28, 2017, as supplemented (SEC Accession No. 0001193125-17-297306); the Statement of Additional Information included in the Registration Statement on Form N-1A of BlackRock Advantage International Fund dated January 25, 2018, as supplemented (SEC Accession No. 0001193125-18-019759); the Statement of Additional Information related to Investor A Shares and Institutional Shares included in the Registration Statement on Form N-1A of iShares Municipal Bond Index Fund dated May 31, 2018 (SEC Accession No. 0001193125-18-180425), as amended July 13, 2018 (SEC Accession No. 0001193125-18-218048), as supplemented; the Statement of Additional Information related to Investor P Shares included in the Registration Statement on Form N-1A of iShares Municipal Bond Index Fund dated July 6, 2018, as supplemented (SEC Accession No. 0001193125-18-213802); the Annual Report to Shareholders of iShares S&P 500 Index Fund for the fiscal year ended December 31, 2017, filed March 5, 2018 (SEC Accession No. 0001193125-18-070084); the Annual Report to Shareholders of iShares Russell 2000 Small-Cap Index Fund and iShares MSCI EAFE International Index Fund for the fiscal year ended December 31, 2017, filed March 8, 2018 (SEC Accession No. 0001193125-18-074716); the Annual Report to Shareholders of BlackRock Advantage Large Cap Core Fund for the fiscal year ended September 30, 2017, filed December 5, 2018 (SEC Accession No. 0001193125-17-361679); the Annual Report to Shareholders of BlackRock Advantage Small Cap Core Fund for the fiscal year ended May 31, 2018, filed August 3, 2018 (SEC Accession No. 00001193125-18-237492); the Annual Report to Shareholders of BlackRock Advantage International Fund for the fiscal year ended September 30, 2017, filed December 5, 2017 (SEC Accession No. 0001193125-17-361642); the Semi-Annual Report to Shareholders of BlackRock Advantage Large Cap Core Fund for the six-month period ended March 31, 2018, filed June 1, 2018 (SEC Accession No. 0001193125-18-181512); and the Semi-Annual Report to Shareholders of BlackRock Advantage International Fund for the six-month period ended March 31, 2018, filed June 1, 2018 (SEC Accession No. 0001193125-18-181538), each as filed with the SEC.

For BlackRock CoreAlpha Bond Fund: See Appendix I.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121 or by calling (800) 447-4930.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of State Farm S&P 500 Index Fund, State Farm Bond Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund for the fiscal year ended December 31, 2017, (ii) the Annual Report to Shareholders of iShares S&P 500 Index Fund for the fiscal year ended December 31, 2017, (iii) the Annual Report to Shareholders of iShares Russell 2000 Small-Cap Index Fund and iShares MSCI EAFE International Index Fund for the fiscal year ended December 31, 2017, (iv) the Annual Report to Shareholders of BlackRock Advantage Large Cap Core Fund for the fiscal year ended September 30, 2017, (v) the Semi-Annual Report to Shareholders of BlackRock Advantage Large Cap Core Fund for the six-month period ended March 31, 2018, (vi) the Annual Report to Shareholders of BlackRock Advantage Small Cap Core Fund for the fiscal year ended May 31, 2018, (vii) the Annual Report to Shareholders of BlackRock Advantage International Fund for the fiscal year ended September 30, 2017, and (viii) the Semi-Annual Report to Shareholders of BlackRock Advantage International Fund for the six-month period ended March 31, 2018, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Funds, as applicable. The financial statements therein, and, in the case of the Annual Reports, the reports of independent registered public accountants therein, are incorporated herein by reference.

Pro forma financial statements of each of the Target Funds and each of the Acquiring Funds are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

The unaudited pro forma financial information set forth herein is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. The closing of the Reorganizations is contingent upon certain conditions being satisfied, including that shareholders of each Target Fund must approve the applicable Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) between the applicable Target Fund and the corresponding Acquiring Fund. The proposal will result in the reorganizations (the “Reorganizations”) of each Target Fund into the corresponding Acquiring Fund. These pro forma numbers have been estimated in good faith based on information regarding (i) S&P 500 Index Target Fund, S&P 500 Index Acquiring Fund, Bond Target Fund, CoreAlpha Bond Acquiring Fund, Small Cap Index Target Fund, Russell 2000 Small-Cap Index Acquiring Fund, International Index Target Fund, MSCI EAFE International Index Acquiring Fund, Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund as of December 31, 2017, (ii) Equity Target Fund, Advantage Large Cap Core Acquiring Fund, International Equity Target Fund and Advantage International Acquiring Fund as of March 31, 2018, and (iii) Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund as of May 31, 2018.

The unaudited pro forma information provided herein should be read in conjunction with the most recent Annual Reports of the Target Funds and the Acquiring Funds and, if applicable, the most recent Semi-Annual Reports of the Target Funds and the Acquiring Funds, all of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below with respect to the S&P 500 Index Combined Fund, CoreAlpha Bond Combined Fund, Russell 2000 Small-Cap Index Combined Fund, MSCI EAFE International Index Combined Fund and Municipal Bond Index Combined Fund for the period ended December 31, 2017 is intended to present ratios and supplemental data as if the Reorganizations of each of the applicable Target Funds into the corresponding Acquiring Fund had been consummated at January 1, 2017. The unaudited pro forma information set forth below with respect to the Advantage Large Cap Core Combined Fund and Advantage International Combined Fund for the period ended March 31, 2018 is intended to present ratios and supplemental data as if the Reorganizations of each of the applicable Target Funds into the corresponding Acquiring Fund had been consummated at April 1, 2017. The unaudited pro forma information set forth below with respect to the Advantage Small Cap Core Combined Fund for the period ended May 31, 2018 is intended to present ratios and supplemental data as if the Reorganization of the Target Fund into the corresponding Acquiring Fund had been consummated at June 1, 2017. Each Reorganization is intended to merge a Target Fund into the corresponding Acquiring Fund, a similar fund advised by BAL or BFA, as applicable.

The expenses, expenses caps and waivers listed below with respect to the S&P 500 Index Target Fund, S&P 500 Index Acquiring Fund, Bond Target Fund, CoreAlpha Bond Acquiring Fund, Small Cap Index Target Fund, Russell 2000 Small-Cap Index Acquiring Fund, International Index Target Fund, MSCI EAFE International Index Acquiring Fund and Tax Advantaged Bond Target Fund were in effect during the periods January 1, 2017 to December 31, 2017. Since the Municipal Bond Index Acquiring Fund had not commenced operations during the period January 1, 2017 through December 31, 2017, the expenses, expenses caps and waivers listed below with respect to the Acquiring Fund are the expenses, expense caps and waivers expected to be in effect as of the Acquiring Fund’s commencement of operations. The expenses, expenses caps and waivers listed below with respect to the Equity Target Fund, Advantage Large Cap Core Acquiring Fund, International Equity Target Fund and Advantage International Acquiring Fund were in effect during the periods April 1, 2017 to March 31, 2018. The expenses, expenses caps and waivers listed below with respect to the Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund were in effect during the periods June 1, 2017 to May 31, 2018.

Target Funds

The Target Trust, on behalf of the Target Funds, has entered into an investment advisory and management services agreement with SFIMC (the “Target Trust Management Agreement”).

The S&P 500 Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $500 million	0.13%
$500 million to $750 million	0.12%
$750 million to $1 billion	0.11%
$1 billion to $3 billion	0.085%
Over $3 billion	0.06%

The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Target Fund for purposes of calculating the breakpoints in the schedule above.

The Small Cap Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $150 million	0.15%
$150 million to $1 billion	0.13%
$1 billion to $3 billion	0.105%
Over $3 billion	0.08%

The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Target Fund for purposes of calculating the breakpoints in the schedule above.

The International Index Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its average daily net assets as follows:

Average Daily Net Assets	Management Fee Rate
First $150 million	0.16%
$150 million to $1 billion	0.14%
$1 billion to $3 billion	0.115%
Over $3 billion	0.09%

The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Target Fund for purposes of calculating the breakpoints in the schedule above.

Each of the other Target Funds pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon its respective average daily net assets as follows:

Fund	Management Fee Rate
Bond Target Fund	0.10%
Equity Target Fund	0.60%
Small/Mid Cap Equity Target Fund	0.80%
International Equity Target Fund	0.80%
Tax Advantaged Bond Target Fund	0.10%

With respect to Class A, Class B, Premier, Legacy Class B and Institutional Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in the Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class A Shares	Class B Shares	Premier Shares	Legacy Class B Shares	Institutional Shares
S&P 500 Index Target Fund	0.70%	1.40%	0.60%	1.10%	0.45%
Bond Target Fund	0.70%	1.10%	0.60%	1.10%	0.45%
Small Cap Index Target Fund	0.73%	1.28%	0.63%	1.13%	0.48%
International Index Target Fund	0.85%	1.55%	0.75%	1.25%	0.60%
Equity Target Fund	1.20%	1.90%	1.10%	1.60%	0.95%
Small/Mid Cap Equity Target Fund	1.11%	1.81%	1.01%	1.51%	0.86%
International Equity Target Fund	1.50%	2.20%	1.40%	1.90%	1.25%
Tax Advantaged Bond Target Fund	0.70%	1.10%	0.60%	1.10%	N/A

With respect to Class R-1, Class R-2 and Class R-3 Shares of the Target Funds, other than the Tax Advantaged Bond Target Fund, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in the Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares
S&P 500 Index Target Fund	1.02%	0.82%	0.52%
Bond Target Fund	1.02%	0.82%	0.52%
Small Cap Index Target Fund	1.05%	0.85%	0.55%
International Index Target Fund	1.17%	0.97%	0.67%
Equity Target Fund	1.52%	1.32%	1.02%
Small/Mid Cap Equity Target Fund	1.43%	1.23%	0.93%
International Equity Target Fund	1.82%	1.62%	1.32%

With respect to all share classes of the S&P 500 Index Target Fund, the Bond Target Fund, the Small Cap Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the Tax Advantaged Bond Target Fund, SFIMC has agreed to reimburse such Target Fund, if, and to the extent, “other expenses” incurred by such Target Fund, exceed 0.10%. With respect to all share classes of the International Index Target Fund and the International Equity Target Fund, SFIMC has agreed to reimburse such Target Fund, if, and to the extent, “other expenses” incurred by such Target Fund, exceed 0.20%.

Other expenses incurred by a Target Fund include all expenses incurred by the Target Fund other than: (i) the investment advisory and management services fees charged by SFIMC; (ii) 12b-1 distribution fees; (iii) acquired fund fees and expenses; and (iv) shareholder servicing fees charged to the Target Fund.

SFIMC has agreed to waive 0.29% of management fees payable by the Small/Mid Cap Equity Target Fund. SFIMC may not discontinue or modify the 0.29% management fee waiver for the Small/Mid Cap Equity Target Fund and the other fee waivers described with respect to the Target Funds before April 30, 2019, without the consent of the Target Board.

SFIMC has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund.

Pursuant to a sub-advisory agreement between SFIMC and BFA (the “BFA Target Trust Sub-Advisory Agreement”), SFIMC pays BFA for its services to each of the S&P 500 Index Target Fund, the Small Cap Index Target Fund and the International Index Target Fund at the rates shown in the tables below:

S&P 500 Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $500 million	0.03%
$500 million to $750 million	0.02%
Over $750 million	0.01%

In determining the application of these breakpoints, the assets of the S&P 500 Index Target Fund are combined with the assets of the Large Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to that Fund and to the S&P 500 Index Target Fund. If the fee for the S&P 500 Index Target Fund calculated for a fiscal quarter is less than $25,000, SFIMC pays BFA a sub-advisory fee of $25,000 for that fiscal quarter.

Small Cap Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $150 million	0.05%
Over $150 million	0.03%

In determining the application of these breakpoints, the assets of the Small Cap Index Target Fund shall be combined with the assets of the Small Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

International Index Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $150 million	0.06%
Over $150 million	0.04%

In determining the application of these breakpoints, the assets of the International Index Target Fund shall be combined with the assets of the International Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

Pursuant to a sub-advisory agreement between SFIMC and Bridgeway (the “Bridgeway Target Trust Sub-Advisory Agreement”), SFIMC pays Bridgeway for its services to each of the Equity Target Fund and the Small/Mid Cap Equity Target Fund at the rates shown in the tables below:

Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $50 million	0.50%
$50 million to $100 million	0.45%
$100 million to $200 million	0.40%
Over $200 million	0.35%

Small/Mid Cap Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $100 million	0.60%
$100 million to $250 million	0.55%
Over $250 million	0.50%

Pursuant to a sub-advisory agreement between SFIMC and Westwood (the “Westwood Target Trust Sub-Advisory Agreement”), SFIMC pays Westwood for its services to the Equity Target Fund at the rates shown in the table below:

Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $25 million	0.55%
$25 million to $50 million	0.45%
Over $50 million	0.30%

Pursuant to a sub-advisory agreement between SFIMC and Marsico (the “Marsico Target Trust Sub-Advisory Agreement”), SFIMC pays Marsico for its services to the International Equity Target Fund at the rates shown in the table below:

International Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $300 million	0.50%
$300 million to $400 million	0.45%
Over $400 million	0.40%

Pursuant to a sub-advisory agreement between SFIMC and Northern Cross (the “Northern Cross Target Trust Sub-Advisory Agreement” and, together with the BFA Target Trust Sub-Advisory Agreement, the Bridgeway Target Trust Sub-Advisory Agreement, the Westwood Target Trust Sub-Advisory Agreement and the Marsico Target Trust Sub-Advisory Agreement, the “Target Trust Sub-Advisory Agreements”), SFIMC pays Northern Cross for its services to the International Equity Target Fund at the rates shown in the table below:

International Equity Target Fund

Average Daily Net Assets	Sub-Advisory Fee Rate
First $500 million	0.60%
Over $500 million	0.55%

SFIMC provides both investment advisory and administration services to the Target Trust under the Target Trust Management Agreement, as is described more fully in the Target Trust Management Agreement. As described previously, each Target Fund pays SFIMC a management fee, computed daily and payable monthly, which is based on each Target Fund’s average daily net assets.

As discussed in the section entitled “Investment Advisory and Management Agreements” above, SFIMC has agreed to reimburse each Target Fund if, and to the extent, the Target Fund’s total annual operating expenses exceed specified percentages of the Target Fund’s average net assets, excluding acquired fund fees and expenses reflected in each of the Target Fund’s Prospectuses.

S&P 500 Index Acquiring Fund

The S&P 500 Index Acquiring Fund is a “feeder” fund that invests all of its assets in the S&P 500 Index Acquiring Master Portfolio, which has the same investment objective, strategies and policies as the S&P 500 Index Acquiring Fund. Accordingly, the S&P 500 Index Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the S&P 500 Index Acquiring Master Portfolio. MIP, on behalf of the S&P 500 Index Acquiring Master Portfolio, has entered into an investment advisory agreement with BFA under which BFA serves as investment adviser to the S&P 500 Index Acquiring Master Portfolio. BFA manages the investment of the S&P 500 Index Acquiring Master Portfolio’s assets and provides the S&P 500 Index Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Board of Trustees of MIP (the “MIP Board”).

BFA receives as compensation for its services to the S&P 500 Index Acquiring Master Portfolio a management fee equal to 0.04% of the S&P 500 Index Acquiring Master Portfolio’s average daily net assets.

Effective September 1, 2016, BFA voluntarily agreed to waive its management fee with respect to any portion of the S&P 500 Index Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee. On April 28, 2017, this waiver became contractual and is now effective through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees (the “Independent Trustees”) of MIP or by a vote of a majority of the outstanding voting securities of the S&P 500 Index Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees the S&P 500 Index Acquiring Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds.

BlackRock Funds III has entered into an administration agreement with BAL, pursuant to which BAL provides certain administration services to the S&P 500 Index Acquiring Fund. BAL is entitled to receive an annual administration fee for providing administrative services to the S&P 500 Index Acquiring Fund as a percentage of average daily net assets attributable to each share class of the S&P 500 Index Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.07%
Investor C1 Shares[1]	0.14%
Investor P Shares	0.07%
Institutional Shares	0.07%
Service Shares[1]	0.04%
Class K Shares[1]	0.00%

[1]	The S&P 500 Index Acquiring Fund also offers Investor C1 Shares, Service Shares and Class K Shares. No Investor C1 Shares, Service Shares or Class K Shares will be issued in the Reorganization.

BAL also may engage and supervise shareholder servicing agents on behalf of the S&P 500 Index Acquiring Fund.

BAL has engaged State Street Bank and Trust Company (“State Street”) to provide certain sub-administrative services to the S&P 500 Index Acquiring Fund. BAL, not the S&P 500 Index Acquiring Fund, is responsible for providing compensation to State Street for such services.

BAL has also agreed to bear all costs of the S&P 500 Index Acquiring Fund’s operations, other than brokerage expenses, management fees, distribution plan expenses, certain fees and expenses related to BlackRock Funds III’s Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The fees and expenses of the Independent Trustees of BlackRock Funds III and of MIP, counsel to the Independent Trustees of BlackRock Funds III and of MIP and the Independent Registered Public Accounting Firm that provides audit services in connection with the S&P 500 Index Acquiring Fund or the S&P 500 Index Acquiring Master Portfolio, as applicable (collectively referred to as the “S&P 500 Index Acquiring Fund and Acquiring Master Portfolio Independent Expenses”), are paid directly by the S&P 500 Index Acquiring Fund or the S&P 500 Index Acquiring Master Portfolio, as applicable. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the S&P 500 Index Acquiring Fund and the S&P 500 Index Acquiring Master Portfolio for such S&P 500 Index Acquiring Fund and Acquiring Master Portfolio Independent Expenses through April 30, 2020. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the Board of Trustees of BlackRock Funds III (the “BlackRock Funds III Board”) and the MIP Board. This contractual arrangement will be extended through April 30, 2021 with respect to the S&P 500 Index Combined Fund effective upon the closing of the Reorganization.

BAL serves as the administrator of the S&P 500 Index Acquiring Master Portfolio pursuant to an administration agreement with MIP (the “MIP Administration Agreement”). Under the MIP Administration Agreement, BAL is not entitled to receive compensation for providing administration services to the S&P 500 Index Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as the S&P 500 Index Acquiring Fund) that invests substantially all of its assets in the S&P 500 Index Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from the S&P 500 Index Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the S&P 500 Index Acquiring Master Portfolio and does not expect to receive administration fees from the S&P 500 Index Acquiring Master Portfolio following the completion of the Reorganization.

CoreAlpha Bond Acquiring Fund

The CoreAlpha Bond Acquiring Fund is a “feeder” fund that invests all of its assets in the CoreAlpha Bond Acquiring Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the CoreAlpha Bond Acquiring Fund. Accordingly, the CoreAlpha Bond Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the CoreAlpha Bond Acquiring Master Portfolio. MIP II, on behalf of the CoreAlpha Bond Acquiring Master Portfolio, has entered into an investment advisory agreement (the “MIP II Management Agreement”) with BAL under which BAL serves as investment adviser to the CoreAlpha Bond Acquiring Master Portfolio. BAL manages the investment of the CoreAlpha Bond Acquiring Master Portfolio’s assets and provides the CoreAlpha Bond Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of Board of Trustees of MIP II (the “MIP II Board”).

Under the MIP II Management Agreement, BAL receives as compensation for its services to the CoreAlpha Bond Acquiring Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.25%
$1 billion – $3 billion	0.24%
$3 billion – $5 billion	0.23%
$5 billion – $10 billion	0.22%
In excess of $10 billion	0.21%

The Board of Trustees of MIP II has approved a reduction to the contractual management fee rate for the CoreAlpha Bond Acquiring Master Portfolio, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, the maximum annual management fee rate that could be paid to BAL (as a percentage of average daily net assets) for the CoreAlpha Bond Combined Master Portfolio will be as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.24%
$1 billion – $3 billion	0.23%
$3 billion – $5 billion	0.22%
$5 billion – $10 billion	0.21%
In excess of $10 billion	0.20%

MIP, on behalf of the CoreAlpha Bond Predecessor Master Portfolio, entered into a management agreement with BAL (the “Predecessor Management Agreement”), the terms of which are substantially identical to those of the MIP II Management Agreement. Under the Predecessor Management Agreement, BAL was entitled to an annual management fee at the same rates as those under the MIP II Management Agreement.

Effective September 1, 2016, BAL voluntarily agreed to waive its management fee with respect to any portion of the CoreAlpha Bond Predecessor Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee. On April 28, 2017, this waiver became contractual and is now effective with respect to the CoreAlpha Bond Acquiring Master Portfolio through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP II or by a vote of a majority of the outstanding voting securities of the CoreAlpha Bond Acquiring Master Portfolio. This management fee waiver will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the CoreAlpha Bond Acquiring Master Portfolio pays to BAL indirectly through its investment in affiliated money market funds.

BAL has entered into a sub-advisory agreement (the “CoreAlpha Bond BIL Sub-Advisory Agreement”) with BlackRock International Limited (“BIL”), a registered investment adviser organized in 1995. BAL has also entered into a sub-advisory agreement with BFA (the “CoreAlpha Bond BFA Sub-Advisory Agreement). BIL and BFA are each affiliates of BAL. Under the CoreAlpha Bond BIL Sub-Advisory Agreement and the CoreAlpha Bond BFA Sub-Advisory Agreement, each of BIL and BFA acts as sub-adviser for a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Pursuant to the CoreAlpha Bond BIL Sub-Advisory Agreement and the CoreAlpha Bond BFA Sub-Advisory Agreement, BAL pays each of BIL and BFA, respectively, for services it provides a fee equal to a percentage of the management fee paid to BAL with respect to that portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio. Each of BIL and BAL is responsible for the day-to-day management of a portion of the CoreAlpha Bond Acquiring Master Portfolio’s portfolio.

BlackRock Funds VI has entered into an administration agreement with BAL, pursuant to which BAL provides certain administration services to the CoreAlpha Bond Acquiring Fund. BAL is entitled to receive an annual administration fee for providing administrative services to the CoreAlpha Bond Acquiring Fund as a percentage of average daily net assets attributable to each share class of the CoreAlpha Bond Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.20%
Investor C Shares[1]	0.20%
Institutional Shares	0.10%
Class K Shares[1]	0.05%

[1]	The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

The Board of Trustees of BlackRock Funds VI has approved a reduction to the annual administration fee rate for the CoreAlpha Bond Acquiring Fund, subject to shareholder approval of the Reorganization. Effective as of the closing of the Reorganization, BAL will be entitled to receive an annual administration fee for providing administrative services to the CoreAlpha Bond Acquiring Fund as a percentage of average daily net assets attributable to each share class of the CoreAlpha Bond Acquiring Fund as follows:

Class	Administration Fee Rate
Investor A Shares	0.05%
Investor C Shares[1]	0.05%
Institutional Shares	0.05%
Class K Shares[1]	0.05%

[1]	The CoreAlpha Bond Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

In addition to the reduction to the annual administration free rate for the CoreAlpha Bond Acquiring Fund, the Board of Trustees of BlackRock Funds VI has approved the implementation of a waiver of 0.05% of the administration fee payable to BAL applicable to Class K Shares of the CoreAlpha Bond Acquiring Fund through April 30, 2021, subject to shareholder approval of the Reorganization and effective as of the closing of the Reorganization. Class K Shares of the CoreAlpha Bond Acquiring Fund will not be issued in the Reorganization.

BAL also may engage and supervise shareholder servicing agents on behalf of the CoreAlpha Bond Acquiring Fund.

BAL has engaged State Street to provide certain sub-administrative services to the CoreAlpha Bond Acquiring Fund. BAL, not the CoreAlpha Bond Acquiring Fund, is responsible for providing compensation to State Street for such services.

BAL has also agreed to bear all costs of the CoreAlpha Bond Acquiring Fund’s operations, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to BlackRock Funds VI’s Independent Trustees and their counsel allocated to the CoreAlpha Bond Acquiring Fund, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The fees and expenses of the Independent Trustees of the BlackRock Funds VI and of MIP II and counsel to the Independent Trustees of BlackRock Funds VI and of MIP II allocated to the CoreAlpha Bond Acquiring Fund or the CoreAlpha Bond Acquiring Master Portfolio, as applicable, and the Independent Registered Public Accounting Firm that provides audit services in connection with the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio, as applicable (collectively referred to as the “CoreAlpha Bond Acquiring Fund and Master Portfolio Independent Expenses”), are paid directly by the CoreAlpha Bond Acquiring Fund or CoreAlpha Bond Acquiring Master Portfolio, as applicable. BAL has contractually undertaken to reimburse or provide an offsetting credit to the CoreAlpha Bond Acquiring Fund and the CoreAlpha Bond Acquiring Master Portfolio for such CoreAlpha Bond Acquiring Fund and Master Portfolio Independent Expenses through April 30, 2020. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consent of the BlackRock Funds VI Board and the MIP II Board. This contractual arrangement will be extended through April 30, 2021 with respect to the CoreAlpha Bond Combined Fund effective upon the closing of the Reorganization.

BAL serves as the administrator of the CoreAlpha Bond Acquiring Master Portfolio pursuant to an administration agreement with MIP II (the “MIP II Administration Agreement”). Under the MIP II Administration Agreement, BAL is not entitled to receive compensation for providing administration services to the CoreAlpha Bond Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as the CoreAlpha Bond Acquiring Fund) that invests substantially all of its assets in the CoreAlpha Bond Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from the CoreAlpha Bond Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the CoreAlpha Bond Acquiring Master Portfolio and does not expect to receive administration fees from the CoreAlpha Bond Acquiring Master Portfolio following the completion of the Reorganization.

Russell 2000 Small-Cap Index Acquiring Fund

The Russell 2000 Small-Cap Index Acquiring Fund is a “feeder” fund that invests all of its assets in the Russell 2000 Small-Cap Index Acquiring Master Series. Accordingly, the Russell 2000 Small-Cap Index Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Russell 2000 Small-Cap Index Acquiring Master Series. QMS, on behalf of the Russell 2000 Small-Cap Index Acquiring Master Series, has an investment advisory agreement with BAL (the “QMS Management Agreement”) pursuant to which BAL serves as manager to the Russell 2000 Small-Cap Index Acquiring Master Series. Pursuant to the QMS Management Agreement, BAL is entitled to fees computed on a daily basis and payable monthly.

Under the QMS Management Agreement, the maximum annual fee rate payable by QMS to BAL is 0.01% of the average daily net assets of the Russell 2000 Small-Cap Index Acquiring Master Series. For the fiscal year ended December 31, 2017, BAL received a management fee, net of any applicable waivers, at an annual rate of 0.00% of the Russell 2000 Small-Cap Index Acquiring Master Series’ average daily net assets.

Effective September 1, 2016, BAL voluntarily agreed to waive its management fee with respect to any portion of the Russell 2000 Small-Cap Index Acquiring Master Series’ assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee. On April 28, 2017, this waiver became contractual and is now effective through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors (the “Independent Directors”) of QMS, or by a vote of a majority of the outstanding voting securities of Russell 2000 Small-Cap Index Acquiring Master Series. This management fee waiver will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

BlackRock Index Funds, Inc., on behalf of the Russell 2000 Small-Cap Index Acquiring Fund, has entered into an administration agreement (the “BlackRock Index Funds, Inc. Administration Agreement”) with BAL, as administrator. BAL receives for its services to the Russell 2000 Small-Cap Index Acquiring Fund monthly compensation at an annual rate based on a percentage of the average daily net assets of the Russell 2000 Small-Cap Index Acquiring Fund.

The contractual fee rate payable to BAL as a percentage of the Russell 2000 Small-Cap Index Acquiring Fund’s average daily net assets under the BlackRock Index Funds, Inc. Administration Agreement is 0.04%.

For the fiscal year ended December 31, 2017, the administration fee rate, net of any applicable waivers, for the Russell 2000 Small-Cap Index was 0.00%.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Russell 2000 Small-Cap Index Acquiring Master Series pays to BAL indirectly through its investment in affiliated money market funds (the “Russell 2000 Small-Cap Index Acquiring Master Series affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Russell 2000 Small-Cap Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Russell 2000 Small-Cap Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Russell 2000 Small-Cap Index Acquiring Fund’s business, if any) of each share class of the Russell 2000 Small-Cap Index Acquiring Fund at the levels shown below To achieve this expense cap, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Russell 2000 Small-Cap Index Acquiring Master Series, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Class	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Russell 2000 Small-Cap Index Acquiring Master Series	0.07%

[1]

The contractual cap is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of QMS or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Master Series. This contractual agreement will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

BAL, as administrator for the Russell 2000 Small-Cap Index Acquiring Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.37%
Investor P Shares	0.37%
Institutional Shares	0.12%
Class K Shares[3]	0.07%

[1]

The contractual caps are in effect through April 30, 2019 for Investor A Shares, Institutional Shares and Class K Shares. The contractual cap on Investor P Shares is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Russell 2000 Small-Cap Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the Russell 2000 Small-Cap Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.
[3]	The Russell 2000 Small-Cap Index Acquiring Fund also offers Class K Shares. No Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the Russell 2000 Small-Cap Index Acquiring Master Series affiliated money market fund waiver.

Effective June 12, 2017, BAL has entered into a separate sub-advisory agreement with BFA (the “Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement”) with respect to the Russell 2000 Small-Cap Index Acquiring Master Series, under which BAL pays BFA for services it provides under the Russell 2000 Small-Cap Index BFA Sub-Advisory Agreement a fee equal to a percentage of the management fee paid to BAL under the QMS Management Agreement. BFA is responsible for the day-to-day management of the Russell 2000 Small-Cap Index Acquiring Master Series’ portfolio.

MSCI EAFE International Index Acquiring Fund

BlackRock Index Funds, Inc., on behalf of the MSCI EAFE International Index Acquiring Fund, has an investment advisory agreement with BAL (the “BlackRock Index Funds, Inc. Management Agreement”) pursuant to which BAL serves as manager to the MSCI EAFE International Index Acquiring Fund. Pursuant to the BlackRock Index Funds, Inc. Management Agreement, BAL is entitled to fees computed on a daily basis and payable monthly.

Under the BlackRock Index Funds, Inc. Management Agreement, the maximum annual fee rate payable by BlackRock Index Funds, Inc. to BAL is 0.01% of the average daily net assets of the MSCI EAFE International Index Acquiring Fund. For the fiscal year ended December 31, 2017, BAL received a management fee, net of any applicable waivers, at an annual rate of 0.01% of the MSCI EAFE International Index Acquiring Fund’s average daily net assets.

BAL provides both investment advisory and administration services to the MSCI EAFE International Index Acquiring Fund under the BlackRock Index Funds, Inc. Management Agreement.

Effective September 1, 2016, BAL voluntarily agreed to waive its management fee with respect to any portion of the MSCI EAFE International Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee. On April 28, 2017, this waiver became contractual and is now effective through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc., or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This management fee waiver will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the MSCI EAFE International Index Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “MSCI EAFE International Index Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the MSCI EAFE International Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the MSCI EAFE International Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the MSCI EAFE International Index Acquiring Fund’s business, if any) of each share class of the MSCI EAFE International Index Acquiring Fund at the levels shown below To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

BAL, as investment manager for the MSCI EAFE International Index Acquiring Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.37%
Investor P Shares	0.37%
Institutional Shares	0.12%
Class K Shares[3]	0.07%

[1]

The contractual caps are in effect through April 30, 2019 for Investor A Shares, Institutional Shares and Class K Shares. The contractual cap on Investor P Shares is in effect through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Index Funds, Inc. or by a vote of a majority of the outstanding voting securities of the MSCI EAFE International Index Acquiring Fund. This contractual agreement will be extended through April 30, 2021 with respect to the MSCI EAFE International Index Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.
[3]	The MSCI EAFE International Index Acquiring Fund also offers Class K Shares. No Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the MSCI EAFE International Index Acquiring Fund affiliated money market fund waiver.

Effective June 12, 2017, BAL has entered into a separate sub-advisory agreement with BFA (the “MSCI EAFE International Index BFA Sub-Advisory Agreement”) with respect to the MSCI EAFE International Index Acquiring Fund, under which BAL pays BFA for services it provides under the MSCI EAFE International Index

BFA Sub-Advisory Agreement a fee equal to a percentage of the management fee paid to BAL under the BlackRock Index Funds, Inc. Management Agreement. BFA is responsible for the day-to-day management of the MSCI EAFE International Index Acquiring Fund’s portfolio.

Advantage Large Cap Core Acquiring Fund

The Advantage Large Cap Core Acquiring Fund is a “feeder” fund that invests all of its assets in the Advantage Large Cap Core Acquiring Master Portfolio. Accordingly, the Advantage Large Cap Core Acquiring Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Advantage Large Cap Core Acquiring Master Portfolio. Master Large Cap Series LLC, on behalf of the Advantage Large Cap Core Acquiring Master Portfolio, has an investment management agreement with BAL (the “Master Large Cap Series LLC Management Agreement”) pursuant to which BAL serves as manager to the Advantage Large Cap Core Acquiring Master Portfolio. Pursuant to the Master Large Cap Series LLC Management Agreement, BAL is entitled to fees computed daily and payable monthly.

Effective June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Master Portfolio, the maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.45%
$1 billion – $3 billion	0.42%
$3 billion – $5 billion	0.41%
$5 billion – $10 billion	0.39%
In excess of $10 billion	0.38%

Prior to June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Master Portfolio, the maximum annual management fees that could be paid to BAL (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.50%
$1 billion – $5 billion	0.45%
In excess of $5 billion	0.40%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage Large Cap Core Acquiring Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of Master Large Cap Series LLC, or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage Large Cap Core Acquiring Master Portfolio pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage Large Cap Core Acquiring Master Portfolio affiliated money market fund waiver”).

For the fiscal year ended September 30, 2017, BAL received management fees, net of any applicable waivers, at the annual rate of 0.46% of the Advantage Large Cap Core Acquiring Master Portfolio’s average daily net assets.

BlackRock Large Cap Series Funds, Inc., on behalf of the Advantage Large Cap Core Acquiring Fund, has entered into an administration agreement (the “BlackRock Large Cap Series Funds, Inc. Administration Agreement”) with BAL as administrator. BAL receives for its services to BlackRock Large Cap Series Funds, Inc. with respect to the Advantage Large Cap Core Acquiring Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Advantage Large Cap Core Acquiring Fund.

BAL has contractually agreed to cap net expenses of the Advantage Large Cap Core Acquiring Fund (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage Large Cap Core Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage Large Cap Core Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage Large Cap Core Acquiring Fund’s business, if any) of each share class of the Advantage Large Cap Core Acquiring Fund. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

Effective June 12, 2017 (except as noted below), with respect to the Advantage Large Cap Core Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.73%
Investor C Shares[3]	1.48%
Institutional Shares	0.48%
Class R Shares[3]	0.98%
Service Shares[3]	0.73%
Class K Shares[3,4]	0.43%

[1]

The contractual caps are in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of BlackRock Large Cap Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Advantage Large Cap Core Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage Large Cap Core Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.
[3]

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No Investor C Shares, Class R Shares, Service Shares or Class K Shares will be issued in the Reorganization.

[4]	Class K Shares of the Advantage Large Cap Core Acquiring Fund commenced operations on January 26, 2018.

Prior to June 12, 2017, with respect to the Advantage Large Cap Core Acquiring Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.14%
Investor C Shares[3,4]	N/A
Institutional Shares[4]	N/A
Class R Shares[3,4]	N/A
Service Shares[3,4]	N/A
Class K Shares[3,5]	N/A

[1]	The contractual caps expired on June 12, 2017.
[2]	As a percentage of average daily net assets.
[3]

The Advantage Large Cap Core Acquiring Fund also offers Investor C Shares, Class R Shares, Service Shares and Class K Shares. No Investor C Shares, Class R Shares, Service Shares or Class K Shares will be issued in the Reorganization.

[4]

Prior to June 12, 2017, there were no contractual caps on Total Annual Fund Operating Expenses in effect for Investor C Shares, Institutional Shares, Class R Shares and Service Shares of the Advantage Large Cap Core Acquiring Fund.

[5]	Class K Shares of the Advantage Large Cap Core Acquiring Fund had not yet commenced operations.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Advantage Large Cap Core Acquiring Master Portfolio affiliated money market fund waiver.

For the fiscal year ended September 30, 2017, BAL received administration fees, net of any applicable waivers, at the annual rate of 0.16% of Advantage Large Cap Core Acquiring Fund’s average daily net assets.

Advantage Small Cap Core Acquiring Fund

BAL serves as manager to the Advantage Small Cap Core Acquiring Fund pursuant to a management agreement (the “BlackRock FundsSM BAL Management Agreement”). Pursuant to the BlackRock FundsSM BAL Management Agreement, BAL is entitled to fees computed daily and payable monthly. The maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.45%
$1 billion – $3 billion	0.42%
$3 billion – $5 billion	0.41%
$5 billion – $10 billion	0.39%
Greater than $10 billion	0.38%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage Small Cap Core Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This management fee waiver will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage Small Cap Core Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage Small Cap Core Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage Small Cap Core Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage Small Cap Core Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage Small Cap Core Acquiring Fund’s business, if any) of each share class of the Advantage Small Cap Core Acquiring Fund at the levels shown below. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if the Advantage Small Cap Core Acquiring Fund’s operating expenses exceed a certain limit.

With respect to the Advantage Small Cap Core Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.75%
Investor C Shares[3]	1.50%
Institutional Shares	0.50%
Class K Shares[3]	0.45%

[1]

The contractual caps are in effect through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage Small Cap Core Acquiring Fund. This contractual agreement will be extended through September 30, 2021 with respect to the Advantage Small Cap Core Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.
[3]	The Advantage Small Cap Core Acquiring Fund also offers Investor C Shares and Class K Shares. No Investor C Shares or Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the Advantage Small Cap Core Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Advantage Small Cap Core Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BAL, are less than the current expense limit for that share class, the share class is required to repay BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Advantage Small Cap Core Acquiring Fund has more than $50 million in assets and (ii) BAL or an affiliate serves as the Advantage Small Cap Core Acquiring Fund’s manager or administrator. This repayment applies only to the contractual cap on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the fiscal year ended May 31, 2018, BAL received management fees, net of any applicable waivers, at the annual rate of 0.29% of the Advantage Small Cap Core Acquiring Fund’s average daily net assets.

BAL serves as the Advantage Small Cap Core Acquiring Fund’s administrator pursuant to an administration agreement (the “BlackRock FundsSM Administration Agreement”). BAL may from time to time voluntarily waive administration fees with respect to the Advantage Small Cap Core Acquiring Fund and may voluntarily reimburse the Advantage Small Cap Core Acquiring Fund for expenses.

Under the BlackRock FundsSM Administration Agreement, BlackRock FundsSM, on behalf of the Advantage Small Cap Core Acquiring Fund, pays to BAL a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.0425% of the first $500 million of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.040% of the next $500 million of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.0375% of the next $1 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.035% of the next $2 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets, 0.0325% of the next $9 billion of the Advantage Small Cap Core Acquiring Fund’s average daily net assets and 0.030% of the average daily net assets of the Advantage Small Cap Core Acquiring Fund in excess of $13 billion and (ii) 0.020% of average daily net assets allocated to each class of shares of the Advantage Small Cap Core Acquiring Fund.

BlackRock FundsSM and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for BlackRock FundsSM with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of BlackRock FundsSM.

Pursuant to a shareholders’ administrative services agreement (the “Shareholders’ Administrative Services Agreement”), BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Advantage Small Cap Core Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Advantage International Acquiring Fund

BAL serves as manager to the Advantage International Acquiring Fund pursuant to the BlackRock FundsSM BAL Management Agreement. Pursuant to the BlackRock FundsSM BAL Management Agreement, BAL is entitled to fees computed daily and payable monthly.

Effective June 12, 2017, the maximum annual management fees that can be paid to BAL (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.59%
$1 billion – $3 billion	0.55%
$3 billion – $5 billion	0.53%
$5 billion – $10 billion	0.51%
Greater than $10 billion	0.50%

Prior to June 12, 2017, the maximum annual management fees that could be paid to BAL (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.90%
$1 billion – $2 billion	0.85%
$2 billion – $3 billion	0.80%
Greater than $3 billion	0.75%

BAL has contractually agreed to waive its management fee with respect to any portion of the Advantage International Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BAL or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This management fee waiver will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

BAL has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Advantage International Acquiring Fund pays to BAL indirectly through its investment in affiliated money market funds (the “Advantage International Acquiring Fund affiliated money market fund waiver”).

BAL has contractually agreed to cap net expenses of the Advantage International Acquiring Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Advantage International Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Advantage International Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Advantage International Acquiring Fund’s business, if any) of each share class of the Advantage International Acquiring Fund at the levels shown below. To achieve these expense caps, BAL has agreed to waive and/or reimburse fees or expenses if the Advantage International Acquiring Fund’s operating expenses exceed a certain limit.

Effective June 12, 2017 (except as noted below), with respect to the Advantage International Acquiring Fund, BAL has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.89%
Investor C Shares[3]	1.64%
Institutional Shares	0.64%
Class R Shares[3]	1.14%
Service Shares[4]	0.89%
Class K Shares[3,5]	0.59%

[1]

The contractual caps are in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Advantage International Acquiring Fund. This contractual agreement will be extended through January 31, 2021 with respect to the Advantage International Combined Fund effective upon the closing of the Reorganization.

[2]	As a percentage of average daily net assets.

[3]

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No Investor C Shares, Class R Shares or Class K Shares will be issued in the Reorganization.

[4]	The Service Shares of the Advantage International Acquiring Fund are currently inactive. No Service Shares will be issued in the Reorganization.
[5]	Class K Shares of the Advantage International Target Fund commenced operations on January 26, 2018.

Prior to June 12, 2017, with respect to the Advantage International Acquiring Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.33%
Investor C Shares[3]	2.14%
Institutional Shares	1.06%
Class R Shares[3]	1.72%
Service Shares[4]	1.70%
Class K Shares[3,5]	N/A

[1]	The contractual caps expired on June 12, 2017.
[2]	As a percentage of average daily net assets.
[3]

The Advantage International Acquiring Fund also offers Investor C Shares, Class R Shares and Class K Shares. No Investor C Shares, Class R Shares or Class K Shares will be issued in the Reorganization.

[4]	The Service Shares of the Advantage International Acquiring Fund are currently inactive. No Service Shares will be issued in the Reorganization.
[5]	Class K Shares of the Advantage International Target Fund had not yet commenced operations.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Advantage International Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Advantage International Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BAL, are less than the current expense limit for that share class, the share class is required to repay BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Advantage International Acquiring Fund has more than $50 million in assets and (ii) BAL or an affiliate serves as the Advantage International Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the fiscal year ended September 30, 2017, the Advantage International Acquiring Fund paid BAL management fees, net of any applicable waivers, at the annual rate of 0.70% of the Advantage International Acquiring Fund’s average daily net assets.

BAL serves as the Advantage International Acquiring Fund’s administrator pursuant to the BlackRock FundsSM Administration Agreement. BAL may from time to time voluntarily waive administration fees with respect to the Advantage International Acquiring Fund and may voluntarily reimburse the Advantage International Acquiring Fund for expenses.

Under the BlackRock FundsSM Administration Agreement with BAL, BlackRock FundsSM, on behalf of the Advantage International Acquiring Fund, pays to BAL a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .0425% of the first $500 million of the Advantage International Acquiring Fund’s average daily net assets, .040% of the next $500 million of the Advantage International Acquiring Fund’s average daily net assets, .0375% of the next $1 billion of the Advantage International Acquiring Fund’s average daily net assets, .035% of the next $2 billion of the Advantage International Acquiring Fund’s average daily net assets, .0325% of the next $9 billion of the Advantage International Acquiring Fund’s average daily net assets and .030% of the average daily net assets of the Advantage International Acquiring Fund in excess of $13 billion and (ii) .020% of average daily net assets allocated to each class of shares of the Advantage International Acquiring Fund.

BlackRock FundsSM and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for BlackRock FundsSM with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of BlackRock FundsSM.

Pursuant to the Shareholders’ Administrative Services Agreement, BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Advantage International Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Municipal Bond Index Acquiring Fund

BFA serves as manager to the Municipal Bond Index Acquiring Fund pursuant to a management agreement (the “BlackRock FundsSM BFA Management Agreement”). Pursuant to the BlackRock FundsSM BFA Management Agreement, BFA is entitled to a management fee at the annual rate of 0.10% of the Municipal Bond Index Acquiring Fund’s average daily net assets.

BFA has contractually agreed to waive its management fee with respect to any portion of the Municipal Bond Index Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees the Municipal Bond Index Acquiring Fund pays to BFA indirectly through its investment in affiliated money market funds (the “Municipal Bond Index Acquiring Fund affiliated money market fund waiver”).

BFA has contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Municipal Bond Index Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Municipal Bond Index Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Municipal Bond Index Acquiring Fund’s business, if any) of each share class of the Municipal Bond Index Acquiring Fund at the levels shown below and in the Municipal Bond Index Acquiring Fund’s fees and expenses table. To achieve these expense caps, BFA has agreed to waive and/or reimburse fees or expenses if the Municipal Bond Index Acquiring Fund’s operating expenses exceed a certain limit.

With respect to the Municipal Bond Index Acquiring Fund, BFA has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Class	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares[3]	0.50%
Investor P Shares	0.50%
Institutional Shares[3]	0.25%
Class K Shares[3]	0.20%

[1]

The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of BlackRock FundsSM or by a vote of a majority of the outstanding voting securities of the Municipal Bond Index Acquiring Fund.

[2]	As a percentage of average daily net assets.
[3]	The Municipal Bond Index Acquiring Fund also offers Institutional Shares and Class K Shares. No Institutional Shares or Class K Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the Municipal Bond Index Acquiring Fund affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during the Municipal Bond Index Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA, are less than the current expense limit for that share class, the share class is required to repay BFA up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Municipal Bond Index Acquiring Fund has more than $50 million in assets and (ii) BFA or an affiliate serves as the Municipal Bond Index Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

BFA provides both investment advisory and administration services to the Municipal Bond Index Acquiring Fund under the BlackRock FundsSM BFA Management Agreement. As described previously, the Municipal Bond Index Acquiring Fund pays BFA a management fee, computed daily and payable monthly, which is based on the Municipal Bond Index Acquiring Fund’s average daily net assets.

Pursuant to the Shareholders’ Administrative Services Agreement, BAL provides certain shareholder liaison services in connection with BlackRock FundsSM’s service center. BlackRock FundsSM, on behalf of the Municipal Bond Index Acquiring Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Other Service Providers

	Target Funds	Acquiring Funds
Distributor	State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BlackRock Investments, LLC 40 East 52nd Street New York, New York 10022
Custodian

For the S&P 500 Index Target Fund, the International Index Target Fund and the International Equity Target Fund:

State Street Bank and Trust Company 200

Clarendon Street

Boston, Massachusetts 02116

For the Bond Target Fund, the Small Cap Index Target Fund, the Equity Target Fund, the Small/Mid Cap Equity Target Fund and the Tax Advantaged Bond Target Fund:

JPMorgan Chase Bank, North American Insurance Securities Services

4 New York Plaza, 15th Floor

New York, New York 10004

For the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the Municipal Bond Index Acquiring Fund:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

For the Advantage Large Cap Core Acquiring Fund:

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts, 02109

For the Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund:

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Transfer Agent	State Farm Investment Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606

For the S&P 500 Index Acquiring Fund and the CoreAlpha Bond Acquiring Fund:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, Pennsylvania 19103

For the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund, the Advantage Large Cap Core Acquiring Fund, the Advantage Small Cap Core Acquiring Fund, the Advantage International Acquiring Fund and the Municipal Bond Index Acquiring Fund:

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

	Target Funds	Acquiring Funds
Accounting Services Provider	State Street Bank and Trust Company, 200 Clarendon Street Boston, Massachusetts 02116

For the S&P 500 Index Acquiring Fund, the CoreAlpha Bond Acquiring Fund, the Russell 2000 Small-Cap Index Acquiring Fund, the MSCI EAFE International Index Acquiring Fund and the Municipal Bond Index Acquiring Fund:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

For the Advantage Large Cap Core Acquiring Fund, Advantage Small Cap Core Acquiring Fund and the Advantage International Acquiring Fund:

BNY Mellon Investment Servicing (US), Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Fund Counsel	Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018

Combined Fund. Effective upon the closing of the Reorganization, the Acquiring Funds’ current service providers will serve the Combined Funds.

Prior to the Reorganizations State Farm Mutual Automobile Insurance Company (“SFMAIC”) and the State Farm Equity and Bond Fund, a separate series of the Target Trust, will redeem their holdings in the Target Funds. The number of shares of the Target Funds held by SFMAIC and the State Farm Equity and Bond Fund consisted of the following as of the dates listed in the table below.

As of Date	Target Fund	Shares Held by SFMAIC	Shares Held by State Farm Equity and Bond Fund
December 31, 2017	S&P 500 Index Target Fund	—	—
December 31, 2017	Bond Target Fund	1,724,668	14,300,194
December 31, 2017	Small Cap Index Target Fund	5,092,702	—
December 31, 2017	International Index Target Fund	5,050,295	—
March 31, 2018	Equity Target Fund	—	21,355,360
May 31, 2018	Small/Mid Cap Equity Target Fund	4,942,475	—
March 31, 2018	International Equity Target Fund	5,067,689	—
December 31, 2017	Tax Advantaged Bond Target Fund	1,697,250	—

The table below sets out the percentage of each Target Fund held by SFMAIC and/or State Farm Equity and Bond Fund, as applicable.

As of Date	Target Fund	% Held By SFMAIC	% Held By State Farm Equity and Bond Fund
December 31, 2017	S&P 500 Index Target Fund	—	—
December 31, 2017	Bond Target Fund	2.3%	19.4%
December 31, 2017	Small Cap Index Target Fund	16.8%	—
December 31, 2017	International Index Target Fund	22.1%	—

As of Date	Target Fund	% Held By SFMAIC	% Held By State Farm Equity and Bond Fund
March 31, 2018	Equity Target Fund	—	36.6%
May 31, 2018	Small/Mid Cap Equity Target Fund	19.2%	—
March 31, 2018	International Equity Target Fund	40.2%	—
December 31, 2017	Tax Advantaged Bond Target Fund	4.1%	—

SFMAIC’s and State Farm Equity and Bond Fund’s holdings in each Target Fund, as applicable, will be redeemed prior to the applicable Reorganization, and the impact is reflected in the pro forma financials provided.

The net assets of each Combined Fund reflect adjustments due to Target Fund share redemptions by SFMAIC and State Farm Equity and Bond Fund, reorganizational costs incurred by the Acquiring Fund, differences in the Funds’ fair valuation policies and procedures with respect to foreign securities and Target Fund transactional costs incurred with relation to the applicable Reorganization, all as applicable.

As of December 31, 2017, the net assets of (i) the S&P 500 Index Target Fund were $1,548,962,324 and (ii) the S&P 500 Index Acquiring Fund were $12,849,647,564. As of December 31, 2017 the net assets of the S&P 500 Index Combined Fund would have been $14,398,535,927 on a pro forma basis. The net assets of the Combined Fund reflect transaction costs of $73,961.

As of December 31, 2017, the net assets of (i) the Bond Target Fund were $823,560,465 and (ii) the CoreAlpha Bond Predecessor Fund were $497,538,820. The CoreAlpha Bond Acquiring Fund had not yet commenced operations as of December 31, 2017. As of December 31, 2017, the net assets of the CoreAlpha Bond Combined Fund would have been $1,141,912,262 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $19,291,362, (ii) State Farm Equity and Bond Fund redemptions of $159,882,790 and (iii) transaction costs of $12,871.

As of December 31, 2017, the net assets of (i) the Small Cap Index Target Fund were $537,186,424 and (ii) the Russell 2000 Small-Cap Index Acquiring Fund were $892,161,315. As of December 31, 2017, the net assets of the Russell 2000 Small-Cap Index Combined Fund would have been $1,338,903,293 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $90,416,977 and (ii) transaction costs of $27,469.

As of December 31, 2017, the net assets of (i) the International Index Target Fund were $301,228,186 and (ii) the MSCI EAFE International Index Acquiring Fund were $10,589,090,151. As of December 31, 2017, the net assets of the MSCI EAFE International Index Combined Fund would have been $10,823,223,948 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $66,555,560, (ii) the differences in the Funds’ fair valuation policies and procedures with respect to foreign securities of $(490,084), (iii) transaction costs of $20,585 and (iv) Independent Trustee Counsel Fees of $28,160.

As of March 31, 2018, the net assets of (i) the Equity Target Fund were $638,412,635 and (ii) the Advantage Large Cap Core Acquiring Fund were $2,186,222,370. As of March 31, 2018, the net assets of the Advantage Large Cap Core Combined Fund would have been $2,591,060,607 on a pro forma basis. The net assets of the Combined Fund reflect (i) State Farm Equity and Bond Fund redemptions of $233,545,249 and (ii) transaction costs of $29,149.

As of May 31, 2018, the net assets of (i) the Small/Mid Cap Equity Target Fund were $309,942,200 and (ii) the Advantage Small Cap Core Acquiring Fund were $505,536,686. As of May 31, 2018, the net assets of the Advantage Small Cap Core Combined Fund would have been $756,002,037 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $59,473,988 and (ii) transaction costs of $2,861.

As of March 31, 2018, the net assets of (i) the International Equity Target Fund were $165,834,670 and (ii) the Advantage International Acquiring Fund were $736,240,008. As of March 31, 2018, the net assets of the Advantage International Combined Fund would have been $835,364,131 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $66,708,045 and (ii) transaction costs of $2,502.

As of December 31, 2017, the net assets of the Tax Advantaged Bond Target Fund were $490,471,882. The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017. As of December 31, 2017, the net assets of the Municipal Bond Index Combined Fund would have been $470,427,599 on a pro forma basis. The net assets of the Combined Fund reflect SFMAIC redemptions of $20,044,283.

In the Reorganizations, the outstanding shares of each Target Fund will be exchanged for newly issued shares of the corresponding Acquiring Fund (in each case, the “Acquiring Fund Shares”). The aggregate net asset value (“NAV”) immediately after the Reorganizations of your applicable Combined Fund shares will be the same as the aggregate NAV of your applicable Target Fund shares immediately prior to the Reorganization. However, the number of shares you receive will depend on the relative NAV of the shares of the applicable Target Fund and the corresponding Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the business day immediately before the closing of the Reorganization (“Valuation Time”). Thus, if as of the Valuation Time the NAV of a share of an Acquiring Fund is lower than the NAV of the corresponding share class of the corresponding Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund immediately prior to the Reorganizations. On the other hand, if the NAV of a share of an Acquiring Fund is higher than the NAV of the corresponding share class of the corresponding Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund immediately prior to the Reorganizations.

With respect to the S&P 500 Index Target Fund, Bond Target Fund, Small Cap Index Target Fund, International Index Target Fund and Tax Advantaged Bond Target Fund, the number of shares of each class assumed to be issued is equal to the NAV of the shares of such Target Fund, as of December 31, 2017, divided by the NAV per share of the corresponding class of shares of the corresponding Acquiring Fund as of December 31, 2017. With respect to the Equity Target Fund and International Equity Target Fund, the number of shares of each class assumed to be issued is equal to the NAV of the shares of such Target Fund, as of March 31, 2018, divided by the NAV per share of the corresponding class of shares of the corresponding Acquiring Fund as of March 31, 2018. With respect to the Small/Mid Cap Equity Target Fund, the number of shares of each class assumed to be issued is equal to the NAV of the shares of the Target Fund, as of May 31, 2018, divided by the NAV per share of the corresponding class of shares of the corresponding Acquiring Fund as of May 31, 2018. The pro forma number of shares outstanding, by class, for each Acquiring Fund consists of the following at the date specified below:

S&P 500 Index Acquiring Fund1

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization[2]	Total Outstanding Shares Post-Combination[2,3,4]
Institutional	11,298,167	788,019	12,086,186
Investor A	7,139,309	346,189	7,485,498
Investor P5	0	3,732,751	3,732,751

CoreAlpha Bond Acquiring Fund1,6

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination[3,4,7]
Institutional	47,990,477	11,831,303	59,821,867
Investor A	46,908	50,433,078	50,479,800

Russell 2000 Small-Cap Index Acquiring Fund1

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization[2]	Total Outstanding Shares Post-Combination[2,3,4,7]
Institutional	8,484,636	5,108,196	13,592,832
Investor A	12,664,759	1,495,521	14,160,280
Investor P5	0	16,033,282	16,033,282

MSCI EAFE International Index Acquiring Fund1

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization[2]	Total Outstanding Shares Post-Combination[2,3,4,7,8,9]
Institutional	49,795,689	3,605,879	53,401,568
Investor A	26,536,329	808,714	27,345,043
Investor P5	0	12,183,737	12,183,737

Advantage Large Cap Core Acquiring Fund10

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination[3,4,7]
Institutional	66,541,252	4,689,942	71,231,194
Investor A	55,213,705	20,475,580	75,689,285

Advantage Small Cap Core Acquiring Fund11

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination[3,4,7]
Institutional	24,067,011	3,522,989	27,590,000
Investor A	5,397,537	13,461,634	18,859,171

Advantage International Acquiring Fund10

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination[3,4,7]
Institutional	22,967,036	1,286,630	24,253,666
Investor A	17,895,680	4,529,726	22,425,406

Municipal Bond Index Acquiring Fund1,12

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization[2]	Total Outstanding Shares Post-Combination[2,3,7]
Investor A	0	9,497,357	9,497,357
Investor P5	0	30,328,266	30,328,266

[1]	At December 31, 2017.
[2]	Assumes Target Fund share allocations to Investor A Shares and Investor P Shares had taken place on December 31, 2017.
[3]	Does not include the distribution of any applicable capital gains or undistributed net investment income.
[4]	Adjusted for transaction costs.
[5]	Investor P Shares had not commenced operations as of December 31, 2017.
[6]	The CoreAlpha Bond Acquiring Fund had not commenced operations as of December 31, 2017. As a result, the amounts shown are based on the CoreAlpha Bond Predecessor Fund.
[7]	Assumes SFMAIC and the State Farm Equity and Bond Fund redeem their holdings, as applicable.
[8]	Adjusted for the Independent Trustee Counsel Fees (as defined below) borne by the Acquiring Fund.
[9]	Adjusted to reflect the differences in the Funds’ fair valuation policies and procedures with respect to foreign securities.
[10]	At March 31, 2018.
[11]	At May 31, 2018.
[12]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

On a pro forma basis for the twelve months ended on the dates listed below, the proposed Reorganizations would result in the following changes in investment advisory fees, administration fees, other operating expenses and waivers and reimbursements as follows:

S&P 500 Index Target Fund/S&P 500 Index Acquiring Fund1

	Dollar Change	Basis Points
Investment advisory fees	$(907,278)	(0.01)%
Administration fees	$1,012,416	0.01%
Other operating expenses	$(3,769,654)	(0.03)%
Waivers and reimbursements	$(21,476)	(0.0002)%

Bond Target Fund/CoreAlpha Bond Acquiring Fund1,2

	Dollar Change	Basis Points
Investment advisory fees	$680,189	0.07%
Administration fees	$139,166	0.01%
Other operating expenses	$(1,677,161)	(0.16)%
Waivers and reimbursements	$(475,430)	(0.05)%

Small Cap Index Target Fund/Russell 2000 Small-Cap Index Acquiring Fund1

	Dollar Change	Basis Points
Investment advisory fees	$(644,443)	(0.06)%
Administration fees	$169,482	0.02%
Other operating expenses	$(1,422,471)	(0.14)%
Waivers and reimbursements	$(247,790)	(0.02)%

International Index Target Fund/MSCI EAFE International Index Acquiring Fund1

	Dollar Change	Basis Points
Investment advisory fees	$(385,115)	(0.005)%
Administration fees	$0	0.00%
Other operating expenses	$(1,270,561)	(0.02)%
Waivers and reimbursements	$0	(0.00)%

Equity Target Fund/Advantage Large Cap Core Acquiring Fund3

	Dollar Change	Basis Points
Investment advisory fees	$(2,058,999)	(0.09)%
Administration fees	$926,222	0.04%
Other operating expenses	$(873,580)	(0.04)%
Waivers and reimbursements	$(1,545,094)	(0.07)%

Small/Mid Cap Equity Target Fund/Advantage Small Cap Core Acquiring Fund4

	Dollar Change	Basis Points
Investment advisory fees	$(1,287,540)	(0.23)%
Administration fees	$148,377	0.03%
Other operating expenses	$130,092	0.02%
Waivers and reimbursements	$4,661	0.00%

International Equity Target Fund/Advantage International Acquiring Fund3

	Dollar Change	Basis Points
Investment advisory fees	$(699,936)	(0.13)%
Administration fees	$50,754	0.01%
Other operating expenses	$(578,050)	(0.11)%
Waivers and reimbursements	$90,320	0.02%

Tax Advantaged Bond Target Fund/Municipal Bond Index Acquiring Fund1,5

	Dollar Change	Basis Points
Investment advisory fees	$(19,745)	(0.004)%
Administration fees	$0	0.00%
Other operating expenses	$(519,793)	(0.10)%
Waivers and reimbursements	$0	0.00%

[1]	On a pro forma basis for the twelve months ended December 31, 2017.
[2]	The CoreAlpha Bond Acquiring Fund had not commenced operations as of December 31, 2017. As a result, the amounts shown are based on the CoreAlpha Bond Predecessor Fund.
[3]	On a pro forma basis for the twelve months ended March 31, 2018.
[4]	On a pro forma basis for the twelve months ended May 31, 2018.
[5]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

The following tables represents the total net annual portfolio operating expenses for each Target Fund and the corresponding Acquiring Fund, including, if applicable, such Acquiring Fund’s share of the corresponding Acquiring Master Portfolio’s allocated expenses, as of the dates listed below, and each Combined Fund, as if each Reorganization was consummated on the dates listed below. Upon the closing of the Reorganizations, the total net annual operating expenses for each Combined Fund will be lower than that of the corresponding Target Fund.

		Total Net Annual Portfolio Operating Expenses
S&P 500 Index Target Fund Shares	S&P 500 Index Acquiring Fund Shares Received	S&P 500 Index Target Fund[1]	S&P 500 Index Acquiring Fund[1]	S&P 500 Index Combined Fund Pro Forma[2]
Class A Shares	Investor A or Investor P Shares	0.64%	0.36%	0.36%
Class B Shares	Investor A or Investor P Shares	1.34%	0.36%	0.36%
Legacy Class B Shares	Investor A or Investor P Shares	1.04%	0.36%	0.36%
Premier Shares	Investor A or Investor P Shares	0.54%	0.36%	0.36%
Class R-1 Shares	Investor P Shares	0.96%	0.36%	0.36%
Class R-2 Shares	Investor P Shares	0.76%	0.36%	0.36%
Class R-3 Shares	Institutional Shares	0.46%	0.11%	0.11%
Institutional Shares	Institutional Shares	0.39%	0.11%	0.11%

		Total Net Annual Portfolio Operating Expenses
Bond Target Fund Shares	CoreAlpha Bond Acquiring Fund Shares Received[3]	Bond Target Fund[1]	CoreAlpha Bond Acquiring Fund[1,3]	CoreAlpha Bond Combined Fund Pro Forma[2]
Class A Shares	Investor A Shares	0.65%	0.71%	0.55%
Class B Shares	Investor A Shares	1.05%	0.71%	0.55%
Legacy Class B Shares	Investor A Shares	1.05%	0.71%	0.55%
Premier Shares	Investor A Shares	0.55%	0.71%	0.55%
Class R-1 Shares	Investor A Shares	0.97%	0.71%	0.55%
Class R-2 Shares	Investor A Shares	0.77%	0.71%	0.55%
Class R-3 Shares	Institutional Shares	0.47%	0.36%	0.30%
Institutional Shares	Institutional Shares	0.40%	0.36%	0.30%

		Total Net Annual Portfolio Operating Expenses
Small Cap Index Target Fund Shares	Russell 2000 Small-Cap Index Acquiring Fund Shares Received	Small Cap Index Target Fund[1]	Russell 2000 Small-Cap Index Acquiring Fund[1]	Russell 2000 Small-Cap Index Combined Fund Pro Forma[2]
Class A Shares	Investor A or Investor P Shares	0.72%	0.37%	0.37%
Class B Shares	Investor A or Investor P Shares	1.27%	0.37%	0.37%
Legacy Class B Shares	Investor A or Investor P Shares	1.12%	0.37%	0.37%
Premier Shares	Investor A or Investor P Shares	0.62%	0.37%	0.37%
Class R-1 Shares	Investor P Shares	1.04%	0.37%	0.37%
Class R-2 Shares	Investor P Shares	0.84%	0.37%	0.37%
Class R-3 Shares	Institutional Shares	0.54%	0.12%	0.12%
Institutional Shares	Institutional Shares	0.47%	0.12%	0.12%

		Total Net Annual Portfolio Operating Expenses
International Index Target Fund Shares	MSCI EAFE International Index Acquiring Fund Shares Received	International Index Target Fund[1]	MSCI EAFE International Index Acquiring Fund[1]	MSCI EAFE International Index Combined Fund Pro Forma[2]
Class A Shares	Investor A or Investor P Shares	0.84%	0.36%	0.35%
Class B Shares	Investor A or Investor P Shares	1.54%	0.36%	0.35%
Legacy Class B Shares	Investor A or Investor P Shares	1.24%	0.36%	0.35%
Premier Shares	Investor A or Investor P Shares	0.74%	0.36%	0.35%
Class R-1 Shares	Investor P Shares	1.16%	0.36%	0.35%
Class R-2 Shares	Investor P Shares	0.96%	0.36%	0.35%
Class R-3 Shares	Institutional Shares	0.66%	0.09%	0.09%
Institutional Shares	Institutional Shares	0.59%	0.09%	0.09%

		Total Net Annual Portfolio Operating Expenses
Equity Target Fund Shares	Advantage Large Cap Core Acquiring Fund Shares Received	Equity Target Fund[4]	Advantage Large Cap Core Acquiring Fund[4]	Advantage Large Cap Core Combined Fund Pro Forma[5]
Class A Shares	Investor A Shares	1.15%	0.73%	0.73%
Class B Shares	Investor A Shares	1.85%	0.73%	0.73%
Legacy Class B Shares	Investor A Shares	1.55%	0.73%	0.73%
Premier Shares	Investor A Shares	1.05%	0.73%	0.73%
Class R-1 Shares	Investor A Shares	1.47%	0.73%	0.73%
Class R-2 Shares	Investor A Shares	1.27%	0.73%	0.73%
Class R-3 Shares	Institutional Shares	0.97%	0.48%	0.48%
Institutional Shares	Institutional Shares	0.90%	0.48%	0.48%

		Total Net Annual Portfolio Operating Expenses
Small/Mid Cap Equity Target Fund Shares	Advantage Small Cap Core Acquiring Fund Shares Received	Small/Mid Cap Equity Target Fund[6]	Advantage Small Cap Core Acquiring Fund[6]	Advantage Small Cap Core Combined Fund Pro Forma[7]
Class A Shares	Investor A Shares	1.14%	0.75%	0.75%
Class B Shares	Investor A Shares	1.84%	0.75%	0.75%
Legacy Class B Shares	Investor A Shares	1.54%	0.75%	0.75%
Premier Shares	Investor A Shares	1.04%	0.75%	0.75%
Class R-1 Shares	Investor A Shares	1.46%	0.75%	0.75%
Class R-2 Shares	Investor A Shares	1.26%	0.75%	0.75%
Class R-3 Shares	Institutional Shares	0.96%	0.50%	0.50%
Institutional Shares	Institutional Shares	0.89%	0.50%	0.50%

		Total Net Annual Portfolio Operating Expenses
International Equity Target Fund Shares	Advantage International Acquiring Fund Shares Received	International Equity Target Fund[4]	Advantage International Acquiring Fund[4]	Advantage International Combined Fund Pro Forma[5]
Class A Shares	Investor A Shares	1.49%	0.89%	0.89%
Class B Shares	Investor A Shares	2.19%	0.89%	0.89%
Legacy Class B Shares	Investor A Shares	1.89%	0.89%	0.89%
Premier Shares	Investor A Shares	1.39%	0.89%	0.89%
Class R-1 Shares	Investor A Shares	1.81%	0.89%	0.89%
Class R-2 Shares	Investor A Shares	1.61%	0.89%	0.89%
Class R-3 Shares	Institutional Shares	1.31%	0.64%	0.64%
Institutional Shares	Institutional Shares	1.24%	0.64%	0.64%

		Total Net Annual Portfolio Operating Expenses
Tax Advantaged Bond Target Fund Shares	Municipal Bond Index Acquiring Fund Shares Received[8]	Tax Advantaged Bond Target Fund[1]	Municipal Bond Index Acquiring Fund[1,8]	Municipal Bond Index Combined Fund Pro Forma[2]
Class A Shares	Investor A or Investor P Shares	0.66%	0.50%	0.50%
Class B Shares	Investor A or Investor P Shares	1.06%	0.50%	0.50%
Legacy Class B Shares	Investor A or Investor P Shares	1.06%	0.50%	0.50%
Premier Shares	Investor A or Investor P Shares	0.56%	0.50%	0.50%

[1]	As of December 31, 2017.
[2]	Calculated as if the Reorganization was consummated on January 1, 2017.
[3]	The CoreAlpha Bond Acquiring Fund had not commenced operations as of December 31, 2017. As a result, the amounts shown are based on the CoreAlpha Bond Predecessor Fund.
[4]	As of March 31, 2018.

[5]	Calculated as if the Reorganization was consummated on April 1, 2017.
[6]	As of May 31, 2018.
[7]	Calculated as if the Reorganization was consummated on June 1, 2017.
[8]	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

No significant accounting policies will change as a result of the proposed Reorganizations, specifically, policies regarding valuation and Subchapter M compliance.

S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund

The portfolio managers of each of the corresponding Acquiring Funds do not anticipate disposing, or requesting the disposition, of more than 5% of the holdings of S&P 500 Index Target Fund, Small Cap Index Target Fund and International Index Target Fund, respectively, in preparation for, or as a result of, the Reorganizations, other than in connection with the ordinary course of business. Consequently, minimal transaction costs are anticipated to be incurred in restructuring the portfolio holdings of these Target Funds in connection with their Reorganizations.

Bond Target Fund

The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate disposing of a significant portion (approximately 67%) of the Bond Target Fund acquired in the Reorganization in connection with realigning the CoreAlpha Bond Combined Fund’s portfolio in a manner consistent with its investment process. The portfolio managers of the CoreAlpha Bond Acquiring Fund anticipate that the portfolio securities of the Bond Target Fund to be sold following the Reorganization will consist mainly of treasury, corporate bonds and commercial mortgage backed securities, which are not aligned with the investment process and strategies of the CoreAlpha Bond Acquiring Fund.

As of December 31, 2017, treasury securities account for approximately 13% of the Bond Target Fund. Portfolio management intends to dispose of substantially all of the treasury securities acquired from the Bond Target Fund to better align with the underlying investments of the CoreAlpha Bond Acquiring Fund; the CoreAlpha Bond Acquiring Fund invests minimally in treasury securities.

As of December 31, 2017, corporate bonds account for approximately 71% of the Bond Target Fund and commercial mortgage backed securities (“CMBS”) account for approximately 14% of the Bond Target Fund. Portfolio management intends to dispose of approximately 62% of the corporate bonds and 80% of the CMBS acquired from the Target Fund and will seek to use the proceeds to better align with the investment process, strategies and profile of the Acquiring Fund. Such proceeds will be used to invest more significantly in below investment grade securities, agency-backed mortgages, residential mortgage-backed securities and asset-backed securities to bring the Combined Fund more in line with its asset allocation targets relative to its benchmark index, the Bloomberg Barclays Aggregate Bond Index.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Bond Target Fund in connection with the Combined Fund investing in corporate bonds and agency mortgages that align with the investment objective to provide a combination of income and capital growth are estimated to be approximately 0.06% of the Combined Fund’s net assets following the Reorganization.

Equity Target Fund

The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that a significant portion (approximately 72%) of the Equity Target Fund will be disposed of prior to the Reorganization in connection with realigning the Equity Target Fund’s portfolio in a manner more consistent with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. The Advantage Large Cap Core

Acquiring Fund uses a quantitative investment management process while the Equity Target Fund utilizes a fundamental approach in its investment process. The Advantage Large Cap Core Acquiring Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Advantage Large Cap Core Acquiring Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. Portfolio management then constructs and rebalances the Advantage Large Cap Core Acquiring Fund by integrating its investment insights with the model-based optimization process. The portfolio managers of the Advantage Large Cap Core Acquiring Fund anticipate that the portfolio securities of the Equity Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities that are not aligned with the investment process and strategies of the Advantage Large Cap Core Acquiring Fund. It is currently estimated that the majority of the equities to be sold are in the Health Care, Industrial, and Telecom sectors. The portfolio management team expects that the proceeds from such disposition will be used to invest in large cap equity securities in the Consumer Discretionary, Energy, Financials, and Real Estate sectors that better align with the Advantage Large Cap Core Acquiring Fund’s model-based investment approach.

The portfolio transaction costs relating to the sale of portfolio securities acquired from the Equity Target Fund in connection with the Equity Target Fund investing in equity securities that better align the portfolio holdings of the Equity Target Fund with that of the Advantage Large Cap Core Acquiring Fund are estimated to be approximately 0.03% of the Equity Target Fund’s net assets prior to the Reorganization.

Small/Mid Cap Equity Target Fund

While the portfolio managers of Advantage Small Cap Core Acquiring Fund do not anticipate disposing of more than 5% of Small/Mid Cap Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process and principal investment strategies of the Acquiring Fund prior to the closing of the Reorganization.

International Equity Target Fund

While the portfolio managers of Advantage International Acquiring Fund do not anticipate disposing of more than 5% of International Equity Target Fund’s holdings following the closing of the Reorganization other than in connection with the ordinary course of business, they do anticipate requesting the disposition of substantially all of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is to align the Target Fund portfolio with the investment process of the Acquiring Fund prior to the closing of the Reorganization.

Tax Advantaged Bond Target Fund

Although the portfolio managers of the Municipal Bond Index Acquiring Fund do not anticipate requesting the disposition of the holdings of the Tax Advantaged Bond Target Fund in preparation for the Reorganization, they do anticipate disposing of substantially all of the Tax Advantaged Bond Target Fund’s holdings following the closing of the Reorganization, which may result in taxable income being recognized. The extent of these sales is to align the Combined Fund’s portfolio with the investment objective, process and strategies of the Acquiring Fund. Transaction costs anticipated to be incurred by the Combined Fund in connection with the Reorganization are not expected to be material.

The Municipal Bond Index Acquiring Fund will not be in compliance with its investment policies immediately following the Reorganization while the portfolio management team transitions the holdings of the Combined Fund to align with the investment objective and strategies of the Combined Fund. It is expected that

Municipal Bond Index Acquiring Fund’s portfolio assets will be sold and it will be in compliance with its investment policies within approximately 60 to 75 days of the closing of the Reorganization.

***

The Reorganizations are expected to be tax-free for U.S. federal income tax purposes. This means that no gain or loss will be recognized by a Target Fund or its shareholders for U.S. federal income tax purposes as a result of a Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganizations or as a result of the transfer of certain assets). The aggregate tax basis of the applicable Acquiring Fund Shares received by the shareholders of each Target Fund will be the same as the aggregate tax basis the shareholders of the corresponding Target Fund held in its shares of such Target Fund immediately before the Reorganization.

Accounting Survivor: Each Acquiring Fund, other than the Municipal Bond Index Acquiring Fund, is deemed to be the “accounting survivor” in connection with the applicable Reorganization. The Tax Advantaged Bond Target Fund is deemed to be the “accounting survivor” in connection with its Reorganization.

Cost of Reorganization: The Acquiring Fund Managers or their affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Acquiring Fund and the costs of preparing and filing the Combined Prospectus/Proxy Statement), other than legal fees associated with counsel to the trustees or directors who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The portion of each Acquiring Fund’s expenses incurred in connection with its respective Reorganization paid by the Acquiring Fund Managers or their affiliates are estimated to be $108,776 for Proposal 1a, $108,776 for Proposal 1b, $108,776 for Proposal 1c, $108,776 for Proposal 1d, $108,776 for Proposal 1e, $108,776 for Proposal 1f, $108,776 for Proposal 1g and $108,776 for Proposal 1h. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $39,360 for Proposal 1a, $2,110 for Proposal 1b, $3,030 for Proposal 1c, $28,160 for Proposal 1d, $7,020 for Proposal 1e, $1,120 for Proposal 1f, $1,820 for Proposal 1g and $0 for Proposal 1h for the applicable Acquiring Fund and, with respect to each Acquiring Fund other than the MSCI EAFE International Index Acquiring Fund, will be borne indirectly by the Acquiring Fund Managers or their affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, the Acquiring Fund Managers or their affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $309,000 for Proposal 1a, $290,000 for Proposal 1b, $118,000 for Proposal 1c, $92,000 for Proposal 1d, $234,000 for Proposal 1e, $102,000 for Proposal 1f, $51,000 for Proposal 1g and $161,000 for Proposal 1h, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganization of each of Equity Target Fund, Small/Mid Cap Equity Target Fund and International Equity Target Fund is approved, each such Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of the corresponding Acquiring Fund in connection with its Reorganization. Prior to the closing of its respective Reorganization, Advantage Large Cap Core Acquiring Fund will request the disposition of approximately 72% of the corresponding Target Fund’s holdings and each of Advantage Small Cap Core Acquiring Fund and Advantage International Acquiring Fund will request the disposition of substantially all of the corresponding Target Fund’s holdings.

SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $150,244, or, based on shares outstanding as of March 31, 2018, $0.003 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Small/Mid Cap Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $190,795, or, based on shares outstanding as of May 31, 2018, $0.008 per share. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the International Equity Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to its respective Reorganization will be approximately $52,773, or, based on shares outstanding as of March 31, 2018, $0.004 per share. The estimated costs described in this paragraph do not include the impact of any realized gains.

Undistributed Net Investment Income, Undistributed Realized Gain and Capital Loss Carryforwards: If the Reorganizations are approved by shareholders, then substantially all of the undistributed net investment income and undistributed realized gain, if any, of each Fund except Tax Advantaged Bond Target Fund is expected to be distributed to such Fund’s shareholders prior to the Closing Date (as defined in Appendix II). As of (i) December 31, 2017 with respect to S&P 500 Index Target Fund, S&P 500 Index Acquiring Fund, Bond Target Fund, CoreAlpha Bond Acquiring Fund, Small Cap Index Target Fund, Russell 2000 Small-Cap Index Acquiring Fund, International Index Target Fund, MSCI EAFE International Index Acquiring Fund, Tax Advantaged Bond Target Fund and Municipal Bond Index Acquiring Fund, (ii) March 31, 2018 with respect to Equity Target Fund, Advantage Large Cap Core Acquiring Fund, International Equity Target Fund and Advantage International Acquiring Fund, and (iii) May 31, 2018 with respect to Small/Mid Cap Equity Target Fund and Advantage Small Cap Core Acquiring Fund, the amount of undistributed net investment income, undistributed realized gains and capital loss carryforwards for each Fund was as follows:

Undistributed Net Income
S&P 500 Index Target Fund	S&P 500 Index Acquiring Fund
$861,221	$742,981

Bond Target Fund	CoreAlpha Bond Acquiring Fund†
$—	$—

Small Cap Index Target Fund	Russell 2000 Small-Cap Index Acquiring Fund
$752,713	$402,544

International Index Target Fund	MSCI EAFE International Index Acquiring Fund
$151,200	$5,734,307

Equity Target Fund	Advantage Large Cap Core Acquiring Fund
$5,591,475	$8,396,270

Small/Mid Cap Equity Target Fund	Advantage Small Cap Core Acquiring Fund
$1,957,447	$1,210,913

International Equity Target Fund	Advantage International Acquiring Fund
$116,266	$4,342,076

Tax Advantaged Bond Target Fund	Municipal Bond Index Acquiring Fund
$—	††

Undistributed Realized Gains
S&P 500 Index Target Fund	S&P 500 Index Acquiring Fund
$4,901,345	$13,720,787

Bond Target Fund	CoreAlpha Bond Acquiring Fund†
$4,099,819	$—

Small Cap Index Target Fund	Russell 2000 Small-Cap Index Acquiring Fund
$3,146,392	$611,552

International Index Target Fund	MSCI EAFE International Index Acquiring Fund
$—	$—

Equity Target Fund	Advantage Large Cap Core Acquiring Fund
$191,030,253	$107,274,209

Small/Mid Cap Equity Target Fund	Advantage Small Cap Core Acquiring Fund
$19,468,600	$6,860,255

International Equity Target Fund	Advantage International Acquiring Fund
$10,983,446	$—

Tax Advantaged Bond Target Fund	Municipal Bond Index Acquiring Fund
$363,580	††

Capital Loss Carryforwards
S&P 500 Index Target Fund	S&P 500 Index Acquiring Fund
$—	$29,366,509

Bond Target Fund	CoreAlpha Bond Acquiring Fund†
$—	$598,577

Small Cap Index Target Fund	Russell 2000 Small-Cap Index Acquiring Fund
$—	$—

International Index Target Fund	MSCI EAFE International Index Acquiring Fund
$13,148,713	$150,288,997

Equity Target Fund	Advantage Large Cap Core Acquiring Fund
$—	$—

Small/Mid Cap Equity Target Fund	Advantage Small Cap Core Acquiring Fund
$—	$—

International Equity Target Fund	Advantage International Acquiring Fund
$—	$5,066,576

Tax Advantaged Bond Target Fund	Municipal Bond Index Acquiring Fund
$—	††

†	The CoreAlpha Bond Acquiring Fund had not commenced operations as of December 31, 2017. As a result, the amounts shown are based on the CoreAlpha Bond Predecessor Fund.
††	The Municipal Bond Index Acquiring Fund had not commenced operations as of December 31, 2017.

Appendix I

STATEMENT OF ADDITIONAL INFORMATION FOR BLACKROCK COREALPHA BOND FUND

BLACKROCK FUNDS VI

BLACKROCK COREALPHA BOND FUND

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7762

BlackRock Funds VI (the “Trust”) is an open-end, series management investment company. This Statement of Additional Information contains additional information about BlackRock CoreAlpha Bond Fund (the “Fund”), a series of the Trust.

The Fund invests substantially all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), which has an investment objective substantially similar to that of the Fund. MIP II is an open-end, series management investment company. BlackRock Advisors, LLC (“BlackRock” or the “Manager”) serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of the Master Portfolio.

This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectuses of the Fund, dated July 17, 2018, as they may be amended or supplemented from time to time (the “Prospectus”), which have been filed with the Securities and Exchange Commission (the “Commission” or the “SEC”) and can be obtained, without charge, by calling (800) 441-7762 or by writing to the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and Part I of this Statement of Additional Information and the portions of Part II of this Statement of Additional Information that relate to the Fund have been incorporated by reference into the Fund’s Prospectus. The portions of Part II of this Statement of Additional Information that do not relate to the Fund do not form a part of the Fund’s Statement of Additional Information, have not been incorporated by reference into the Fund’s Prospectus and should not be relied upon by investors in the Fund. The audited financial statements of the predecessor of the Fund, BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), and CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio and in which the Predecessor Fund invests all of its assets, are incorporated into this Statement of Additional Information by reference to the Predecessor Fund’s 2017 Annual Report to Shareholders for the fiscal year ended December 31, 2017 (the “Annual Report”). You may request a copy of the Annual Report at no charge by calling (800) 441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time on any business day.

References to the Investment Company Act of 1940, as amended (the “Investment Company Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the Commission, Commission staff or other authority.

Class	Ticker Symbol

Investor A Shares	BCRAX

Investor C Shares	BCRCX

Institutional Shares	BCRIX

Class K Shares	BCRKX

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is July 17, 2018.

PART I: INFORMATION ABOUT THE FUND

Part I of this Statement of Additional Information (“SAI”) sets forth information about BlackRock CoreAlpha Bond Fund (“CoreAlpha Bond Fund” or the “Fund”), a series of BlackRock Funds VI (the “Trust”). It includes information about the Trust’s Board of Trustees (the “Board”), the advisory and management services provided to and the management fees applicable to the Fund and information about other fees applicable to and services provided to the Fund. This Part I of this SAI should be read in conjunction with the Fund’s Prospectus and those portions of Part II of this SAI that pertain to the Fund.

The Fund has not commenced operations as of the date of this SAI. It is anticipated that on or about September 17, 2018, the Fund will acquire all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Trust” and its series, the “Predecessor Fund”), and CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), will acquire all of the assets, subject to the liabilities, of CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio and in which the Predecessor Fund invests all of its assets through a tax-free reorganization (the “Predecessor MIP,” such series, the “Predecessor Master Portfolio” and such transaction, the “Reorganization”). As a result of the Reorganization, the Fund and Master Portfolio will adopt the performance and financial history of the Predecessor Fund and Predecessor Master Portfolio. The Reorganization will result in the Predecessor Fund effectively becoming a series of the Trust and the Predecessor Master Portfolio effectively becoming a series of MIP II. The Reorganization is being consummated in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds. The Fund and Master Portfolio have the same investment objectives, strategies and policies, portfolio management team, service providers and contractual arrangements, including the same contractual fees and expenses, as those of the Predecessor Fund and Predecessor Master Portfolio. As a result, certain financial history of the Predecessor Fund and Predecessor Master Portfolio is included in this SAI.

I.	Investment Objective and Policies

Please see the section “Details About the Fund — How the Fund Invests” in the Fund’s Prospectus for information about the Fund’s investment objective and policies. The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments for the Fund will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this SAI uses the term “Fund” to include the Master Portfolio.

In implementing the Fund’s investment strategy, from time to time, BlackRock Advisors, LLC (“BlackRock” or the “Manager”), the Master Portfolio’s investment manager, may consider and employ techniques and strategies designed to minimize and defer the U.S. federal income taxes which may be incurred by shareholders in connection with their investment in the Fund.

Set forth below is a listing of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and investment strategies. Please see Part II of this SAI for further information on these investments and investment strategies.

Only information that is clearly identified as applicable to the Fund is considered to form a part of the Fund’s SAI.

CoreAlpha Bond Fund
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities

CoreAlpha Bond Fund
Bank Loans	X
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference
Credit Linked Securities	X
Interest Rate Transactions and Swaptions	X
Total Return Swap Agreements	X
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Limitations on Currency Transactions	X
Risk Factors in Hedging Foreign Currency	X

CoreAlpha Bond Fund
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities	X
Dollar Rolls	X
Equity Securities	X
Exchange Traded Notes (“ETNs”)	X
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Funding Agreements
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indexes
Bloomberg Barclays Indices
ICE BofAML Indices
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds	X
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations	X
Liquidity Management	X
Master Limited Partnerships	X
Mezzanine Investments	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X

CoreAlpha Bond Fund
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds	X
Recent Developments in the TOB Trust Market	X
Yields	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X
Transactions in Financial Futures Contracts	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X
Build America Bonds	X
Participation Notes	X
Pay-in-kind Bonds	X
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities	X
Real Estate Investment Trusts (“REITs”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Short Sales	X
Sovereign Debt	X
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes
Supranational Entities	X

CoreAlpha Bond Fund
Tax-Exempt Derivatives	X
Tax-Exempt Preferred Shares	X
Taxability Risk	X
Trust Preferred Securities	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments.

The Fund may have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BlackRock (which for purposes of the no-action letter referenced below may include certain securitized vehicles, mortgage real estate investment trusts and/or investment companies that may invest in CFTC Derivatives), and therefore may be viewed by the CFTC as a commodity pool. BlackRock has no transparency into the holdings of these underlying funds because they are not advised by BlackRock. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BlackRock, the adviser of the Fund, has filed a claim with the CFTC for the Fund to rely on this no-action relief. Accordingly, BlackRock is not subject to registration or regulation as a “commodity pool operator” under the Commodity Exchange Act in respect of the Fund.

II.	Investment Restrictions

Fundamental Investment Restrictions of the Fund

The Trust, on behalf of the Fund, has adopted restrictions and policies relating to investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

Set forth below are the Fund’s fundamental and non-fundamental investment restrictions. The Master Portfolio has adopted investment restrictions substantially identical to those set forth below for the Fund, which are fundamental and non-fundamental, as applicable, policies of the Master Portfolio. Unless otherwise provided, all references below to the assets of the Fund are in terms of current market value.

The Fund is subject to the following investment restrictions, all of which are fundamental policies. The Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, provided further that the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Commission or its staff).

(2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

(3) Borrow money, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.

(4) Issue senior securities, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.

(5) Make loans to other parties, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Notations Regarding the Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to paragraph (3) above, the Investment Company Act currently allows the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Fund has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. With respect to paragraph (5) above, the Investment Company Act and regulatory interpretations currently limit the percentage of the Fund’s securities that may be loaned to one-third of the value of its total assets.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the Fund’s adoption of fundamental investment restriction no. 8 above, many swaps were treated as securities for purposes of the Fund’s compliance with applicable law. Accordingly, fundamental investment restriction no. 8 above is being interpreted to permit the Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

Non-Fundamental Investment Restrictions of the Fund

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:

(1) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund. See “Account Information — Master/Feeder Mutual Fund Structure” in the Prospectus.

Fundamental Investment Restrictions of the Master Portfolio

The Master Portfolio is subject to the following investment restrictions, all of which are fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the Investment Company Act) of the Master Portfolio’s outstanding voting interest. The Master Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio’s investments in that industry would exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit the Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Commission or its staff).

(2) Purchase securities of any issuer if, as a result, with respect to 75% of the Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

(3) Borrow money, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.

(4) Issue senior securities, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.

(5) Make loans to other parties, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Notations Regarding the Master Portfolio’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Master Portfolio’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to paragraph (3) above, the Investment Company Act currently allows the Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Master Portfolio has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. With respect to paragraph (5) above, the Investment Company Act and regulatory interpretations currently limit the percentage of the Master Portfolio’s securities that may be loaned to one-third of the value of its total assets.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the Master Portfolio’s adoption of fundamental investment restriction no. 8 above, many swaps were treated as securities for purposes of the Master Portfolio’s compliance with applicable law. Accordingly, fundamental investment restriction no. 8 above is being interpreted to permit the Master Portfolio to engage in transactions in swaps and options on swaps related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

Non-Fundamental Investment Restrictions of the Master Portfolio

Under its non-fundamental investment restrictions, which may be changed by the Board of Trustees of MIP II without shareholder approval, the Master Portfolio may not:

(1) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Master Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Master Portfolio has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) Make short sales of securities or maintain a short position, except to the extent permitted by the Master Portfolio’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

III.	Information on Trustees and Officers

The Board consists of thirteen individuals (each a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”). The same thirteen individuals serve on the Board of Trustees of MIP II. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the “Equity-Liquidity Complex” and the “Equity-Bond Complex”) and one complex of exchange-traded funds (each a “BlackRock Fund Complex”). The Trust and MIP II are included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board has overall responsibility for the oversight of the Trust and the Fund. Each of the Chair and the Chair Elect of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The role of the Chair of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Fund and associated risks in accordance with the provisions of the Investment Company Act, state law, other applicable laws, the Trust’s charter, and the Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, the Fund’s performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Fund.

Day-to-day risk management with respect to the Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Fund, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Neil A. Cotty, Claire A. Walton and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of the Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of the Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and the Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2017, the Audit Committee of the Predecessor Trust met four times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Susan J. Carter, Collette Chilton and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2017, the Governance Committee of the Predecessor Trust met five times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Neil A. Cotty, Robert C. Robb, Jr. and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification;

and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2017, the Compliance Committee of the Predecessor Trust met four times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are Mark Stalnecker (Chair), Susan J. Carter, Collette Chilton and Frederick W. Winter, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, the Fund’s investment objective, policies and practices; (2) review information on the Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of the Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2017, the Performance Oversight Committee of the Predecessor Trust met four times.

The members of the Executive Committee (the “Executive Committee”) are Rodney D. Johnson (Chair) and Collette Chilton, both of whom are Independent Trustees, and Robert Fairbairn, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2017, the Executive Committee of the Predecessor Trust held no formal meetings. The Executive Committee of the Predecessor Trust met informally numerous times throughout the fiscal year.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter currently serves as director to Pacific Pension Institute, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business, Advisory Board Member for Girls Who Invest, Advisory Board Member for Bridges Fund Management and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”). These positions have provided her with insight and perspective on the markets and the economy.

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Financial Officer of Temple University for four years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States, including being a former director of PNC Bank Board and a former director of Brinks, Inc. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and has been an owner and General Partner of Neon Liberty Capital Management, LLC since 2003, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy.

Trustees	Experience, Qualifications and Skills

Frederick W. Winter	Frederick W. Winter has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof from 1997 to 2005. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 20 years of experience with BlackRock, Inc. and over 28 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Senior Managing Director of BlackRock, Inc. with oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group, Member of BlackRock’s Global Executive and Global Operating Committees and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group and Chairman of BlackRock’s international businesses. Prior to joining BlackRock, Mr. Fairbairn was Senior Vice President and Head of the EMEA Pacific region at MLIM, a member of the MLIM Executive Committee, head of the EMEA Sales Division and Chief Operating Officer of the EMEA Pacific region.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Rodney D. Johnson 1941	Chair of the Board[4] and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	27 RICs consisting of 142 Portfolios	None

Mark Stalnecker 1951	Chair Elect of the Board (Since 2018)[4] and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	27 RICs consisting of 142 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, PCRI since 2017.	27 RICs consisting of 142 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	27 RICs consisting of 142 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	27 RICs consisting of 142 Portfolios	None

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	27 RICs consisting of 142 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	27 RICs consisting of 142 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	27 RICs consisting of 142 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	27 RICs consisting of 142 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	27 RICs consisting of 142 Portfolios	None

Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	27 RICs consisting of 142 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[5]

Robert Fairbairn 1965	Trustee (Since 2018)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	128 RICs consisting of 314 Portfolios	None

John M. Perlowski 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 314 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has approved extending the mandatory retirement age for Rodney D. Johnson until December 31, 2018.
[3]	Length of Service includes service as trustee of the Predecessor Trust. In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
[4]	Mr. Stalnecker was approved as Chair Elect of the Board of the Predecessor Trust effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.
[5]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the Investment Company Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.

Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years

John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.

Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.
[3]	Length of service includes service in such capacity for the Predecessor Trust.

Share Ownership

As of the date of this SAI, the Fund did not have any shares outstanding.

Information relating to each Trustee’s share ownership in the Predecessor Fund and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2017 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity Securities in the Predecessor Fund	Aggregate Dollar Range of Equity Securities in All Supervised Funds

Interested Trustees:

Robert Fairbairn[1]	None	Over $100,000

John M. Perlowski	None	Over $100,000

Independent Trustees:

Susan J. Carter	None	Over $100,000

Collette Chilton	None	Over $100,000

Neil A. Cotty	None	Over $100,000

Rodney D. Johnson	None	Over $100,000

Cynthia A. Montgomery	None	Over $100,000

Joseph P. Platt	None	Over $100,000

Robert C. Robb, Jr.	None	Over $100,000

Mark Stalnecker	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Claire A. Walton	None	Over $100,000

Frederick W. Winter	None	Over $100,000

[1]	Mr. Fairbairn was appointed to serve as a Trustee of the Predecessor Trust effective February 22, 2018.

As of the date of this SAI, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of the Predecessor Fund. As of December 31, 2017, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Fund’s investment adviser, sub-advisers, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $275,000 per year for his or her services as a board member of the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $15,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a $5,000 board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Each Independent Trustee receives $10,000 per year for each standing Committee on which he or she serves for up to two standing Committee assignments but is not paid this amount for serving on a Committee which he or she chairs. The Chair of the Boards is paid an additional annual retainer of $120,000 and the Chair Elect of the Boards is paid an additional annual retainer of $30,000. The Chair of the Audit Committees is paid an additional annual retainer of $40,000 and the Chairs of the Compliance Committees, Governance Committees and Performance Oversight Committees are each paid an additional annual retainer of $30,000.

The following table sets forth the compensation paid by the Predecessor Master Portfolio to the Trustees for the fiscal year ended December 31, 2017, and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2017. The Trustees received no additional compensation from the Predecessor Trust on behalf of the Predecessor Fund.

Name	Compensation from Predecessor Master Portfolio	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from Predecessor Master Portfolio and Other BlackRock- Advised Funds[1]

Independent Trustees

Susan J. Carter	$1,789	None	$370,000

Collette Chilton[3]	$1,864	None	$390,000

Neil A. Cotty	$1,789	None	$370,000

Dr. Matina S. Horner[2,3]	$75	None	$20,000

Rodney D. Johnson[4]	$2,153	None	$470,000

Cynthia A. Montgomery[3,5]	$1,901	None	$400,000

Joseph P. Platt[6]	$1,683	None	$365,000

Robert C. Robb, Jr.[3]	$1,864	None	$390,000

Mark Stalnecker[7]	$1,826	None	$380,000

Kenneth L. Urish[8]	$1,862	None	$390,000

Claire A. Walton	$1,789	None	$370,000

Frederick W. Winter	$1,789	None	$370,000

Interested Trustees

Robert Fairbairn[9]	None	None	None

Barbara G. Novick[10]	None	None	None

John M. Perlowski	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page I-14.
[2]	Dr. Horner retired as a Trustee of the Predecessor Trust and the Predecessor MIP effective December 31, 2016. Dr. Horner also retired as a director or trustee of all other BlackRock-advised Funds effective December 31, 2016.
[3]	Dr. Horner, Mses. Chilton and Montgomery and Mr. Robb each received an additional special payment of $20,000 in April 2017 for additional services provided to the BlackRock-advised Funds in 2016.
[4]	Chair of the Board of the Predecessor Trust.
[5]	Chair of the Governance Committee of the Predecessor Trust.
[6]	Chair of the Compliance Committee of the Predecessor Trust.
[7]	Chair Elect of the Board of the Predecessor Trust and Chair of the Performance Oversight Committee of the Predecessor Trust.
[8]	Chair of the Audit Committee of the Predecessor Trust.
[9]	Mr. Fairbairn was appointed to serve as a Trustee of the Predecessor Trust effective February 22, 2018.
[10]	Ms. Novick resigned as a Trustee of the Predecessor Trust effective February 22, 2018. Ms. Novick also resigned as a director or trustee of all other BlackRock-advised Funds effective February 22, 2018.

IV.	Management, Advisory and Other Service Arrangements

Investment Adviser

The Fund invests all of its assets in shares of the Master Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Master Portfolio.

BlackRock provides investment advisory services to the Master Portfolio pursuant to an investment advisory contract (the “Advisory Contract”) with MIP II. Pursuant to the Advisory Contract, BlackRock furnishes to MIP II’s Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.

BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

The Advisory Contract is subject to annual approval by (i) MIP II’s Board of Trustees or (ii) vote of a majority (as defined in the Investment Company Act) of the outstanding voting interests of the Master Portfolio, provided that in either event the continuance also is approved by a majority of the Independent Trustees of MIP II, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty on 60 days’ written notice by either party. The Advisory Contract will terminate automatically, as to the Master Portfolio, in the event of its assignment (as defined in the Investment Company Act).

For its services to the Master Portfolio, BlackRock is entitled to receive a maximum annual management fee (as a percentage of average daily net assets) calculated as follows: 0.25% per annum of the first $1.0 billion of average daily net assets, plus 0.24% per annum of the average daily net assets exceeding $1.0 billion, up to and including $3.0 billion, plus 0.23% per annum of the average daily net assets exceeding $3.0 billion, up to and including $5.0 billion, plus 0.22% per annum of the average daily net assets exceeding $5.0 billion, up to and including $10.0 billion, plus 0.21% per annum of the average daily net assets in excess of $10.0 billion. From time to time, BlackRock may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

As explained in the “Information About the Fund” section of this SAI, the Master Portfolio is expected to be the successor to the Predecessor Master Portfolio as a result of the Reorganization. The Predecessor MIP, on behalf of the Predecessor Master Portfolio, entered into an investment advisory contract with BlackRock (the “Predecessor Advisory Contract”), the terms of which are substantially identical to those of the Advisory Contract. Under the Predecessor Advisory Contract, BlackRock was entitled to an annual management fee at the same rates as set out above for the Advisory Contract. The information shown below is that of the Predecessor Master Portfolio.

Pursuant to the Advisory Contract, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Master Portfolio. In addition, BlackRock may delegate certain of its investment advisory functions under the Advisory Contract to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

BlackRock has entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and with BFA (together with BIL, the “Sub-Advisers”) (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, each Sub-Adviser manages a portion of the Master Portfolio’s portfolio and receives for services it provides for that portion of the Master Portfolio for which each Sub-Adviser acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Advisory Contract.

As explained in the “Information About the Fund” section of this SAI, the Master Portfolio is expected to be the successor to the Predecessor Master Portfolio as a result of the Reorganization. BlackRock entered into sub-advisory agreements with BIL and BFA with respect to the Predecessor Master Portfolio (the “Predecessor

Sub-Advisory Agreements”), the terms of which are substantially identical to those of the Sub-Advisory Agreements. Under the Predecessor Sub-Advisory Agreements, the Sub-Advisers were entitled to receive the same fees as they are entitled to receive under the Sub-Advisory Agreements.

For each of the fiscal years shown below, the Predecessor Master Portfolio paid to BlackRock the following management fees (which include amounts paid by the Manager to the Sub-Advisers), net of waivers and/or offsetting credits, if any:

	Fiscal Year Ended December 31,
Master Portfolio	2017	2016	2015

Predecessor Master Portfolio	$1,561,040	$1,961,879	$6,175,589

For the fiscal years shown below, BlackRock paid an offsetting credit, in the amounts shown, against management fees paid with respect to the Predecessor Master Portfolio:

	Fiscal Year Ended December 31,
Master Portfolio	2017	2016	2015

Predecessor Master Portfolio	$120,263	$66,618	$164,627

Administration Arrangements

The Trust has engaged BlackRock to provide certain administration services to the Fund pursuant to an administration agreement (the “Administration Agreement”). BlackRock and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BlackRock and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BlackRock. BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.10% with respect to Institutional Shares, 0.20% with respect to Investor A Shares and Investor C Shares and 0.05% with respect to Class K Shares.

As explained in the “Information About the Fund” section of this SAI, the Fund is expected to be the successor to the Predecessor Fund as a result of the Reorganization. The Predecessor Trust, on behalf of the Predecessor Fund, entered into an administration agreement with BlackRock (the “Predecessor Administration Agreement”), the terms of which are substantially identical to those of the Administration Agreement. Under the Predecessor Administration Agreement, BlackRock was entitled to an annual administration fee at the same rates as set out above for the Administration Agreement. The information shown below is that of the Predecessor Fund.

BlackRock also may engage and supervise Shareholder Servicing Agents, as defined in “Shareholder Servicing Agents” below, on behalf of the Fund.

BlackRock has engaged State Street Bank and Trust Company (“State Street”) to provide certain sub-administrative services to the Fund. BlackRock, not the Fund, is responsible for providing compensation to State Street for such services.

BlackRock has also agreed to bear all costs of the Fund’s operations, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s Independent Trustees and their counsel allocated to the Fund, auditing fees, litigation expenses, taxes or other extraordinary expenses.

For the last three fiscal years, the Predecessor Fund paid the following administration fees to BlackRock, net of waivers and/or offsetting credits:

Fund	Fiscal Year Ended December 31, 2017	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015

Predecessor Fund	$369,436	$312,915	$208,903

The fees and expenses of the Independent Trustees of the Trust and of MIP II and counsel to the Independent Trustees of the Trust and of MIP II allocated to the Fund or Master Portfolio, as applicable, and the Independent Registered Public Accounting Firm that provides audit services in connection with the Fund and the Master Portfolio, as applicable, (collectively referred to as the “Independent Expenses”) are paid directly by the Fund or Master Portfolio, as applicable. BlackRock has contractually undertaken to reimburse or provide an offsetting credit to the Fund and the Master Portfolio for such Independent Expenses through April 30, 2020. Such contractual arrangements may not be terminated prior to May 1, 2020 without the consents of the Boards of Trustees of the Trust and MIP II.

For the last three fiscal years, BlackRock provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Predecessor Fund:

Fund	Fiscal Year Ended December 31, 2017	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2015

Predecessor Fund	$11,009	$8,406	$19,442

Information Regarding the Portfolio Managers

Scott Radell and Karen Uyehara are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Master Portfolio’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about the funds and accounts other than the Predecessor Master Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2018.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Scott Radell	100	6	8	0	0	0
	$284.5 Billion	$2.77 Billion	$3.98 Billion	$0	$0	$0

Karen Uyehara	21	9	19	0	0	0
	$73.36 Billion	$4.26 Billion	$40.28 Billion	$0	$0	$0

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of May 31, 2018.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Fund and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to predetermined tolerance brands around a benchmark, as applicable:

Portfolio Manager	Benchmark

Scott Radell	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS 0-5 Years Index), certain customized indices and certain fund industry peer groups.

Karen Uyehara	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of the Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

As of May 31, 2018, the portfolio managers of the Master Portfolio beneficially owned shares in the Predecessor Fund in amounts reflected in the following table:

Portfolio Manager	Dollar Range of Equity Securities in the Predecessor Fund Beneficially Owned

Scott Radell	$10,001 — $50,000

Karen Uyehara	$10,001 — $50,000

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that Mr. Radell and Ms. Uyehara may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Radell and Ms. Uyehara may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Shareholder Servicing Agents

The Board has adopted a Shareholder Servicing Plan pursuant to which the Fund has entered into Shareholder Servicing Agreements with BlackRock and other entities, and BlackRock may also enter into Shareholder Servicing Agreements with such other entities (including BlackRock Investments, LLC (“BRIL”), The PNC Financial Services Group, Inc. and their affiliates) (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. The services provided by BlackRock or Shareholder

Servicing Agents may include serving as an agent of the Fund for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Fund, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Fund available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled “Administration Arrangements,” BlackRock pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Board for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BlackRock or the Fund’s other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the Financial Industry Regulatory Authority, Inc., whichever is less.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the Fund’s Prospectus and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Accounting Services

State Street serves as the accounting services provider for the Master Portfolio. State Street maintains the books of account and other financial records (other than those maintained by the Master Portfolio’s custodian); records general ledger entries; calculates daily net income; calculates and published daily net asset value; prepares account balances; and provides such other accounting services as may be required. In connection with its accounting services, State Street also provides certain administration services.

The table below shows the amounts paid by the Manager, on behalf of the Predecessor Master Portfolio, to State Street for accounting services for the periods shown below:

Fiscal Year Ended December 31,	Amount Paid to State Street

2017	$94,835

2016	$509,517

2015	$380,923

Custodian

State Street, which has its principal offices at One Lincoln Street, Boston, Massachusetts 02111, is the custodian for the Fund and Master Portfolio. The custodian, among other responsibilities, maintains a custody account or accounts in the name of the Fund and Master Portfolio, receives and delivers all assets for the Fund and Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Fund and Master Portfolio.

Transfer and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc., which has its principal offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, a subsidiary of The Bank of New York Mellon Corporation, acts as the Fund’s transfer and dividend disbursing agent.

Credit Agreement

It is expected that MIP II, on behalf of the Master Portfolio, will become a party to a 364-day, $2.25 billion credit agreement along with certain other funds managed by the Manager and its affiliates (“Participating Funds”) with a group of lenders, which facility terminates on April 18, 2019, unless otherwise extended or renewed (the “Credit Agreement”). Excluding commitments designated for certain funds, other Participating Funds, including the Master Portfolio upon becoming a Party to the Credit Agreement, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. The Master Portfolio may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful purposes. The Master Portfolio may not borrow under the Credit Agreement for leverage. The Master Portfolio may borrow up to the maximum amount allowable under its current Prospectus and SAI, subject to various other legal, regulatory or contractual limits. Borrowing results in interest expense and other fees and expenses for the Master Portfolio which may impact the Master Portfolio’s net expenses. The costs of borrowing may reduce the Master Portfolio’s return. The Master Portfolio is charged its pro rata share of upfront fees and commitment fees on the aggregate commitment amount based on its net assets. If the Master Portfolio borrows pursuant to the Credit Agreement, the Master Portfolio is charged interest at a variable rate.

V.	Information on Sales Charges and Distribution Related Expenses

Distributor

BlackRock Investments, LLC (previously defined as “BRIL”) is the distributor for the Fund’s shares. BRIL is a registered broker-dealer located at 40 East 52nd Street, New York, New York 10022.

The Fund has entered into a distribution agreement with BRIL in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”).

As explained in the “Information About the Fund” section of this SAI, the Fund is expected to be the successor to the Predecessor Fund as a result of the Reorganization. The Predecessor Trust, on behalf of the Predecessor Fund, entered into a distribution agreement with BRIL (the “Predecessor Distribution Agreement”), the terms of which are substantially identical to those of the Distribution Agreement. The information shown below is that of the Predecessor Fund.

Set forth below is information on sales charges (including any contingent deferred sales charges (“CDSCs”)) received by the Predecessor Fund, including the amounts paid to affiliates of BlackRock (“affiliates”) for the periods indicated.

	Investor A Shares
	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

Fiscal Year ended December 31, 2017	$3,282	$192	$192	$0

Fiscal Year ended December 31, 2016	$1,299	$124	$124	$79

Fiscal Year ended December 31, 2015	$4,142	$930	$930	$445

	Investor C Shares
	CDSCs Received by BRIL	CDSCs Paid to Affiliates

Fiscal Year ended December 31, 2017	$0	$79

Fiscal Year ended December 31, 2016	$0	$0

Fiscal Year ended December 31, 2015	$248	$248

The table below provides information about the 12b-1 fees the Predecessor Fund paid to BRIL under the Predecessor Fund’s 12b-1 plan. A portion of the fees collected by BRIL were paid to affiliates for providing shareholder servicing activities for Investor A Shares and for providing shareholder servicing and distribution related activities and services for Investor C Shares.

For the fiscal year ended December 31, 2017, the Predecessor Fund’s share classes bore the following distribution and shareholder servicing fees under the 12b-1 plan:

Class	Paid to BRIL

Investor A Shares	$3,081

Investor C Shares	$2,712

VI.	Computation of Offering Price Per Share

The offering price for an Investor A, Investor C and Institutional Share of the Fund is computed by dividing the value of the share class’ net assets by the number of shares of that class outstanding for the Fund. For more information on the purchasing and valuation of shares, please see “Purchase of Shares” and “Pricing of Shares” in Part II of this SAI.

VII.	Portfolio Transactions and Brokerage

See “Portfolio Transactions and Brokerage” in Part II of this SAI for more information.

As explained in the “Information About the Fund” section of this SAI, the Fund is expected to be the successor to the Predecessor Fund as a result of the Reorganization. The information shown below with respect to brokerage commissions and portfolio transactions is that of the Predecessor Fund.

Information about the brokerage commissions paid by the Predecessor Master Portfolio, including commissions paid to affiliates, is set forth in the following table:

Fiscal Year Ended December 31,	Aggregate Brokerage Commissions Paid

2017	$97,708

2016	$112,471[1]

2015	$311,500

[1]	The decrease in brokerage commissions paid by the Fund was due to a decrease in assets under management.

No brokerage commissions were paid to brokers affiliated with the Master Portfolio or the Manager for the periods shown above.

The following table shows the dollar amount of brokerage commissions paid by the Predecessor Master Portfolio to brokers for providing Section 28(e) research/brokerage services under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2017. The provision of Section 28(e) research/brokerage services was not necessarily a factor in the placement of all brokerage business with such brokers.

Amount of Commissions Paid to Brokers for Providing 28(e) Research Services	Amount of Brokerage Transactions Involved

$0	$0

Securities Lending

The Master Portfolio conducts its securities lending pursuant to an exemptive order from the Commission permitting it to lend portfolio securities to borrowers affiliated with the Master Portfolio and to retain an affiliate of the Master Portfolio as lending agent. To the extent that the Master Portfolio engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, acts as securities lending agent for the Master Portfolio, subject to the overall supervision of the Manager. BTC administers the lending program in accordance with guidelines approved by MIP II’s Board.

The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in money market funds advised by the Manager or its affiliates, and such fees will not be subject to any waivers. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). Such money market fund shares will not be subject to a sales load, distribution fee or service fee. If the money market fund’s weekly liquid assets fall below 30% of its total assets, the board of directors of the money market fund, including the majority of the non-interested directors of the money market fund, is permitted at any time, if it determines it to be in the best interests of the money market fund, to impose a liquidity fee of up to 2% on all redemptions or impose a redemption gate that temporarily suspends the right of redemption out of the money market fund. In addition, if the money market fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the board of directors of the money market fund, including the majority of the non-interested directors of the money market fund, will impose a liquidity fee in the default amount of 1% on all redemptions, generally effective as of the next business day, unless the board of directors of the money market fund, including the majority of the non-interested directors of the money market fund, determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the money market fund. The shares of the money market fund purchased by the Master Portfolio would be subject to any such liquidity fee or redemption gate imposed.

Pursuant to the current securities lending agreement: (i) the Master Portfolio retains 80% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.

Under the securities lending program, the Master Portfolio is categorized into a specific asset class. The determination of the Master Portfolio’s asset class category (fixed-income, domestic equity, international equity or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to between MIP II and BTC.

In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows: (i) 85% of securities lending income; and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.

As explained in the “Information About the Fund” section of this SAI, the Master Portfolio is expected to be the successor to the Predecessor Master Portfolio as a result of the Reorganization. The Predecessor MIP, on behalf of the Predecessor Master Portfolio, entered into a securities lending agreement with BTC (the “Predecessor Securities Lending Agreement”), the terms of which are substantially identical to those of the Master Portfolio’s securities lending agreement. The information below is that of the Predecessor Master Portfolio.

Prior to January 1, 2018, the Predecessor Master Portfolio had a different securities lending arrangement.

The services provided to the Predecessor Master Portfolio by BTC, in the most recent fiscal year ended December 31, 2017, primarily included the following:

(1)	selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Predecessor Master Portfolio with each such borrower;

(2)	negotiating the terms of securities loans, including the amount of fees;

(3)	directing the delivery of loaned securities;

(4)	monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;

(5)	investing cash collateral received in connection with any loaned securities;

(6)	monitoring distributions on loaned securities (for example, interest and dividend activity);

(7)

in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and

(8)	terminating securities loans and arranging for the return of loaned securities to the Predecessor Master Portfolio at loan termination.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of the Predecessor Master Portfolio during its most recent fiscal year ended December 31, 2017.

Predecessor Master Portfolio
Gross income from securities lending activities	$138,316

Fees and/or compensation for securities lending activities and related services

Securities lending income paid to BTC for services as securities lending agent	$22,606

Cash collateral management expenses not included in securities lending income paid to BTC	$2,935

Administrative fees not included in securities lending income paid to BTC	$0

Indemnification fees not included in securities lending income paid to BTC	$0

Rebates (paid to borrowers)	$22,349

Other fees not included in securities lending income paid to BTC	$0
Aggregate fees/compensation for securities lending activities	$47,890
Net income from securities lending activities	$90,426

The value of the Predecessor Master Portfolio’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents as of December 31, 2017, if any portion of such holdings were purchased during the fiscal year ended December 31, 2017, is as follows:

Predecessor Master Portfolio	Debt (D) / Equity (E)	Market Value

BNP Paribas SA	D	$601,693

Credit Suisse	D	$3,923,283

Deutsche Bank AG	D	$1,691,335

JPMorgan Chase & Co.	D	$12,674,068

UBS	D	$506,870

VIII.	Additional Information

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, with offices at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm.

Principal Shareholders

As of the date of this SAI, the Fund has no outstanding shares.

The Trust

The Trust was organized on April 19, 2018 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act as an open end management investment company. The Trust and its series were organized for the purpose of acquiring the assets of a corresponding series of BlackRock Funds III in a reorganization that is anticipated to occur on or about September 17, 2018. The Fund invests all of its assets in the Master Portfolio of MIP II, which has the same or substantially the same investment objective, policies and restrictions as the Fund.

IX.	Financial Statements

As the Fund has not commenced operations as of the date of this SAI, as a result of the Reorganization, the audited financial statements and notes thereto in the Predecessor Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017 (the “2017 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2017 Annual Report are incorporated by reference herein. The financial statements included in the 2017 Annual Report have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon PricewaterhouseCoopers LLP’s authority as experts in accounting and auditing. Additional copies of the 2017 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this SAI.

Statement of Assets and Liabilities

December 31, 2017

BlackRock CoreAlpha Bond Fund

ASSETS
Investments at value — Master Portfolio (cost — $500,240,279)	$497,662,657
Capital shares sold receivable	76,773

Total assets	497,739,430

LIABILITIES
Payables:
Income dividends	71,796
Capital shares redeemed	62,651
Administration fees	39,730
Contributions to the Master Portfolio	14,122
Other accrued expenses	12,006
Service and distribution fees	305

Total liabilities	200,610

NET ASSETS	$497,538,820

NET ASSETS CONSIST OF
Paid-in capital	$498,556,593
Undistributed net investment income	787,235
Accumulated net realized gain allocated from the Master Portfolio	772,614
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(2,577,622)

NET ASSETS	$497,538,820

NET ASSET VALUE
Institutional — Based on net assets of $496,617,986 and 47,990,477 shares outstanding, unlimited shares authorized, no par value	$10.35

Investor A — Based on net assets of $485,461 and 46,908 shares outstanding, unlimited shares authorized, no par value	$10.35

Investor C — Based on net assets of $238,337 and 23,012 shares outstanding, unlimited shares authorized, no par value	$10.36

Class K — Based on net assets of $197,036 and 19,029 shares outstanding, unlimited shares authorized, no par value	$10.35

See notes to financial statements.

Statement of Operations

Year Ended December 31, 2017

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest	$9,775,516
Dividends — affiliated	723,426
Securities lending income — affiliated — net	52,473
Expenses	(983,055)
Fees waived	68,534

Total investment income	9,636,894

FUND EXPENSES
Administration	380,445
Service and distribution — class specific	5,793
Professional	11,009
Miscellaneous	4,275

Total expenses	401,522
Less fees waived and/or reimbursed by the Manager	(11,009)

Total expenses after fees waived and/or reimbursed	390,513

Net investment income	9,246,381

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	577,210
Investments — affiliated	(12,111)
Futures contracts	4,206,277
Forward foreign currency exchange contracts	(397,903)
Foreign currency transactions	151,705
Swaps	(597,530)

3,927,648

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,584,861
Investments — affiliated	17,889
Futures contracts	129,424
Forward foreign currency exchange contracts	15,313
Foreign currency translations	2,794
Swaps	163,395

1,913,676

Net realized and unrealized gain	5,841,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,087,705

See notes to financial statements.

Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,246,381	$7,071,673
Net realized gain (loss)	3,927,648	(437,304)
Net change in unrealized appreciation (depreciation)	1,913,676	(1,138,400)

Net increase in net assets resulting from operations	15,087,705	5,495,969

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(9,228,774)	(6,177,808)
Investor A	(26,480)	(76,384)
Investor C	(4,049)	(3,574)
Class K	(4,884)	(2,860)
From net realized gain:
Institutional	—	(3,827,749)
Investor A	—	(19,075)
Investor C	—	(4,200)
Class K	—	(2,276)
From return of capital:
Institutional	(1,542,649)	(424,377)
Investor A	(4,426)	(2,115)
Investor C	(677)	(466)
Class K	(816)	(252)

Decrease in net assets resulting from distributions to shareholders	(10,812,755)	(10,541,136)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	145,778,113	113,529,581

NET ASSETS
Total increase in net assets	150,053,063	108,484,414
Beginning of year	347,485,757	239,001,343

End of year	$497,538,820	$347,485,757

Undistributed net investment income, end of year	$787,235	$805,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

Notes to Financial Statements	BlackRock CoreAlpha Bond Fund

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 63.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None
Class K Shares	No	No		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the year ended December 31, 2017, the following table shows the class specific administration fee borne directly by each share class of the Fund:

Institutional	Investor A	Class C	Class K	Total
$377,307	$2,496	$544	$98	$380,445

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$3,081	$2,712	$5,793

Other Fees: For the year ended December 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $192.

For the year ended December 31, 2017, affiliates received CDSCs of $79 for Investor C Shares.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $11,009.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	12/31/17	12/31/16
Ordinary income	$9,264,187	$9,336,024
Long-term capital gains	—	777,902
Return of capital	1,548,568	427,210

	$10,812,755	$10,541,136

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Capital loss carryforwards	$(598,577)
Net unrealized losses(a)	(361,271)
Qualified late-year losses(b)	(57,925)

$(1,017,773)

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.
(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, the Fund had a capital loss carryforward of $598,577, with no expiration date, available to offset future realized capital gains.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,098,758	$218,383,843	23,256,688	$244,883,722
Shares issued to shareholders in reinvestment of distributions	996,456	10,298,835	913,476	9,552,636
Shares redeemed	(7,877,535)	(81,568,430)	(13,297,158)	(140,386,507)

Net increase	14,217,679	$147,114,248	10,873,006	$114,049,851

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount

Investor A
Shares sold	24,882	$257,800	1,009,307	$10,637,077
Shares issued to shareholders in reinvestment of distributions	2,990	30,861	9,284	97,593
Shares redeemed	(146,785)	(1,522,541)	(1,091,333)	(11,526,113)

Net decrease	(118,913)	$(1,233,880)	(72,742)	$(791,443)

Investor C
Shares sold	—	$—	14,356	$150,740
Shares issued to shareholders in reinvestment of distributions	422	4,369	747	7,798
Shares redeemed	(10,377)	(106,624)	(8,457)	(87,365)

Net increase (decrease)	(9,955)	$(102,255)	6,646	$71,173

Class K(a)
Shares sold	—	$—	19,029	$200,000

Net increase	—	$—	19,029	$200,000

Total Net Increase	14,088,811	$145,778,113	10,825,939	$113,529,581

(a)	Commenced operations on March 29, 2016.

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm	BlackRock CoreAlpha Bond Fund

To the Board of Trustees of

BlackRock Funds III and the Shareholders of BlackRock CoreAlpha Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BlackRock CoreAlpha Bond Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Statement of Assets and Liabilities

December 31, 2017

CoreAlpha Bond Master Portfolio

ASSETS
Investments at value — unaffiliated (cost — $776,191,722)	$779,878,514
Investments at value — affiliated (cost — $105,453,674)	105,481,950
Cash	56,113
Cash pledged:
Futures contracts	3,369,000
Centrally cleared swaps	2,560,000
Foreign currency at value (cost — $1,316,400)	1,314,626
Receivables:
Investments sold	24,032
Contributions from investors	14,122
Interest — unaffiliated	4,003,419
Dividends — unaffiliated	83,306
Dividends — affiliated	92
Due from Broker	63,000
Variation margin on futures contracts	427,025
TBA sale commitments	17,786,465
Securities lending income — affiliated	4,896
Principal paydowns	6,824
Unrealized appreciation on OTC derivatives	60,241

Total assets	915,133,625

LIABILITIES
Payables:
Investments purchased	116,662,824
Investment advisory fees	145,255
Trustees’ fees	4,749
Variation margin on futures contracts	58,016
Variation margin on centrally cleared swaps	155,364
Other accrued expenses	40,343
TBA sale commitments at value (proceeds — $17,786,465)	17,777,197
Unrealized depreciation on forward foreign currency exchange contracts	1,814
Unrealized depreciation on OTC derivatives	28,569

Total liabilities	134,874,131

NET ASSETS	$780,259,494

NET ASSETS CONSIST OF
Investors’ capital	$776,297,291
Net unrealized appreciation (depreciation)	3,962,203

NET ASSETS	$780,259,494

See notes to financial statements.

Statement of Operations

Year Ended December 31, 2017

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$17,466,437
Dividends — affiliated	1,251,504
Securities lending income — affiliated — net	90,426

Total investment income	18,808,367

EXPENSES
Investment advisory	1,681,303
Trustees	19,267
Professional	40,205

Total expenses	1,740,775
Less fees waived and/or reimbursed by the Manager	(120,263)

Total expenses after fees waived and/or reimbursed	1,620,512

Net investment income	17,187,855

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,076,799
Investments — affiliated	(18,983)
Futures contracts	7,007,840
Forward foreign currency exchange contracts	(623,672)
Foreign currency transactions	165,286
Swaps	(1,128,544)

6,478,726

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,449,654
Investments — affiliated	27,984
Futures contracts	654,088
Forward foreign currency exchange contracts	30,043
Foreign currency translations	(4,734)
Swaps	213,831

4,370,866

Net realized and unrealized gain	10,849,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,037,447

See notes to financial statements.

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,187,855	$18,891,966
Net realized gain	6,478,726	1,630,179
Net change in unrealized appreciation	4,370,866	1,738,778

Net increase in net assets resulting from operations	28,037,447	22,260,923

CAPITAL TRANSACTIONS
Proceeds from contributions	237,253,300	333,288,915
Value of withdrawals	(157,212,194)	(499,366,336)

Net increase (decrease) in net assets derived from capital transactions	80,041,106	(166,077,421)

NET ASSETS
Total increase (decrease) in net assets	108,078,553	(143,816,498)
Beginning of year	672,180,941	815,997,439

End of year	$780,259,494	$672,180,941

See notes to financial statements.

Financial Highlights

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2017		2016	2015	2014	2013
Total return	4.28%		2.46%	0.60%	6.64%	(2.39)%

Ratios to Average Net Assets
Total expenses	0.26	%(a)	0.26%	0.25%	0.25%	0.25%

Total expenses after fees waived and/or reimbursed	0.24	%(a)	0.25%	0.24%	0.24%	0.24%

Net investment income	2.54	%(a)	2.33%	2.53%	2.52%	2.23%

Supplemental Data
Net assets, end of year (000)	$780,259		$672,181	$815,997	$2,887,381	$3,373,147

Portfolio turnover rate(b),(c)	515%		677%	612%	686%	986%

(a)	Excludes 0.02% of expenses incurred indirectly as a result of investments in underlying funds.

(b)	Portfolio turnover rates include TBA transactions, if any.
(c)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

See notes to financial statements.

Notes to Financial Statements	CoreAlpha Bond Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time)(or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

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Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

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Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

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Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

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Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii) market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii) relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

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Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

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Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•	Swaptions — Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

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Foreign currency options — Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

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Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which the Master Portfolio is not otherwise exposed (credit risk).

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), affiliates of the Manager. The Manager pays BIL and BFA, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $59,472.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waivers”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived and/or reimbursed was $13,754.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, the amount waived was $47,037.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment expenses the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated – net in the Statement of Operations. For the year ended December 31, 2017 the Master Portfolio paid BTC $22,606 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Master Portfolio’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$3,924,926,344	$3,765,502,453
U.S. Government Securities	46,461,235	46,501,849

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

For the year ended December 31, 2017, purchases and sales related to mortgage dollar rolls were $1,424,751,702 and $1,427,997,288, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:

Tax cost	$881,649,881

Gross unrealized appreciation	$9,231,582
Gross unrealized depreciation	(5,292,753)

Net unrealized appreciation	$3,938,829

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

CoreAlpha Bond Master Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of CoreAlpha Bond Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CoreAlpha Bond Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

PART II

Throughout this Statement of Additional Information (“SAI”), each BlackRock-advised fund may be referred to as a “Fund” or collectively with others as the “Funds.” Certain Funds may also be referred to as “Municipal Funds” if they invest certain of their assets in municipal investments described below.

Each Fund is organized either as a Maryland corporation, a Massachusetts business trust or a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease and clarity of presentation, shares of common stock and shares of beneficial interest are referred to herein as “shares” or “Common Stock,” holders of shares of Common Stock are referred to as “shareholders,” the trustees or directors of each Fund are referred to as “Directors,” BlackRock Advisors, LLC, BlackRock Fund Advisors or their respective affiliates is the investment adviser or manager of each Fund and is referred to herein as the “Manager” or “BlackRock,” and the investment advisory agreement or management agreement applicable to each Fund is referred to as the “Management Agreement.” Each Fund’s Articles of Incorporation or Declaration of Trust, together with all amendments thereto, is referred to as its “charter.” The Investment Company Act of 1940, as amended, is referred to herein as the “Investment Company Act.” The Securities Act of 1933, as amended, is referred to herein as the “Securities Act.” The Securities and Exchange Commission is referred to herein as the “Commission” or the “SEC.”

Certain Funds are “feeder” funds (each, a “Feeder Fund”) that invest all or a portion of their assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of a master limited liability company (each, a “Master LLC”), a mutual fund that has the same objective and strategies as the Feeder Fund. All investments are generally made at the level of the Master Portfolio. This structure is sometimes called a “master/feeder” structure. A Feeder Fund’s investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this SAI uses the term “Fund” to include both a Feeder Fund and its Master Portfolio.

In addition to containing information about the Funds, Part II of this SAI contains general information about all funds in the BlackRock-advised fund complex. Certain information contained herein may not be relevant to a particular Fund.

INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund’s Prospectus and the “Investment Objectives and Policies” section of Part I of this SAI for further information on each Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified in Part I of this SAI as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s Statement of Additional Information and should not be relied on by investors in that Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s Statement of Additional Information.

144A Securities. A Fund may purchase securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Directors. The Directors have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of 144A securities. The Directors, however, will retain sufficient oversight and will ultimately be responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Asset-Based Securities. Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Fund will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the Manager has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the Manager may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Bank Loans. Certain Funds may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund’s manager to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Funds may enter into Participations and Assignments on a forward commitment or “when issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when issued securities, see “When Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Funds’ manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.

The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

In certain circumstances, Loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Fund, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.

Borrowing and Leverage. Each Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Certain Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions.

Certain Funds may also borrow in order to make investments, to the extent disclosed in such Fund’s Prospectus. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Manager from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

To the extent permitted by a Fund’s investment policies and restrictions and subject to the conditions of an exemptive order issued by the SEC, as described below under “Investment Risks and Considerations—Interfund Lending Program,” such Fund may borrow for temporary purposes through the Interfund Lending Program (as defined below).

Cash Flows; Expenses. The ability of each Fund to satisfy its investment objective depends to some extent on the Manager’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The Manager will make investment changes to a Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Fund’s target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency and accounting costs) that will be borne by the Funds. Finally, since each Fund seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Fund’s assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions (“U.S. Government Securities”); (ii) other fixed-income securities rated Aa or higher by Moody’s or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.

Collateralized Debt Obligations. Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Investments in a CLO organized outside of the United States may not be deemed to be foreign securities if the CLO is collateralized by a pool of loans, a substantial portion of which are U.S. loans. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial Paper. Certain Funds may purchase commercial paper. Commercial paper purchasable by each Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act.

Commodity-Linked Derivative Instruments and Hybrid Instruments. Certain Funds seek to gain exposure to the commodities markets primarily through investments in hybrid instruments. Hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to under-perform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Qualifying Hybrid Instruments. Certain Funds may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act and the regulations adopted thereunder. A hybrid instrument that qualifies for this exclusion from regulation must be “predominantly a security.” A hybrid instrument is considered to be predominantly a security if (a) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument; (b) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (a), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity; (c) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and (d) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to applicable provisions of the Commodity Exchange Act. Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note. With a principal protected hybrid instrument, the Fund will receive at maturity the greater of the par value of the note or the increase in its value based on the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. The Manager’s decision whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and, therefore, depends on the creditworthiness of the issuer. With full principal protection, the Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

Hybrid Instruments Without Principal Protection. Certain Funds may invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors that the Manager believes are relevant.

Limitations on Leverage. Some of the hybrid instruments in which a Fund may invest may involve leverage. To avoid being subject to undue leverage risk, a Fund will seek to limit the amount of economic leverage it has under any one hybrid instrument that it buys and the leverage of the Fund’s overall portfolio. A Fund will not invest in a hybrid instrument if, at the time of purchase: (i) that instrument’s “leverage ratio” exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable or (ii) the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase. “Leverage ratio” is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. Conversely, a hybrid instrument with a leverage factor of 150% would suffer a 1.5% loss if the underlying economic variable lost 1% of its value. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in a Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on a Fund’s use of leverage stated above conflicts with the Investment Company Act or the rules and regulations thereunder, the Fund will comply with the applicable provisions of the Investment Company Act. A Fund may at times or from time to time decide not to use leverage in its investments or use less leverage than may otherwise be allowable.

Counterparty Risk. A significant risk of hybrid instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor’s counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (e.g., ratings of AAA or AA by S&P). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity. However, with a hybrid instrument, a Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Fund’s objective than alternative investments. For example, the Manager may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities.

All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by Fund management, a Fund’s investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities.

During periods of rising interest rates, the average life of certain fixed-income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

The value of fixed-income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed-income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Funds are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Fund’s assets will vary.

Depositary Receipts (ADRs, EDRs and GDRs). Certain Funds may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. In addition to investment risks associated with the underlying issuer, Depositary Receipts expose a Fund to additional risks associated with the non-uniform terms that apply to Depositary Receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. Unsponsored programs generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored Depositary Receipt. Available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Foreign Investment Risks.”

Derivatives

Each Fund may use instruments referred to as derivative securities. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives for hedging purposes. Certain Funds may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Unless otherwise permitted, no Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund’s hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use derivative instruments and trading strategies, including the following:

Indexed and Inverse Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, the Fund’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices. A Fund may also invest in so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Fund that allow the Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

The Funds may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments (“inverse floaters”). Inverse floaters are securities the potential of which is inversely related to changes in interest rates. In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term rates decrease. Municipal tender option bonds, both taxable and tax-exempt, which may include inverse floating rate debt instruments, (including residual interests thereon) are excluded from this 10% limitation.

Swap Agreements. A Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund’s portfolio.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Manager’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will seek to lessen this risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for over-the-counter (“OTC”) option counterparties. Swap agreements also bear the risk that a Fund will not be able to meet its payment obligations to the counterparty. As noted, however, a Fund will segregate liquid assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the Fund’s liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies, may limit the Fund’s ability to use swap agreements.

See “Credit Default Swap Agreements,” “Interest Rate Swaps, Caps and Floors” and “Municipal Interest Rate Swap Agreements” below for further information on particular types of swap agreements that may be used by certain Funds.

Interest Rate Swaps, Caps and Floors. In order to hedge the value of a Fund’s portfolio against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Fund may also invest in interest rate swaps to enhance income or to increase the Fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). In an interest rate swap, a Fund may exchange with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds a mortgage-backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams). Inasmuch as these transactions are entered into for good faith hedging purposes, the Manager believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

If the interest rate swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be maintained in a segregated account.

Typically the parties with which a Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. A Fund will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. If there is a default by the counterparty to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain U.S. federal income tax requirements may limit a Fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. Certain Funds may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Contracts for Difference. Certain Funds may enter into contracts for difference. Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed-income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Interest Rate Transactions and Swaptions. A Fund, to the extent permitted under applicable law, may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”) on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”. Caps and floors are less liquid than swaps.

A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

A Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its Manager or sub-adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by Commission guidelines. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Types of Options

Options on Securities and Securities Indices. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rates (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such investments may be made on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Call Options. A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets designated on the adviser’s or sub-adviser’s books and records to the extent required by Commission guidelines.

A Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund’s exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker-dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. A Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid assets. A Fund will receive a premium for writing a put option, which increases the Fund’s return.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a Fund will segregate unencumbered liquid assets with a value at least equal to the Fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss.

Options on Government National Mortgage Association (“GNMA”) Certificates. The following information relates to the unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Fund, as a writer of a GNMA call holding GNMA Certificates as “cover” to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Fund will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its “cover.”

A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such Certificate with a certificate that represents cover. When a Fund closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Risks Associated with Options. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures

A Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

To maintain greater flexibility, a Fund may invest in instruments which have characteristics similar to futures contracts. These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

When a Fund engages in transactions in futures and options on futures, the Fund will segregate liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transactions (as calculated pursuant to requirements of the Commission).

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s or sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. “Straddles” of the type that may be used by a Fund are considered to constitute hedging transactions. Certain Funds have a fundamental investment restriction that restricts currency option straddles. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement.

A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. A Fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). A Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

A Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. A Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, a Fund may hold both Canadian government bonds and Japanese government bonds, and the adviser or sub-adviser may believe that Canadian dollars will deteriorate against Japanese yen. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Funds are classified as non-deliverable forwards (NDF). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Certain Funds have fundamental restrictions that permit the purchase of currency options, but prohibit the writing of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily. A Fund’s exposure to futures or options on currencies will be covered as described below under “Risk Factors in Derivatives.”

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.

Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what that Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses that exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will segregate liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission).

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and may not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

Distressed Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.

A Fund will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

Dollar Rolls. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. At the time a Fund enters into a dollar roll transaction, the Manager or sub-adviser will designate assets on its books and records in an amount equal to the amount of the Fund’s commitments and will subsequently monitor the account to ensure that its value is maintained.

Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. At the time a Fund sells securities and agrees to repurchase securities at a future date, the Fund will segregate liquid assets with a value equal to the repurchase price. A Fund may engage in dollar roll transactions to enhance return. Each dollar roll transaction is accounted for as a sale or purchase of a portfolio security and a subsequent purchase or sale of a substantially similar security in the forward market. Successful use of mortgage dollar rolls may depend upon the Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Equity Securities. Equity securities include common stock and, for certain Funds, preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; general and limited partnerships and limited liability companies; and depositary receipts. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

From time to time certain of the Funds may invest in shares of companies through initial public offerings (“IPOs”). IPOs have the potential to produce, and have in fact produced, substantial gains for certain Funds. There is no assurance that any Fund will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The Funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the OTC markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell a Fund’s investment than if the Fund held the securities of larger, more established companies.

Exchange Traded Notes (“ETNs”). Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Foreign Investment Risks. Certain Funds may invest in foreign securities, including securities from issuers located in emerging market countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.

In addition to equity securities, foreign investments of the Funds may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Publicly Available Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Funding Agreements. Certain Funds may invest in Guaranteed Investment Contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Guarantees. A Fund may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds, which are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Information Concerning the Indexes.

Bloomberg Barclays Indices. No Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”) or Barclays Bank PLC or Barclays Capital Inc. or their affiliates (collectively, “Barclays”). Barclays is not the issuer or producer of the Bloomberg Barclays Indices, and its name is a trademark and service mark of Barclays Bank PLC used under license. Neither Bloomberg nor Barclays is responsible for or has reviewed any Fund nor any associated literature or publications, and Bloomberg and Barclays make no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Bloomberg reserves the right, at any time and without notice, to alter, amend, terminate or in any way change a Bloomberg Barclays Index. Bloomberg has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating a Bloomberg Barclays Index.

ICE BofAML Indices. No Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Intercontinental Exchange, Inc. and its affiliates (collectively, “ICE”) or Bank of America Merrill Lynch or its affiliates (collectively, “BofAML”). BofAML is not the issuer or producer of the ICE BofAML Indices, and its name is a trademark and service mark of its owner used under license. Neither ICE nor BofAML is responsible for or has reviewed any Fund nor any associated literature or publications and ICE and BofAML make no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

ICE reserves the right, at any time and without notice, to alter, amend, terminate or in any way change an ICE BofAML Index. ICE has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating an ICE BofAML Index.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), a Fund, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, another Fund pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from other Funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although Funds that are money market funds may, to the extent permitted by their investment policies, participate in the Interfund Lending Program as borrowers or lenders, they typically will not need to participate as borrowers because they are required to comply with the liquidity provisions of Rule 2a-7 under the Investment Company Act.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the borrowing Fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another Fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending Fund or force the lending Fund to borrow or liquidate securities to meet its liquidity needs. No Fund may borrow more than the amount permitted by its investment restrictions.

Investment Grade Debt Obligations. Certain Funds may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Fund’s Manager. Certain Funds may invest in debt securities rated Aaa by Moody’s or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of a Fund is subsequently downgraded below investment grade, the Fund’s Manager will consider such an event in determining whether the Fund should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Fund may hold, although under normal market conditions the Manager does not expect to hold these securities to a material extent.

See Appendix A to this SAI for a description of applicable securities ratings.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in a Fund’s prospectus, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, certain Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Interest Rate Transactions and Currency Swaps,” Foreign Currency Transactions” and “Options and Futures Contracts.”

Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. Certain Funds may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments.

On March 11, 2011, a powerful earthquake and resulting tsunami struck northeastern Japan causing major damage along the coast, including damage to nuclear power plants in the region. This disaster, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.

Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The Investment Company Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The expense ratios of the Funds investing significantly in foreign securities can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. The Russian securities market suffers from a variety of problems described above in “Investment in Emerging Markets” not encountered in more developed markets. The Russian securities market is relatively new, and a substantial portion of securities transactions are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets.

Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the

National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact the Fund.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Brady Bonds. A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investment in Other Investment Companies. Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including money market funds and exchange traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. Under the Investment Company Act, however, a Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under the Investment Company Act a Fund may not acquire securities of an investment company if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and a Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio.) In addition to the restrictions on investing in other investment companies discussed above, a Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other BlackRock-advised investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to the Investment Company Act (or alternatively, pursuant to exemptive orders received from the Commission) these percentage limitations do not apply to investments in affiliated money market funds, and under certain circumstances, do not apply to investments in affiliated investment companies, including ETFs. In addition, many third-party ETFs have obtained exemptive relief from the Commission to permit unaffiliated funds (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. Further, under certain circumstances a Fund may be able to rely on certain provisions of the Investment Company Act to invest in shares of unaffiliated investment companies beyond the statutory limits noted above, but subject to certain other statutory restrictions.

As with other investments, investments in other investment companies are subject to market and selection risk.

Shares of investment companies, such as closed-end fund investment companies, that trade on an exchange may at times be acquired at market prices representing premiums to their net asset values. In addition, investment companies held by a Fund that trade on an exchange could trade at a discount from net asset value, and such discount could increase while the Fund holds the shares. If the market price of shares of an exchange-traded investment company decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.

In addition, if a Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by BlackRock. Please see the relevant Fund’s prospectus to determine whether any such management and advisory fees have been waived by BlackRock. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. Pursuant to guidance issued by the staff of the Commission, fees and expenses of money market funds used for the investment of cash collateral received in connection with loans of Fund securities are not treated as “acquired fund fees and expenses,” which are fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

To the extent shares of a Fund are held by an affiliated fund, the ability of the Fund itself to purchase other affiliated investment companies may be limited. In addition, a fund-of-funds (e.g., an investment company that seeks to meet its investment objective by investing significantly in other investment companies) may be limited in its ability to purchase affiliated underlying funds if such affiliated underlying funds themselves own shares of affiliated funds.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The restrictions on investments in securities of investment companies set forth above may limit opportunities for a Fund to invest indirectly in certain developing countries.

Junk Bonds. Non-investment grade or “high yield” fixed-income or convertible securities commonly known to investors as “junk bonds” are debt securities that are rated below investment grade by the major rating agencies or are securities that Fund management believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

The major risks in junk bond investments include the following:

•

Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•

The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

•

Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

•

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•

Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on those of other higher rated fixed-income securities.

•

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities, and judgment plays a more important role in determining such valuations.

•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•

The junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

•

The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities a Fund holds. Because of this, the Fund’s performance may depend more on the sub-adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting non-investment grade securities, the adviser or sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The sub-adviser continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s sub-adviser will consider whether the Fund should continue to hold the security.

In the event that a Fund investing in high yield securities experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the junk bond markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Lease Obligations. A Fund may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

The Manager will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Manager will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Liquidity Management. As a temporary defensive measure, if its Manager determines that market conditions warrant, certain Funds may invest without limitation in high quality money market instruments. Certain Funds may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Liquidity Risk Management Rule. In October 2016, the SEC adopted a new liquidity risk management rule requiring open-end funds, such as the Funds, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. The Funds will be required to comply with the classification and classification-related elements of the rule by June 1, 2019 and the other requirements of the rule by December 1, 2018. The effect the new rule will have on the Funds is not yet known, but the rule may impact a Fund’s performance and ability to achieve its investment objective.

Master Limited Partnerships. Certain Funds may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, a Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Certain Funds intend to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Mezzanine Investments. Certain Funds, consistent with their restrictions on investing in securities of a specific credit quality, may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Certain Funds may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of a Fund’s investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

To the extent consistent with their investment objectives, a Fund may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Money Market Securities. Certain Funds may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Funds may invest in:

(a)

U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

(b)

high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)	unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Fund’s Manager;

(d)	asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

(e)	securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts;

(f)	dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities;

(g)	funding agreements issued by highly-rated U.S. insurance companies;

(h)	securities issued or guaranteed by state or local governmental bodies;

(i)	repurchase agreements relating to the above instruments;

(j)

municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States;

(k)	fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(l)	tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(m)	municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(n)	unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by the Fund’s Manager under guidelines established by the Board; and

(o)

municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

Mortgage-Related Securities

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in mortgage-backed securities involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but that usually have some form of private credit enhancement.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans’ Administration (“VA”)-guaranteed mortgages. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet a Fund’s quality standards. Any mortgage-related securities that are issued by private issuers have some exposure to subprime loans as well as to the mortgage and credit markets generally.

In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, often referred to as a “tranche,” each issued at a specific adjustable or fixed interest rate, and bearing a different stated maturity date and each must be fully retired no later than its final distribution date. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Fund’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company

Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Fund may also invest in, among other things, parallel pay CMOs, sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index (“COFI”), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Classes of CMOs also include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PAC bonds generally require payments of a specified amount of principal on each payment date. The scheduled principal payments for PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments. After that schedule of payments has been completed, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then used to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through one or more investment banking firms acting as brokers or dealers. CMO residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests.

Stripped Mortgage-Backed Securities. A Fund may invest in stripped mortgage-backed securities (“SMBSs”) issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage-backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or PO class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or IO class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Fund may purchase securities of a PO class, a Fund is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Fund generally will purchase IOs only as a component of so called “synthetic” securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Fund because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

TBA Commitments. Certain Funds may enter into “to be announced” or “TBA” commitments. TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. See “When Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

Municipal Investments

The Municipal Funds may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for U.S. federal income tax purposes (“Municipal Bonds”). Certain of the Municipal Funds may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (“State Municipal Bonds”). The Municipal Funds may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Manager believes such securities to pay interest excludable from gross income for purposes of U.S. federal income tax and state and local income taxes of the designated state and/

or state and local personal property taxes of the designated state (“Non-Municipal Tax-Exempt Securities”). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for U.S. federal income tax purposes will be considered “Municipal Bonds” for purposes of a Municipal Fund’s investment objective and policies. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for purposes of U.S. federal income tax and state and local income taxes of a designated state and/or allow the value of a Fund’s shares to be exempt from state and local personal property taxes of that state will be considered “State Municipal Bonds” for purposes of the investment objective and policies of each of California Municipal Opportunities Fund, New Jersey Municipal Bond Fund, New York Municipal Opportunities Fund and Pennsylvania Municipal Bond Fund.

Risk Factors and Special Considerations Relating to Municipal Bonds. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.

The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which a Fund invests.

Description of Municipal Bonds

Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for U.S. federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current U.S. federal tax laws place substantial limitations on the size of such issues. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of Municipal Bonds are “general obligation” and “revenue” or “special obligation” bonds, which latter category includes private activity bonds (“PABs”) (or “industrial development bonds” under pre-1986 law).

General Obligation Bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

PABs. PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Moral Obligation Bonds. “Moral obligation” bonds are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that created the special purpose public authority that issued the bonds.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and a Fund may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

Municipal Lease Obligations. Also included within the general category of Municipal Bonds are certificates of participation (“COPs”) issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “lease obligations”) relating to such equipment, land or facilities. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Fund’s net assets. A Fund may, however, invest without regard to such limitation in lease obligations that the Manager, pursuant to guidelines that have been adopted by the Directors and subject to the supervision of the Directors, determines to be liquid. The Manager will deem lease obligations to be liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody’s, or BBB or better by S&P or Fitch Ratings (“Fitch”). Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Manager must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement — such as insurance — the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Fund’s operating expenses and adversely affect the net asset value of a Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Fund would not have the right to take possession of the assets. Any income derived from a Fund’s ownership or operation of such assets may not be tax-exempt. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), may limit the extent to which a Fund may exercise its rights by taking possession of such assets, because as a regulated investment company a Fund is subject to certain limitations on its investments and on the nature of its income.

Tender Option Bonds. Certain Funds may invest in residual inverse floating rate interest tender option bonds (“TOB Residuals”), which are derivative interests in Municipal Bonds. The TOB Residuals in which the Funds will invest pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular U.S. federal income tax. BlackRock will not conduct its own analysis of the tax status of the interest or income paid by TOB Residuals held by the Funds, but will rely on the opinion of counsel to the issuer. Although volatile, TOB Residuals typically offer the potential for yields exceeding the yields available on fixed rate Municipal Bonds with comparable credit quality. The Funds may invest in TOB Residuals for the purpose of using economic leverage.

TOB Residuals represent beneficial interests in a special purpose trust formed for the purpose of holding Municipal Bonds contributed by one or more funds (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and TOB Residuals, which are generally issued to the fund(s) that transferred Municipal Bonds to the TOB Trust. The Funds may invest in both TOB Floaters and TOB Residuals. TOB Floaters may have first priority on the cash flow from the Municipal Bonds held by the TOB Trust and are enhanced with a liquidity support arrangement from a third party Liquidity Provider (defined below) which allows holders to tender their position at par (plus accrued interest). A Fund, as a holder of TOB Residuals, is paid the residual cash flow from the TOB Trust. A Fund that contributes the Municipal Bonds to the TOB Trust is paid the cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction costs, and typically will invest the cash to purchase additional Municipal Bonds or other investments permitted by its investment policies. If a Fund ever purchases all or a portion of the TOB Floaters sold by the TOB Trust, it may surrender those TOB Floaters together with a proportionate amount of TOB Residuals to the TOB Trust in exchange for a proportionate amount of the Municipal Bonds owned by the TOB Trust.

Other BlackRock-advised funds may contribute Municipal Bonds to a TOB Trust into which a Fund has contributed Municipal Bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will generally be shared among the funds ratably in proportion to their participation in the TOB Trust.

The Municipal Bonds transferred to a TOB Trust typically are high grade Municipal Bonds. In certain cases, when Municipal Bonds transferred are lower grade Municipal Bonds, the TOB Trust transaction includes a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider. The TOB Trust would be responsible for the payment of the credit enhancement fee and a Fund, as a TOB Residual holder, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider.

The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Floaters to tender their notes to the TOB Trust at par plus accrued interest. Thereafter, the Fund may withdraw a corresponding share of the Municipal Bonds from the TOB Trust. This transaction, in effect, creates exposure for the Fund to the entire return of the Municipal Bonds in the TOB Trust, with a net cash investment by the Fund that is less than the value of the Municipal Bonds in the TOB Trust. This multiplies the positive or negative impact of the Municipal Bonds’ return within the Fund (thereby creating leverage). The leverage within a TOB Trust depends on the value of the Municipal Bonds deposited in the TOB Trust relative to the value of the TOB Floaters it issues.

A Fund may invest in highly leveraged TOB Residuals. A TOB Residual generally is considered highly leveraged if the principal amount of the TOB Floaters issued by the related TOB Trust exceeds 75% of the principal amount of the Municipal Bonds owned by the TOB Trust.

The TOB Trust may be collapsed without the consent of a Fund upon the occurrence of tender option termination events (“TOTEs”) and mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the Municipal Bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the Municipal Bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the Municipal Bonds, and a judgment or ruling that interest on the Municipal Bonds is subject to U.S. federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Floaters, the inability of the TOB Trust to obtain renewal of the liquidity support agreement, and a substantial decline in the market value of the Municipal Bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the remarketing agent of the TOB Floaters and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the holders of the TOB Floaters would be paid senior to the TOB Residual holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of TOB Floaters and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their TOB Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non-occurrence of a TOTE described above). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered TOB Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters.

When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the Municipal Bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, it will typically enter into a reimbursement agreement with the Liquidity Provider pursuant to which the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple BlackRock-advised funds participate in any such TOB Trust, these losses will be shared ratably, in proportion to their participation in the TOB Trust.

Under accounting rules, Municipal Bonds of a Fund that are deposited into a TOB Trust are investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding TOB Floaters issued by a TOB Trust are presented as liabilities in the Fund’s Statement of Assets and Liabilities. Interest income from the underlying Municipal Bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration, trustee and other services to a TOB Trust are reported as expenses of a Fund. In addition, under accounting rules, loans made to a TOB Trust sponsored by a Fund may be presented as loans of the Fund in the Fund’s financial statements even if there is no recourse to the Fund’s assets.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for Municipal Bonds with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option. Since the tender option feature has a shorter term than the final maturity or first call date of the underlying Municipal Bonds deposited in the TOB Trust, the holder of the TOB Floaters relies upon the terms of the agreement with the financial institution furnishing the liquidity facility as well as the credit strength of that institution. The risk associated with TOB Floaters, however, may be increased in the current market environment as a result of recent downgrades to the credit ratings, and thus the perceived reliability and creditworthiness, of many major financial institutions, some of which sponsor and/or provide liquidity support to TOB Trusts. This in turn may reduce the desirability of TOB Floaters as investments, which could impair the viability or availability of TOB Trusts.

The use of TOB Residuals will require the Fund to earmark or segregate liquid assets in an amount equal to any TOB Floaters, plus any accrued but unpaid interest due on the TOB Floaters, issued by TOB Trusts sponsored by, or on behalf of, the Fund that are not owned by the Fund. The use of TOB Residuals may also require the Fund to earmark or segregate liquid assets in an amount equal to loans provided by the Liquidity Provider to the TOB Trust to purchase tendered TOB Floaters. The Fund reserves the right to modify its asset segregation policies in the future to the extent that such changes are in accordance with applicable regulations or interpretations. Future regulatory requirements or SEC guidance may necessitate more onerous contractual or regulatory requirements, which may increase the costs or reduce the degree of potential economic benefits of TOB Trust transactions or limit the Fund’s ability to enter into or manage TOB Trust transactions.

Recent Developments in the TOB Trust Market. On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the Volcker Rule. The Volcker Rule precludes banking entities and their affiliates from sponsoring TOB Trusts as such Trusts have been structured prior to the effective date of the Volcker Rule. Banking entities subject to the Volcker Rule are required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts that were not in place prior to December 31, 2013, and by July 21, 2017, with respect to investments in and relationships with TOB Trusts that were in place prior to December 31, 2013. As a result, TOB Trusts may need to be restructured or unwound.

In response to the restrictions imposed by the Volcker Rule, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule. Specifically, a Fund will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, a Fund. A Fund may utilize service providers in meeting these responsibilities. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or a Fund’s ability to hold TOB Residuals. Under the new TOB Trust structure, a Fund will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Service providers to a TOB Trust, such as administrators, liquidity providers, trustees, and remarketing agents, would be acting at the direction of, and as agent of, the Fund as the TOB Residual holder. Similar to the current tender option bond structure, a Fund would deposit Municipal Bonds into the TOB Trust in exchange for TOB Residuals, the TOB Trust would then issue and sell TOB Floaters to third party investors, and the proceeds of the sale of the TOB Floaters would be distributed to such TOB Residual holders (i.e., the Fund). Tendered TOB Floaters would continue to be supported by a remarketing agent and a liquidity facility. However, the remarketing agent is not anticipated to purchase tendered TOB Floaters for its own account in the event of a failed remarketing, which may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. In the event of a failed remarketing of TOB Floaters, the Liquidity Provider, at its option, may advance a loan to the TOB Trust the proceeds of which would be used by the TOB Trust to purchase the tendered TOB Floaters. The Liquidity Provider is not obligated to advance such a loan. The TOB Trust would be the borrower with respect to any such loan. Any loans made by a Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust.

Similar to the current structure for TOB Trusts, a Fund may hold either non-recourse TOB Residuals or recourse TOB Residuals under the new structure. In the event of a Liquidation Shortfall, there would generally be no contractual recourse to the Fund’s assets if the Fund holds a non-recourse TOB Residual. However, as described above, a Fund would bear the risk of loss with respect to any Liquidation Shortfall if it holds a recourse TOB Residual.

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s Municipal Bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurance that a Fund can successfully enter into restructured TOB Trust transactions in order to refinance its existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Fund unwinds existing TOB Trusts.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

Yields. Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. A Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Funds have been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that any Fund will invest more than a limited amount of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, a Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Fund’s yield on a VRDO will increase and the Fund’s shareholders will have a reduced risk of capital depreciation.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to a Fund’s restriction on illiquid investments unless, in the judgment of the Directors such VRDO is liquid. The Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Directors, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

The VRDOs and Participating VRDOs in which a Fund may invest will be in the following rating categories at the time of purchase: MIG-1/ VMIG-1 through MIG-3/VMIG-3 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody’s), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch).

Transactions in Financial Futures Contracts. The Municipal Funds and certain other funds deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin.

The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by a Municipal Fund. As a result, a Municipal Fund’s ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Municipal Fund’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Bonds held by a Municipal Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Bonds held by a Municipal Fund may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Call Rights. A Fund may purchase a Municipal Bond issuer’s right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of a Fund’s net assets.

Municipal Interest Rate Swap Transactions. In order to hedge the value of a Fund against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Securities Industry and Financial Markets Association Municipal Swap Index swaps (“SIFMA Swaps”). To the extent that a Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions primarily as a hedge rather than as a speculative investment. However, a Fund also may invest in MMD Swaps and SIFMA Swaps to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Fund may purchase and sell SIFMA Swaps in the SIFMA swap market. In a SIFMA Swap, a Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the SIFMA Municipal Swap Index). Because the underlying index is a tax-exempt index, SIFMA Swaps may reduce cross-market risks incurred by a Fund and increase a Fund’s ability to hedge effectively. SIFMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a SIFMA Swap is approximately equal to the duration of a fixed-rate Municipal Bond with the same attributes as the swap (e.g., coupon, maturity, call feature).

A Fund may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, a Fund can create a synthetic long or short position, allowing the Fund to select the most attractive part of the yield curve. An MMD Swap is a contract between a Fund and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in SIFMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. A Fund has no obligation to enter into SIFMA or MMD Swaps and may not do so. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

Insured Municipal Bonds. Bonds purchased by a Fund may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a bond’s market value. Also, the Fund cannot be certain that any insurance company does not make these payments. In addition, if the Fund purchases the insurance, it may pay the premiums, which will reduce the Fund’s yield. The Fund seeks to use only insurance companies with claims paying ability, financial strength, or equivalent ratings of at least investment grade. However, if insurance from insurers with these ratings is not available, the Fund may use insurance companies with lower ratings or stop purchasing insurance or insured bonds. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Build America Bonds. If a Fund holds Build America Bonds, the Fund may be eligible to receive a U.S. federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the fund receiving a tax credit. The interest on Build America Bonds is taxable for U.S. federal income tax purposes. If the Fund does receive tax credits from Build America Bonds or other tax credit bonds on one or more specified dates during the fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “Build America Bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. If the Fund were to so elect, a shareholder would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits, and such amount would be subject to withholding provisions of the Code. Certain limitations may apply on the extent to which the credit may be claimed.

Participation Notes. A Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations.

The Fund is subject to counterparty risk associated with each issuer. Investment in a participation note is not the same as investment in the constituent shares of the company. A participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant underlying security. In other words, shares of the underlying security are not in any way owned by the Fund. However each participation note synthetically replicates the economic benefit of holding shares in the underlying security. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations. A Fund attempts to mitigate that risk by purchasing only from issuers which BlackRock deems to be creditworthy.

The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. The fund may, but is not required to, purchase credit protection against the default of the issuer. When the participation note expires or a Fund exercises the participation note and closes its position, that Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs). The price, performance and liquidity of the participation note are all linked directly to the underlying security. A Fund’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note.

Pay-in-kind Bonds. Certain Funds may invest in Pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current U.S. federal tax law requires the holder of pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for U.S. federal income and excise taxes, each Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Portfolio Turnover Rates. A Fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Manager believes investment considerations warrant such sale or purchase. Although certain Funds will use an approach to investing that is largely a passive, indexing approach, such Funds may engage in a substantial number of portfolio transactions. With respect to these Funds, the rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Fund only to the extent that the Manager will consider the impact of transaction costs on a Fund’s tracking error. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of a Fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Preferred Stock. Certain of the Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Real Estate Investment Trusts (“REITs”). In pursuing its investment strategy, a Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit regulated investment companies such as the Fund to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by a Fund and distributed to the Fund’s shareholders also will not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with a Fund, to repurchase a security sold to the Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund and the purchaser receives any interest on the security paid during the period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. A Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians.

Some repurchase agreements and purchase and sale contracts are structured to result in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations. However, in the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default.

Both types of agreement usually cover short periods, such as less than one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund’s Manager or sub-adviser will monitor the creditworthiness of the seller, and a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund does not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts. The Fund’s Manager or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the applicable custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

In any repurchase transaction to which a Fund is a party, collateral for a repurchase agreement may include cash items and obligations issued by the U.S. Government or its agencies or instrumentalities. For certain Funds, however, collateral may include instruments other than cash items and obligations issued by the U.S. Government or its agencies or instrumentalities, including securities that the Fund could not hold directly under its investment strategies without the repurchase obligation.

The type of collateral underlying repurchase agreements may also pose certain risks for a Fund. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a particular date and price. A Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many reverse repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing reverse repurchase agreements or to realize amounts to be received under such agreements.

Rights Offerings and Warrants to Purchase. Certain Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock.

Securities Lending. Each Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund is paid the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income.

Regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Certain Funds have a fundamental investment restriction prohibiting short sales of securities unless they are “against-the-box.” In a short sale “against-the-box,” at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A Fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales “against the box” without being subject to such limitations.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Fund’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security pursuant to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the Manager’s or sub-adviser’s opinion, present minimal credit risks. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Structured Notes. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Issuers of structured notes include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes a Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. The secondary market for structured notes could be illiquid making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured notes and the resulting inability of the Fund to sell a structured note could expose the Fund to losses and could make structured notes more difficult for the Fund to value accurately.

Supranational Entities. A Fund may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Tax-Exempt Derivatives. Certain Funds may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (e.g., a Fund, or a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives the Fund an undivided interest in a Municipal Bond in the proportion the Fund’s participation bears to the total principal amount of the Municipal Bond, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The Municipal Bond Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service (the “IRS”) has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither a Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Tax-Exempt Preferred Shares. Certain Funds may invest in preferred interests of other investment funds that pay dividends that are exempt from regular U.S. federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular U.S. federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other investment companies. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries. The Municipal Bond Funds will treat investments in tax-exempt preferred shares as investments in municipal bonds.

Taxability Risk. Certain of the Funds intend to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trust Preferred Securities. Certain of the Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®” ); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

U.S. Government Obligations. A Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)). These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. Treasury Obligations. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Manager believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The Manager seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, the Manager believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Manager will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Manager, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. In the opinion of the Manager, there may be opportunities for certain companies to acquire other water utility companies and for foreign acquisition of domestic companies. The Manager believes that favorable investment opportunities may result from consolidation of this segment. As with other utilities, however, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, beginning January 1, 2014, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Fund, a rated security may cease to be rated. A Fund’s Manager or sub-adviser will consider such an event in determining whether the Fund should continue to hold the security.

Zero Coupon Securities. Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.

While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

A Fund accrues income with respect to these securities for U.S. federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

Further, to maintain its qualification for pass-through treatment under the U.S. federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in a Fund’s exposure to zero coupon securities.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Manager and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See “Investment Restrictions” in Part I of each Fund’s Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. For these purposes, “cover” refers to the method selected from time to time by a Fund to cover its obligations under the OTC options written by it. Therefore, each Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund and the market value of the assets used as cover for OTC options currently outstanding that were sold by the Fund would exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are determined to be illiquid. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will only treat as illiquid that portion of the assets used as cover equal to the repurchase price of the option less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.”

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Code. See “Dividends and Taxes — Taxes.” To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of each Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income). For purposes of this restriction, the Municipal Funds generally will regard each state and each of its political subdivisions, agencies or instrumentalities and each multi-state agency of which the state is a member as a separate issuer. Each public authority that issues securities on behalf of a private entity generally will also be regarded as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity, then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

Foreign government securities (unlike U.S. government securities) are not exempt from the 5%, 10% and 25% diversification requirements of the Code discussed above and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of a Fund to the extent necessary to comply with changes to the U.S. federal tax requirements. A Fund that is “diversified” under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Directors and Officers

See “Information on Directors and Officers, ‘— Biographical Information,’ ‘— Share Ownership’ and ‘— Compensation of Directors’” in Part I of each Fund’s Statement of Additional Information for biographical and certain other information relating to the Directors and officers of your Fund, including Directors’ compensation.

Management Arrangements

Management Services. The Manager provides each Fund with investment advisory and management services. Subject to the oversight of the Board of Directors, the Manager is responsible for the actual management of a Fund’s portfolio and reviews the Fund’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Fund.

Each Feeder Fund invests all or a portion of its assets in shares of a Master Portfolio. To the extent a Feeder Fund invests all of its assets in a Master Portfolio, it does not invest directly in portfolio securities and does not require management services. For such Feeder Funds, portfolio management occurs at the Master Portfolio level.

Management Fee. Each Fund has entered into a Management Agreement with the Manager pursuant to which the Manager receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. For information regarding specific fee rates for your Fund and the fees paid by your Fund to the Manager for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

For Funds that do not have an administrator, each Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund in connection with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are interested persons of the Fund. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by BlackRock Investments, LLC (“BRIL”

or the “Distributor”); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Fund as defined in the Investment Company Act; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company (“State Street”), BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) or JPMorgan Chase Bank, N.A. (“JPM”) pursuant to an agreement between State Street, BNY Mellon or JPM, as applicable, and each Fund. Each Fund pays a fee for these services. In addition, the Manager provides certain accounting services to each Fund and the Fund pays the Manager a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution and/or Shareholder Servicing Plans.”

Sub-Advisory Fee. The Manager of certain Funds has entered into one or more sub-advisory agreements (the “Sub-Advisory Agreements”) with the sub-adviser or sub-advisers identified in each such Fund’s prospectus (the “Sub-Adviser”) pursuant to which the Sub-Adviser provides sub-advisory services to the Manager with respect to the Fund. For information relating to the fees, if any, paid by the Manager to the Sub-Adviser pursuant to the Sub-Advisory Agreement for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

Organization of the Manager. BlackRock Advisors, LLC is a Delaware limited liability company and BlackRock Fund Advisors is a California corporation. Each Manager is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services.

Duration and Termination. Unless earlier terminated as described below, each Management Agreement and each Sub-Advisory Agreement will remain in effect for an initial two year period and from year to year thereafter if approved annually (a) by the Board of Directors or by a vote of a majority of the outstanding voting securities of a Fund and (b) by a majority of the Directors of the Fund who are not parties to such agreement or interested persons (as defined in the Investment Company Act) of any such party. Each Management Agreement automatically terminates on assignment and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

Other Service Arrangements

Administrative Services and Administrative Fee. Certain Funds have entered into an administration agreement (the “Administration Agreement”) with an administrator identified in the Fund’s Prospectus and Part I of the Fund’s Statement of Additional Information (each an “Administrator”). For its services to a Fund, the Administrator receives monthly compensation at the annual rate set forth in each applicable Fund’s prospectus. For information regarding any administrative fees paid by your Fund to the Administrator for the periods indicated, see “Management and Advisory Arrangements” in Part I of that Fund’s Statement of Additional Information.

For Funds that have an Administrator, the Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors of the Fund who are affiliated persons of the Administrator or any of its affiliates.

Duration and Termination of Administration Agreement. Unless earlier terminated as described below, each Administration Agreement will continue for an initial two year period and from year to year if approved annually (a) by the Board of Directors of each applicable Fund or by a vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Directors of the Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (in this capacity, the “Transfer Agent”), a subsidiary of The Bank of New York Mellon Corporation, acts as each Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”) with the Funds. Pursuant to the

Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays the Transfer Agent a fee for the services it receives based on the type of account and the level of services required. Each Fund reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs sponsored by the Manager or its affiliates. For purposes of each Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system. Effective July 1, 2010, the Transfer Agent ceased to be an affiliate of the Funds.

Independent Registered Public Accounting Firm. The Audit Committee of each Fund, the members of which are non-interested Directors of the Fund, has selected an independent registered public accounting firm for that Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund’s Prospectus and Part I of this SAI for information on your Fund’s independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the “Custodian”) of each Fund are provided on the inside back cover page of the Fund’s Prospectus. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

For certain Feeder Funds, the Custodian also acts as the custodian of the Master Portfolio’s assets.

With respect to certain Funds, under an arrangement effective January 1, 2010, on a monthly basis, the Custodian nets the Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund.

Accounting Services. Each Fund has entered into an agreement with State Street, BNY Mellon or JPM, pursuant to which State Street, BNY Mellon or JPM provides certain accounting and administrative services to the Fund. Each Fund pays a fee for these services. State Street, BNY Mellon or JPM provides similar accounting services to the Master LLCs. The Manager or the Administrator also provides certain accounting services to each Fund and each Fund reimburses the Manager or the Administrator for these services.

See “Management and Advisory Arrangements — Accounting Services” in Part I of each Fund’s Statement of Additional Information for information on the amounts paid by your Fund and, if applicable, Master LLC to State Street, BNY Mellon or JPM and the Manager or, if applicable, the Administrator for the periods indicated.

Distribution Expenses. Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the “Distribution Agreements”). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

Each Fund, the Manager, each Sub-Adviser and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of each Fund and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, each Fund and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). Each Board of Directors has approved the adoption by the Fund of the Policy, and employees of the Manager are responsible for adherence to the Policy. The Board of Directors provides ongoing oversight of the Fund’s and Manager’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so and appropriate confidentiality obligations are in effect.

•	Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

○	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value and market value;

○	for all securities, information such as quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date;

○	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

○

trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

•

Portfolio Characteristics: “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Commission (e.g., a fund annual report), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end). If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non- disclosure or confidentiality agreement and CCO approval*,**	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Money Market Funds

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

• Weekly portfolio holdings information released on the website at least one business day after week-end.

• Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

• Historical net asset values per share (“NAVs”) calculated based on market factors (e.g., marked to market)

• Percentage of fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7)

• Daily net inflows and outflows

• Yields, SEC yields, WAM, WAL, current assets

• Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Fund’s Board of Directors and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i) the preparation and posting of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii) the disclosure of the Fund’s Portfolio Holdings to third-party service providers not noted above; and

(iii) the disclosure of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund Portfolio Holdings to the following persons or entities:

1.	Fund’s Board of Directors and, if necessary, Independent Directors’ counsel and Fund counsel.

2.	Fund’s Transfer Agent.

3.	Fund’s Custodian.

4.	Fund’s Administrator, if applicable.

5.	Fund’s independent registered public accounting firm.

6.	Fund’s accounting services provider.

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch.

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data and iMoneyNet.

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.

Sponsors and consultants for pension and retirement plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions), Wilshire Associates and JPMorgan Chase Bank, N.A.

11.

Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBoxx Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.

Third-party feeder funds — Alight Money Market Fund, Alight Series Trust, Alight Financial Solutions LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds and their respective boards, sponsors, administrators and other service providers.

14.	Affiliated feeder funds — Treasury Money Market Fund (Cayman) and its board, sponsor, administrator and other service providers.

15.	Other — Investment Company Institute, Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors and State Street Bank and Trust Company.

With respect to each such arrangement, a Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Funds, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Funds and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Fund’s and Manager’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Fund’s CCO, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund — about which the Manager has Confidential Information. There can be no assurance, however, that the Fund’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

The PNC Financial Services Group, Inc. (“PNC”) has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC and BlackRock Fund Advisors, each of which is the investment adviser to certain Funds. BlackRock, Inc. and PNC are considered to be affiliated persons of one another under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock Fund Advisors, BlackRock, Inc. and their affiliates (collectively referred to in this section as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and banking and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implement a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts or funds.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock or an Affiliate. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients or clients of Affiliates (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or one or more Affiliates or other accounts managed or advised by BlackRock or its Affiliates for clients worldwide, and/or the internal policies of BlackRock and its Affiliates designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock and/or one or more Affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached. For example, the investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The liquidity of a Fund may be impacted by redemptions of the Fund by model-driven investment portfolios.

In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, these principals and employees may have obligations to such other entities or their clients and such obligations to other entities or clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock or its Affiliates, or, to the extent permitted by the Commission and applicable law, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with Affiliates on an arms-length basis.

To the extent authorized by applicable law, one or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel, which may have an adverse effect on the Funds.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

Lending on behalf of the Funds is done by BlackRock Investment Management, LLC (“BIM”) or BlackRock Institutional Trust Company, N.A. (“BTC”), each an affiliate of BlackRock, pursuant to SEC exemptive relief, enabling BIM or BTC, as applicable, to act as securities lending agent to, and receive a share of securities lending revenues from, the Funds. An Affiliate will receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as lending agent may have an incentive to increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro-rata allocation.

As part of its securities lending program, BlackRock indemnifies certain clients and/or funds against a shortfall in collateral in the event of borrower default. BlackRock’s Risk and Quantitative Analytics Group (“RQA”) calculates, on a regular basis, BlackRock’s potential dollar exposure to the risk of collateral shortfall upon counterparty default (“shortfall risk”) under the securities lending program for both indemnified and non-indemnified clients. On a periodic basis, RQA also determines the maximum amount of potential indemnified shortfall risk arising from securities lending activities (“indemnification exposure limit”) and the maximum amount of counterparty-specific credit exposure (“credit limits”) BlackRock is willing to assume as well as the program’s operational complexity. RQA oversees the risk model that calculates projected shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower counterparty credit characteristics. When necessary, RQA may further adjust other securities lending program attributes by restricting eligible collateral or reducing counterparty credit limits. As a result, the management of the indemnification exposure limit may affect the amount of securities lending activity BlackRock may conduct at any given point in time and impact indemnified and non-indemnified clients by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro-rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and counterparty credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds.

As discussed in the section below entitled “Portfolio Transactions and Brokerage — Transactions in Portfolio Securities,” BlackRock, unless prohibited by applicable law, may cause a Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union’s (the “EU”) Markets in Financial Instruments Directive (“MiFID II”), effective January 3, 2018, EU investment managers, including BlackRock International Limited (“BIL”) which acts as a sub-adviser to certain Funds, will pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers (including, without limitation, Affiliates, to the extent permitted by applicable law) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an

Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock or its Affiliates has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates reserve the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or other interests or in which an Affiliate makes a market. A Fund also may invest in securities of, or engage in transactions with, companies to which an Affiliate provides or may in the future provide research coverage. Such investments or transactions could cause conflicts between the interests of a Fund and the interests of BlackRock, other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock or of an Affiliate have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than  1⁄2 of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Pricing of Shares — Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Funds’ Board of Directors. When determining a “fair value price,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Information about accessing documents on the Commission’s website may be obtained by calling the Commission at (800) SEC-0330.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

To the extent permitted by applicable laws, BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may not serve as Authorized Participants in the creation and redemption of iShares exchange-traded funds, but may serve as Authorized Participants of third-party ETFs.

The custody arrangement described in “Management and Other Service Arrangements” may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with certain Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians and administrators) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock or its Affiliates own or have an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock or its Affiliates for the use of the systems. A Fund service provider’s payments to BlackRock or its Affiliates for the use of these systems may enhance the profitability of BlackRock and its Affiliates.

BlackRock’s or its Affiliates’ receipt of fees from a service provider in connection with the use of systems provided by BlackRock or its Affiliates may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, LLC and BlackRock Fund Advisors, in addition to those described in this section, may give rise to additional conflicts of interest.

PURCHASE OF SHARES

Most BlackRock-advised open-end funds offer multiple classes of shares under a plan adopted under Rule 18f-3 under the Investment Company Act. Investor A Shares are sold to investors choosing the initial sales charge alternative, except that Investor A Shares of Index Funds (defined below) and BlackRock Short Obligations Fund are generally not subject to an initial sales charge, and Investor C Shares are sold to investors choosing the deferred sales charge alternative. Investor P Shares are available only to certain investors purchasing shares of Funds through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer such shares. Institutional Shares are sold to certain eligible investors without a sales charge. Certain Funds offer Class R Shares, which are available only to certain employer-sponsored retirement plans and are sold without a sales charge. In addition, certain Funds offer Service Shares, BlackRock Shares and/or Class K Shares that are available only to certain eligible investors. Please see the appropriate Prospectus for your Fund to determine which classes are offered by your Fund and under what circumstances. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

The applicable offering price for purchase orders is based on the net asset value of a Fund next determined after receipt of the purchase order by a dealer or other financial intermediary (“Selling Dealer”) that has been authorized by the Distributor by contract to accept such orders. In addition, with respect to the affiliated underlying funds in which target date funds advised by BlackRock or its affiliates (“BlackRock Target Date Funds”) invest, the applicable offering price of each affiliated underlying fund is based on the net asset value of such affiliated underlying fund next determined after a purchase order is received, or deemed to be received upon receipt by a Selling Dealer, by the BlackRock Target Date Funds that allocate a portion of such purchase order to such affiliated underlying fund. As to purchase orders received by Selling Dealers or BlackRock Target Date Funds prior to the close of business on the New York Stock Exchange (“NYSE”) (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, including orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer or a BlackRock Target Date Fund before the close of business on the NYSE, such orders are deemed received on the next business day. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the Prospectuses, the order will be cancelled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the Transfer Agent.

The minimum investment for the initial purchase of shares is set forth in the prospectus for each Fund. The minimum initial investment for employees of a Fund, a Fund’s Manager, Sub-Advisers or BRIL or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Each Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any Fund at any time.

Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange shares of a Fund from one class of shares to another class of shares of the same Fund, provided that the exchanged shares are not subject to a contingent deferred sales charge and that shareholders meet eligibility requirements of the new share class.

Each Fund or the Distributor may suspend the continuous offering of the Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering the shares from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

The term “purchase,” as used in the Prospectus and this SAI, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by (i) any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign financial intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a financial intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

In-Kind Purchases. Payment for shares of a Fund may, at the discretion of BlackRock, be made in the form of securities that are permissible investments for the Fund and that meet the investment objective, policies and limitations of the Fund as described herein. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities: (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) be accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities; (iii) not be subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) be accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Institutional Shares

Institutional Shares may be purchased at net asset value without a sales charge. Only certain investors are eligible to purchase Institutional Shares. Investors who are eligible to purchase Institutional Shares should purchase Institutional Shares because they are not subject to any sales charge and have lower ongoing expenses than Investor A, Investor A1, Investor C, Investor C1,

Investor C2, Investor C3, Investor P, Class R or Service Shares. A Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of any Fund at any time.

Eligible Institutional Share Investors.

Institutional Shares of the Funds may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Certain of the Funds offer Institutional Shares as described in each such Fund’s Prospectus. In addition, the following investors may purchase Institutional Shares: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Bank of America Corporation (“BofA Corp.”), The PNC Financial Services Group Inc., Barclays PLC or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock; individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of a Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares (“Institutional Investors” include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations, and insurance company separate accounts); employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; investors of financial intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment; clients investing through financial intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000; clients of the trust departments of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of a Fund.

Purchase Privileges of Certain Persons. Employees, officers, directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., The PNC Financial Services Group Inc., or their respective affiliates; and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Institutional Shares at lower investment minimums than stated in each Fund’s prospectus. In addition, employees, officers, directors/trustees previously associated with PNC Global Investment Servicing (U.S.) Inc. in its capacity as the Funds’ former Transfer Agent and/or accounting agent, and who, prior to July 1, 2010, acquired Investor A Shares in a Fund without paying a sales charge based on a waiver for such persons previously in effect, may continue to buy Investor A Shares in such Fund without paying a sales charge. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund’s suitability standards.

Initial Sales Charge Alternative — Investor A Shares

Investors who prefer an initial sales charge alternative may elect to purchase Investor A Shares. Investor A1 Shares are offered only (i) for purchase by certain employer-sponsored retirement plans and fee-based programs that have been previously approved by certain Funds, and (ii) to certain investors who currently hold Investor A1 Shares for dividend and capital gain reinvestment only. The Investor A1 initial sales charge does not apply to the transactions described in (i) and (ii). For ease of reference, Investor A,

Investor A1 and Investor P (discussed below) Shares are sometimes referred to herein as “front-end load shares.” Investor A Shares of Index Funds (defined below) and BlackRock Short Obligations Fund generally are not subject to an initial sales charge or front-end load.

Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with investments in Investor C, Investor C1, Investor C2 and Investor C3 Shares (sometimes referred to herein as “CDSC shares”). Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Investor A Shares, because over time the accumulated ongoing service and distribution fees on CDSC shares may exceed the front-end load shares’ initial sales charge and service fee. Although some investors who previously purchased Institutional Shares may no longer be eligible to purchase Institutional Shares of other Funds, those previously purchased Institutional Shares, together with all BlackRock front-end load and CDSC share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing CDSC shares service and distribution fees will cause CDSC shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing front-end load shares’ service fees will cause Investor A, Investor A1, Investor P and Service Shares to have a higher expense ratio, pay lower dividends and have a lower total return than Institutional Shares.

See “Information on Sales Charges and Distribution Related Expenses — Investor A Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with Investor A and Investor A1 Shares for the periods indicated.

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times a Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling front-end load shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Initial Sales Charge — Investor P Shares

Certain Funds offer Investor P Shares as described in each such Fund’s Prospectus. Investor P Shares are available for purchase only through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer such shares and are subject to an initial sales charge. The ongoing frontend load shares’ service fees will cause Investor P Shares to have a higher expense ratio, pay lower dividends and have a lower total return than Investor A Shares of the same Fund.

See “Information on Sales Charges and Distribution Related Expenses” in Part I of each Fund’s SAI for information about amounts paid to the Distributor in connection with Investor P Shares for the periods indicated.

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times a Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling front-end load shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange shares of a Fund from one class of shares to another class of shares of the same Fund provided that the exchanged shares are not subject to a contingent deferred sales charge and that shareholders meet the eligibility requirements of the new share class. Certain sales load reductions and waivers may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s prospectus.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor A1, Investor B, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Institutional and Class K Shares in most BlackRock Funds and the investment in the BlackRock College Advantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares. Certain Funds employ a “passive” management approach and attempt to match the performance of a target index as closely as possible before the deduction of Fund expenses (“Index Funds”). Although Investor A Shares of Index Funds and BlackRock Short Obligations Fund generally are not subject to a sales charge, an investor’s existing Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Investor P and Institutional Shares in the Index Funds and BlackRock Short Obligations Fund may be combined with the amount of an investor’s current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge.

Letter of Intent. An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C, Investor P, Institutional and/or Class K Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund. The market value of current holdings in the BlackRock Funds (including Investor A, Investor B, Investor C, Investor P, Institutional and Class K Shares and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction. The investor must notify the Fund of (i) any current holdings in the BlackRock Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent. During the term of the Letter of Intent, the Fund will hold Investor A and/or Investor P Shares, as applicable, representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A and/or Investor P Shares, as applicable, held in escrow to pay the difference.

Placement Fees.

BlackRock may pay placement fees to dealers on purchases of Investor A and Investor P Shares of all Funds, which may depend on the policies, procedures and trading platforms of your financial intermediary.

Except as noted below these placement fees may be up to the following amounts for Investor A Shares:

$1 million but less than $3 million	0.50%

$3 million but less than $15 million	0.25%

$15 million and above	0.15%

With respect to BlackRock High Yield Bond Portfolio and BlackRock Core Bond Portfolio of BlackRock Funds II, BlackRock High Yield Bond Portfolio and BlackRock Core Bond Portfolio of BlackRock Funds V, BlackRock U.S. Mortgage Portfolio of Managed Account Series, BlackRock U.S. Mortgage Portfolio of Managed Account Series II, BlackRock Global Long/Short Credit Fund and BlackRock Alternative Capital Strategies Fund of BlackRock Funds, BlackRock Global Long/Short Credit Fund and BlackRock Alternative Capital Strategies Fund of BlackRock Funds IV, BlackRock CoreAlpha Bond Fund of BlackRock Funds III, BlackRock CoreAlpha Bond Fund of BlackRock Funds VI and BlackRock Strategic Global Bond Fund, Inc., the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.75%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to the BlackRock Inflation Protected Bond Portfolio of BlackRock Funds II and BlackRock Inflation Protected Bond Portfolio of BlackRock Funds V, the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.15%

$3 million but less than $15 million	0.10%

$15 million and above	0.05%

With respect to the BlackRock Emerging Markets Flexible Dynamic Bond Portfolio of BlackRock Funds II and BlackRock Emerging Markets Flexible Dynamic Bond Portfolio of BlackRock Funds V, the placement fees may be up to the following amounts:

$1 million but less than $3 million	1.00%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, the placement fees may be up to the following amounts:

$500,000 but less than $3 million	0.75%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to the Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. the placement fees may be up to the following amounts:

$250,000 and above	0.50%

With respect to the BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, BlackRock High Yield Municipal Fund and BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc. and BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, the placement fees may be up to the following amounts:

$250,000 but less than $4 million	1.00%

$4 million but less than $10 million	0.50%

$10 million and above	0.25%

With respect to BlackRock Total Return Fund of BlackRock Bond Fund, Inc., the placement fees may be up to the following amounts:

$250,000 but less than $3 million	0.75%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to Investor P Shares of iShares Municipal Bond Index Fund, a series of BlackRock FundsSM, the placement fees may be up to 0.15% on sales of Investor P Shares of $1,000,000 and above.

There are no placement fees for Investor P Shares of iShares U.S. Aggregate Bond Index Fund, a series of BlackRock Funds III.

For the tables above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II or BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V will result in a placement fee of up to 0.75% on the first $3 million and 0.50% on the final $1 million).

Other. The following persons may also buy Investor A or Investor P Shares without paying a sales charge: (a) certain employer-sponsored retirement plans (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs); (b) rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by financial intermediary firms provided the financial intermediary firm has entered into a Class A or Investor P Net Asset Value agreement, as applicable, with respect to such program with the Distributor; (c) insurance company separate accounts; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund; (e) persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution; (f) financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee; (g) state sponsored 529 college savings plans; and (h) persons involuntarily liquidated from a Fund, who within 60 days of liquidation buy new shares of another BlackRock Fund (but only up to the amount that was liquidated). The following persons associated with the Funds, the Fund’s Manager, Sub-Advisers, Transfer Agent, Distributor, fund accounting agents, Barclays PLC and their affiliates may buy Investor A or Investor P Shares of each of the Funds without paying a sales charge to the extent permitted by these firms including: (a) officers, directors and partners; (b) employees and retirees; (c) employees or registered representatives of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons (“immediate family members” shall be defined as the investor, the investor’s spouse or domestic partner, children, parents and siblings); and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d). Investors who qualify for any of these exemptions from the sales charge should purchase Investor A or Investor P Shares. The availability of Investor A or Investor P Shares sales charge waivers may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

If you invest $1,000,000 ($250,000 for BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more in Investor A or Investor P Shares, as applicable, you may not pay an initial sales charge. However, if you redeem your Investor A or Investor P Shares, as applicable, within eighteen months after purchase, you may be charged a deferred sales charge. The deferred sales charge on Investor A or Investor P Shares, as applicable, is not charged in connection with: (a) redemptions of Investor A or Investor P Shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1⁄2 from IRA and 403(b)(7) accounts; (d) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006; (e) redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or its affiliates; (f) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor A or Investor P Shares; (g) involuntary redemptions of Investor A or Investor P Shares in accounts with low balances; (h) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (i) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (j) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

With respect to certain employer-sponsored retirement plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more of Investor A or Investor P Shares. This may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Investor A and Investor P Shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a foreign registered investment company advised by BlackRock or its affiliates to a U.S. registered BlackRock-advised fund.

Acquisition of Certain Investment Companies. Investor A and Investor P Shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Investor A, Investor A1 or Investor P Shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Manager from time to time.

Deferred Sales Charge Alternative — Investor C Shares

Investors choosing the deferred sales charge alternative should consider Investor C Shares if they are uncertain as to the length of time they intend to hold their assets in a Fund. If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. A Fund will not accept a purchase order of $500,000 or more for Investor C Shares (may be lower on funds that have set a lower breakpoint for NAV). Your financial intermediary may set a lower maximum for Investor C Shares.

If you select Investor C, Investor C1, Investor C2 or Investor C3 Shares, you do not pay an initial sales charge at the time of purchase. Investor C1, Investor C2 and Investor C3 Shares are offered only (i) for purchase by certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds, and (ii) to certain investors who currently hold Investor C1, Investor C2 or Investor C3 Shares for dividend and capital gain reinvestment.

The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. CDSC shares are subject to ongoing service fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in CDSC shares.

BlackRock compensates financial advisers and other financial intermediaries for selling CDSC shares at the time of purchase from its own funds. Proceeds from the CDSC (as defined below) and the distribution fee are paid to the Distributor and are used by the Distributor to defray the expenses of securities dealers or other financial intermediaries related to providing distribution-related services to each Fund in connection with the sale of the CDSC shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the CDSC shares without a sales charge being deducted at the time of purchase. See “Distribution and/or Shareholder Servicing Plans” below. Imposition of the CDSC and the distribution fee on CDSC shares is limited by the NASD asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Dealers will generally immediately receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund’s Distribution and Service Plan. Dealers may not receive a commission in connection with sales of Investor C, Investor C1, Investor C2 or Investor C3 Shares to certain employer-sponsored retirement plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Amended and Restated Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1 and Investor P Shares. These may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Contingent Deferred Sales Charge — Investor C Shares

Investor C, Investor C1, Investor C2 and Investor C3 Shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. The CDSC does not apply to redemptions of Investor C1, Investor C2 and Investor C3 Shares by certain employer-sponsored retirement plans and to redemptions of Investor C1, Investor C2 and Investor C3 Shares acquired through the reinvestment of dividends and capital gains by existing shareholders. In determining whether an Investor C Shares CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price of Investor C Shares. In addition, no CDSC will be assessed on Investor C Shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

See “Information on Sales Charges and Distribution Related Expenses — Investor C Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with CDSC shares for the periods indicated.

Investor C Shares — Contingent Deferred Sales Charge Waivers and Reductions

The CDSC on Investor C, Investor C1, Investor C2 and Investor C3 Shares is not charged in connection with: (1) redemptions of Investor C, Investor C1, Investor C2 and Investor C3 Shares purchased through certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds and rollovers of current investments in the Fund through such plans; (2) exchanges described in “Exchange Privilege” below; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006; (5) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (6) redemptions in connection with a shareholder’s death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor C, Investor C1, Investor C2 or Investor C3 Shares; (7) withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares; (8) involuntary redemptions of Investor C, Investor C1, Investor C2 or Investor C3 Shares in accounts with low balances as described in “Redemption of Shares” below; (9) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (10) redemptions related to the payment of BNY

Mellon Investment Servicing Trust Company custodial IRA fees; and (11) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor C, Investor C1, Investor C2 or Investor C3 Shares acquired through the reinvestment of dividends or distributions.

Certain CDSC waivers and reductions on Investor C Shares may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s prospectus.

Class R Shares

Certain of the Funds offer Class R Shares as described in each such Fund’s Prospectus. Class R Shares are available only to certain employer-sponsored retirement plans. Class R Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing distribution fee of 0.25% per year and an ongoing service fee of 0.25% per year. Distribution fees are used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion. Service fees are used to compensate securities dealers and other financial intermediaries for service activities.

If Class R Shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of one of the other share classes.

Class K Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s Distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s Distributor to purchase such shares, (iv) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s Distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (v) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016. The agreement referenced in (iv) above shall appear in a supplemental agreement to any selling, sub-transfer agent, or distribution and marketing agreement.

Class K Shares of the Fund are also available to employees, officers and directors/trustees of BlackRock, Inc. and BlackRock Funds and immediate family members of such persons, if they open an account directly with BlackRock. Eligible individuals who would like to convert existing holdings to Class K Shares must contact BlackRock.

Service Shares

Certain Funds offer Service Shares, which are available only to certain investors, including: (i) certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers; (ii) certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996; and (iii) participants in the Capital DirectionsSM asset allocation program. Service Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing service fee as set forth in the applicable Fund’s prospectus.

BlackRock Shares

Certain Funds offer BlackRock Shares, which are available only to certain investors. BlackRock Shares are offered without a sales charge to institutional and individual investors, registered investment advisers and certain fee-based programs.

Distribution and/or Shareholder Servicing Plans

Each Fund has adopted a plan (each, a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to certain share classes that allows the Fund to pay distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders.

Pursuant to the Plans, a Fund may pay BRIL and/or BlackRock, or any other affiliate or significant shareholder of BlackRock, fees for distribution and sales support services with respect to Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Service and Class R Shares. Currently, as described further below, only Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares bear the expense of distribution fees under a Plan.

Each Fund has entered into a distribution agreement with BRIL under which BRIL, as agent, offers shares of each Fund on a continuous basis. BRIL has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. BRIL’s principal business address is 40 East 52nd Street, New York, NY 10022. BRIL is an affiliate of BlackRock.

Pursuant to the Plans, each Fund may also pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL, PNC and their affiliates) (collectively, “Service Organizations”) for certain support services rendered by Service Organizations to their customers (“Customers”) who are the beneficial owners of Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Service and Class R Shares of a Fund. Such services are intended to supplement the services provided by the Fund’s Administrators and Transfer Agent to the Fund’s shareholders of record.

The support services provided by Service Organizations are general shareholder liaison services, which include, but are not limited to: (i) answering Customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. The shareholder servicing fees payable pursuant to the Plans are paid to compensate Service Organizations for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Payments under the Plans are based on a percentage of average daily net assets attributable to the shares in the applicable share class regardless of the amount of expenses incurred. As a result, payments under the Plans may be more or less than expenses incurred in connection with providing distribution and/or shareholder services with respect to the related class. Information with respect to the payments under the Plans and expenses incurred in providing services with respect to the related class is presented to the Directors for their consideration quarterly. Payments under the Plans consist of the shareholder servicing fees and the distribution fees. Expenses with respect to providing distribution and/or shareholder services with respect to a class may consist of Service Organization financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses. Payments under the Plans with respect to one class will not be used to finance the expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Each Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving a Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders. The Plan provides, among other things, that: (i) the Board of Directors shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Directors, including the directors who are not “interested persons” of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the “12b-1 Directors”), acting in person at a meeting called for said purpose in accordance with Rule 12b-1 under the Investment Company Act; (iii) any material amendment thereto must be approved by the Board of Directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the Board of Directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; and (v) while the Plan remains in effect, the selection and nomination of the Fund’s Directors who are not “interested persons” of the Fund shall be committed to the discretion of the Fund’s non-interested Directors. Rule 12b-1 further requires that each Fund preserve copies of each Plan and any report made pursuant to such Plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

Each Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Directors, or by vote of the holders of a majority of the shares of such class.

See “Distribution Related Expenses” in Part I of each Fund’s SAI for information relating to the fees paid by your Fund to the Distributor under each Plan during the Fund’s most recent fiscal year.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) imposes a limitation on certain asset-based sales charges such as the distribution fee borne by Class R Shares, and the distribution fee and the CDSC borne by the Investor C Shares. This limitation does not apply to the shareholder servicing fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Investor C and Class R Shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). See Part I, Section V “Information on Sales Charges and Distribution Related Expenses” of each Fund’s SAI for comparative information as of your Fund’s most recent fiscal year end with respect to, if applicable, the Investor C and Class R Shares of your Fund.

Other Payments by the Fund

In addition to shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock

From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund, for services to a Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. These payments, which are not made pursuant to a Plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of Customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, Customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments. Such payments may be different for different Service Organizations and for different types of Funds.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its Customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s Customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their Customers. In these situations, a Fund may not maintain accounts in the name of the Customers and Service Organizations may perform some of the functions for these Customers’ accounts that the Transfer Agent would have performed if the accounts had been in the Customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the Transfer Agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

BlackRock has entered into an arrangement with PNC Bank whereby PNC Bank provides administration services to certain Funds for the assets it holds in such Funds, and BlackRock and/or the Funds in return pays monthly fees to PNC Bank. These fees, which are subject to negotiation, will not exceed 0.07% for assets in certain money market funds, 0.20% for assets in certain fixed income funds, 0.25% for assets in certain equity funds and 0.05% for assets in certain index funds.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Funds, such as statistical information regarding sales of the Funds, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Group, Inc.

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American Fidelity Assurance Company

American Fidelity Securities, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

AXA Advisors, LLC

AXA Equitable Life Insurance Company

Bank of America, N.A.

Bank of New York Mellon, The

Barclays Capital Inc.

BB&T Retirement & Institutional Services

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BOKF, N.A.

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Charles Schwab Bank

Chicago Mercantile Exchange Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

Credit Suisse Securities (USA) LLC

CSC Trust Company of Delaware

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Hawaiian Bank

First Mercantile Trust Company

First MetLife Investors Insurance Company

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Girard Securities, Inc.

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great-West Financial Retirement Plan Services, LLC

Great-West Life & Annuity Insurance Company

Great-West Life & Annuity Insurance Company of New York

Guardian Insurance & Annuity Company, Inc., The

GWFS Equities, Inc.

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Investment Company, The

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

INVEST Financial Corporation

Investment Centers of America, Inc.

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Ladenburg Thalmann Advisor Network LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Mercer HR Services, LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

MetLife Insurance Company USA

Metropolitan Life Insurance Company

Mid Atlantic Capital Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

National Planning Corporation

National Planning Holdings, Inc.

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEX Treasury Limited

Northbrook Bank & Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Pershing LLC

PFPC Inc.

PFS Investments Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Primerica Shareholder Services, Inc.

Principal Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Robert W Baird & Co Incorporated

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Saturna Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

SII Investments, Inc.

Silicon Valley Bank

Standard Insurance Company

State Street Global Markets, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SunTrust Bank

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life Insurance Company

Talcott Resolution Life and Annuity Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade Trust Company

TD Ameritrade, Inc.

Teachers Insurance and Annuity Association of America

TIAA-CREF Tuition Financing, Inc.

Transamerica Advisors Life Insurance Company

Transamerica Financial Life Insurance Company

Treasury Brokerage

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York, The

VALIC Retirement Services Company

Vanguard Group, Inc., The

Vanguard Marketing Corporation

Venerable Insurance and Annuity Company

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares exchange traded funds and other exchange traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to Customers of Service Organizations and the retention of those investments by such Customers. To the extent Service

Organizations sell more shares of a Fund or retain shares of a Fund in their Customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their Customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

REDEMPTION OF SHARES

Shares normally will be redeemed for cash upon receipt of a request in proper form, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances (valued in the same way as they would be valued for purposes of computing a Fund’s NAV), in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities and other assets selected from the Fund’s portfolio holdings at its discretion. In-kind payment means payment will be made in portfolio securities and other assets rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities and other assets to cash. In an in-kind redemption, a pro-rata portion of a Fund’s portfolio holdings will generally be distributed to the redeeming shareholder, but an Index Fund may, under certain circumstances, deviate from pro-rata redemption if the securities and other assets to be distributed are deemed to be a fair representation of portfolio holdings and the interests of the remaining shareholders in the Index Fund are not diluted. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

Each Fund, with other investment companies advised by the Manager, has entered into a joint committed line of credit with a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

Each Fund may also borrow from another Fund pursuant to the Interfund Lending Program in order to meet redemption requests, to the extent permitted by the Fund’s investment policies and restrictions, as set forth in Part I of the Fund’s SAI, and subject to the conditions of the IFL Order, as described above under “Investment Risks and Considerations — Interfund Lending Program.”

Each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. Each Fund reserves the express right to redeem shares of the Fund involuntarily at any time if the Fund’s Board determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund.

Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Redemption

Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Institutional and Class R Shares

Redeem by Telephone: You may sell Investor Shares, excluding Investor P Shares, held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House Network (“ACH”) or wire transfer. Certain redemption requests, such as those in excess of these amounts, and those where (i) the Fund does not have verified banking information on file; or (ii) the proceeds are not paid to the record owner at the record address, must be in writing with a medallion signature guarantee provided by any “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. The three recognized medallion programs are Securities Transfer Agent Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees which are not a part of these programs will not be accepted. A notary public seal will not be acceptable. Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. A Fund, its Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) a Fund does not have verified information on file, (iv) the request is by an individual other than the accountholder of record, (v) the account is held by joint tenants who are divorced, (vi) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (vii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redemption orders for Institutional Shares placed prior to 4:00 p.m. (Eastern time) on a business day will be priced at the NAV determined that day. If redemption orders are received by 4:00 p.m. (Eastern time) on a business day, payment for redeemed Institutional Shares will normally be wired in Federal Funds on the next business day. If the Federal Reserve Bank of Philadelphia is not open on the business day following receipt of the redemption order, the redemption order will be accepted and processed the next succeeding business day when the Federal Reserve Bank of Philadelphia is open, provided that the Fund’s custodian is also open for business.

Redeem by VRU: Investor Shares, excluding Investor P Shares, may also be redeemed by use of a Fund’s automated voice response unit service (“VRU”). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: Investor Shares, excluding Investor P Shares, may also be redeemed by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019. Redemption requests delivered other than by mail should be sent to BlackRock, 4400 Computer Drive, Westborough, Massachusetts 01588. If you hold share certificates issued by your Fund, the letter must be accompanied by certificates for the shares. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Redemptions of Investor P Shares and Class K Shares may be made in the manner and amounts described in the Prospectuses.

The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which delay will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your financial intermediary.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributor by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC). However, Selling Dealers may charge a processing fee in connection with such transactions. In addition, securities firms that do not have selected dealer agreements with the Distributor may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege — Investor A and Investor P Shares

Upon redemption of Investor A, Investor A1, Investor P or Institutional Shares, as applicable, shareholders may reinvest all or a portion of their redemption proceeds (after paying any applicable CDSC) in Investor A or Investor P Shares of the same or another BlackRock fund without paying a front-end sales charge. This right may be exercised within 90 days of the redemption, provided that the Investor A or Investor P Shares, as applicable, of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received in good order. To exercise this privilege, the Transfer Agent must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax advisor concerning the tax consequences of exercising this reinstatement privilege.

SHAREHOLDER SERVICES

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund by calling the telephone number on the cover page, or from the Distributor, your financial adviser, your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an “Investment Account”) you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a selected securities dealer or other financial intermediary. If you transfer shares out of an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from a selected securities dealer or other financial intermediary to another securities dealer or other financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not. In the interest of economy and convenience and because of the operating procedures of each Fund, share certificates will not be issued physically. Shares are maintained by each Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

If you are considering transferring a tax-deferred retirement account, such as an individual retirement account, from one selected securities dealer to another securities dealer or other financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original selected securities dealer for those shares.

Exchange Privilege

U.S. shareholders of Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Class K and Institutional Shares of each Fund have an exchange privilege with certain other Funds. However, Investor A1, Investor C1, Investor C2 and Investor C3 Shares may only exchange out. The minimum amount for exchanges of Investor class shares is $1,000, although you may exchange less than $1,000 if you already have an account in the Fund into which you are exchanging. You may only exchange into a share class and a Fund that are open to new investors or in which you have a current account if the class or fund is closed to new investors. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for U.S. federal income tax purposes.

Exchanges of Investor A, Investor A1, Investor P, Class K and Institutional Shares. Institutional Shares are exchangeable with Institutional Shares of other Funds. Investor A and Investor A1 Shares are exchangeable for Investor A Shares of other Funds to the extent such shares are offered by your Financial Intermediary. Investor P Shares are exchangeable for Investor P Shares of other funds, to the extent such shares are offered by your Financial Intermediary. Class K Shares are exchangeable for Class K Shares of other Funds.

Exchanges of Institutional Shares outstanding for Institutional Shares of a second fund or for shares of a money market fund are effected on the basis of relative net asset value per Institutional Share. Exchanges of Investor A or Investor A1 Shares outstanding (“outstanding Investor A Shares”) for Investor A Shares of a second fund, or for shares of a money market fund (“new Investor A Shares”) are effected on the basis of relative net asset value per share. Exchanges of Investor P Shares outstanding for Investor P Shares of a second fund are effected on the basis of relative net asset value per share. Exchanges of Class K Shares outstanding for Class K Shares of a second fund, or for shares of a money market fund are effected on the basis of relative net asset value per share.

Exchanges of Investor C, Investor C1, Investor C2 and Investor C3 Shares. Shareholders of certain Funds with Investor C, Investor C1, Investor C2 and Investor C3 Shares outstanding (“outstanding Investor C Shares”) may exchange their shares for Investor C Shares of a second fund (“new Investor C Shares”) or for shares of a money market fund (“new money market fund Shares”) on the basis of relative net asset value per share, without the payment of any CDSC. Certain funds impose different CDSC schedules. For purposes of computing the CDSC upon redemption of new Investor C Shares or new money market fund Shares, as applicable, the time you held both the exchanged Investor C Shares and the new Investor C Shares or new money market fund Shares will count towards the holding period of the new Investor C Shares or new money market fund Shares.

Exchanges of Service Shares. Service Shares can be exchanged for Service Shares of Funds that are covered by selected dealer agreements with the Distributor.

Exchanges for Shares of a Money Market Fund. You may exchange any class of Investor shares, excluding Investor P Shares, for shares of an affiliated money market fund. If you exchange into BlackRock Summit Cash Reserves Fund (“Summit”), a series of BlackRock Financial Institutions Series Trust, you will receive one of two classes of shares: exchanges of Investor A, Investor A1 and Institutional Shares of a Fund will receive Investor A Shares of Summit and exchanges of Investor C, Investor C1, Investor C2 and Investor C3 Shares of a Fund will receive Investor B Shares of Summit. You may exchange Investor A Shares of Summit back into Investor A or Institutional Shares of a Fund, if you are eligible to hold such shares. You may exchange Investor B Shares of Summit back into Investor C Shares of a Fund and, in the event of such an exchange, the period of time that you held Investor B Shares of Summit will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC. Investor B Shares of Summit are subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Investor B Shares. Exchanges of Investor C Shares of a money market fund other than Summit for Investor C Shares of a Fund will be exercised at net asset value. However, a CDSC may be charged in connection with any subsequent redemption of the Investor C Shares of the Fund received in the exchange. In determining the holding period for calculating the CDSC payable on redemption of Investor C Shares of the Fund received in the exchange, the holding period of the money market fund Investor C Shares originally held will be added to the holding period of the Investor C Shares acquired through exchange.

Exchanges by Participants in Certain Programs. The exchange privilege may be modified with respect to certain participants in mutual fund advisory programs and other fee-based programs sponsored by the Manager, an affiliate of the Manager, or selected securities dealers or other financial intermediaries that have an agreement with a Distributor. See “Fee-Based Programs” below.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser or the Transfer Agent, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

A shareholder who wishes to make an exchange may do so by sending a written request to the Fund c/o the Transfer Agent at the following address: P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For U.S. federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

The Funds reserve the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Funds reserve the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders.

The Funds, the Administrators and BRIL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds, the Administrators and BRIL will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund (other than a Municipal Fund) and certain of the other mutual funds sponsored by the Manager or its affiliates as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from U.S. federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

Investor Share shareholders and certain Service Share shareholders who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 may arrange for periodic investments in that Fund through automatic deductions from a checking or savings account. The minimum pre-authorized investment amount is $50. If you buy shares of a Fund through certain accounts, no minimum charge to your bank account is required. Contact your financial adviser or other financial intermediary for more information.

Automatic Dividend Reinvestment Plan

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Fund unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to the Transfer Agent, and will become effective with respect to dividends paid after its receipt by the Transfer Agent.

Systematic Withdrawal Plans

Shareholders may receive regular distributions from their accounts via a Systematic Withdrawal Plan (“SWP”). Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Fund. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day is not a business day, on the prior business day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762. Purchases of additional Investor A or Investor P Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No CDSC will be assessed on redemptions of Investor C, Investor C1, Investor C2 or Investor C3 Shares made through the SWP that do not exceed 12% of the original investment on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor C, Investor C1, Investor C2 or Investor C3 Shares will not be subject to the CDSC if they do not exceed 1% (monthly), 3% (quarterly) and 6% (semi-annually), respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor C, Investor C1, Investor C2 or Investor C3 Shares in excess of this limit are still subject to the applicable CDSC.

For this reason, a shareholder may not participate in the Automatic Investment Plan described above (see “How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus) and the SWP at the same time.

Dividend Allocation Plan

The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from any Eligible Fund (which means funds so designated by the Distributor from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

PRICING OF SHARES

Determination of Net Asset Value

Valuation of Shares. The net asset value for each class of shares of each Fund is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open.

Valuation of securities held by each Fund is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”)

are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Fund values such security, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

Fixed-Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager and/or Sub-Adviser determine such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Underlying Funds. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information

In determining the market value of portfolio investments, the Fund may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

All cash, receivables and current payables are carried on each Fund’s books at their face value.

Prices obtained from independent third-party pricing services, broker-dealers or market makers to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by the Fund’s Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Fund’s Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Fair Value. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities of the Funds. The pricing of all Fair Value Assets is subsequently reported to the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Board of Directors, BlackRock is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BlackRock generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including a Fund. In return for such services, BlackRock may cause a Fund to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.

In the case of Feeder Funds, because each Feeder Fund generally invests exclusively in beneficial interests of a Master Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Portfolio.

In selecting brokers or dealers to execute portfolio transactions, the Manager and sub-advisers seek to obtain the best price and most favorable execution for a Fund, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BlackRock’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BlackRock’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances and, if applicable, subject to the restrictions of MiFID II as described further below, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

BlackRock, unless prohibited by applicable law, may participate in client commission arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. BlackRock believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BlackRock will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e) and MiFID II. Under MiFID II, EU investment managers, including BIL, will pay for any research out of their own resources and not through soft dollars or commission sharing arrangements. BlackRock regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BlackRock views as impactful to its trading results.

BlackRock, unless prohibited by applicable law, may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BlackRock by the broker-dealer) and execution or brokerage services within applicable rules and BlackRock’s policies to the extent that such permitted services do not compromise BlackRock’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

Research-oriented services for which BlackRock, unless prohibited by applicable law, might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases, BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Effective January 3, 2018 under MiFID II, investment managers in the EU, including BIL, will no longer be able to use soft dollars to pay for research from brokers. Investment managers in the EU will be required to either pay for research out of their own profit and loss or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. MiFID II will restrict the use of soft dollars by sub-advisers to the Funds located in the EU, such as BIL, if applicable. BIL will pay for any research out of its own resources and not through soft dollars or commission sharing arrangements.

Payments of commissions to brokers who are affiliated persons of the Fund, or the Master Portfolio with respect to the Feeder Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the Investment Company Act. Subject to policies established by the Board of Directors of the Master Portfolio, BlackRock is primarily responsible for the execution of the Master Portfolio’s portfolio transactions and the allocation of brokerage.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Fund’s portfolio strategies.

See “Portfolio Transactions and Brokerage” in the Statement of Additional Information for information about the brokerage commissions paid by your Fund, including commissions paid to affiliates, if any, for the periods indicated.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board of Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Fund are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Fund intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the Commission. As a result, the portfolio turnover rates of a Money Market Fund will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Fund, the turnover rates should not adversely affect the Fund’s net asset values or net income.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The Manager or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for each Fund and for other investment accounts managed by the Manager or sub-advisers are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in a Fund receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BlackRock is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BlackRock to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, BlackRock may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, PNC, BRIL or any affiliated person (as defined in the Investment Company Act) thereof is a member except pursuant to procedures adopted by the Board of Directors in accordance with Rule 10f-3 under the Investment Company Act. In no instance will portfolio securities be purchased from or sold to BlackRock, PNC, BRIL or any affiliated person of the foregoing entities except as permitted by Commission exemptive order or by applicable law.

Portfolio Turnover

While a Fund generally does not expect to engage in trading for short-term gains, it will effect portfolio transactions without regard to any holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in each Fund’s prospectus. Each Fund also intends to distribute all net realized capital gains, if any, as set forth in such Fund’s prospectus. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with U.S. federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If, in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see “Shareholder Services — Automatic Dividend Reinvestment Plan.” Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on front-end load shares, CDSC shares and Service Shares will be lower than the per share dividends on Institutional Shares as a result of the service, distribution and higher transfer agency fees applicable to CDSC shares, the service fees applicable to front-end load shares and Service Shares, and the service and distribution fees applicable to Class R Shares. Similarly, the per share dividends on CDSC shares and Class R Shares will be lower than the per share dividends on front-end load shares and Service Shares as a result of the distribution fees and higher transfer agency fees applicable to CDSC shares and the distribution fees applicable to Class R Shares, and the per share dividends on CDSC shares will be lower than the per share dividends on Class R Shares as a result of the higher distribution fees and higher transfer agency fees applicable to CDSC shares.

Taxes

Each Fund intends to continue to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to U.S. federal income tax on the part of its investment company taxable income and net realized capital gains that it distributes to its shareholders in years in which it distributes at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest income, if any, for the year. To qualify as a RIC, a Fund must meet certain requirements regarding the source of its income and the composition and diversification of its assets. See Part II, “Investment Risks and Considerations — Investment Restrictions (All Funds)” for a discussion of the asset diversification requirements. In the case of a Feeder Fund, such Fund may look to the underlying assets of the Master Portfolio in which it has invested for purposes of satisfying the asset diversification requirement and various other requirements of the Code applicable to RICs.

A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. A Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Each Fund intends to distribute substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, notwithstanding the availability of certain relief provisions, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for taxation at a reduced tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, a Municipal Fund’s distributions derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt interest. Each Fund that is a series of a RIC that consists of multiple series is treated as a separate corporation for U.S. federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one series of a RIC do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series. In the following discussion, the term “Fund” means each individual series, if applicable.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, at least 98% of its ordinary income, determined on a calendar year basis, and at least 98.2% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that a sufficient amount of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (including gains or losses from certain transactions in futures and options) (“capital gain dividends”) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular U.S. federal income tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to a non-corporate shareholder may be taxable to such shareholder at long-term capital gain rates provided the shareholder has held the shares on which the dividend was paid for at least 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend (or, in the case of certain accumulated dividends with respect to preferred stocks, the shareholder has held the shares on which the dividend was paid for at least 91 days during the 181-day period that begins on the date that is 90 days before the date on which the shares become ex-dividend with respect to such dividend). However, to the extent a Fund’s distributions are derived from income on debt securities, certain types of preferred stock treated as debt for U.S. federal income tax purposes and short-term capital gains, such distributions will not constitute “qualified dividend income.” In addition, distributions that are derived from securities lending income, such as substitute dividend payments, will not constitute “qualified dividend income.”

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates.

A Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) is not subject to the 90% distribution requirement for taxation as a RIC, described above. If a Fund retains net capital gain, it is subject to tax on that gain, and may designate the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who will be required to include in income, as long-term capital gain, their proportionate shares of such undistributed net capital gain, will be deemed to have paid and may claim as a credit against their U.S. federal income tax liability (and as a refund to the extent it exceeds that liability) their proportionate shares of the tax paid by the Fund on that gain, and shall increase the tax basis of their shares in the Fund by the excess of the amount included in income over the amount allowed as a credit against their taxes.

Distributions in excess of a Fund’s current and accumulated earnings and profits will first reduce the adjusted tax basis of a holder’s shares and after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Distributions in excess of a Fund’s minimum distribution requirements (or taxable income) but not in excess of a Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. A Fund’s capital loss carryovers, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits even if such carryforwards reduce current year realized gains. In the case of a Fund with a non-calendar taxable year, a Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared. In the case of a Fund with a non-calendar taxable year, if the Fund reports more capital gain dividends than it earns in such taxable year, then the Fund will reduce the amounts reported as capital gains. Where possible, such reduction will first be allocated to dividends made after December 31 of such taxable year. A Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. This may have the effect of increasing the amount of dividends otherwise includible in the shareholder’s income with respect to the current taxable year.

If a shareholder of a Fund exercises an exchange privilege within 90 days of acquiring the shares of a Fund, but on or before January 31 of the following year, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these new cost basis reporting requirements apply to them. For shares of a Fund acquired before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Certain Funds may invest in derivative contracts such as options, futures contracts, forward contracts and swap agreements. The U.S. federal income tax treatment of a derivative contract may not be as favorable as a direct investment in the underlying security and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, certain other dates as prescribed under the Code) are generally “marked-to-market,” and unrealized gains or losses are treated as though they were realized, which may increase the amount that must be distributed to meet distribution requirements and avoid the excise tax. In addition, the tax treatment of certain derivative contracts, such as swap agreements, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. If such future guidance limits the Fund’s ability to use derivatives, the Fund may have to find other ways of achieving its investment objectives.

A provision added to the Code by the Dodd-Frank Wall Street Reform and Consumer Protection Act clarifies that certain swap agreements, including exchange-traded swap agreements, are treated as notional principal contracts rather than as section 1256 contracts. This can affect the type of income earned by such swap agreements. Although all of the income on a notional principal contract is ordinary income, only some of the income on a section 1256 contract is short-term capital gain, which is generally taxable at ordinary income rates. The rest is long-term capital gain, which may be taxable at more favorable rates than ordinary income. Recently proposed regulations interpret what types of swap agreements are to be treated as notional principal contracts rather than as section 1256 contracts. When finalized, these regulations could result in the Fund having to treat more of its income on swap agreements and more of the distributions made to shareholders as ordinary income and less as long-term capital gains.

Certain Funds may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the stated redemption price of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities (other than pass-through entities to the extent owned by U.S. persons) generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Capital gain dividends paid to shareholders that are nonresident aliens or foreign entities, if and to the extent properly reported as capital gain dividends, generally will not be subject to a 30% withholding tax, unless certain exceptions apply. Dividends derived by a RIC from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresident aliens or foreign entities, if and to the extent properly reported as “short-term capital gain dividends” or “interest-related dividends”, respectively, generally will not be subject to U.S. withholding tax. Where possible, the Funds intend to report such dividends as interest-related dividends or short-term capital gain dividends. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be reported as interest-related dividends or short-term capital gain dividends under these rules.

Distributions to certain foreign shareholders by a Fund at least 50% of the assets of which are “U.S. real property interests” (as defined in the Code and Treasury regulations) at any time during the five-year period ending on the date of the distributions, to the extent the distributions are attributable to gains from sales or exchanges of U.S. real property interests (including shares in certain “U.S. real property holding corporations” such as certain REITs, although exceptions may apply if any class of stock of such a corporation is regularly traded on an established securities market and the Fund has held no more than 5% of such class of stock at any time during the five-year period ending on the date of the distributions), generally must be treated by such foreign shareholders as income effectively connected to a trade or business within the United States, which is generally subject to tax at the graduated rates applicable to U.S. shareholders, except for distributions to foreign shareholders that held no more than 5% of any class of stock of the Fund at any time during the previous one-year period ending on the date of the distributions. Such distributions may be subject to U.S. withholding tax and may require a foreign shareholder to file a U.S. federal income tax return. In addition, sales or redemptions of shares held by certain foreign shareholders in such a Fund generally will be subject to U.S. withholding tax and generally will require the foreign shareholder to file a U.S. federal income tax return, although exceptions may apply if more than 50% of the value of the Fund’s shares are held by U.S. shareholders or the foreign shareholder selling or redeeming the shares has held no more than 5% of any class of stock of the Fund at any time during the five-year period ending on the date of the sale or redemption.

Provided that more than 50% of the value of a Fund’s stock is held by U.S. shareholders, redemptions and other distributions made in the form of U.S. real property interests (including shares in certain “U.S. real property holding corporations”, although exceptions may apply if any class of stock of such a corporation is regularly traded on an established securities market and the Fund has held no more than 5% of such class of stock at any time during the five-year period ending on the date of the distribution) generally will cause the Fund to recognize a portion of any unrecognized gain in the U.S. real property interests equal to the product of (i) the excess of fair market value of such U.S. real property interests over the Fund’s adjusted bases in such interests and (ii) the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of distribution.

Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Under certain provisions of the Code, some shareholders may be subject to a 24% withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability, provided that the required information is timely forwarded to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in any combination of taxable years), the shareholder must file a disclosure statement on IRS Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends and interest received and capital gains realized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund more than 50% by value of the assets of which at the close of a taxable year are foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and certain tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if a Fund fails to do so, it will not be able to “pass through” to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that a Fund engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit for those taxes. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit.

Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification from the special treatment afforded RICs under the Code.

A Fund may take certain positions through a wholly-owned (or majority-owned), foreign subsidiary (the “Subsidiary”). It is expected that the Subsidiary will be a “controlled foreign corporation” and that all of its net income will be “subpart F income” for U.S. federal income tax purposes. If that is the case, the Fund will be required to report all of the Subsidiary’s net income as ordinary income regardless of whether that income would be treated differently (for example, as capital gain) at the Subsidiary level and regardless of whether that income is distributed to the Fund. (Previously taxed income will not, however, be taxable again when distributed.) In order to qualify as a RIC, at least 90% of the Fund’s gross income for the taxable year must be qualifying income. The IRS has proposed regulations that if finalized in current form would specify that a subpart F income inclusion for U.S. federal income tax purposes will be treated as qualifying income only to the extent that the Subsidiary makes distributions out of its earnings and profits in the same taxable year. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s other income. It is not expected that the Subsidiary will be subject to an entity-level federal tax.

If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will generally be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. federal income tax purposes. A Fund may be subject to U.S. federal income tax, and interest charges (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, a Fund may elect to “mark-to-market” at the end of each taxable year shares that it holds in PFICs. The election is made separately for each PFIC held and, once made, would be effective for all subsequent taxable years, unless revoked with consent from the IRS. Under this election, a Fund would recognize as ordinary income any increase in the value of its shares as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized “mark-to-market” gains. By making the mark-to-market election, a Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and PFIC losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Municipal Funds

Each Municipal Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of obligations exempt from U.S. federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to pay exempt-interest dividends to holders of all outstanding classes of its shares (together the “shareholders”). Exempt-interest dividends are dividends or any part thereof paid by a Fund that are attributable to interest on tax-exempt obligations and reported by the Fund as exempt-interest dividends. A Fund will allocate interest from tax-exempt obligations (as well as ordinary income, capital gains and tax preference items discussed below) among the Fund’s shareholders according to a method (that it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of shares) that is based upon the gross income that is allocable to each class of shareholders during the taxable year, or such other method as the IRS may prescribe.

Exempt-interest dividends will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefits subject to U.S. federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisors with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of PABs, if any, held by a Fund.

Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

All or a portion of a Fund’s gains from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Code subjects interest received on certain otherwise tax-exempt securities to a federal alternative minimum tax. The alternative minimum tax applies to interest received on certain “PABs” issued after August 7, 1986. PABs are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Fund, to a federal alternative minimum tax. A Fund will purchase such “PABs” and will report to shareholders after the close of the calendar year-end the portion of the Fund’s dividends declared during the year that constitute an item of tax preference for alternative minimum tax purposes.

Each Municipal Fund may engage in interest rate swap transactions. The U.S. federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require a Fund to treat payments received under such arrangements as ordinary income and to amortize payments made under certain circumstances. Because payments received by a Fund in connection with swap transactions will be taxable rather than tax-exempt and because swap payments made by a Fund will offset both taxable and tax exempt gross income proportionately, they may result in increased taxable distributions to shareholders.

Please see Part I of your Fund’s Statement of Additional Information for certain state tax information relevant to an investment in BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund, as well as information on economic conditions within each applicable state.

In the case of a Feeder Fund, such Fund is entitled to look to the underlying assets of the Master Portfolio in which it has invested for purposes of satisfying various qualification requirements of the Code applicable to RICs. Each Master Portfolio is classified either as a partnership or a separate disregarded entity (depending on the particular Master Portfolio) for U.S. federal income tax purposes. If applicable tax provisions were to change the classification of a Master Portfolio, then the Board of Directors of a

Feeder Fund would determine, in its discretion, the appropriate course of action for the Feeder Fund. One possible course of action would be to withdraw the Feeder Fund’s investments from the Master Portfolio and to retain an investment manager to manage the Feeder Fund’s assets in accordance with the investment policies applicable to the Feeder Fund.

Ordinary income and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. government obligations. State law varies as to whether dividend income attributable to U.S. government obligations is exempt from state income tax.

Shareholders of each Fund are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed in this discussion, and any such changes or decisions may have a retroactive effect.

PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data, and, if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund’s historical performance and is not intended to indicate future performance. Average annual total return is determined separately for each class of shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares, and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares, but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal U.S. federal individual income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character (including eligibility for the maximum 20% tax rate applicable to qualified dividend income) of each dividend. The taxable amount and tax character of each dividend are specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to U.S. federal tax law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal U.S. federal individual income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character (including eligibility for the maximum 20% tax rate applicable to qualified dividend income) of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted in Part I of each Fund’s Statement of Additional Information. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund’s yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the Fund’s yield that is not tax-exempt.

A Fund’s total return will vary depending on market conditions, the securities comprising a Fund’s portfolio, a Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of front-end load shares or the waiver of the CDSC in the case of CDSC shares applicable to certain investors, as described under “Purchase of Shares” and “Redemption of Shares,” respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and, therefore, may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

On occasion, a Fund may compare its performance to, among other things, the Fund’s benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Inc., Morningstar, Inc. (“Morningstar”), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund’s relative performance for any future period. In addition, from time to time a Fund may include the Fund’s Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Manager. Certain Funds may also compare their performance to composite indices developed by Fund management.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its stockholders.

From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, the Manager may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of both the Funds’ Proxy Voting Policy and the BlackRock Proxy Voting Guidelines are attached as Appendix B.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or service expenses have exclusive voting rights with respect to matters relating to such distribution and service expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Fund, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in each Fund’s Prospectus. Each share of each class of Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

For Funds organized as Maryland corporations, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

Certain of the Funds are organized as “Massachusetts business trusts.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust establishing a trust, a copy of which for each applicable Fund, together with all amendments thereto (the “Declaration of Trust”), is on file in the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of the trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust also provides that a trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

Certain Funds are organized as Delaware statutory trusts.

Additional Information

Under a separate agreement, BlackRock has granted certain Funds the right to use the “BlackRock” name and has reserved the right to (i) withdraw its consent to the use of such name by a Fund if the Fund ceases to retain BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, as investment adviser and (ii) to grant the use of such name to any other company.

See “Additional Information — Principal Shareholders” in Part I of each Fund’s Statement of Additional Information for information on the holders of 5% or more of any class of shares of your Fund.

APPENDIX A

Description of Bond Ratings

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings (“S&P”), a Division of S&P Global Inc., Issue Credit Ratings

A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation, and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of S&P’s Municipal Short-Term Note Ratings

A S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

BlackRock U.S. Registered Funds

iShares by BlackRock

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

December 29, 2017

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock Proxy Voting Guidelines.

BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock Proxy Voting Guidelines1, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

©2017 BlackRock

[1]	iShares MSCI Peru ETF and the Social Index Funds, as defined in Appendix A of the Proxy Voting Policy for Social Index Funds have separate Fund Proxy Voting Policies.

Global corporate governance & engagement principles

June 2014

INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

PHILOSOPHY ON CORPORATE GOVERNANCE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;

•	supporting and overseeing management in setting strategy;

•	ensuring the integrity of financial statements;

•	making decisions regarding mergers, acquisitions and disposals;

•	establishing appropriate executive compensation structures; and

•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;

•	providing substantial professional services to the company and/or members of the company’s management;

•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;

•	being an immediate family member of any of the aforementioned; and

•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.

BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.

As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAIVI-CAB-0718

[FORM OF PROXY CARD]

STATE FARM S&P 500 INDEX FUND, STATE FARM BOND FUND, STATE FARM SMALL CAP INDEX FUND, STATE FARM INTERNATIONAL INDEX FUND, STATE FARM EQUITY FUND,

STATE FARM SMALL/MID CAP EQUITY FUND, STATE FARM INTERNATIONAL EQUITY FUND, STATE FARM TAX ADVANTAGED BOND FUND,

EACH A SERIES OF STATE FARM MUTUAL FUND TRUST

PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 14, 2018

The undersigned hereby appoints Joe R. Monk, Jr. and Paul J. Smith, and each of them with full powers of substitution, as proxies for the undersigned to represent and vote, as designated on the reverse side hereof, all of the shares of the applicable above-listed fund(s), each a series of State Farm Mutual Fund Trust, that the undersigned is entitled to vote at the Special Meeting of Shareholders of State Farm Mutual Fund Trust to be held at 8:00 a.m. Central Time, on September 14, 2018, at One State Farm Plaza, Bloomington, Illinois 61710 (the “Special Meeting”), or any adjournment(s) or postponement(s) thereof.

The shares to which this Proxy relates will be voted as specified. If no specification is made, such shares will be voted FOR the applicable proposal(s) set forth on this Proxy, and in the discretion of the proxies in accordance with their best judgment on any other business that may properly come before the Special Meeting.

The Board of Trustees of State Farm Mutual Fund Trust (the “Board”) believes that each reorganization is in the best interests of the applicable fund(s), and unanimously recommends that you vote “FOR” the applicable proposal(s).

IMPORTANT NOTICE

REGARDING THE AVAILABILITY OF PROXY MATERIALS

for the Special Meeting of Shareholders on September 14, 2018.

The Proxy Statement for this Special Meeting is available at:

https://www.proxy-direct.com/STA-29797

SFM_29797_061218

FUNDS	FUNDS	FUNDS
State Farm S&P 500 Index Fund	State Farm Bond Fund	State Farm Small Cap Index Fund
State Farm International Index Fund	State Farm Equity Fund	State Farm Small/Mid Cap Equity Fund
State Farm International Equity Fund	State Farm Tax Advantaged Bond Fund

VOTING OPTIONS

Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours	VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours	VOTE BY MAIL Vote, sign and date this Proxy Card and return it in the postage-paid envelope.	VOTE IN PERSON Attend Shareholder Meeting One State Farm Plaza Bloomington, Illinois 61710 on September 14, 2018

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE APPLICABLE PROPOSAL(S).			+
In their discretion, the proxy holders are authorized to vote upon such other matters as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

Properly executed Proxies will be voted as specified. If no other specification is made, such shares will be voted “FOR” the applicable proposal(s).

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒
A	Proposals

1a.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the S&P 500 Index Target Fund to the S&P 500 Index Acquiring Fund in exchange for the assumption by the S&P 500 Index Acquiring Fund of certain stated liabilities of the S&P 500 Index Target Fund and newly-issued shares of the S&P 500 Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the S&P 500 Index Acquiring Fund by the S&P 500 Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the S&P 500 Index Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm S&P 500 Index Fund	☐ ☐ ☐

1b.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Bond Target Fund to the CoreAlpha Bond Acquiring Fund in exchange for the assumption by the CoreAlpha Bond Acquiring Fund of certain stated liabilities of the Bond Target Fund and newly-issued shares of the CoreAlpha Bond Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the CoreAlpha Bond Acquiring Fund by the Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Bond Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm Bond Fund	☐ ☐ ☐

1c.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small Cap Index Target Fund to the Russell 2000 Small-Cap Index Acquiring Fund in exchange for the assumption by the Russell 2000 Small-Cap Index Acquiring Fund of certain stated liabilities of the Small Cap Index Target Fund and newly-issued shares of the Russell 2000 Small-Cap Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Russell 2000 Small-Cap Index Acquiring Fund by the Small Cap Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small Cap Index Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm Small Cap Index Fund	☐ ☐ ☐

1d.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Index Target Fund to the MSCI EAFE International Index Acquiring Fund in exchange for the assumption by the MSCI EAFE International Index Acquiring Fund of certain stated liabilities of the International Index Target Fund and newly-issued shares of the MSCI EAFE International Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the MSCI EAFE International Index Acquiring Fund by the International Index Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Index Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm International Index Fund	☐ ☐ ☐

1e.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Equity Target Fund to the Advantage Large Cap Core Acquiring Fund in exchange for the assumption by the Advantage Large Cap Core Acquiring Fund of certain stated liabilities of the Equity Target Fund and newly-issued shares of the Advantage Large Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Large Cap Core Acquiring Fund by the Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Equity Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm Equity Fund	☐ ☐ ☐

1f.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Small/Mid Cap Equity Target Fund to the Advantage Small Cap Core Acquiring Fund in exchange for the assumption by the Advantage Small Cap Core Acquiring Fund of certain stated liabilities of the Small/Mid Cap Equity Target Fund and newly-issued shares of the Advantage Small Cap Core Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage Small Cap Core Acquiring Fund by the Small/Mid Cap Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Small/Mid Cap Equity Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm Small/Mid Cap Equity Fund	☐ ☐ ☐

1g.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the International Equity Target Fund to the Advantage International Acquiring Fund in exchange for the assumption by the Advantage International Acquiring Fund of certain stated liabilities of the International Equity Target Fund and newly-issued shares of the Advantage International Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Advantage International Acquiring Fund by the International Equity Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the International Equity Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm International Equity Fund	☐ ☐ ☐

1h.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the Tax Advantaged Bond Target Fund to the Municipal Bond Index Acquiring Fund in exchange for the assumption by the Municipal Bond Index Acquiring Fund of certain stated liabilities of the Tax Advantaged Bond Target Fund and newly-issued shares of the Municipal Bond Index Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the Municipal Bond Index Acquiring Fund by the Tax Advantaged Bond Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Tax Advantaged Bond Target Fund as a series of the Target Trust.

FOR AGAINST ABSTAIN
	State Farm Tax Advantaged Bond Fund	☐ ☐ ☐

2.	To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.
B	Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Note:  Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, guardian, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
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Scanner bar code

⬛ XXXXXXXXXXXXXX	STF4 29797	M XXXXXXXX +

BlackRock FundsSM

PART C. OTHER INFORMATION

Item 15.    Indemnification.

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodians is provided for in Section 12 of the Amended and Restated Custodian Agreement incorporated by reference herein as Exhibit 9(a), Article VIII of the Custody Agreement incorporated by reference herein as Exhibit 9(b), Article V of the Form of Custody Agreement (U.S. Dollar Only) incorporated by reference herein as Exhibit 9(c), Section 7 of the Form of Master Global Custody Agreement incorporated by reference herein as Exhibit 9(d) and Section 6 of the Form of Custodian Agreement incorporated by reference herein as Exhibit 9(g). Indemnification of Registrant’s Transfer Agent is provided for in Section 12 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 13(d). Indemnification of Registrant’s Administrators is provided for in Section 9 of the Administration Agreement incorporated by reference herein as Exhibit 13(a), Section 12 of the Form of Administration and Accounting Services Agreement incorporated by reference herein as Exhibit 13(b) and Section 11 of the Form of Administrative Services Agreement incorporated by reference herein as Exhibit 13(c). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 16.    Exhibits.

Exhibit Number	Description
1	Articles of Incorporation

(a)	Declaration of Trust of Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 33-26305) (the “Registration Statement”) filed on January 27, 1998.

(b)	Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(c)	Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(d)	Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on October 18, 1996.

(e)	Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(f)	Certification of Classification of Shares dated September 15, 2008 is incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

(g)	Certification of Classification of Shares dated March 10, 2009 is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

(h)	Certification of Classification of Shares dated May 21, 2010 is incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on May 25, 2010.

(i)	Certification of Classification of Shares dated November 16, 2010 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 163 to Registrant’s Registration Statement filed on April 29, 2011.

(j)	Certification of Classification of Shares dated September 23, 2011 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 186 to Registrant’s Registration Statement filed on September 29, 2011.

Exhibit Number	Description

(k)	Certification of Classification of Shares dated May 15, 2012 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 219 to Registrant’s Registration Statement filed on May 15, 2012.

(l)	Certification of Classification of Shares dated July 31, 2012 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(m)	Certification of Classification of Shares dated September 21, 2012 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(n)	Certification of Classification of Shares dated March 11, 2013 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 282 to Registrant’s Registration Statement filed on March 13, 2013.

(o)	Certification of Classification of Shares dated April 25, 2013 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(p)	Certification of Classification of Shares dated June 28, 2013 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 302 to Registrant’s Registration Statement filed on July 9, 2013.

(q)	Certification of Classification of Shares dated August 16, 2013 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 308 to Registrant’s Registration Statement filed on August 16, 2013.

(r)	Certification of Classification of Shares dated June 20, 2014 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 380 to Registrant’s Registration Statement filed on July 25, 2014.

(s)	Certification of Classification of Shares dated October 7, 2014 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 412 to Registrant’s Registration Statement filed on December 2, 2014.

(t)	Certification of Classification of Shares dated May 4, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 454 to Registrant’s Registration Statement filed on May 13, 2015.

(u)	Certification of Classification of Shares dated May 11, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 455 to Registrant’s Registration Statement filed on May 18, 2015.

(v)	Certification of Classification of Shares dated May 4, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 459 to Registrant’s Registration Statement filed on May 29, 2015.

(w)	Certification of Classification of Shares dated May 4, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 465 to Registrant’s Registration Statement filed on June 8, 2015.

(x)	Certification of Classification of Shares dated July 31, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 473 to Registrant’s Registration Statement filed on August 12, 2015.

(y)	Certification of Classification of Shares dated September 30, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 486 to Registrant’s Registration Statement filed on October 5, 2015.

Exhibit Number	Description

(z)	Certification of Classification of Shares dated February 9, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 537 to Registrant’s Registration Statement filed on February 16, 2016.

(aa)	Certification of Classification of Shares dated February 18, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 545 to Registrant’s Registration Statement filed on February 22, 2016.

(bb)	Certification of Classification of Shares dated January 25, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 558 to Registrant’s Registration Statement filed on March 24, 2016.

(cc)	Certification of Classification of Shares dated June 7, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 664 to Registrant’s Registration Statement filed on January 27, 2017.

(dd)	Certification of Classification of Shares dated June 29, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 590 to Registrant’s Registration Statement filed on July 12, 2016.

(ee)	Certification of Classification of Shares dated July 26, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 594 to Registrant’s Registration Statement filed on July 29, 2016.

(ff)	Certification of Classification of Shares dated August 17, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 602 to Registrant’s Registration Statement filed on August 23, 2016.

(gg)	Certification of Classification of Shares dated December 15, 2015 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 610 to Registrant’s Registration Statement filed on October 3, 2016.

(hh)	Certification of Classification of Shares dated May 5, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 610 to Registrant’s Registration Statement filed on October 3, 2016.

(ii)	Certification of Classification of Shares dated November 13, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 649 to Registrant’s Registration Statement filed on December 20, 2016.

(jj)	Certification of Classification of Shares dated August 29, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 660 to Registrant’s Registration Statement filed on January 26, 2017.

(kk)	Certification of Classification of Shares dated February 27, 2017 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 679 to Registrant’s Registration Statement filed on February 28, 2017.

(ll)	Certification of Classification of Shares dated December 23, 2016 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(mm)	Certification of Classification of Shares dated April 17, 2017 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 736 to Registrant’s Registration Statement filed on September 28, 2017.

(nn)	Certification of Classification of Shares dated June 5, 2017 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 736 to Registrant’s Registration Statement filed on September 28, 2017.

Exhibit Number	Description

(oo)	Certification of Classification of Shares dated July 20, 2017 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 736 to Registrant’s Registration Statement filed on September 28, 2017.

(pp)	Certification of Classification of Shares dated January 23, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(qq)	Certification of Classification of Shares dated January 5, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 819 to Registrant’s Registration Statement filed on January 26, 2018.

(rr)	Certification of Classification of Shares dated February 7, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 821 to Registrant’s Registration Statement filed February 9, 2018.

(ss)	Certification of Classification of Shares dated April 11, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(tt)	Certification of Classification of Shares dated May 30, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 865 to Registrant’s Registration Statement filed on May 31, 2018.

(uu)	Certification of Classification of Shares dated July 2, 2018 is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 873 to Registrant’s Registration Statement filed on July 6, 2018.

2	By-laws

(a)	Amended and Restated Code of Regulations of Registrant, effective December 2008 is incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

3	Voting Trust Agreements

(a)	None.

4	Plan of Reorganization

(a)	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Proxy Statement.

5	Instruments Defining Rights of Security Holders

(a)	Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998; Article II of Registrant’s Code of Regulations is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

6	Investment Advisory Contracts.

(a)	Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to non-index funds is incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

Exhibit Number	Description
(b)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 110 to Registrant’s Registration Statement filed on September 24, 2008.

(c)	Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on May 25, 2010.

(d)	Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 163 to Registrant’s Registration Statement filed on April 29, 2011.

(e)	Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 186 to Registrant’s Registration Statement filed on September 29, 2011.

(f)	Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(g)	Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 282 to Registrant’s Registration Statement filed on March 13, 2013.

(h)	Form of Addendum No. 9 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(i)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International, Ltd. with respect to BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

(j)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Global Long/Short Credit Fund and BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 144 to Registrant’s Registration Statement filed on January 28, 2011.

(k)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Total Factor Fund (f/k/a BlackRock Strategic Risk Allocation Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(l)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Hong Kong) Limited with respect to BlackRock Emerging Markets Dividend Fund (f/k/a BlackRock China Fund) and BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 269 to Registrant’s Registration Statement filed on January 28, 2013.

(m)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 269 to Registrant’s Registration Statement filed on January 28, 2013.

Exhibit Number	Description

(n)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(o)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(p)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(q)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Emerging Markets Dividend Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 308 to Registrant’s Registration Statement filed on August 16, 2013.

(r)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and Sub-Advisers with respect to the BlackRock Multi-Manager Alternative Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 380 to Registrant’s Registration Statement filed on July 25, 2014.

(s)	Form of Addendum No. 11 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 412 to Registrant’s Registration Statement filed on December 2, 2014.

(t)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(u)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(v)	Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund), iShares MSCI Developed World Index Fund (f/k/a BlackRock MSCI World Index Fund) and iShares MSCI Asia ex Japan Index Fund (f/k/a BlackRock MSCI Asia ex Japan Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 454 to Registrant’s Registration Statement filed on May 13, 2015.

(w)	Appendix A to Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund), iShares MSCI Developed World Index Fund (f/k/a BlackRock MSCI World Index Fund) and iShares MSCI Asia ex Japan Index Fund (f/k/a BlackRock MSCI Asia ex Japan Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 465 to Registrant’s Registration Statement filed on June 8, 2015.

Exhibit Number	Description

(x)	Form of Addendum No. 12 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Alternative Capital Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 455 to Registrant’s Registration Statement filed on May 18, 2015.

(y)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Alternative Capital Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 455 to Registrant’s Registration Statement filed on May 18, 2015.

(z)	Form of Addendum No. 1 with respect to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 473 to Registrant’s Registration Statement filed on August 12, 2015.

(aa)	Form of Addendum No. 2 with respect to iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 474 to Registrant’s Registration Statement filed on August 12, 2015.

(bb)	Form of Addendum No. 3 with respect to iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 475 to Registrant’s Registration Statement filed on August 12, 2015.

(cc)	Form of Addendum No. 13 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Impact U.S. Equity Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 486 to Registrant’s Registration Statement filed on October 5, 2015.

(dd)	Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(ee)	Form of Amendment to Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(ff)	Form of Amended and Restated Addendum No. 10 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(gg)	Form of Addendum No. 4 with respect to iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 537 to Registrant’s Registration Statement filed on February 16, 2016.

(hh)	Form of Addendum No. 14 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 545 to Registrant’s Registration Statement filed on February 22, 2016.

Exhibit Number	Description

(ii)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 545 to Registrant’s Registration Statement filed on February 22, 2016.

(jj)	Form of Addendum No. 5 with respect to iShares Edge MSCI Multifactor USA Index Fund (f/k/a BlackRock Multifactor USA Index Fund), iShares Edge MSCI Multifactor Intl Index Fund (f/k/a BlackRock Multifactor International Index Fund), iShares Edge MSCI Min Vol USA Index Fund (f/k/a BlackRock Min Vol USA Index Fund) and iShares Edge MSCI Min Vol EAFE Index Fund (f/k/a BlackRock Min Vol EAFE Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 590 to Registrant’s Registration Statement filed on July 12, 2016.

(kk)	Form of Addendum No. 15 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Impact Bond Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 602 to Registrant’s Registration Statement filed on August 23, 2016.

(ll)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Impact Bond Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 602 to Registrant’s Registration Statement filed on August 23, 2016.

(mm)	Form of Amendment to Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post Effective Amendment No. 620 to Registrant’s Registration Statement filed on November 22, 2016.

(nn)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Global Long/Short Equity Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 620 to Registrant’s Registration Statement filed on November 22, 2016.

(oo)	Form of Investment Advisory Agreement between Registrant and BlackRock Fund Advisors with respect to iShares Edge MSCI USA Momentum Factor Index Fund (f/k/a BlackRock USA Momentum Factor Index Fund), iShares Edge MSCI USA Quality Factor Index Fund (f/k/a BlackRock USA Quality Factor Index Fund), iShares Edge MSCI USA Size Factor Index Fund (f/k/a BlackRock USA Size Factor Index Fund) and iShares Edge MSCI USA Value Factor Index Fund (f/k/a BlackRock USA Value Factor Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 649 to Registrant’s Registration Statement filed on December 20, 2016.

(pp)	Form of Amendment No. 2 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 663 to Registrant’s Registration Statement filed on January 27, 2017.

(qq)	Form of Amendment to Addendum No. 9 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(rr)	Form of Amendment to Addendum No. 12 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(ss)	Form of Amendment to Addendum No. 5 to the Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

Exhibit Number	Description

(tt)	Form of Amendment No. 3 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(uu)	Form of Amendment No. 2 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(vv)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Fund Advisors with respect to iShares Developed Real Estate Index Fund, iShares Edge MSCI Min Vol EAFE Index Fund, iShares Edge MSCI Min Vol USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund, iShares Edge MSCI Multifactor USA Index Fund, iShares MSCI Asia ex Japan Index Fund, iShares MSCI Developed World Index Fund, iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund, iShares Short-Term TIPS Bond Index Fund and iShares Total U.S. Stock Market Index Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(ww)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Emerging Markets Dividend Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(xx)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(yy)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock All-Cap Energy & Resources Portfolio is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(zz)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Energy & Resources Portfolio is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(aaa)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(bbb)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(ccc)	Form of Amendment No. 4 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(ddd)	Form of Amendment No. 3 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

Exhibit Number	Description

(eee)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 852 to Registrant’s Registration Statement filed on April 27, 2018.

(fff)	Form of Addendum No. 1 to the Investment Advisory Agreement between Registrant and BlackRock Fund Advisors is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 865 to Registrant’s Registration Statement filed on May 31, 2018.

7	Underwriting Contracts

(a)	Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on January 28, 2009.

8	Bonus or Profit Sharing Contracts

(a)	None

9	Custodian Agreements

(a)	Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

(b)	Custody Agreement dated October 12, 2011 between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 387 to Registrant’s Registration Statement filed on September 29, 2014.

(c)	Form of Custody Agreement (U.S. Dollar Only) between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(d)	Form of Master Global Custody Agreement between BlackRock Funds and JPMorgan Chase Bank, N.A. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(e)	Sub-Custodian Agreement dated April 27, 1992 among Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

(f)	Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(g)	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 110 to Registrant’s Registration Statement filed on September 24, 2008.

(h)	Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

(i)	Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

Exhibit Number	Description

(j)	Subcustodial Services Agreement dated October 1, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on January 28, 1997.

10	Rule 12b-1 and Rule 18f-3 Plans

(a)	Form of Distribution and Service Plan is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on January 28, 2009.

(b)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 873 to Registrant’s Registration Statement filed on July 6, 2018.

11	Legal Opinion

(a)	Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, with respect to BlackRock Advantage Small Cap Core Fund, is filed herewith.

(b)	Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, with respect to BlackRock Advantage International Fund, is filed herewith.

(c)	Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, with respect to iShares Municipal Bond Index Fund, is filed herewith.

12	Legal Opinion

(a)	Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, with respect to BlackRock Advantage Small Cap Core Fund, is filed herewith.

(b)

Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, with respect to BlackRock Advantage International Fund, is filed herewith.

(c)	Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, with respect to iShares Municipal Bond Index Fund, is filed herewith.

13	Other Material Contracts

(a)	Form of Administration Agreement dated January 1, 2015 between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592), filed on January 28, 2015.

(b)	Form of Administration and Accounting Services Agreement dated June 25, 2010 between Registrant and BNY Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875), filed on January 28, 2013.

(c)	Form of Administrative Services Agreement dated December 29, 2000 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Focus Growth Fund, Inc. (formerly Merrill Lynch Focus Twenty Fund, Inc.) (File No. 333-89775), filed on March 20, 2001.

Exhibit Number	Description

(d)	Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(e)	Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on April 29, 1998.

(f)	Form of Eighth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC, BlackRock Fund Advisors and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to Registrant’s Registration Statement filed on September 28, 2017.

(g)	Form of Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(h)	Form of Fifth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 23, 2018.

(i)	Form of Fourth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 808 of Registrant’s Registration Statement filed on January 25, 2018.

(j)	Form of Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock Cayman Emerging Market Allocation Fund, Ltd. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(k)	Form of Investment Advisory Agreement between BlackRock Advisors, LLC and Cayman Multi-Manager Alternatives Fund, Ltd. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 380 to Registrant’s Registration Statement filed on July 25, 2014.

(l)	Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(m)	Form of Third Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

14	Other Opinions

(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund, is filed herewith.

(b)	Consent of Deloitte & Touche LLP, independent registered public accounting firm of iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund, each a series of BlackRock Index Funds, Inc., BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund, each a series of Registrant, and BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., is filed herewith.

Exhibit Number	Description

15	Omitted Financial Statements

(a)	None.

16	Power of Attorney.

(a)	Power of Attorney, dated November 10, 2017, for Susan J. Carter, Collette Chilton, Neil A. Cotty, Rodney D. Johnson, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Mark Stalnecker, Kenneth L. Urish, Claire A. Walton, Frederick W. Winter and John M. Perlowski is incorporated herein by reference to Exhibit 16(a) of Registrant’s Registration Statement on Form N-14, filed June 14, 2018.

(b)	Power of Attorney, dated February 22, 2018, for Robert Fairbairn is incorporated herein by reference to Exhibit 16(b) of Registrant’s Registration Statement on Form N-14, filed June 14, 2018.

17	Additional Exhibits.

(a)	None.

Item 35.    Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

C-14

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on August 14, 2018.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF BLACKROCK ADVANTAGE SMALL CAP CORE FUND, BLACKROCK ADVANTAGE INTERNATIONAL FUND AND ISHARES MUNICIPAL BOND INDEX FUND

By:	/S/ John M. Perlowski
(John M. Perlowski,
President and Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	August 14, 2018

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	August 14, 2018

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

Signature	Title	Date

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ BENJAMIN ARCHIBALD (Benjamin Archibald, Attorney-In-Fact)	August 14, 2018

EXHIBIT INDEX

Exhibit Number	Description

11(a)	— Opinion of Morgan, Lewis & Bockis LLP as to the legality of the securities being registered, with respect to BlackRock Advantage Small Cap Core Fund.

11(b)	— Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, with respect to BlackRock Advantage International Fund.

11(c)	— Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, with respect to iShares Municipal Bond Index Fund.

12(a)	— Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

12(b)

—   Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, with respect to BlackRock Advantage International Fund.

12(c)	— Form of opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, with respect to iShares Municipal Bond Index Fund.

14(a)

—   Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund and State Farm Tax Advantaged Bond Fund.

14(b)

—   Consent of Deloitte & Touche LLP, independent registered public accounting firm of iShares MSCI EAFE International Fund and iShares Russell 2000 Small-Cap Index Fund, each a series of BlackRock Index Funds, Inc., BlackRock Advantage Small Cap Core Fund and BlackRock Advantage International Fund, each a series of Registrant, and BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc.